UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—December 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Extended Market Index Fund Investor Shares - VEXMX

Vanguard Extended Market Index Fund ETF Shares - VXF

Vanguard Extended Market Index Fund Admiral™ Shares - VEXAX

Vanguard Extended Market Index Fund Institutional Shares - VIEIX

Vanguard Extended Market Index Fund Institutional Plus Shares - VEMPX

Vanguard Mid-Cap Index Fund Investor Shares - VIMSX

Vanguard Mid-Cap Index Fund ETF Shares - VO

Vanguard Mid-Cap Index Fund Admiral™ Shares - VIMAX

Vanguard Mid-Cap Index Fund Institutional Shares - VMCIX

Vanguard Mid-Cap Index Fund Institutional Plus Shares - VMCPX

Vanguard Mid-Cap Growth Index Fund Investor Shares - VMGIX

Vanguard Mid-Cap Growth Index Fund ETF Shares - VOT

Vanguard Mid-Cap Growth Index Fund Admiral™ Shares - VMGMX

Vanguard Mid-Cap Value Index Fund Investor Shares - VMVIX

Vanguard Mid-Cap Value Index Fund ETF Shares - VOE

Vanguard Mid-Cap Value Index Fund Admiral™ Shares - VMVAX

Vanguard Small-Cap Index Fund Investor Shares - NAESX

Vanguard Small-Cap Index Fund ETF Shares - VB

Vanguard Small-Cap Index Fund Admiral™ Shares - VSMAX

Vanguard Small-Cap Index Fund Institutional Shares - VSCIX

Vanguard Small-Cap Index Fund Institutional Plus Shares - VSCPX

Vanguard Small-Cap Growth Index Fund Investor Shares - VISGX

Vanguard Small-Cap Growth Index Fund ETF Shares - VBK

Vanguard Small-Cap Growth Index Fund Admiral™ Shares - VSGAX

Vanguard Small-Cap Growth Index Fund Institutional Shares - VSGIX

Vanguard Small-Cap Value Index Fund Investor Shares - VISVX

Vanguard Small-Cap Value Index Fund ETF Shares - VBR

Vanguard Small-Cap Value Index Fund Admiral™ Shares - VSIAX

Vanguard Small-Cap Value Index Fund Institutional Shares - VSIIX

Vanguard Total Stock Market Index Fund Investor Shares - VTSMX

Vanguard Total Stock Market Index Fund ETF Shares - VTI

Vanguard Total Stock Market Index Fund Admiral™ Shares - VTSAX

Vanguard Total Stock Market Index Fund Institutional Shares - VITSX

Vanguard Total Stock Market Index Fund Institutional Plus Shares - VSMPX

Vanguard Total Stock Market Index Fund Institutional Select Shares - VSTSX

Vanguard Extended Market Index Fund
Investor Shares (VEXMX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.19%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Industrials, financials, and health care contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	11.26%	6.05%	10.87%
S&P Completion Index	11.32%	6.06%	10.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$82,116
Number of Portfolio Holdings	3,402
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$1,712
Portfolio Composition % of Net Assets (as of December 31, 2025)
Communication Services	4.0%
Consumer Discretionary	10.3%
Consumer Staples	2.6%
Energy	3.6%
Financials	16.3%
Health Care	14.2%
Industrials	19.1%
Information Technology	18.3%
Materials	4.2%
Real Estate	5.3%
Utilities	2.0%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR98

Vanguard Extended Market Index Fund
ETF Shares (VXF) NYSE Arca
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Industrials, financials, and health care contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	11.41%	6.19%	11.01%
ETF Shares Market Price	11.40%	6.19%	11.01%
S&P Completion Index	11.32%	6.06%	10.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$82,116
Number of Portfolio Holdings	3,402
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$1,712
Portfolio Composition % of Net Assets (as of December 31, 2025)
Communication Services	4.0%
Consumer Discretionary	10.3%
Consumer Staples	2.6%
Energy	3.6%
Financials	16.3%
Health Care	14.2%
Industrials	19.1%
Information Technology	18.3%
Materials	4.2%
Real Estate	5.3%
Utilities	2.0%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR965

Vanguard Extended Market Index Fund
Admiral™ Shares (VEXAX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Industrials, financials, and health care contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	11.42%	6.19%	11.01%
S&P Completion Index	11.32%	6.06%	10.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$82,116
Number of Portfolio Holdings	3,402
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$1,712
Portfolio Composition % of Net Assets (as of December 31, 2025)
Communication Services	4.0%
Consumer Discretionary	10.3%
Consumer Staples	2.6%
Energy	3.6%
Financials	16.3%
Health Care	14.2%
Industrials	19.1%
Information Technology	18.3%
Materials	4.2%
Real Estate	5.3%
Utilities	2.0%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR598

Vanguard Extended Market Index Fund
Institutional Shares (VIEIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Industrials, financials, and health care contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	11.42%	6.20%	11.02%
S&P Completion Index	11.32%	6.06%	10.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$82,116
Number of Portfolio Holdings	3,402
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$1,712
Portfolio Composition % of Net Assets (as of December 31, 2025)
Communication Services	4.0%
Consumer Discretionary	10.3%
Consumer Staples	2.6%
Energy	3.6%
Financials	16.3%
Health Care	14.2%
Industrials	19.1%
Information Technology	18.3%
Materials	4.2%
Real Estate	5.3%
Utilities	2.0%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR856

Vanguard Extended Market Index Fund
Institutional Plus Shares (VEMPX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Industrials, financials, and health care contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	11.42%	6.21%	11.03%
S&P Completion Index	11.32%	6.06%	10.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$82,116
Number of Portfolio Holdings	3,402
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$1,712
Portfolio Composition % of Net Assets (as of December 31, 2025)
Communication Services	4.0%
Consumer Discretionary	10.3%
Consumer Staples	2.6%
Energy	3.6%
Financials	16.3%
Health Care	14.2%
Industrials	19.1%
Information Technology	18.3%
Materials	4.2%
Real Estate	5.3%
Utilities	2.0%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1860

Vanguard Mid-Cap Index Fund
Investor Shares (VIMSX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The majority of the benchmark’s industry sectors posted positive returns for the 12 months. Utilities, telecommunications, technology, and real estate contributed most to results. Basic materials and consumer discretionary detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	11.53%	8.47%	10.78%
CRSP US Mid Cap Index	11.70%	8.62%	10.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$199,156
Number of Portfolio Holdings	297
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$3,602
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	2.7%
Consumer Discretionary	15.5%
Consumer Staples	5.0%
Energy	6.6%
Financials	13.8%
Health Care	7.9%
Industrials	19.5%
Real Estate	5.6%
Technology	13.3%
Telecommunications	0.9%
Utilities	8.9%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR859

Vanguard Mid-Cap Index Fund
ETF Shares (VO) NYSE Arca
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The majority of the benchmark’s industry sectors posted positive returns for the 12 months. Utilities, telecommunications, technology, and real estate contributed most to results. Basic materials and consumer discretionary detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	11.68%	8.61%	10.92%
ETF Shares Market Price	11.62%	8.61%	10.92%
CRSP US Mid Cap Index	11.70%	8.62%	10.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$199,156
Number of Portfolio Holdings	297
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$3,602
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	2.7%
Consumer Discretionary	15.5%
Consumer Staples	5.0%
Energy	6.6%
Financials	13.8%
Health Care	7.9%
Industrials	19.5%
Real Estate	5.6%
Technology	13.3%
Telecommunications	0.9%
Utilities	8.9%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR939

Vanguard Mid-Cap Index Fund
Admiral™ Shares (VIMAX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The majority of the benchmark’s industry sectors posted positive returns for the 12 months. Utilities, telecommunications, technology, and real estate contributed most to results. Basic materials and consumer discretionary detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	11.67%	8.60%	10.91%
CRSP US Mid Cap Index	11.70%	8.62%	10.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$199,156
Number of Portfolio Holdings	297
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$3,602
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	2.7%
Consumer Discretionary	15.5%
Consumer Staples	5.0%
Energy	6.6%
Financials	13.8%
Health Care	7.9%
Industrials	19.5%
Real Estate	5.6%
Technology	13.3%
Telecommunications	0.9%
Utilities	8.9%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5859

Vanguard Mid-Cap Index Fund
Institutional Shares (VMCIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The majority of the benchmark’s industry sectors posted positive returns for the 12 months. Utilities, telecommunications, technology, and real estate contributed most to results. Basic materials and consumer discretionary detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	11.67%	8.61%	10.92%
CRSP US Mid Cap Index	11.70%	8.62%	10.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$199,156
Number of Portfolio Holdings	297
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$3,602
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	2.7%
Consumer Discretionary	15.5%
Consumer Staples	5.0%
Energy	6.6%
Financials	13.8%
Health Care	7.9%
Industrials	19.5%
Real Estate	5.6%
Technology	13.3%
Telecommunications	0.9%
Utilities	8.9%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR864

Vanguard Mid-Cap Index Fund
Institutional Plus Shares (VMCPX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The majority of the benchmark’s industry sectors posted positive returns for the 12 months. Utilities, telecommunications, technology, and real estate contributed most to results. Basic materials and consumer discretionary detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	11.69%	8.62%	10.94%
CRSP US Mid Cap Index	11.70%	8.62%	10.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$199,156
Number of Portfolio Holdings	297
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$3,602
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	2.7%
Consumer Discretionary	15.5%
Consumer Staples	5.0%
Energy	6.6%
Financials	13.8%
Health Care	7.9%
Industrials	19.5%
Real Estate	5.6%
Technology	13.3%
Telecommunications	0.9%
Utilities	8.9%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1859

Vanguard Mid-Cap Growth Index Fund
Investor Shares (VMGIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.19%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Technology, industrials, utilities, and consumer discretionary contributed most to results. Telecommunications and consumer staples detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	10.55%	6.22%	11.50%
CRSP US Mid Cap Growth Index	10.73%	6.39%	11.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$31,913
Number of Portfolio Holdings	122
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$601
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.2%
Consumer Discretionary	20.3%
Consumer Staples	0.5%
Energy	2.6%
Financials	10.3%
Health Care	10.4%
Industrials	22.9%
Real Estate	4.6%
Technology	19.9%
Telecommunications	1.7%
Utilities	5.5%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR832

Vanguard Mid-Cap Growth Index Fund
ETF Shares (VOT) NYSE Arca
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Technology, industrials, utilities, and consumer discretionary contributed most to results. Telecommunications and consumer staples detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	10.69%	6.35%	11.63%
ETF Shares Market Price	10.72%	6.34%	11.63%
CRSP US Mid Cap Growth Index	10.73%	6.39%	11.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$31,913
Number of Portfolio Holdings	122
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$601
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.2%
Consumer Discretionary	20.3%
Consumer Staples	0.5%
Energy	2.6%
Financials	10.3%
Health Care	10.4%
Industrials	22.9%
Real Estate	4.6%
Technology	19.9%
Telecommunications	1.7%
Utilities	5.5%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR932

Vanguard Mid-Cap Growth Index Fund
Admiral™ Shares (VMGMX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Technology, industrials, utilities, and consumer discretionary contributed most to results. Telecommunications and consumer staples detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	10.69%	6.35%	11.63%
CRSP US Mid Cap Growth Index	10.73%	6.39%	11.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$31,913
Number of Portfolio Holdings	122
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$601
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.2%
Consumer Discretionary	20.3%
Consumer Staples	0.5%
Energy	2.6%
Financials	10.3%
Health Care	10.4%
Industrials	22.9%
Real Estate	4.6%
Technology	19.9%
Telecommunications	1.7%
Utilities	5.5%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5832

Vanguard Mid-Cap Value Index Fund
Investor Shares (VMVIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.19%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Eight of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Consumer discretionary, technology, and financials contributed most to results. Consumer staples, real estate, and telecommunications detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	11.91%	10.57%	9.80%
CRSP US Mid Cap Value Index	12.11%	10.76%	9.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$33,195
Number of Portfolio Holdings	185
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$615
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	3.7%
Consumer Discretionary	12.0%
Consumer Staples	8.2%
Energy	9.5%
Financials	16.3%
Health Care	6.0%
Industrials	17.3%
Real Estate	6.4%
Technology	8.7%
Telecommunications	0.3%
Utilities	11.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR835

Vanguard Mid-Cap Value Index Fund
ETF Shares (VOE) NYSE Arca
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Eight of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Consumer discretionary, technology, and financials contributed most to results. Consumer staples, real estate, and telecommunications detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	12.05%	10.71%	9.93%
ETF Shares Market Price	12.08%	10.71%	9.94%
CRSP US Mid Cap Value Index	12.11%	10.76%	9.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$33,195
Number of Portfolio Holdings	185
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$615
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	3.7%
Consumer Discretionary	12.0%
Consumer Staples	8.2%
Energy	9.5%
Financials	16.3%
Health Care	6.0%
Industrials	17.3%
Real Estate	6.4%
Technology	8.7%
Telecommunications	0.3%
Utilities	11.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR935

Vanguard Mid-Cap Value Index Fund
Admiral™ Shares (VMVAX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Eight of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Consumer discretionary, technology, and financials contributed most to results. Consumer staples, real estate, and telecommunications detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	12.05%	10.71%	9.94%
CRSP US Mid Cap Value Index	12.11%	10.76%	9.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$33,195
Number of Portfolio Holdings	185
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$615
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	3.7%
Consumer Discretionary	12.0%
Consumer Staples	8.2%
Energy	9.5%
Financials	16.3%
Health Care	6.0%
Industrials	17.3%
Real Estate	6.4%
Technology	8.7%
Telecommunications	0.3%
Utilities	11.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5835

Vanguard Small-Cap Index Fund
Investor Shares (NAESX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and financials contributed the most to the index's return. Consumer discretionary and consumer staples detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	8.70%	7.22%	10.30%
CRSP US Small Cap Index	8.82%	7.31%	10.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$162,340
Number of Portfolio Holdings	1,328
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$2,917
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.3%
Consumer Discretionary	13.6%
Consumer Staples	3.1%
Energy	4.1%
Financials	13.7%
Health Care	12.2%
Industrials	22.0%
Real Estate	7.1%
Technology	13.9%
Telecommunications	2.3%
Utilities	3.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR48

Vanguard Small-Cap Index Fund
ETF Shares (VB) NYSE Arca
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and financials contributed the most to the index's return. Consumer discretionary and consumer staples detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	8.83%	7.35%	10.43%
ETF Shares Market Price	8.87%	7.34%	10.43%
CRSP US Small Cap Index	8.82%	7.31%	10.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$162,340
Number of Portfolio Holdings	1,328
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$2,917
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.3%
Consumer Discretionary	13.6%
Consumer Staples	3.1%
Energy	4.1%
Financials	13.7%
Health Care	12.2%
Industrials	22.0%
Real Estate	7.1%
Technology	13.9%
Telecommunications	2.3%
Utilities	3.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR969

Vanguard Small-Cap Index Fund
Admiral™ Shares (VSMAX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and financials contributed the most to the index's return. Consumer discretionary and consumer staples detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	8.83%	7.34%	10.43%
CRSP US Small Cap Index	8.82%	7.31%	10.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$162,340
Number of Portfolio Holdings	1,328
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$2,917
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.3%
Consumer Discretionary	13.6%
Consumer Staples	3.1%
Energy	4.1%
Financials	13.7%
Health Care	12.2%
Industrials	22.0%
Real Estate	7.1%
Technology	13.9%
Telecommunications	2.3%
Utilities	3.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR548

Vanguard Small-Cap Index Fund
Institutional Shares (VSCIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and financials contributed the most to the index's return. Consumer discretionary and consumer staples detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	8.85%	7.36%	10.44%
CRSP US Small Cap Index	8.82%	7.31%	10.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$162,340
Number of Portfolio Holdings	1,328
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$2,917
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.3%
Consumer Discretionary	13.6%
Consumer Staples	3.1%
Energy	4.1%
Financials	13.7%
Health Care	12.2%
Industrials	22.0%
Real Estate	7.1%
Technology	13.9%
Telecommunications	2.3%
Utilities	3.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR857

Vanguard Small-Cap Index Fund
Institutional Plus Shares (VSCPX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and financials contributed the most to the index's return. Consumer discretionary and consumer staples detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	8.86%	7.37%	10.45%
CRSP US Small Cap Index	8.82%	7.31%	10.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$162,340
Number of Portfolio Holdings	1,328
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$2,917
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.3%
Consumer Discretionary	13.6%
Consumer Staples	3.1%
Energy	4.1%
Financials	13.7%
Health Care	12.2%
Industrials	22.0%
Real Estate	7.1%
Technology	13.9%
Telecommunications	2.3%
Utilities	3.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1861

Vanguard Small-Cap Growth Index Fund
Investor Shares (VISGX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.19%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Six of the index’s 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and telecommunications contributed the most to the index's return. Consumer discretionary detracted the most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	8.30%	2.90%	10.12%
CRSP US Small Cap Growth Index	8.44%	2.99%	10.23%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$39,311
Number of Portfolio Holdings	558
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$724
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	3.6%
Consumer Discretionary	13.1%
Consumer Staples	2.5%
Energy	4.4%
Financials	5.7%
Health Care	17.0%
Industrials	21.7%
Real Estate	4.3%
Technology	21.9%
Telecommunications	3.8%
Utilities	1.8%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR861

Vanguard Small-Cap Growth Index Fund
ETF Shares (VBK) NYSE Arca
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Six of the index’s 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and telecommunications contributed the most to the index's return. Consumer discretionary detracted the most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	8.43%	3.03%	10.26%
ETF Shares Market Price	8.50%	3.03%	10.27%
CRSP US Small Cap Growth Index	8.44%	2.99%	10.23%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$39,311
Number of Portfolio Holdings	558
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$724
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	3.6%
Consumer Discretionary	13.1%
Consumer Staples	2.5%
Energy	4.4%
Financials	5.7%
Health Care	17.0%
Industrials	21.7%
Real Estate	4.3%
Technology	21.9%
Telecommunications	3.8%
Utilities	1.8%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR938

Vanguard Small-Cap Growth Index Fund
Admiral™ Shares (VSGAX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Six of the index’s 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and telecommunications contributed the most to the index's return. Consumer discretionary detracted the most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	8.44%	3.02%	10.25%
CRSP US Small Cap Growth Index	8.44%	2.99%	10.23%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$39,311
Number of Portfolio Holdings	558
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$724
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	3.6%
Consumer Discretionary	13.1%
Consumer Staples	2.5%
Energy	4.4%
Financials	5.7%
Health Care	17.0%
Industrials	21.7%
Real Estate	4.3%
Technology	21.9%
Telecommunications	3.8%
Utilities	1.8%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5861

Vanguard Small-Cap Growth Index Fund
Institutional Shares (VSGIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Six of the index’s 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and telecommunications contributed the most to the index's return. Consumer discretionary detracted the most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	8.43%	3.03%	10.26%
CRSP US Small Cap Growth Index	8.44%	2.99%	10.23%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$39,311
Number of Portfolio Holdings	558
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$724
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	3.6%
Consumer Discretionary	13.1%
Consumer Staples	2.5%
Energy	4.4%
Financials	5.7%
Health Care	17.0%
Industrials	21.7%
Real Estate	4.3%
Technology	21.9%
Telecommunications	3.8%
Utilities	1.8%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR866

Vanguard Small-Cap Value Index Fund
Investor Shares (VISVX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.19%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, utilities, and technology contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	8.94%	10.43%	10.01%
CRSP US Small Cap Value Index	9.11%	10.58%	10.15%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$59,879
Number of Portfolio Holdings	854
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$1,109
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.0%
Consumer Staples	3.6%
Energy	3.8%
Financials	19.7%
Health Care	8.6%
Industrials	22.2%
Real Estate	9.2%
Technology	7.9%
Telecommunications	1.1%
Utilities	5.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR860

Vanguard Small-Cap Value Index Fund
ETF Shares (VBR) NYSE Arca
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, utilities, and technology contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	9.09%	10.56%	10.15%
ETF Shares Market Price	9.09%	10.54%	10.14%
CRSP US Small Cap Value Index	9.11%	10.58%	10.15%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$59,879
Number of Portfolio Holdings	854
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$1,109
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.0%
Consumer Staples	3.6%
Energy	3.8%
Financials	19.7%
Health Care	8.6%
Industrials	22.2%
Real Estate	9.2%
Technology	7.9%
Telecommunications	1.1%
Utilities	5.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR937

Vanguard Small-Cap Value Index Fund
Admiral™ Shares (VSIAX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, utilities, and technology contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	9.09%	10.56%	10.15%
CRSP US Small Cap Value Index	9.11%	10.58%	10.15%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$59,879
Number of Portfolio Holdings	854
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$1,109
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.0%
Consumer Staples	3.6%
Energy	3.8%
Financials	19.7%
Health Care	8.6%
Industrials	22.2%
Real Estate	9.2%
Technology	7.9%
Telecommunications	1.1%
Utilities	5.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5860

Vanguard Small-Cap Value Index Fund
Institutional Shares (VSIIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, utilities, and technology contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	9.10%	10.57%	10.16%
CRSP US Small Cap Value Index	9.11%	10.58%	10.15%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$59,879
Number of Portfolio Holdings	854
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$1,109
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.0%
Consumer Staples	3.6%
Energy	3.8%
Financials	19.7%
Health Care	8.6%
Industrials	22.2%
Real Estate	9.2%
Technology	7.9%
Telecommunications	1.1%
Utilities	5.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR865

Vanguard Total Stock Market Index Fund
Investor Shares (VTSMX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.14%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  All of the benchmark's 11 industry sectors posted positive returns. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	17.01%	12.95%	14.12%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$2,056,590
Number of Portfolio Holdings	3,525
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$39,803
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.5%
Consumer Discretionary	13.9%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.1%
Health Care	9.8%
Industrials	12.1%
Real Estate	2.3%
Technology	38.4%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Investor Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR85

Vanguard Total Stock Market Index Fund
ETF Shares (VTI) NYSE Arca
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  All of the benchmark's 11 industry sectors posted positive returns. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	17.14%	13.08%	14.25%
ETF Shares Market Price	17.10%	13.06%	14.25%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$2,056,590
Number of Portfolio Holdings	3,525
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$39,803
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.5%
Consumer Discretionary	13.9%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.1%
Health Care	9.8%
Industrials	12.1%
Real Estate	2.3%
Technology	38.4%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR970

Vanguard Total Stock Market Index Fund
Admiral™ Shares (VTSAX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  All of the benchmark's 11 industry sectors posted positive returns. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	17.12%	13.06%	14.24%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$2,056,590
Number of Portfolio Holdings	3,525
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$39,803
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.5%
Consumer Discretionary	13.9%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.1%
Health Care	9.8%
Industrials	12.1%
Real Estate	2.3%
Technology	38.4%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR585

Vanguard Total Stock Market Index Fund
Institutional Shares (VITSX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  All of the benchmark's 11 industry sectors posted positive returns. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	17.13%	13.07%	14.25%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$2,056,590
Number of Portfolio Holdings	3,525
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$39,803
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.5%
Consumer Discretionary	13.9%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.1%
Health Care	9.8%
Industrials	12.1%
Real Estate	2.3%
Technology	38.4%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR855

Vanguard Total Stock Market Index Fund
Institutional Plus Shares (VSMPX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  All of the benchmark's 11 industry sectors posted positive returns. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	17.15%	13.09%	14.26%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$2,056,590
Number of Portfolio Holdings	3,525
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$39,803
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.5%
Consumer Discretionary	13.9%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.1%
Health Care	9.8%
Industrials	12.1%
Real Estate	2.3%
Technology	38.4%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1871

Vanguard Total Stock Market Index Fund
Institutional Select Shares (VSTSX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  All of the benchmark's 11 industry sectors posted positive returns. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 27, 2016, Through December 31, 2025
Initial Investment of $5,000,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/27/2016)
Institutional Select Shares	17.16%	13.10%	15.22%
CRSP US Total Market Index	17.15%	13.08%	15.20%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	15.17%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$2,056,590
Number of Portfolio Holdings	3,525
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$39,803
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.5%
Consumer Discretionary	13.9%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.1%
Health Care	9.8%
Industrials	12.1%
Real Estate	2.3%
Technology	38.4%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1785

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
(a) Audit Fees.	$672,000	$679,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$672,000	$679,000

(e)           (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,947,067	$3,802,420
Tax Fees.	$1,575,446	$2,062,604
All Other Fees.	$25,000	$293,000
Total.	$5,547,513	$6,158,024

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2025
Vanguard U.S. Stock Index Funds
Small-Capitalization Portfolios
Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

Contents
Small-Cap Index Fund	1
Small-Cap Growth Index Fund	36
Small-Cap Value Index Fund	59
Report of Independent Registered Public Accounting Firm	86
Tax information	87

Small-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (4.3%)
	Royal Gold Inc.	1,912,185	425,060
	Albemarle Corp.	2,666,475	377,146
	Reliance Inc.	1,184,597	342,195
	Carpenter Technology Corp.	1,072,245	337,586
*	RBC Bearings Inc.	716,229	321,179
	Avery Dennison Corp.	1,751,212	318,510
	Alcoa Corp.	5,866,952	311,770
	Mueller Industries Inc.	2,515,183	288,743
	Hecla Mining Co.	14,422,586	276,769
	CF Industries Holdings Inc.	3,533,782	273,303
	Steel Dynamics Inc.	1,571,559	266,301
*	Coeur Mining Inc.	13,095,166	233,487
*,1	MP Materials Corp.	3,613,793	182,569
*	Solstice Advanced Materials Inc.	3,596,096	174,698
	Commercial Metals Co.	2,515,842	174,147
	Mosaic Co.	7,190,905	173,229
*	Cleveland-Cliffs Inc.	12,906,938	171,404
	Eastman Chemical Co.	2,583,744	164,920
	Hexcel Corp.	1,803,498	133,278
	Element Solutions Inc.	5,208,024	130,149
*	Uranium Energy Corp.	10,945,767	127,847
	LyondellBasell Industries NV Class A	2,915,947	126,260
	NewMarket Corp.	180,970	124,373
	UFP Industries Inc.	1,319,705	120,159
	Timken Co.	1,420,101	119,473
	Balchem Corp.	733,798	112,535
	Celanese Corp.	2,480,681	104,883
	Sensient Technologies Corp.	962,391	90,417
	Cabot Corp.	1,197,797	79,390
	Avient Corp.	2,076,204	64,861
	Westlake Corp.	872,558	64,517
	Ashland Inc.	1,036,559	60,815
	Scotts Miracle-Gro Co.	986,001	57,533
	Materion Corp.	446,463	55,504
	Olin Corp.	2,586,362	53,874
*	Century Aluminum Co.	1,268,883	49,715
*	Ingevity Corp.	814,808	48,220
	Quaker Chemical Corp.	314,214	43,145
	Minerals Technologies Inc.	705,123	42,977
	Innospec Inc.	561,196	42,954
	Kaiser Aluminum Corp.	348,643	40,045
	Chemours Co.	3,393,677	40,011
	FMC Corp.	2,827,747	39,221
	Huntsman Corp.	3,736,617	37,366
	Worthington Steel Inc.	862,228	29,850
*	Ecovyst Inc.	2,591,446	25,215
	Stepan Co.	488,364	23,129
			6,900,732
Consumer Discretionary (13.6%)
	Tapestry Inc.	4,636,462	592,401
	Omnicom Group Inc.	7,203,720	581,700
*	Liberty Media Corp.-Liberty Formula One Class C	5,068,911	499,338
	Williams-Sonoma Inc.	2,704,601	483,015
	RB Global Inc.	4,207,251	432,800
*	Rivian Automotive Inc. Class A	20,763,891	409,256
	Somnigroup International Inc.	4,517,754	403,345
*	DraftKings Inc. Class A	11,277,596	388,626
*	Aptiv plc	4,895,246	372,479
*	Deckers Outdoor Corp.	3,302,003	342,319

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Best Buy Co. Inc.	4,521,671	302,635
	TKO Group Holdings Inc. Class A	1,430,495	298,973
	Toll Brothers Inc.	2,183,437	295,244
	Ralph Lauren Corp.	834,201	294,982
	Domino's Pizza Inc.	688,890	287,143
	Dick's Sporting Goods Inc.	1,422,726	281,657
*	BJ's Wholesale Club Holdings Inc.	2,964,555	266,899
	Hasbro Inc.	3,179,343	260,706
	Texas Roadhouse Inc. Class A	1,498,691	248,783
	New York Times Co. Class A	3,477,567	241,413
*	Five Below Inc.	1,249,319	235,322
	Service Corp. International	3,018,103	235,322
*	Wayfair Inc. Class A	2,300,283	230,971
*	Norwegian Cruise Line Holdings Ltd.	10,314,542	230,221
*	American Airlines Group Inc.	14,955,886	229,274
	Aramark	5,957,167	219,581
	BorgWarner Inc.	4,846,643	218,390
	Wynn Resorts Ltd.	1,766,693	212,586
*	Burlington Stores Inc.	712,834	205,902
*	Planet Fitness Inc. Class A	1,880,147	203,940
*,1	GameStop Corp. Class A	9,132,963	183,390
	Lithia Motors Inc. Class A	549,382	182,576
	LKQ Corp.	5,799,132	175,134
	Pool Corp.	759,508	173,737
*	Dutch Bros Inc. Class A	2,734,210	167,388
*	Lyft Inc. Class A	8,595,630	166,497
*	AutoNation Inc.	784,933	162,073
*	Chewy Inc. Class A	4,844,311	160,104
	VF Corp.	8,851,049	160,027
*	MGM Resorts International	4,337,006	158,257
	Murphy USA Inc.	382,002	154,145
	Churchill Downs Inc.	1,342,821	152,786
*	Ollie's Bargain Outlet Holdings Inc.	1,389,131	152,263
*	Duolingo Inc. Class A	861,209	151,142
	Wingstop Inc.	629,536	150,138
*	Floor & Decor Holdings Inc. Class A	2,441,171	148,643
*	Brinker International Inc.	1,006,665	144,477
[1]	Hyatt Hotels Corp. Class A	900,112	144,306
	Gap Inc.	5,476,824	140,207
*	Mattel Inc.	7,041,627	139,706
	Lear Corp.	1,175,091	134,665
*	Abercrombie & Fitch Co. Class A	1,066,440	134,233
	Nexstar Media Group Inc. Class A	652,582	132,507
*	Alaska Air Group Inc.	2,628,098	132,193
*,1	Cava Group Inc.	2,232,709	131,038
*	Bright Horizons Family Solutions Inc.	1,281,145	129,908
	Wyndham Hotels & Resorts Inc.	1,711,436	129,316
*	CarMax Inc.	3,325,466	128,496
	Macy's Inc.	5,778,840	127,423
*	SiteOne Landscape Supply Inc.	1,008,915	125,670
	H&R Block Inc.	2,863,746	124,802
*	Taylor Morrison Home Corp. Class A	2,103,271	123,820
*	Boot Barn Holdings Inc.	690,627	121,875
*	Etsy Inc.	2,124,452	117,780
	Thor Industries Inc.	1,132,729	116,297
	Gentex Corp.	4,960,409	115,429
	Group 1 Automotive Inc.	286,157	112,546
	News Corp. Class A	4,244,515	110,867
	Vail Resorts Inc.	814,014	108,101
*	Urban Outfitters Inc.	1,422,764	107,077
*	QuantumScape Corp. Class A	10,193,307	106,214
	Boyd Gaming Corp.	1,238,938	105,607
*	Grand Canyon Education Inc.	633,589	105,372
*	Madison Square Garden Sports Corp.	398,183	102,990
	U-Haul Holding Co. (XNYS)	2,202,631	102,951
*	Caesars Entertainment Inc.	4,394,666	102,791
*	Asbury Automotive Group Inc.	440,432	102,414
*	Champion Homes Inc.	1,202,250	101,590
	Meritage Homes Corp.	1,515,050	99,690
*	Victoria's Secret & Co.	1,816,145	98,381

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Travel + Leisure Co.	1,384,072	97,619
*	elf Beauty Inc.	1,283,570	97,603
[1]	Paramount Skydance Corp. Class B	7,283,399	97,598
	Warner Music Group Corp. Class A	3,164,329	97,050
	Atmus Filtration Technologies Inc.	1,846,659	95,860
*	Crocs Inc.	1,117,428	95,562
*	Laureate Education Inc.	2,837,963	95,554
*	Frontdoor Inc.	1,633,598	94,242
*	Liberty Live Holdings Inc. Class C	1,131,535	94,098
	Bath & Body Works Inc.	4,637,537	93,122
[1]	Whirlpool Corp.	1,271,898	91,755
*	SkyWest Inc.	908,535	91,226
	American Eagle Outfitters Inc.	3,452,656	91,047
	Sirius XM Holdings Inc.	4,192,367	83,826
*	Valvoline Inc.	2,879,996	83,693
*	Adtalem Global Education Inc.	781,427	80,854
	Graham Holdings Co. Class B	73,103	80,311
*	Life Time Group Holdings Inc.	2,995,725	79,626
*	YETI Holdings Inc.	1,761,605	77,810
	Kontoor Brands Inc.	1,258,711	76,895
*	Dorman Products Inc.	622,787	76,721
	Polaris Inc.	1,209,977	76,531
	Rush Enterprises Inc. Class A	1,412,710	76,202
	Academy Sports & Outdoors Inc.	1,508,416	75,360
	PVH Corp.	1,089,324	73,007
	Signet Jewelers Ltd.	880,552	72,980
	PriceSmart Inc.	594,296	72,902
*	OPENLANE Inc.	2,405,198	71,627
	TEGNA Inc.	3,644,949	70,748
*	Shake Shack Inc. Class A	867,402	70,407
	KB Home	1,246,135	70,294
	Steven Madden Ltd.	1,647,861	68,617
*	Hilton Grand Vacations Inc.	1,454,816	65,103
	LCI Industries	521,275	63,252
	Dana Inc.	2,649,036	62,941
*	Capri Holdings Ltd.	2,566,508	62,623
*	Stride Inc.	944,735	61,342
	HNI Corp.	1,449,112	60,921
*	RH	339,946	60,901
	Penske Automotive Group Inc.	373,307	59,091
	Red Rock Resorts Inc. Class A	951,675	58,956
	Visteon Corp.	618,645	58,833
*,1	Sphere Entertainment Co.	612,617	58,248
*	Tri Pointe Homes Inc.	1,850,220	58,226
*	Peloton Interactive Inc. Class A	9,111,632	56,128
[1]	Choice Hotels International Inc.	576,501	54,918
	Harley-Davidson Inc.	2,678,048	54,873
	Cinemark Holdings Inc.	2,346,029	54,522
*	Goodyear Tire & Rubber Co.	6,161,632	53,976
	Advance Auto Parts Inc.	1,360,447	53,466
*	Cavco Industries Inc.	88,442	52,246
	Phinia Inc.	827,570	51,880
[1]	Cheesecake Factory Inc.	1,016,623	51,319
	Kohl's Corp.	2,413,346	49,256
	Levi Strauss & Co. Class A	2,336,117	48,451
*	Liberty Media Corp.-Liberty Formula One Class A	541,141	48,367
*	Lionsgate Studios Corp.	5,249,788	47,931
	Acushnet Holdings Corp.	598,172	47,746
*	Madison Square Garden Entertainment Corp. Class A	868,689	46,814
*	National Vision Holdings Inc.	1,797,273	46,406
*,1	Avis Budget Group Inc.	358,808	46,042
*	Sonos Inc.	2,587,995	45,445
*	Penn Entertainment Inc.	3,018,065	44,516
*	Rush Street Interactive Inc.	2,106,635	40,932
	News Corp. Class B	1,375,922	40,769
	Marriott Vacations Worldwide Corp.	705,425	40,696
[1]	Dillard's Inc. Class A	65,812	39,904
*	Knowles Corp.	1,831,052	39,239
*	TripAdvisor Inc.	2,646,853	38,538
	Strategic Education Inc.	478,474	38,374

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Liberty Live Holdings Inc. Class A	459,743	37,469
	Buckle Inc.	694,876	37,120
*	Topgolf Callaway Brands Corp.	3,121,954	36,433
*	M/I Homes Inc.	281,105	35,967
	Newell Brands Inc.	9,487,155	35,292
	La-Z-Boy Inc.	933,499	34,792
	Worthington Enterprises Inc.	674,344	34,776
	Interparfums Inc.	399,075	33,854
	Wolverine World Wide Inc.	1,854,614	33,661
*	Central Garden & Pet Co. Class A	1,115,643	32,566
	Leggett & Platt Inc.	2,910,567	32,016
*	Six Flags Entertainment Corp.	2,065,629	31,687
*	Sally Beauty Holdings Inc.	2,205,476	31,450
*,1	Lucid Group Inc. Class A	2,933,306	31,005
	Columbia Sportswear Co.	548,445	30,214
*	Allegiant Travel Co.	352,101	30,024
*	JetBlue Airways Corp.	6,580,271	29,940
*	ACV Auctions Inc. Class A	3,698,945	29,666
	Wendy's Co.	3,442,692	28,678
	MillerKnoll Inc.	1,549,057	28,317
*	Revolve Group Inc. Class A	913,713	27,585
*	Global Business Travel Group I	3,550,448	27,161
	Papa John's International Inc.	704,100	27,101
	John Wiley & Sons Inc. Class A	853,551	26,144
	Carter's Inc.	786,934	25,520
	PROG Holdings Inc.	848,873	25,033
*	Coty Inc. Class A	7,903,340	24,342
*	Gentherm Inc.	655,060	23,825
*	Coursera Inc.	3,214,700	23,660
	G-III Apparel Group Ltd.	815,505	23,617
*	United Parks & Resorts Inc.	619,946	22,504
*	Figs Inc. Class A	1,952,722	22,183
*,1	Under Armour Inc. Class A	4,253,986	21,142
	Upbound Group Inc.	1,184,515	20,800
	Sonic Automotive Inc. Class A	327,137	20,237
*	Driven Brands Holdings Inc.	1,308,204	19,388
*	LGI Homes Inc.	445,855	19,154
*,1	AMC Entertainment Holdings Inc. Class A	11,657,917	18,186
*	BJ's Restaurants Inc.	456,354	17,980
	Interface Inc. Class A	630,362	17,600
	Matthews International Corp. Class A	664,899	17,367
*	Sweetgreen Inc. Class A	2,178,017	14,723
*,1	Hertz Global Holdings Inc.	2,799,143	14,388
	Sinclair Inc.	886,888	13,569
	Camping World Holdings Inc. Class A	1,356,402	13,198
*	Arhaus Inc. Class A	1,164,865	13,058
*	Udemy Inc.	2,162,420	12,650
*	Mister Car Wash Inc.	2,233,479	12,418
*	Under Armour Inc. Class C	2,578,608	12,377
*	Dream Finders Homes Inc. Class A	676,715	11,572
*,1	McGraw Hill Inc.	651,164	10,744
*	U-Haul Holding Co.	196,002	9,880
*,1	Frontier Group Holdings Inc.	1,821,225	8,578
	Rush Enterprises Inc. Class B	151,346	8,515
*	Savers Value Village Inc.	887,670	8,291
*	Fox Factory Holding Corp.	474,928	8,126
*	Cars.com Inc.	645,575	7,876
[1]	Cracker Barrel Old Country Store Inc.	253,021	6,427
*	Central Garden & Pet Co.	169,573	5,452
	Cricut Inc. Class A	1,028,853	5,093
*	Dave & Buster's Entertainment Inc.	295,392	4,788
*	Petco Health & Wellness Co. Inc. Class A	1,653,281	4,646
*	Corsair Gaming Inc.	544,922	3,237
[1]	Lucky Strike Entertainment Corp.	276,541	2,342
*	KinderCare Learning Cos. Inc.	336,070	1,452
			22,137,056
Consumer Staples (3.1%)
	Casey's General Stores Inc.	842,373	465,588
*	US Foods Holding Corp.	5,050,993	380,441

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Bunge Global SA	3,504,595	312,189
*	Performance Food Group Co.	3,375,125	303,491
	Clorox Co.	2,763,817	278,676
	J M Smucker Co.	2,296,348	224,606
*	Celsius Holdings Inc.	4,380,342	200,357
	Coca-Cola Consolidated Inc.	1,281,616	196,472
	Conagra Brands Inc.	10,837,031	187,589
	Molson Coors Beverage Co. Class B	3,778,876	176,398
*	Sprouts Farmers Market Inc.	2,205,969	175,750
[1]	Brown-Forman Corp. Class B	6,543,827	170,532
	Hormel Foods Corp.	6,852,999	162,416
	Ingredion Inc.	1,439,410	158,709
	Albertsons Cos. Inc. Class A	8,711,110	149,570
	Lamb Weston Holdings Inc.	3,157,170	132,254
*	Darling Ingredients Inc.	3,583,780	129,016
	Campbell's Co.	4,384,107	122,185
*	Post Holdings Inc.	1,004,243	99,470
	Primo Brands Corp. Class A	5,451,750	89,136
	Cal-Maine Foods Inc.	933,344	74,266
*	BellRing Brands Inc.	2,709,043	72,413
	Marzetti Co.	436,377	71,749
*	Freshpet Inc.	1,106,928	67,445
	WD-40 Co.	306,744	60,398
	Flowers Foods Inc.	4,544,390	49,443
*	United Natural Foods Inc.	1,310,994	44,141
	Pilgrim's Pride Corp.	1,075,963	41,952
*	Simply Good Foods Co.	2,034,960	40,862
	Andersons Inc.	727,872	38,701
*	Boston Beer Co. Inc. Class A	174,967	34,141
	J & J Snack Foods Corp.	350,071	31,636
	Fresh Del Monte Produce Inc.	864,413	30,799
	Energizer Holdings Inc.	1,547,782	30,785
	Spectrum Brands Holdings Inc.	502,163	29,668
*	Herbalife Ltd.	2,218,906	28,602
	Universal Corp.	535,230	28,233
	Reynolds Consumer Products Inc.	1,188,609	27,243
	Brown-Forman Corp. Class A	948,524	24,956
	Seaboard Corp.	5,412	24,055
*	TreeHouse Foods Inc.	975,570	23,014
*	Grocery Outlet Holding Corp.	2,118,930	21,401
	Weis Markets Inc.	309,301	19,823
	Edgewell Personal Care Co.	1,056,004	18,005
*	National Beverage Corp.	531,939	16,963
	Utz Brands Inc.	1,591,120	16,516
	Tootsie Roll Industries Inc.	380,212	13,927
*	Olaplex Holdings Inc.	2,275,518	3,049
			5,099,031
Energy (4.1%)
	Expand Energy Corp.	5,126,167	565,724
	TechnipFMC plc	9,164,491	408,370
	EQT Corp.	7,069,633	378,932
*	First Solar Inc.	1,154,809	301,671
*	Nextpower Inc. Class A	3,193,749	278,208
	DT Midstream Inc.	2,303,471	275,679
	Permian Resources Corp.	16,878,003	236,798
*	Antero Resources Corp.	6,639,757	228,806
	Ovintiv Inc.	5,737,271	224,844
	APA Corp.	8,034,576	196,526
[1]	Texas Pacific Land Corp.	663,776	190,650
	Range Resources Corp.	5,367,885	189,272
	HF Sinclair Corp.	3,542,232	163,226
	Viper Energy Inc. Class A	3,815,851	147,406
	Antero Midstream Corp.	7,552,402	134,357
	NOV Inc.	8,262,632	129,145
	Weatherford International plc	1,624,916	127,166
	Chord Energy Corp.	1,288,232	119,419
	Matador Resources Co.	2,533,792	107,534
*	CNX Resources Corp.	2,902,346	106,719
	Warrior Met Coal Inc.	1,191,067	105,016

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Archrock Inc.	3,774,241	98,206
	Core Natural Resources Inc.	1,102,822	97,611
	Murphy Oil Corp.	3,072,035	96,001
*	Transocean Ltd.	22,455,186	92,740
*	Enphase Energy Inc.	2,816,099	90,256
	Magnolia Oil & Gas Corp. Class A	3,940,685	86,262
	Peabody Energy Corp.	2,753,816	81,788
	Noble Corp. plc	2,877,518	81,261
	California Resources Corp.	1,718,021	76,813
	Cactus Inc. Class A	1,558,017	71,170
	Liberty Energy Inc. Class A	3,488,482	64,397
*	Valaris Ltd.	1,262,001	63,605
*,1	Plug Power Inc.	31,589,923	62,232
	Helmerich & Payne Inc.	2,008,395	57,601
*	Oceaneering International Inc.	2,261,321	54,340
*	DNOW Inc.	3,999,728	52,996
	Civitas Resources Inc.	1,933,166	52,370
	Patterson-UTI Energy Inc.	8,162,563	49,873
	PBF Energy Inc. Class A	1,837,368	49,830
	SM Energy Co.	2,595,291	48,532
*	Tidewater Inc.	954,490	48,211
	Crescent Energy Co. Class A	5,586,944	46,875
*	Alpha Metallurgical Resources Inc.	233,049	46,582
	Northern Oil & Gas Inc.	2,100,225	45,092
[1]	Kinetik Holdings Inc. Class A	1,087,016	39,187
*	Comstock Resources Inc.	1,658,773	38,450
	Delek US Holdings Inc.	1,291,534	38,307
*	Array Technologies Inc.	3,455,632	31,861
*	Expro Group Holdings NV	2,311,789	30,862
*,1	Fluence Energy Inc.	1,485,298	29,379
	World Kinect Corp.	1,193,216	27,957
*	Innovex International Inc.	1,011,494	22,121
*	CVR Energy Inc.	685,432	17,437
*	Shoals Technologies Group Inc. Class A	1,902,153	16,168
[1]	Atlas Energy Solutions Inc.	1,690,685	15,926
[1]	Vitesse Energy Inc.	659,213	12,697
	RPC Inc.	2,255,943	12,272
*	Ameresco Inc. Class A	355,933	10,425
*	Helix Energy Solutions Group Inc.	1,587,903	9,956
	Flowco Holdings Inc. Class A	513,905	9,631
[1]	Venture Global Inc. Class A	1,362,520	9,292
*	EVgo Inc. Class A	2,918,844	8,494
[1]	HighPeak Energy Inc.	285,397	1,353
			6,611,887
Financials (13.7%)
*	SoFi Technologies Inc.	27,129,200	710,242
	First Citizens BancShares Inc. Class A	194,249	416,893
	Carlyle Group Inc.	6,123,638	361,968
	East West Bancorp Inc.	3,116,862	350,304
	Annaly Capital Management Inc.	15,474,968	346,020
	Everest Group Ltd.	951,680	322,953
	Fidelity National Financial Inc.	5,837,662	318,678
	Equitable Holdings Inc.	6,491,813	309,335
	Reinsurance Group of America Inc.	1,489,719	303,098
	RenaissanceRe Holdings Ltd.	1,045,202	293,869
	Ally Financial Inc.	6,281,484	284,488
	Evercore Inc. Class A	832,443	283,239
	Unum Group	3,603,920	279,304
	Stifel Financial Corp.	2,191,831	274,461
	Assurant Inc.	1,135,775	273,551
	First Horizon Corp.	11,156,279	266,635
	Invesco Ltd.	10,083,970	264,906
[1]	AGNC Investment Corp.	24,308,036	260,582
	Globe Life Inc.	1,804,766	252,415
	Comerica Inc.	2,895,304	251,689
	FactSet Research Systems Inc.	847,866	246,042
	Old Republic International Corp.	5,051,095	230,532
	Webster Financial Corp.	3,654,291	230,001
	American Financial Group Inc.	1,607,629	219,731

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Houlihan Lokey Inc. Class A	1,235,230	215,165
	SouthState Bank Corp.	2,277,450	214,331
	Wintrust Financial Corp.	1,517,313	212,151
	SEI Investments Co.	2,496,927	204,798
	Jefferies Financial Group Inc.	3,271,213	202,717
	Western Alliance Bancorp	2,368,462	199,117
	Kinsale Capital Group Inc.	500,914	195,918
	Zions Bancorp NA	3,344,643	195,795
	Lincoln National Corp.	4,305,463	191,722
	TPG Inc. Class A	2,986,800	190,677
	Columbia Banking System Inc.	6,776,719	189,409
	Popular Inc.	1,510,513	188,089
	Primerica Inc.	724,257	187,119
	OneMain Holdings Inc.	2,697,530	182,218
	UMB Financial Corp.	1,548,713	178,164
	Cadence Bank	4,158,517	178,151
	Axis Capital Holdings Ltd.	1,660,848	177,860
	Old National Bancorp	7,968,567	177,779
	Affiliated Managers Group Inc.	605,513	174,557
	Cullen/Frost Bankers Inc.	1,376,165	174,264
	Franklin Resources Inc.	7,081,427	169,175
	Erie Indemnity Co. Class A	575,806	165,055
	Jackson Financial Inc. Class A	1,539,831	164,223
	Voya Financial Inc.	2,155,965	160,598
	Pinnacle Financial Partners Inc.	1,666,319	158,984
*	Clearwater Analytics Holdings Inc. Class A	6,528,640	157,471
	Commerce Bancshares Inc.	2,992,654	156,636
	Synovus Financial Corp.	2,994,310	149,865
	MGIC Investment Corp.	5,069,774	148,139
	MarketAxess Holdings Inc.	800,174	145,032
	Starwood Property Trust Inc.	7,969,412	143,529
	Prosperity Bancshares Inc.	2,044,867	141,321
	FNB Corp.	8,116,809	138,797
	Rithm Capital Corp.	12,554,710	136,846
	FirstCash Holdings Inc.	850,051	135,481
	Essent Group Ltd.	2,081,090	135,292
	First American Financial Corp.	2,194,155	134,809
	RLI Corp.	2,082,736	133,253
	Janus Henderson Group plc	2,799,987	133,195
	Hanover Insurance Group Inc.	726,840	132,845
	Glacier Bancorp Inc.	2,943,481	129,660
	Piper Sandler Cos.	380,763	129,349
	Ryan Specialty Holdings Inc. Class A	2,483,407	128,218
	Valley National Bancorp	10,739,883	125,442
	Lazard Inc.	2,553,897	124,017
	United Bankshares Inc.	3,180,647	122,137
	Hancock Whitney Corp.	1,894,312	120,630
	Hamilton Lane Inc. Class A	896,539	120,414
	SLM Corp.	4,370,292	118,260
	Home BancShares Inc.	4,229,964	117,508
	Moelis & Co. Class A	1,676,294	115,228
	StepStone Group Inc. Class A	1,792,440	115,021
	Selective Insurance Group Inc.	1,371,331	114,739
	Atlantic Union Bankshares Corp.	3,228,924	113,981
[1]	Blue Owl Capital Inc. Class A	7,532,283	112,532
	Morningstar Inc.	512,567	111,386
	Bank OZK	2,407,979	110,815
	Radian Group Inc.	3,070,203	110,497
	Ameris Bancorp	1,470,391	109,206
*	Lemonade Inc.	1,524,005	108,479
	White Mountains Insurance Group Ltd.	52,187	108,446
*	Axos Financial Inc.	1,219,415	105,065
*	Riot Platforms Inc.	8,002,291	101,389
	Associated Banc-Corp	3,759,446	96,843
*	Circle Internet Group Inc. Class A	1,198,497	95,041
	Flagstar Bank NA	7,535,100	94,867
	Corebridge Financial Inc.	3,142,762	94,817
*	Texas Capital Bancshares Inc.	1,034,129	93,630
*,1	Galaxy Digital Inc. Class A	4,136,627	92,495
	Eastern Bankshares Inc.	4,861,057	89,589

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Assured Guaranty Ltd.	993,906	89,322
	PJT Partners Inc. Class A	523,041	87,452
	CNO Financial Group Inc.	2,055,337	87,290
	Federated Hermes Inc. Class B	1,668,435	86,875
	United Community Banks Inc.	2,753,216	85,955
	PennyMac Financial Services Inc.	647,277	85,337
	ServisFirst Bancshares Inc.	1,175,231	84,370
	International Bancshares Corp.	1,267,172	84,191
*	Brighthouse Financial Inc.	1,297,029	84,035
	First Financial Bankshares Inc.	2,756,726	82,343
	Independent Bank Corp.	1,122,797	82,054
*,1	Upstart Holdings Inc.	1,872,900	81,902
*	Genworth Financial Inc. Class A	9,060,571	81,817
	Fulton Financial Corp.	4,089,338	79,047
*,1	MARA Holdings Inc.	8,564,527	76,909
	BankUnited Inc.	1,701,118	75,819
	Renasant Corp.	2,151,317	75,769
	First Bancorp	3,575,339	74,117
	Bread Financial Holdings Inc.	981,942	72,693
	BGC Group Inc. Class A	8,132,631	72,624
	WesBanco Inc.	2,174,119	72,268
	First Hawaiian Inc.	2,806,093	70,994
*	Oscar Health Inc. Class A	4,934,562	70,910
	Cathay General Bancorp	1,462,895	70,790
	Blackstone Mortgage Trust Inc. Class A	3,606,079	68,984
	First Interstate BancSystem Inc. Class A	1,980,285	68,518
	WSFS Financial Corp.	1,240,006	68,498
	Community Financial System Inc.	1,191,755	68,454
	Simmons First National Corp. Class A	3,281,173	61,850
	Artisan Partners Asset Management Inc. Class A	1,514,073	61,683
	Bank of Hawaii Corp.	902,082	61,675
	Virtu Financial Inc. Class A	1,828,796	60,936
	BOK Financial Corp.	501,866	59,451
	Mercury General Corp.	627,809	59,052
	Towne Bank	1,699,955	56,728
	WaFd Inc.	1,738,712	55,691
	Provident Financial Services Inc.	2,813,120	55,559
	CVB Financial Corp.	2,946,183	54,799
	Kemper Corp.	1,330,637	53,944
	First Financial Bancorp	2,121,656	53,084
*	SiriusPoint Ltd.	2,382,697	52,157
	Beacon Financial Corp.	1,901,593	50,145
	Park National Corp.	327,991	49,914
	Banner Corp.	772,427	48,400
*	StoneX Group Inc.	502,532	47,806
	Trustmark Corp.	1,222,777	47,627
*	LendingClub Corp.	2,481,865	47,007
	NBT Bancorp Inc.	1,126,071	46,754
	First Merchants Corp.	1,244,568	46,646
[1]	ARMOUR Residential REIT Inc.	2,534,550	44,836
	Walker & Dunlop Inc.	732,986	44,089
	BancFirst Corp.	415,346	44,035
	Horace Mann Educators Corp.	921,454	42,553
	OFG Bancorp	995,465	40,794
*	Palomar Holdings Inc.	300,972	40,559
	Cohen & Steers Inc.	635,163	39,876
	Northwest Bancshares Inc.	3,308,554	39,703
	Goosehead Insurance Inc. Class A	535,788	39,461
	Victory Capital Holdings Inc. Class A	624,871	39,423
*,1	Baldwin Insurance Group Inc. Class A	1,621,150	38,956
*,1	Credit Acceptance Corp.	87,398	38,758
	Nelnet Inc. Class A	286,585	38,104
	First Commonwealth Financial Corp.	2,231,478	37,623
	City Holding Co.	309,841	36,933
[1]	WisdomTree Inc.	2,866,140	34,938
	S&T Bancorp Inc.	864,868	34,033
	Hilltop Holdings Inc.	971,251	32,964
	National Bank Holdings Corp. Class A	855,640	32,523
	Apollo Commercial Real Estate Finance Inc.	3,142,171	30,416
	Hope Bancorp Inc.	2,754,049	30,184

Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Arbor Realty Trust Inc.	3,706,176	28,760
	Ladder Capital Corp.	2,590,751	28,472
*	ProAssurance Corp.	1,168,511	28,231
*	Trupanion Inc.	736,332	27,517
	Westamerica Bancorp	563,550	26,955
	F&G Annuities & Life Inc.	855,989	26,407
	Safety Insurance Group Inc.	338,525	26,375
*	Encore Capital Group Inc.	478,828	26,024
	Enact Holdings Inc.	652,623	25,870
	PennyMac Mortgage Investment Trust	1,977,641	24,819
	Two Harbors Investment Corp.	2,352,902	24,706
	Virtus Investment Partners Inc.	144,920	23,644
	Chimera Investment Corp.	1,795,347	22,316
	Employers Holdings Inc.	510,901	22,056
	MFA Financial Inc.	2,322,695	21,624
	Tompkins Financial Corp.	295,201	21,408
[1]	UWM Holdings Corp. Class A	4,632,915	20,292
*,1	Miami International Holdings Inc.	450,659	20,000
	Navient Corp.	1,440,438	18,726
	Franklin BSP Realty Trust Inc.	1,854,760	18,603
	Capitol Federal Financial Inc.	2,696,178	18,361
	TFS Financial Corp.	1,275,006	17,060
	Safehold Inc.	1,223,133	16,745
*	Triumph Financial Inc.	256,584	16,070
	BrightSpire Capital Inc. Class A	2,801,033	15,686
	Cannae Holdings Inc.	952,069	14,976
	P10 Inc. Class A	1,419,463	13,925
	Live Oak Bancshares Inc.	390,823	13,425
	GCM Grosvenor Inc. Class A	1,134,232	12,840
*	Neptune Insurance Holdings Inc. Class A	430,020	12,539
*	Hagerty Inc. Class A	913,807	12,282
*,1	Accelerant Holdings Class A	727,223	11,890
*	Slide Insurance Holdings Inc.	586,071	11,417
*	Columbia Financial Inc.	592,711	9,211
*	World Acceptance Corp.	57,296	8,044
	Redwood Trust Inc.	1,439,128	7,958
*,1	Gemini Space Station Inc. Class A	333,460	3,308
			22,270,732
Health Care (12.2%)
*	Natera Inc.	2,970,461	680,503
*	United Therapeutics Corp.	975,464	475,295
*	Exact Sciences Corp.	4,292,576	435,954
*	Illumina Inc.	3,288,757	431,353
*	Insmed Inc.	2,415,932	420,469
*	Tenet Healthcare Corp.	1,991,077	395,667
*	Hologic Inc.	5,050,200	376,189
*	Incyte Corp.	3,780,605	373,410
*	Cooper Cos. Inc.	4,504,053	369,152
*	Revolution Medicines Inc.	4,160,416	331,377
	Viatris Inc.	26,092,928	324,857
*	Neurocrine Biosciences Inc.	2,258,844	320,372
*	Bridgebio Pharma Inc.	3,929,179	300,543
*	Ionis Pharmaceuticals Inc.	3,669,467	290,292
*	Medpace Holdings Inc.	510,586	286,771
*	Guardant Health Inc.	2,762,234	282,135
*	Solventum Corp.	3,339,939	264,657
*	Penumbra Inc.	842,915	262,071
	Universal Health Services Inc. Class B	1,188,843	259,192
*	BioMarin Pharmaceutical Inc.	4,352,466	258,667
*	Elanco Animal Health Inc.	11,256,707	254,739
*	Exelixis Inc.	5,770,443	252,919
	Revvity Inc.	2,568,553	248,507
	Encompass Health Corp.	2,279,625	241,959
*	Align Technology Inc.	1,544,228	241,131
*	Madrigal Pharmaceuticals Inc.	411,631	239,709
*	Moderna Inc.	7,965,357	234,898
*	Avidity Biosciences Inc.	3,242,950	233,914
*	Centene Corp.	5,568,061	229,126
	Ensign Group Inc.	1,312,441	228,627

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Insulet Corp.	796,953	226,526
	Baxter International Inc.	11,645,570	222,547
*	Charles River Laboratories International Inc.	1,115,089	222,438
*	Jazz Pharmaceuticals plc	1,307,900	222,343
*	Roivant Sciences Ltd.	10,241,058	222,231
*	Globus Medical Inc. Class A	2,541,532	221,901
	Bio-Techne Corp.	3,530,044	207,602
*	Molina Healthcare Inc.	1,164,560	202,098
*	Repligen Corp.	1,211,540	198,523
*	Arrowhead Pharmaceuticals Inc.	2,922,859	194,049
*	Halozyme Therapeutics Inc.	2,664,187	179,300
*	HealthEquity Inc.	1,952,107	178,833
*	Axsome Therapeutics Inc.	970,871	177,320
*	Avantor Inc.	15,447,097	177,024
*	Cytokinetics Inc.	2,769,736	175,989
*	Henry Schein Inc.	2,267,136	171,350
*	Rhythm Pharmaceuticals Inc.	1,511,920	161,836
*,1	Hims & Hers Health Inc.	4,719,447	153,240
*	Tempus AI Inc.	2,545,584	150,317
*	Krystal Biotech Inc.	591,283	145,775
*	Glaukos Corp.	1,236,156	139,574
*	PTC Therapeutics Inc.	1,818,950	138,167
	Chemed Corp.	320,910	137,305
*	Vaxcyte Inc.	2,964,591	136,786
*	Masimo Corp.	1,034,365	134,530
*	Doximity Inc. Class A	2,957,005	130,936
*	iRhythm Technologies Inc.	729,978	129,527
*	Bio-Rad Laboratories Inc. Class A	421,907	127,834
*	Nuvalent Inc. Class A	1,219,531	122,673
	Teleflex Inc.	1,001,756	122,254
*	Merit Medical Systems Inc.	1,343,357	118,403
*	Kymera Therapeutics Inc.	1,520,144	118,282
*	Option Care Health Inc.	3,596,647	114,589
	Bruker Corp.	2,409,730	113,522
*	RadNet Inc.	1,573,051	112,237
*	Alkermes plc	3,740,785	104,667
*	TG Therapeutics Inc.	3,416,965	101,860
*	Crinetics Pharmaceuticals Inc.	2,149,796	100,073
*	Lantheus Holdings Inc.	1,502,404	99,985
*	Amicus Therapeutics Inc.	6,990,048	99,538
*	BrightSpring Health Services Inc.	2,656,088	99,470
*	DaVita Inc.	799,449	90,825
*	TransMedics Group Inc.	735,440	89,466
*,1	Viking Therapeutics Inc.	2,432,074	85,560
*	Waystar Holding Corp.	2,598,604	85,104
*	Haemonetics Corp.	1,060,143	84,970
*	Envista Holdings Corp.	3,723,354	80,834
*	Ligand Pharmaceuticals Inc.	423,414	80,055
*	ICU Medical Inc.	559,012	79,754
*	Sotera Health Co.	4,502,533	79,425
*	ACADIA Pharmaceuticals Inc.	2,872,659	76,729
*	Veracyte Inc.	1,789,515	75,339
*	Cidara Therapeutics Inc.	320,925	70,889
*	Corcept Therapeutics Inc.	2,025,619	70,492
*	Prestige Consumer Healthcare Inc.	1,090,404	67,267
*	CG oncology Inc.	1,554,484	64,542
*	Alignment Healthcare Inc.	3,261,647	64,418
*	Integer Holdings Corp.	794,439	62,308
*	Protagonist Therapeutics Inc.	708,784	61,905
*	Supernus Pharmaceuticals Inc.	1,235,101	61,385
*	Apellis Pharmaceuticals Inc.	2,438,156	61,246
*	Inspire Medical Systems Inc.	658,849	60,766
*	Privia Health Group Inc.	2,509,614	59,503
*	Cogent Biosciences Inc.	1,653,693	58,739
*	Beam Therapeutics Inc.	2,069,967	57,379
*	Brookdale Senior Living Inc.	5,117,359	55,216
	DENTSPLY SIRONA Inc.	4,521,894	51,685
	Concentra Group Holdings Parent Inc.	2,613,949	51,443
*	Warby Parker Inc. Class A	2,277,083	49,618
*	Denali Therapeutics Inc.	3,000,966	49,546

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Amneal Pharmaceuticals Inc.	3,917,864	49,365
*	Sarepta Therapeutics Inc.	2,255,278	48,534
*	Ultragenyx Pharmaceutical Inc.	2,078,593	47,808
*	Immunovant Inc.	1,837,810	46,717
*	ADMA Biologics Inc.	2,560,989	46,712
*,1	Recursion Pharmaceuticals Inc. Class A	11,079,445	45,315
*	Progyny Inc.	1,757,815	45,141
*,1	Summit Therapeutics Inc.	2,529,149	44,235
*	QuidelOrtho Corp.	1,538,701	43,945
*	Omnicell Inc.	965,737	43,748
	Perrigo Co. plc	3,116,510	43,382
*	CorVel Corp.	638,394	43,200
*	Arcellx Inc.	655,198	42,719
*	AtriCure Inc.	1,069,626	42,314
	Organon & Co.	5,887,276	42,212
*	Twist Bioscience Corp.	1,315,998	41,743
*	Pediatrix Medical Group Inc.	1,944,827	41,600
*	10X Genomics Inc. Class A	2,505,625	40,867
*	PACS Group Inc.	1,064,025	40,848
*	Harmony Biosciences Holdings Inc.	1,043,234	39,038
	National HealthCare Corp.	281,058	38,530
*	Kiniksa Pharmaceuticals International plc Class A	920,091	37,954
*,1	PROCEPT BioRobotics Corp.	1,201,686	37,805
*	Agios Pharmaceuticals Inc.	1,319,800	35,925
	Select Medical Holdings Corp.	2,381,895	35,371
*	Enovis Corp.	1,294,312	34,480
*	NeoGenomics Inc.	2,928,418	34,438
*	Neogen Corp.	4,917,380	34,372
*	Hinge Health Inc. Class A	729,398	33,881
*	Tandem Diabetes Care Inc.	1,534,313	33,724
*	Dyne Therapeutics Inc.	1,647,016	32,216
*	Innoviva Inc.	1,606,854	32,121
*	Novocure Ltd.	2,406,398	31,115
*	Azenta Inc.	933,599	31,051
*	Healthcare Services Group Inc.	1,593,703	30,472
	CONMED Corp.	700,159	28,426
*	Acadia Healthcare Co. Inc.	1,981,712	28,120
*	Teladoc Health Inc.	4,012,119	28,085
*	Surgery Partners Inc.	1,754,215	27,103
*	Adaptive Biotechnologies Corp.	1,638,982	26,617
*	LifeStance Health Group Inc.	3,536,597	24,898
*,1	Novavax Inc.	3,670,884	24,668
*	AdaptHealth Corp. Class A	2,462,367	24,525
*	Pacira BioSciences Inc.	928,874	24,039
*	Certara Inc.	2,697,972	23,769
*,1	Intellia Therapeutics Inc.	2,632,540	23,667
*	Arcus Biosciences Inc.	892,267	21,263
*	Astrana Health Inc.	854,908	21,210
*	Integra LifeSciences Holdings Corp.	1,504,773	18,689
*	BioCryst Pharmaceuticals Inc.	2,392,541	18,662
*	STAAR Surgical Co.	791,346	18,272
*	Fortrea Holdings Inc.	1,050,017	18,113
*,1	ImmunityBio Inc.	7,835,189	15,514
*	Vir Biotechnology Inc.	2,529,516	15,253
*	Xencor Inc.	811,462	12,423
*,1	Iovance Biotherapeutics Inc.	4,059,950	11,084
*	Phreesia Inc.	646,828	10,944
*,1	HeartFlow Inc.	368,951	10,755
*	OPKO Health Inc.	6,978,953	8,793
*	Day One Biopharmaceuticals Inc.	875,065	8,156
*,1	Billiontoone Inc. Class A	91,287	7,471
*	AMN Healthcare Services Inc.	436,457	6,879
	HealthStream Inc.	269,683	6,222
*	GoodRx Holdings Inc. Class A	2,157,452	5,847
*	Evolent Health Inc. Class A	1,267,977	5,072
			19,761,754
Industrials (22.0%)
*	Rocket Lab Corp.	12,101,607	844,208
	Comfort Systems USA Inc.	799,133	745,823

Small-Cap Index Fund
		Shares	Market Value• ($000)
	EMCOR Group Inc.	1,014,232	620,497
	Curtiss-Wright Corp.	835,400	460,531
	Smurfit WestRock plc	11,830,263	457,476
	FTAI Aviation Ltd.	2,323,857	457,451
*	Affirm Holdings Inc. Class A	5,900,165	439,149
	CH Robinson Worldwide Inc.	2,676,544	430,281
*	Bloom Energy Corp. Class A	4,822,452	419,023
	Woodward Inc.	1,356,366	410,057
	Pentair plc	3,707,495	386,099
	DuPont de Nemours Inc.	9,491,786	381,570
	nVent Electric plc	3,655,673	372,769
	BWX Technologies Inc.	2,071,287	358,001
*	ATI Inc.	3,078,015	353,233
	Textron Inc.	3,992,345	348,013
	Lennox International Inc.	715,140	347,258
*	XPO Inc.	2,526,430	343,367
	JB Hunt Transport Services Inc.	1,725,847	335,401
	ITT Inc.	1,925,780	334,142
*	API Group Corp.	8,480,800	324,475
	Ball Corp.	6,071,716	321,619
*	MasTec Inc.	1,430,054	310,851
	Allegion plc	1,949,194	310,351
	Graco Inc.	3,756,247	307,900
	Carlisle Cos. Inc.	946,663	302,800
	Huntington Ingalls Industries Inc.	889,034	302,334
	RPM International Inc.	2,904,785	302,098
	IDEX Corp.	1,695,789	301,749
	Jack Henry & Associates Inc.	1,640,000	299,267
	Lincoln Electric Holdings Inc.	1,246,653	298,748
	Masco Corp.	4,705,149	298,589
	Nordson Corp.	1,209,218	290,732
*	Kratos Defense & Security Solutions Inc.	3,825,221	290,373
	AECOM	2,986,786	284,730
*,1	QXO Inc.	14,515,177	279,998
*	Zebra Technologies Corp. Class A	1,147,707	278,686
	WESCO International Inc.	1,102,058	269,607
	Crown Holdings Inc.	2,613,468	269,109
	Hubbell Inc. Class B	602,032	267,368
	Watsco Inc.	791,201	266,595
*	TopBuild Corp.	635,962	265,317
	Stanley Black & Decker Inc.	3,508,577	260,617
	Advanced Drainage Systems Inc.	1,761,676	255,144
	Acuity Inc.	693,534	249,700
*	Builders FirstSource Inc.	2,379,890	244,867
	MKS Inc.	1,521,637	243,158
	Donaldson Co. Inc.	2,624,331	232,673
	Booz Allen Hamilton Holding Corp.	2,748,164	231,835
*	SPX Technologies Inc.	1,129,149	225,898
*	Core & Main Inc. Class A	4,320,090	224,515
	Applied Industrial Technologies Inc.	854,515	219,414
	Regal Rexnord Corp.	1,504,049	211,048
*	Dycom Industries Inc.	623,270	210,603
*	Chart Industries Inc.	1,018,551	210,056
	Owens Corning	1,861,974	208,373
*	AeroVironment Inc.	848,443	205,230
	Crane Co.	1,109,130	204,557
*	Sterling Infrastructure Inc.	661,166	202,469
	Flowserve Corp.	2,879,979	199,813
	Tetra Tech Inc.	5,909,474	198,204
*	Saia Inc.	603,615	197,092
	TransUnion	2,199,853	188,637
	Dow Inc.	7,993,073	186,878
	Armstrong World Industries Inc.	977,185	186,740
*	Karman Holdings Inc.	2,548,217	186,453
	Allison Transmission Holdings Inc.	1,885,645	184,605
	Genpact Ltd.	3,906,369	182,740
	Knight-Swift Transportation Holdings Inc. Class A	3,494,181	182,676
	AptarGroup Inc.	1,486,659	181,313
*	Generac Holdings Inc.	1,329,500	181,304
	Oshkosh Corp.	1,433,132	180,044

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Valmont Industries Inc.	446,291	179,552
	Jacobs Solutions Inc.	1,345,131	178,176
	JBT Marel Corp.	1,177,514	177,416
	Toro Co.	2,217,159	174,535
	A O Smith Corp.	2,568,433	171,777
	Watts Water Technologies Inc. Class A	620,961	171,398
	CNH Industrial NV	18,353,028	169,215
	Zurn Elkay Water Solutions Corp.	3,602,233	167,468
	Ryder System Inc.	869,039	166,325
*	Joby Aviation Inc.	12,394,216	163,604
*	Modine Manufacturing Co.	1,192,792	159,250
	Moog Inc. Class A	644,041	156,856
*	Axalta Coating Systems Ltd.	4,833,236	156,162
*	Middleby Corp.	1,027,044	152,691
	Simpson Manufacturing Co. Inc.	939,257	151,662
*	Paylocity Holding Corp.	985,777	150,331
	Eagle Materials Inc.	726,381	150,128
	AGCO Corp.	1,436,977	149,905
	Federal Signal Corp.	1,377,757	149,611
	Air Lease Corp. Class A	2,279,224	146,395
	Esab Corp.	1,306,580	145,971
*	ExlService Holdings Inc.	3,415,867	144,969
*	Fluor Corp.	3,651,701	144,717
	Primoris Services Corp.	1,163,013	144,376
	Littelfuse Inc.	564,106	142,674
	MSA Safety Inc.	887,035	142,050
*,1	Aurora Innovation Inc. Class A	36,166,123	138,878
	Sealed Air Corp.	3,333,012	138,087
	GATX Corp.	808,759	137,166
	Cognex Corp.	3,796,856	136,611
*	GXO Logistics Inc.	2,594,039	136,550
	Fortune Brands Innovations Inc.	2,721,169	136,113
	Installed Building Products Inc.	522,320	135,485
*	Kirby Corp.	1,228,023	135,304
	UL Solutions Inc. Class A	1,704,972	134,454
*	Mohawk Industries Inc.	1,190,476	130,119
	Ralliant Corp.	2,555,735	130,112
*	Gates Industrial Corp. plc	5,851,181	125,625
*	Mirion Technologies Inc. Class A	5,334,007	124,922
	EnerSys	836,198	122,712
	Vontier Corp.	3,287,061	122,213
	AAON Inc.	1,572,015	119,866
*	FTI Consulting Inc.	699,620	119,516
	Arcosa Inc.	1,111,117	118,134
	Badger Meter Inc.	667,690	116,452
*	WEX Inc.	776,859	115,736
	Louisiana-Pacific Corp.	1,419,926	114,673
	ESCO Technologies Inc.	585,157	114,334
	Granite Construction Inc.	989,150	114,098
	Herc Holdings Inc.	753,692	111,833
	Landstar System Inc.	778,214	111,829
*	ACI Worldwide Inc.	2,335,386	111,655
*	BILL Holdings Inc.	2,043,257	111,439
	CSW Industrials Inc.	378,033	110,964
	Brink's Co.	941,277	109,875
	Sensata Technologies Holding plc	3,299,565	109,843
	Brunswick Corp.	1,473,300	109,378
*	Resideo Technologies Inc.	3,052,613	107,208
	Maximus Inc.	1,233,995	106,518
*	Construction Partners Inc. Class A	977,673	106,126
	Belden Inc.	890,309	103,766
	Enpro Inc.	477,310	102,206
	Graphic Packaging Holding Co.	6,686,877	100,704
*	Everus Construction Group Inc.	1,155,568	98,870
	Sonoco Products Co.	2,234,715	97,523
*	Itron Inc.	1,037,678	96,359
*	Amentum Holdings Inc.	3,311,167	96,024
*	Archer Aviation Inc. Class A	12,542,455	94,319
*	OSI Systems Inc.	365,421	93,204
*,1	Shift4 Payments Inc. Class A	1,454,043	91,561

Small-Cap Index Fund
		Shares	Market Value• ($000)
	ADT Inc.	11,262,047	90,885
*	Knife River Corp.	1,283,631	90,303
*	Mercury Systems Inc.	1,225,108	89,445
	Matson Inc.	706,235	87,255
*	Trex Co. Inc.	2,429,174	85,215
	Mueller Water Products Inc. Class A	3,541,236	84,352
	Franklin Electric Co. Inc.	856,780	81,848
	MSC Industrial Direct Co. Inc. Class A	947,561	79,690
*	IES Holdings Inc.	202,316	78,705
	Exponent Inc.	1,129,622	78,464
	Korn Ferry	1,186,127	78,308
	Silgan Holdings Inc.	1,913,879	77,263
*	Verra Mobility Corp. Class A	3,431,726	76,905
	Otter Tail Corp.	948,724	76,666
*	StandardAero Inc.	2,650,112	76,005
	Kadant Inc.	266,663	76,004
	Terex Corp.	1,410,778	75,307
	WillScot Holdings Corp.	3,912,613	73,674
	Brady Corp. Class A	938,443	73,546
	AZZ Inc.	680,370	72,922
	HB Fuller Co.	1,226,376	72,920
*	Hayward Holdings Inc.	4,663,447	72,050
*	AAR Corp.	852,387	70,569
	Griffon Corp.	943,672	69,501
*	Euronet Worldwide Inc.	905,899	68,948
*	Huron Consulting Group Inc.	391,025	67,612
	REV Group Inc.	1,106,625	67,294
	Western Union Co.	7,207,745	67,104
*	Loar Holdings Inc.	955,278	64,959
*	NCR Atleos Corp.	1,675,838	63,866
	UniFirst Corp.	329,347	63,531
	Leonardo DRS Inc.	1,809,389	61,682
	Boise Cascade Co.	837,998	61,677
	Standex International Corp.	274,726	59,692
	Robert Half Inc.	2,179,335	59,191
*	CBIZ Inc.	1,171,741	59,114
	ABM Industries Inc.	1,388,124	58,718
	McGrath RentCorp	558,002	58,551
*	Vicor Corp.	522,401	57,255
*	Upwork Inc.	2,813,724	55,768
	Hub Group Inc. Class A	1,304,571	55,588
*	Remitly Global Inc.	3,790,663	52,311
	Crane NXT Co.	1,106,158	52,067
*	O-I Glass Inc.	3,480,599	51,374
*	Planet Labs PBC	2,598,773	51,248
	Hillenbrand Inc.	1,597,735	50,680
	Kennametal Inc.	1,724,195	48,984
*	Centuri Holdings Inc.	1,939,547	48,974
	Atkore Inc.	764,712	48,368
*	GEO Group Inc.	2,996,085	48,297
	Trinity Industries Inc.	1,817,051	48,043
*	RXO Inc.	3,718,818	47,006
	Enerpac Tool Group Corp. Class A	1,200,117	45,892
*,1	Symbotic Inc. Class A	748,098	44,512
*	ASGN Inc.	918,889	44,263
*	CoreCivic Inc.	2,250,289	43,003
	EVERTEC Inc.	1,448,701	42,143
*	Marqeta Inc. Class A	8,763,092	41,625
	Greif Inc. Class A	594,211	40,228
	Helios Technologies Inc.	750,209	40,129
*	Hillman Solutions Corp.	4,467,113	38,685
	Werner Enterprises Inc.	1,286,905	38,620
*	Payoneer Global Inc.	6,867,582	38,596
	TriNet Group Inc.	652,417	38,577
*	Legalzoom.com Inc.	3,812,636	37,859
	ArcBest Corp.	509,637	37,810
*	Flywire Corp.	2,585,847	36,616
*	Paymentus Holdings Inc. Class A	1,132,096	35,763
	Pitney Bowes Inc.	3,277,412	34,642
*,1	Legence Corp. Class A	781,140	33,620

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Albany International Corp. Class A	649,387	32,924
*,1	PureCycle Technologies Inc.	3,668,490	31,512
	Greenbrier Cos. Inc.	669,453	31,290
	ManpowerGroup Inc.	1,047,245	31,135
*,1	Enovix Corp.	4,149,064	30,330
	Tennant Co.	409,921	30,211
	Insperity Inc.	767,422	29,715
	TriMas Corp.	827,170	29,323
	Lindsay Corp.	239,467	28,226
	International Seaways Inc.	561,294	27,251
*	Proto Labs Inc.	535,242	27,078
*	Thermon Group Holdings Inc.	709,044	26,348
*	Cimpress plc	390,292	25,990
*,1	First Advantage Corp.	1,770,679	25,728
	Schneider National Inc. Class B	937,743	24,878
	Gorman-Rupp Co.	505,236	24,125
	Deluxe Corp.	1,016,320	22,694
	Astec Industries Inc.	519,920	22,523
*	Beta Technologies Inc. Class A	733,784	20,700
*	BrightView Holdings Inc.	1,614,230	20,452
*	Janus International Group Inc.	2,997,473	19,603
*,1	Alliance Laundry Holdings Inc.	911,851	18,556
	Alight Inc. Class A	9,505,071	18,535
	Apogee Enterprises Inc.	488,919	17,802
*	Gibraltar Industries Inc.	335,712	16,598
*,1	Firefly Aerospace Inc.	489,697	10,955
	Greif Inc. Class B	115,895	8,656
	Vestis Corp.	1,273,455	8,494
*	American Woodmark Corp.	157,301	8,479
*	Forward Air Corp.	337,325	8,433
	Quanex Building Products Corp.	521,262	8,017
*,1	Voyager Technologies Inc. Class A	288,040	7,529
*,1	Pattern Group Inc. Class A	522,448	6,029
*	TaskUS Inc. Class A	402,123	4,741
	Kronos Worldwide Inc.	261,433	1,156
			35,674,182
Real Estate (7.1%)
*	Jones Lang LaSalle Inc.	1,069,140	359,734
	Sun Communities Inc.	2,801,739	347,163
	WP Carey Inc.	4,964,821	319,536
	Kimco Realty Corp.	15,392,643	312,009
	Omega Healthcare Investors Inc.	6,695,333	296,871
	Regency Centers Corp.	4,143,711	286,040
	Host Hotels & Resorts Inc.	15,579,872	276,231
	UDR Inc.	7,486,985	274,623
	Gaming & Leisure Properties Inc.	6,090,739	272,195
	Camden Property Trust	2,410,469	265,344
*	Zillow Group Inc. Class C	3,793,568	258,797
	Healthpeak Properties Inc.	15,743,371	253,153
	Equity LifeStyle Properties Inc.	4,171,977	252,864
	Lamar Advertising Co. Class A	1,967,630	249,063
	BXP Inc.	3,589,728	242,235
	American Homes 4 Rent Class A	7,135,023	229,034
	EastGroup Properties Inc.	1,208,591	215,298
	Rexford Industrial Realty Inc.	5,274,380	204,224
	American Healthcare REIT Inc.	4,192,153	197,283
	Federal Realty Investment Trust	1,954,086	196,972
	Weyerhaeuser Co.	8,163,713	193,398
	Alexandria Real Estate Equities Inc.	3,915,005	191,600
	Essex Property Trust Inc.	729,529	190,903
	Agree Realty Corp.	2,604,681	187,615
	CubeSmart	5,165,419	186,213
	Mid-America Apartment Communities Inc.	1,326,231	184,227
	CareTrust REIT Inc.	5,059,864	182,965
	Brixmor Property Group Inc.	6,934,187	181,814
	First Industrial Realty Trust Inc.	2,999,633	171,789
	NNN REIT Inc.	4,302,378	170,503
	STAG Industrial Inc.	4,230,538	155,515
	Terreno Realty Corp.	2,342,315	137,517

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Healthcare Realty Trust Inc. Class A	7,965,213	135,010
*	Compass Inc. Class A	12,711,531	134,361
	Essential Properties Realty Trust Inc.	4,490,061	133,175
	Vornado Realty Trust	3,915,788	130,317
	Ryman Hospitality Properties Inc.	1,355,937	128,299
	Kite Realty Group Trust	4,906,940	117,619
	Macerich Co.	5,801,678	107,099
*	Opendoor Technologies Inc.	18,367,316	107,081
	Sabra Health Care REIT Inc.	5,649,185	106,996
	Millrose Properties Inc.	3,493,891	104,363
	Phillips Edison & Co. Inc.	2,850,746	101,401
	Kilroy Realty Corp.	2,680,180	100,158
	Cousins Properties Inc.	3,805,143	98,097
	Independence Realty Trust Inc.	5,417,155	94,692
	HA Sustainable Infrastructure Capital Inc.	2,866,400	90,091
	Tanger Inc.	2,607,394	87,009
	EPR Properties	1,724,459	86,050
*	Cushman & Wakefield Ltd.	5,245,191	84,920
	Americold Realty Trust Inc.	6,450,498	82,953
	Outfront Media Inc.	3,408,412	82,143
	National Health Investors Inc.	1,024,679	78,255
	Rayonier Inc.	3,486,518	75,483
	SL Green Realty Corp.	1,607,608	73,741
*	Zillow Group Inc. Class A	1,066,470	72,765
	COPT Defense Properties	2,567,808	71,385
	Broadstone Net Lease Inc.	4,076,819	70,814
	PotlatchDeltic Corp.	1,661,328	66,088
	Highwoods Properties Inc.	2,491,716	64,336
	DigitalBridge Group Inc.	4,140,381	63,513
	LXP Industrial Trust	1,274,336	63,182
	Acadia Realty Trust	2,970,803	61,020
	Apple Hospitality REIT Inc.	4,824,033	57,165
	Urban Edge Properties	2,852,548	54,740
	Lineage Inc.	1,552,134	54,325
*	Howard Hughes Holdings Inc.	673,006	53,686
	Newmark Group Inc. Class A	3,071,710	53,263
[1]	Medical Properties Trust Inc.	10,223,753	51,119
	St. Joe Co.	850,613	50,501
	Curbline Properties Corp.	2,148,837	49,875
	InvenTrust Properties Corp.	1,758,863	49,618
	National Storage Affiliates Trust	1,568,268	44,241
	Global Net Lease Inc.	4,964,644	42,696
	Park Hotels & Resorts Inc.	4,074,626	42,621
	DiamondRock Hospitality Co.	4,612,939	41,332
	Douglas Emmett Inc.	3,601,502	39,581
	Sunstone Hotel Investors Inc.	4,297,778	38,422
	LTC Properties Inc.	1,077,812	37,055
	Getty Realty Corp.	1,306,857	35,769
	Elme Communities	1,995,012	34,713
	Alexander & Baldwin Inc.	1,646,363	33,981
	Xenia Hotels & Resorts Inc.	2,144,201	30,319
	Innovative Industrial Properties Inc.	633,942	30,023
	Pebblebrook Hotel Trust	2,568,674	29,077
	Centerspace	379,649	25,330
	RLJ Lodging Trust	3,262,150	24,303
	Veris Residential Inc.	1,592,530	23,697
	Piedmont Realty Trust Inc.	2,812,066	23,453
	JBG SMITH Properties	1,345,038	22,879
	Kennedy-Wilson Holdings Inc.	2,335,136	22,581
	Empire State Realty Trust Inc. Class A	3,076,863	20,061
	American Assets Trust Inc.	1,042,399	19,733
[1]	eXp World Holdings Inc.	2,149,485	19,453
	Apartment Investment & Management Co. Class A	3,110,738	18,478
	Marcus & Millichap Inc.	530,751	14,484
*	Forestar Group Inc.	462,197	11,384
	Saul Centers Inc.	305,130	9,621
	Brandywine Realty Trust	1,874,748	5,474
	Alexander's Inc.	11,598	2,528

Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Fermi Inc.	136,866	1,095
			11,533,820
Technology (13.9%)
*	Sandisk Corp.	3,154,245	748,755
*	Coherent Corp.	3,560,409	657,145
	Jabil Inc.	2,299,445	524,319
*	Astera Labs Inc.	3,061,323	509,282
*	Credo Technology Group Holding Ltd.	3,527,423	507,561
*	Flex Ltd.	8,377,890	506,192
*	Pure Storage Inc. Class A	7,073,617	474,003
*	PTC Inc.	2,716,988	473,326
*	Twilio Inc. Class A	3,263,224	464,161
*	Toast Inc. Class A	11,085,170	393,634
*	Guidewire Software Inc.	1,926,199	387,185
*	Fabrinet	811,682	369,543
	Teradyne Inc.	1,774,035	343,382
*	Unity Software Inc.	7,755,595	342,565
*	F5 Inc.	1,316,167	335,965
*	Okta Inc.	3,816,791	330,038
*,1	IonQ Inc.	7,223,846	324,134
*	Nutanix Inc. Class A	6,089,946	314,789
*	Docusign Inc.	4,556,126	311,639
*	Dynatrace Inc.	6,830,469	296,033
	Entegris Inc.	3,434,379	289,346
*	Akamai Technologies Inc.	3,259,461	284,388
*	CACI International Inc. Class A	500,245	266,536
*	MACOM Technology Solutions Holdings Inc.	1,527,879	261,695
	Leidos Holdings Inc.	1,448,404	261,292
*	Samsara Inc. Class A	7,110,860	252,080
*	Dayforce Inc.	3,626,138	250,784
	TD SYNNEX Corp.	1,660,591	249,471
*	EPAM Systems Inc.	1,189,004	243,603
*	Manhattan Associates Inc.	1,365,091	236,584
*	Rubrik Inc. Class A	3,058,033	233,878
*	Lattice Semiconductor Corp.	3,098,807	228,010
*	Rambus Inc.	2,438,885	224,109
	Skyworks Solutions Inc.	3,368,047	213,568
*	Procore Technologies Inc.	2,817,613	204,953
*	Snap Inc. Class A	24,896,214	200,912
*	Maplebear Inc.	4,460,961	200,654
*	Gartner Inc.	775,721	195,699
*,1	D-Wave Quantum Inc.	7,462,320	195,140
	Qnity Electronics Inc.	2,372,772	193,737
*	Confluent Inc. Class A	6,091,511	184,207
	Paycom Software Inc.	1,147,394	182,849
	Advanced Energy Industries Inc.	855,094	179,031
*	Onto Innovation Inc.	1,126,337	177,804
*	SiTime Corp.	502,605	177,515
*	Qorvo Inc.	2,093,125	176,890
*	Sanmina Corp.	1,174,411	176,244
	Match Group Inc.	5,346,850	172,650
	Gen Digital Inc.	6,286,407	170,927
*	Rigetti Computing Inc.	7,103,028	157,332
*	Semtech Corp.	2,096,450	154,487
*	TTM Technologies Inc.	2,223,981	153,455
*	Elastic NV	2,029,232	153,085
*	UiPath Inc. Class A	9,248,477	151,583
*	JFrog Ltd.	2,278,370	142,307
*	Kyndryl Holdings Inc.	5,178,565	137,543
*	Cirrus Logic Inc.	1,156,085	136,996
*	ServiceTitan Inc. Class A	1,264,249	134,643
*	Arrow Electronics Inc.	1,166,891	128,568
	Pegasystems Inc.	2,114,727	126,292
	Bentley Systems Inc. Class B	3,307,749	126,240
*	Commvault Systems Inc.	998,939	125,227
	Universal Display Corp.	1,023,218	119,491
	KBR Inc.	2,877,101	115,659
*	Appfolio Inc. Class A	496,629	115,541
*	Gitlab Inc. Class A	3,015,777	113,182

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Amkor Technology Inc.	2,799,835	110,537
*	SentinelOne Inc. Class A	7,357,542	110,363
*	CCC Intelligent Solutions Holdings Inc.	13,819,574	109,866
*	Dropbox Inc. Class A	3,932,507	109,324
*,1	Life360 Inc.	1,687,366	108,228
*	Qualys Inc.	812,394	107,967
*,1	Impinj Inc.	613,928	106,830
	Science Applications International Corp.	1,042,682	104,956
*	Klaviyo Inc. Class A	3,123,170	101,409
*	FormFactor Inc.	1,756,096	97,955
*	Workiva Inc. Class A	1,128,561	97,338
*	Silicon Laboratories Inc.	744,181	97,264
*,1	Core Scientific Inc.	6,673,329	97,164
*	Q2 Holdings Inc.	1,345,841	97,116
*	Novanta Inc.	810,507	96,442
*	Box Inc. Class A	3,117,962	93,258
*	Zeta Global Holdings Corp. Class A	4,530,519	92,196
*	Plexus Corp.	606,502	89,156
	Avnet Inc.	1,842,237	88,575
	Dolby Laboratories Inc. Class A	1,377,961	88,493
*,1	SoundHound AI Inc. Class A	8,779,433	87,531
*	Varonis Systems Inc.	2,536,430	83,195
*	SPS Commerce Inc.	853,729	76,093
*	DigitalOcean Holdings Inc.	1,553,341	74,747
*	Parsons Corp.	1,205,252	74,485
*	Allegro MicroSystems Inc.	2,723,487	71,846
*,1	Applied Digital Corp.	2,849,418	69,868
	Clear Secure Inc. Class A	1,988,939	69,772
*	Blackbaud Inc.	1,084,803	68,690
*	BlackLine Inc.	1,214,179	67,132
*	Cargurus Inc. Class A	1,750,097	67,116
*	Braze Inc. Class A	1,909,868	65,489
*	Freshworks Inc. Class A	5,320,822	65,180
*	Ambarella Inc.	919,677	65,150
*	Tenable Holdings Inc.	2,706,346	63,680
*	Cipher Mining Inc.	4,256,829	62,831
*	Synaptics Inc.	839,799	62,162
*	Teradata Corp.	2,007,434	61,106
*	nCino Inc.	2,363,110	60,590
*	Intapp Inc.	1,300,154	59,573
*	DXC Technology Co.	3,947,919	57,837
*	ZoomInfo Technologies Inc. Class A	5,650,754	57,468
*	Insight Enterprises Inc.	702,185	57,207
*	IAC Inc.	1,461,682	57,152
*	Xometry Inc. Class A	959,086	57,037
*	Axcelis Technologies Inc.	702,702	56,455
*	Alarm.com Holdings Inc.	1,074,099	54,801
*	Magnite Inc.	3,255,623	52,839
*	Diodes Inc.	1,051,275	51,870
*,1	Trump Media & Technology Group Corp.	3,808,926	50,430
*	RingCentral Inc. Class A	1,739,478	50,236
	Concentrix Corp.	1,199,104	49,859
*	AvePoint Inc.	3,422,245	47,535
	CSG Systems International Inc.	613,863	47,077
*,1	Terawulf Inc.	4,032,927	46,338
	Power Integrations Inc.	1,253,300	44,542
*	NetScout Systems Inc.	1,553,261	42,031
*	Progress Software Corp.	971,397	41,731
	Adeia Inc.	2,355,894	40,639
	Vishay Intertechnology Inc.	2,796,209	40,517
*	LiveRamp Holdings Inc.	1,369,290	40,216
*	Yelp Inc. Class A	1,322,688	40,196
*	Veeco Instruments Inc.	1,362,176	38,931
*	IPG Photonics Corp.	524,517	37,555
*	DoubleVerify Holdings Inc.	3,282,424	37,551
*	Rogers Corp.	407,128	37,281
*,1	C3.ai Inc. Class A	2,737,725	36,905
*,1	Alkami Technology Inc.	1,544,746	35,637
*	Onestream Inc. Class A	1,838,363	33,789
*	Five9 Inc.	1,681,311	33,710

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Benchmark Electronics Inc.	766,897	32,793
*	MaxLinear Inc. Class A	1,877,994	32,733
*	Appian Corp. Class A	918,495	32,533
*,1	Figure Technology Solutions Inc. Class A	786,224	32,109
*	NCR Voyix Corp.	3,133,192	31,959
*	Vertex Inc. Class A	1,575,150	31,456
*	Ziff Davis Inc.	893,613	31,411
*	Fastly Inc. Class A	3,041,168	30,959
*	Asana Inc. Class A	1,947,788	26,704
*	PagerDuty Inc.	1,970,352	25,831
*,1	SailPoint Inc.	1,257,876	25,447
*	Schrodinger Inc.	1,384,203	24,750
*	Amplitude Inc. Class A	2,106,584	24,394
*	Jamf Holding Corp.	1,816,667	23,635
*	Rapid7 Inc.	1,413,812	21,490
*	Sprinklr Inc. Class A	2,751,367	21,406
*,1	Netskope Inc. Class A	1,086,401	19,055
*	ScanSource Inc.	473,774	18,506
*	Yext Inc.	2,240,706	18,060
*	SEMrush Holdings Inc. Class A	1,456,486	17,318
*,1	NIQ Global Intelligence plc	1,005,673	16,584
*	Navan Inc. Class A	794,142	13,564
*	N-able Inc.	1,693,969	12,671
*,1	Rumble Inc.	1,957,988	12,374
*	NerdWallet Inc. Class A	885,836	12,003
*,1	Via Transportation Inc. Class A	257,977	7,484
*	Sprout Social Inc. Class A	574,037	6,469
*	Angi Inc. Class A	392,206	5,071
*	MediaAlpha Inc. Class A	355,437	4,603
*,1	Ibotta Inc. Class A	173,131	3,935
*	Bumble Inc. Class A	768,485	2,743
*,1	Getty Images Holdings Inc.	1,417,355	1,899
*,1	Stubhub Holdings Inc. Class A	88,043	1,191
*,2	Pivotal Software Inc.	2,049,947	—
			22,569,023
Telecommunications (2.3%)
*	Ciena Corp.	3,195,766	747,394
*	Lumentum Holdings Inc.	1,606,290	592,062
*,1	AST SpaceMobile Inc. Class A	5,069,022	368,163
*	EchoStar Corp. Class A	3,014,280	327,652
*	Roku Inc.	2,963,245	321,482
*	Frontier Communications Parent Inc.	5,672,302	215,945
	InterDigital Inc.	583,263	185,699
*	Lumen Technologies Inc.	20,912,393	162,489
*	Liberty Broadband Corp. Class C	2,691,725	130,818
*	Viasat Inc.	2,911,297	100,323
*	Viavi Solutions Inc.	5,056,100	90,100
	Telephone & Data Systems Inc.	2,078,889	85,234
*	Calix Inc.	1,350,108	71,461
*	Globalstar Inc.	1,148,235	70,088
	Uniti Group Inc.	5,411,454	37,934
	Iridium Communications Inc.	2,014,942	35,020
*	GCI Liberty Inc. Class C	771,460	28,706
	Cogent Communications Holdings Inc.	1,109,551	23,922
*	Extreme Networks Inc.	1,434,698	23,888
	Array Digital Infrastructure Inc.	364,095	19,523
*	Liberty Broadband Corp. Class A	367,740	17,755
*	Optimum Communications Inc. Class A	5,837,512	9,632
	Cable One Inc.	51,215	5,780
*	Gogo Inc.	912,673	4,253
*	GCI Liberty Inc. Class A	68,876	2,540
*,2	GCI Liberty Inc.	10,406	—
			3,677,863
Utilities (3.6%)
	NRG Energy Inc.	4,341,647	691,364
	Atmos Energy Corp.	3,663,918	614,183
*	Talen Energy Corp.	1,035,087	387,992
*	Clean Harbors Inc.	1,089,585	255,486
	Essential Utilities Inc.	6,410,915	245,923

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Pinnacle West Capital Corp.	2,711,845	240,541
	AES Corp.	16,133,255	231,351
	NiSource Inc.	5,405,537	225,735
	OGE Energy Corp.	4,746,599	202,680
*,1	Oklo Inc. Class A	2,643,842	189,722
	Evergy Inc.	2,602,634	188,665
	UGI Corp.	4,859,919	181,907
	National Fuel Gas Co.	2,047,783	163,946
	IDACORP Inc.	1,224,615	154,987
	TXNM Energy Inc.	2,467,935	145,312
	Ormat Technologies Inc.	1,308,392	144,538
*	Casella Waste Systems Inc. Class A	1,416,340	138,716
	Portland General Electric Co.	2,548,870	122,320
	Black Hills Corp.	1,710,055	118,712
	Southwest Gas Holdings Inc.	1,468,018	117,471
	New Jersey Resources Corp.	2,282,578	105,272
	Spire Inc.	1,270,769	105,093
	ONE Gas Inc.	1,359,727	105,039
	MDU Resources Group Inc.	4,859,060	94,849
*	Sunrun Inc.	4,993,983	91,889
	Northwestern Energy Group Inc.	1,390,810	89,763
	Avista Corp.	1,845,359	71,120
	MGE Energy Inc.	828,345	64,959
	Clearway Energy Inc. Class C	1,919,437	63,840
	American States Water Co.	877,722	63,617
	California Water Service Group	1,350,862	58,533
*,1	NuScale Power Corp. Class A	3,847,939	54,525
*	Hawaiian Electric Industries Inc.	3,910,038	48,093
	Northwest Natural Holding Co.	912,940	42,671
	Clearway Energy Inc. Class A	786,420	24,709
	Excelerate Energy Inc. Class A	545,654	15,306
			5,860,829
Total Common Stocks (Cost $108,349,831)			162,096,909
Rights (0.0%)
*,2	OmniAb Inc. 12.5 Earnout	156,690	—
*,2	OmniAb Inc. 15 Earnout	156,690	—
*,2	Metsera Inc. CVR	59	—
Total Rights (Cost $—)			—
Warrants (0.0%)
*,1	Opendoor Technologies Inc. Exp. 11/20/2026 (Cost $—)	95,014	86
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.780% (Cost $1,798,498)	17,999,087	1,799,908
Total Investments (101.0%) (Cost $110,148,329)			163,896,903
Other Assets and Liabilities—Net (-1.0%)			(1,557,374)
Net Assets (100%)			162,339,529
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,477,475.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,583,768 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	824	102,918	(2,802)
E-mini S&P Mid-Cap 400 Index	March 2026	628	208,822	(3,168)
				(5,970)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	2/2/2026	GSI	4,190	(3.640)	—	(316)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $108,349,831)	162,096,995
Affiliated Issuers (Cost $1,798,498)	1,799,908
Total Investments in Securities	163,896,903
Investment in Vanguard	3,875
Cash	1,932
Cash Collateral Pledged—Futures Contracts	21,809
Cash Collateral Pledged—Over-the-Counter Swap Contracts	210
Receivables for Investment Securities Sold	262,164
Receivables for Accrued Income	163,363
Receivables for Capital Shares Issued	58,731
Total Assets	164,408,987
Liabilities
Payables for Investment Securities Purchased	5,452
Collateral for Securities on Loan	1,583,768
Payables for Capital Shares Redeemed	473,329
Payables to Vanguard	3,420
Variation Margin Payable—Futures Contracts	3,173
Unrealized Depreciation—Over-the-Counter Swap Contracts	316
Total Liabilities	2,069,458
Net Assets	162,339,529
1 Includes $1,477,475 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	131,216,246
Total Distributable Earnings (Loss)	31,123,283
Net Assets	162,339,529

Investor Shares—Net Assets
Applicable to 2,173,555 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	268,598
Net Asset Value Per Share—Investor Shares	$123.58

ETF Shares—Net Assets
Applicable to 267,650,219 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	69,027,288
Net Asset Value Per Share—ETF Shares	$257.90

Admiral™ Shares—Net Assets
Applicable to 469,240,850 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	57,989,596
Net Asset Value Per Share—Admiral Shares	$123.58

Institutional Shares—Net Assets
Applicable to 175,075,878 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,635,450
Net Asset Value Per Share—Institutional Shares	$123.58

Institutional Plus Shares—Net Assets
Applicable to 37,619,844 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,418,597
Net Asset Value Per Share—Institutional Plus Shares	$356.69
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	2,171,456
Interest[2]	8,890
Securities Lending—Net	48,212
Total Income	2,228,558
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,917
Management and Administrative—Investor Shares	492
Management and Administrative—ETF Shares	25,387
Management and Administrative—Admiral Shares	23,324
Management and Administrative—Institutional Shares	7,291
Management and Administrative—Institutional Plus Shares	3,016
Marketing and Distribution—Investor Shares	13
Marketing and Distribution—ETF Shares	2,806
Marketing and Distribution—Admiral Shares	2,472
Marketing and Distribution—Institutional Shares	624
Marketing and Distribution—Institutional Plus Shares	366
Custodian Fees	831
Auditing Fees	39
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	2,132
Shareholders’ Reports and Proxy Fees—Admiral Shares	778
Shareholders’ Reports and Proxy Fees—Institutional Shares	318
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	125
Trustees’ Fees and Expenses	89
Other Expenses	42
Total Expenses	73,064
Net Investment Income	2,155,494
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	3,219,333
Futures Contracts	(25,660)
Swap Contracts	(1,991)
Realized Net Gain (Loss)	3,191,682
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	8,072,836
Futures Contracts	9,367
Swap Contracts	168
Change in Unrealized Appreciation (Depreciation)	8,082,371
Net Increase (Decrease) in Net Assets Resulting from Operations	13,429,547
1	Dividends are net of foreign withholding taxes of $811.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,541, $11, and $2, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $7,287,261 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,155,494	2,065,745
Realized Net Gain (Loss)	3,191,682	4,638,788
Change in Unrealized Appreciation (Depreciation)	8,082,371	12,301,582
Net Increase (Decrease) in Net Assets Resulting from Operations	13,429,547	19,006,115
Distributions
Investor Shares	(3,809)	(4,264)
ETF Shares	(918,809)	(794,319)
Admiral Shares	(787,723)	(746,201)
Institutional Shares	(308,712)	(302,184)
Institutional Plus Shares	(182,316)	(155,347)
Total Distributions	(2,201,369)	(2,002,315)
Capital Share Transactions
Investor Shares	(86,633)	(80,890)
ETF Shares	1,111,093	6,228,828
Admiral Shares	(2,809,662)	(1,536,897)
Institutional Shares	(2,476,644)	(637,853)
Institutional Plus Shares	140,139	472,580
Net Increase (Decrease) from Capital Share Transactions	(4,121,707)	4,445,768
Total Increase (Decrease)	7,106,471	21,449,568
Net Assets
Beginning of Period	155,233,058	133,783,490
End of Period	162,339,529	155,233,058
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$115.15	$102.18	$87.93	$108.35	$93.20
Investment Operations
Net Investment Income[1]	1.451	1.404	1.412	1.256	1.230
Net Realized and Unrealized Gain (Loss) on Investments	8.482	12.933	14.314	(20.439)	15.130
Total from Investment Operations	9.933	14.337	15.726	(19.183)	16.360
Distributions
Dividends from Net Investment Income	(1.503)	(1.367)	(1.476)	(1.237)	(1.210)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.503)	(1.367)	(1.476)	(1.237)	(1.210)
Net Asset Value, End of Period	$123.58	$115.15	$102.18	$87.93	$108.35
Total Return[2]	8.70%	14.10%	18.05%	-17.71%	17.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$269	$335	$375	$424	$619
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.29%	1.52%	1.34%	1.17%
Portfolio Turnover Rate[4]	17%	13%	12%	14%	17%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$240.32	$213.26	$183.52	$226.15	$194.54
Investment Operations
Net Investment Income[1]	3.364	3.248	3.218	2.891	2.769
Net Realized and Unrealized Gain (Loss) on Investments	17.655	26.944	29.839	(42.700)	31.637
Total from Investment Operations	21.019	30.192	33.057	(39.809)	34.406
Distributions
Dividends from Net Investment Income	(3.439)	(3.132)	(3.317)	(2.821)	(2.796)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.439)	(3.132)	(3.317)	(2.821)	(2.796)
Net Asset Value, End of Period	$257.90	$240.32	$213.26	$183.52	$226.15
Total Return	8.83%	14.23%	18.21%	-17.60%	17.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69,027	$63,271	$50,492	$40,593	$50,187
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.43%	1.66%	1.49%	1.25%
Portfolio Turnover Rate[3]	17%	13%	12%	14%	17%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$115.16	$102.19	$87.94	$108.37	$93.22
Investment Operations
Net Investment Income[1]	1.605	1.546	1.534	1.383	1.358
Net Realized and Unrealized Gain (Loss) on Investments	8.462	12.924	14.305	(20.461)	15.131
Total from Investment Operations	10.067	14.470	15.839	(19.078)	16.489
Distributions
Dividends from Net Investment Income	(1.647)	(1.500)	(1.589)	(1.352)	(1.339)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.647)	(1.500)	(1.589)	(1.352)	(1.339)
Net Asset Value, End of Period	$123.58	$115.16	$102.19	$87.94	$108.37
Total Return[2]	8.83%	14.23%	18.20%	-17.61%	17.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57,990	$56,796	$51,854	$44,944	$55,266
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.42%	1.65%	1.48%	1.29%
Portfolio Turnover Rate[4]	17%	13%	12%	14%	17%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$115.15	$102.19	$87.93	$108.36	$93.22
Investment Operations
Net Investment Income[1]	1.611	1.558	1.544	1.392	1.367
Net Realized and Unrealized Gain (Loss) on Investments	8.478	12.913	14.314	(20.461)	15.123
Total from Investment Operations	10.089	14.471	15.858	(19.069)	16.490
Distributions
Dividends from Net Investment Income	(1.659)	(1.511)	(1.598)	(1.361)	(1.350)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.659)	(1.511)	(1.598)	(1.361)	(1.350)
Net Asset Value, End of Period	$123.58	$115.15	$102.19	$87.93	$108.36
Total Return	8.85%	14.23%	18.22%	-17.60%	17.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,635	$22,516	$20,490	$17,363	$21,841
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.43%	1.66%	1.49%	1.29%
Portfolio Turnover Rate[3]	17%	13%	12%	14%	17%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$332.37	$294.95	$253.81	$312.78	$269.07
Investment Operations
Net Investment Income[1]	4.718	4.536	4.479	3.998	4.029
Net Realized and Unrealized Gain (Loss) on Investments	24.424	37.277	41.301	(59.013)	43.607
Total from Investment Operations	29.142	41.813	45.780	(55.015)	47.636
Distributions
Dividends from Net Investment Income	(4.822)	(4.393)	(4.640)	(3.955)	(3.926)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.822)	(4.393)	(4.640)	(3.955)	(3.926)
Net Asset Value, End of Period	$356.69	$332.37	$294.95	$253.81	$312.78
Total Return	8.86%	14.25%	18.22%	-17.60%	17.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,419	$12,316	$10,573	$9,146	$12,638
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%[2]	0.03%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.44%	1.67%	1.48%	1.32%
Portfolio Turnover Rate[3]	17%	13%	12%	14%	17%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Notes to Financial Statements
Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Small-Cap Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $3,875,000, representing less than 0.01% of the fund’s net assets and 1.55% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	162,096,909	—	—	162,096,909
Rights	—	—	—	—
Warrants	86	—	—	86
Temporary Cash Investments	1,799,908	—	—	1,799,908
Total	163,896,903	—	—	163,896,903

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(5,970)	—	—	(5,970)
Swap Contracts	—	(316)	—	(316)
Total	(5,970)	(316)	—	(6,286)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	7,286,601
Total Distributable Earnings (Loss)	(7,286,601)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	25,085
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	53,564,248
Capital Loss Carryforwards	(22,466,050)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	31,123,283
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	2,201,369	2,002,315
Long-Term Capital Gains	—	—
Total	2,201,369	2,002,315
*	Includes short-term capital gains, if any.

Small-Cap Index Fund
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	110,332,655
Gross Unrealized Appreciation	64,372,010
Gross Unrealized Depreciation	(10,807,762)
Net Unrealized Appreciation (Depreciation)	53,564,248
E.  During the year ended December 31, 2025, the fund purchased $26,040,031,000 of investment securities and sold $29,435,795,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $11,592,634,000 and $12,087,056,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $10,660,475,000 and sales were $1,448,799,000, resulting in net realized loss of $310,618,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	18,108	159	34,064	311
Issued in Lieu of Cash Distributions	3,809	33	4,264	39
Redeemed	(108,550)	(928)	(119,218)	(1,114)
Net Increase (Decrease)—Investor Shares	(86,633)	(736)	(80,890)	(764)
ETF Shares
Issued	13,113,362	54,196	18,953,830	81,722
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(12,002,269)	(49,825)	(12,725,002)	(55,200)
Net Increase (Decrease)—ETF Shares	1,111,093	4,371	6,228,828	26,522
Admiral Shares
Issued	5,832,703	50,913	6,156,377	56,563
Issued in Lieu of Cash Distributions	698,060	5,964	664,139	6,024
Redeemed	(9,340,425)	(80,840)	(8,357,413)	(76,804)
Net Increase (Decrease)—Admiral Shares	(2,809,662)	(23,963)	(1,536,897)	(14,217)
Institutional Shares
Issued	3,163,028	27,650	3,406,480	31,434
Issued in Lieu of Cash Distributions	291,165	2,491	285,862	2,594
Redeemed	(5,930,837)	(50,593)	(4,330,195)	(39,011)
Net Increase (Decrease)—Institutional Shares	(2,476,644)	(20,452)	(637,853)	(4,983)
Institutional Plus Shares
Issued	2,028,135	6,150	1,760,070	5,384
Issued in Lieu of Cash Distributions	182,139	539	155,185	487
Redeemed	(2,070,135)	(6,123)	(1,442,675)	(4,664)
Net Increase (Decrease)—Institutional Plus Shares	140,139	566	472,580	1,207
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger

Small-Cap Index Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Small-Cap Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (3.6%)
	Royal Gold Inc.	1,079,537	239,970
	Carpenter Technology Corp.	605,520	190,642
*	RBC Bearings Inc.	404,428	181,358
	Hecla Mining Co.	8,150,182	156,402
*	Coeur Mining Inc.	7,400,238	131,946
	Albemarle Corp.	752,413	106,422
*,1	MP Materials Corp.	2,042,699	103,197
	Hexcel Corp.	1,017,607	75,201
*	Uranium Energy Corp.	6,176,468	72,141
	NewMarket Corp.	102,088	70,161
	Balchem Corp.	415,207	63,676
*	Century Aluminum Co.	715,915	28,050
			1,419,166
Consumer Discretionary (13.1%)
*	Liberty Media Corp.-Liberty Formula One Class C	2,858,447	281,586
	RB Global Inc.	2,375,161	244,333
*	Rivian Automotive Inc. Class A	11,729,876	231,196
*	DraftKings Inc. Class A	6,368,665	219,464
	Somnigroup International Inc.	2,172,145	193,929
*	Deckers Outdoor Corp.	1,865,765	193,424
	TKO Group Holdings Inc. Class A	808,043	168,881
	Domino's Pizza Inc.	388,719	162,026
	Texas Roadhouse Inc. Class A	846,726	140,557
*	Five Below Inc.	706,006	132,983
*	Wayfair Inc. Class A	1,299,995	130,533
*	Norwegian Cruise Line Holdings Ltd.	5,821,779	129,942
	Wynn Resorts Ltd.	998,364	120,133
*	Burlington Stores Inc.	402,289	116,201
*	Planet Fitness Inc. Class A	1,062,525	115,252
	Pool Corp.	429,034	98,142
*	Dutch Bros Inc. Class A	1,545,711	94,628
*	Chewy Inc. Class A	2,739,026	90,525
	Churchill Downs Inc.	757,606	86,200
*	Ollie's Bargain Outlet Holdings Inc.	783,688	85,900
*	Duolingo Inc. Class A	486,967	85,463
	Wingstop Inc.	355,978	84,897
*	Floor & Decor Holdings Inc. Class A	1,380,626	84,066
	Ralph Lauren Corp.	235,303	83,206
*	Brinker International Inc.	569,296	81,705
[1]	Hyatt Hotels Corp. Class A	509,028	81,607
*,1	Cava Group Inc.	1,260,492	73,978
*	Bright Horizons Family Solutions Inc.	722,944	73,307
*	SiteOne Landscape Supply Inc.	570,824	71,102
*	Boot Barn Holdings Inc.	389,546	68,743
*	Etsy Inc.	1,202,327	66,657
	Gentex Corp.	2,806,900	65,317
*	QuantumScape Corp. Class A	5,750,328	59,918
*	Grand Canyon Education Inc.	357,501	59,456
*	Madison Square Garden Sports Corp.	224,690	58,116
*	Champion Homes Inc.	680,579	57,509
*	elf Beauty Inc.	724,214	55,069
	Warner Music Group Corp. Class A	1,785,861	54,772
*	Frontdoor Inc.	921,894	53,184
*	Life Time Group Holdings Inc.	1,691,307	44,955
*	Dorman Products Inc.	351,609	43,315
*	Shake Shack Inc. Class A	488,834	39,679
*	Hilton Grand Vacations Inc.	820,120	36,700
	Wyndham Hotels & Resorts Inc.	482,815	36,482
*	Stride Inc.	532,608	34,582

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	RH	191,690	34,341
*	Peloton Interactive Inc. Class A	5,138,295	31,652
	Vail Resorts Inc.	229,751	30,511
*	Cavco Industries Inc.	49,885	29,469
*	Liberty Media Corp.-Liberty Formula One Class A	309,131	27,630
*	Laureate Education Inc.	800,771	26,962
*	Madison Square Garden Entertainment Corp. Class A	490,203	26,417
*	Sonos Inc.	1,460,171	25,641
*	Rush Street Interactive Inc.	1,189,059	23,103
*	TripAdvisor Inc.	1,494,443	21,759
	Interparfums Inc.	225,433	19,123
*	Six Flags Entertainment Corp.	1,167,404	17,908
*,1	Lucid Group Inc. Class A	1,657,526	17,520
*	Allegiant Travel Co.	198,987	16,968
*	ACV Auctions Inc. Class A	2,090,795	16,768
	Red Rock Resorts Inc. Class A	268,300	16,621
*	Revolve Group Inc. Class A	516,633	15,597
[1]	Choice Hotels International Inc.	162,643	15,493
	Cinemark Holdings Inc.	661,642	15,377
*	Global Business Travel Group I	2,007,881	15,360
*	Gentherm Inc.	370,704	13,483
*	Coursera Inc.	1,808,082	13,307
*	Figs Inc. Class A	1,098,300	12,477
*,1	AMC Entertainment Holdings Inc. Class A	6,556,961	10,229
*	Sweetgreen Inc. Class A	1,225,016	8,281
*,1	Hertz Global Holdings Inc.	1,574,457	8,093
*	Udemy Inc.	1,216,256	7,115
*	United Parks & Resorts Inc.	174,310	6,327
*	BJ's Restaurants Inc.	128,346	5,057
*	Frontier Group Holdings Inc.	1,024,313	4,825
*	Arhaus Inc. Class A	327,536	3,672
*	Mister Car Wash Inc.	628,033	3,492
*	Dream Finders Homes Inc. Class A	190,290	3,254
*	Dave & Buster's Entertainment Inc.	166,153	2,693
*	Corsair Gaming Inc.	306,488	1,821
[1]	Lucky Strike Entertainment Corp.	153,507	1,300
*	KinderCare Learning Cos. Inc.	94,478	408
			5,139,674
Consumer Staples (2.5%)
	Casey's General Stores Inc.	475,529	262,830
*	Celsius Holdings Inc.	2,476,179	113,260
	Coca-Cola Consolidated Inc.	724,302	111,036
*	Sprouts Farmers Market Inc.	1,247,161	99,361
*	Darling Ingredients Inc.	2,027,683	72,997
	Primo Brands Corp. Class A	3,076,593	50,302
	Cal-Maine Foods Inc.	526,956	41,930
*	BellRing Brands Inc.	1,529,724	40,890
	Marzetti Co.	245,948	40,439
*	Freshpet Inc.	623,906	38,015
	WD-40 Co.	172,926	34,049
*	Post Holdings Inc.	283,336	28,064
	J & J Snack Foods Corp.	197,802	17,875
*	Boston Beer Co. Inc. Class A	49,413	9,642
*	National Beverage Corp.	299,197	9,541
	Tootsie Roll Industries Inc.	213,851	7,833
			978,064
Energy (4.4%)
	TechnipFMC plc	5,175,186	230,606
	EQT Corp.	3,992,186	213,981
*	First Solar Inc.	652,342	170,411
	Expand Energy Corp.	1,447,896	159,790
*	Nextpower Inc. Class A	1,804,259	157,169
[1]	Texas Pacific Land Corp.	375,234	107,775
	Viper Energy Inc. Class A	2,152,849	83,165
	Permian Resources Corp.	4,760,613	66,791
*	Antero Resources Corp.	1,873,132	64,548
	Core Natural Resources Inc.	622,313	55,081
*	Transocean Ltd.	12,672,604	52,338
	Noble Corp. plc	1,631,180	46,065

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Cactus Inc. Class A	879,977	40,197
*	Valaris Ltd.	711,517	35,860
*,1	Plug Power Inc.	17,805,517	35,077
*	Oceaneering International Inc.	1,275,418	30,648
*	Tidewater Inc.	538,523	27,201
	Magnolia Oil & Gas Corp. Class A	1,111,929	24,340
[1]	Kinetik Holdings Inc. Class A	613,816	22,128
*	Comstock Resources Inc.	936,521	21,709
*,1	Fluence Energy Inc.	839,632	16,608
	Helmerich & Payne Inc.	566,287	16,241
	Northern Oil & Gas Inc.	592,486	12,721
*	Innovex International Inc.	572,742	12,526
*	Shoals Technologies Group Inc. Class A	1,069,928	9,094
[1]	Atlas Energy Solutions Inc.	950,844	8,957
*	Helix Energy Solutions Group Inc.	893,097	5,600
	Flowco Holdings Inc. Class A	289,034	5,416
*	EVgo Inc. Class A	1,641,640	4,777
			1,736,820
Financials (5.7%)
*	SoFi Technologies Inc.	15,322,973	401,155
	FactSet Research Systems Inc.	479,051	139,016
	Houlihan Lokey Inc. Class A	697,971	121,580
	Kinsale Capital Group Inc.	283,017	110,694
	Erie Indemnity Co. Class A	324,742	93,087
*	Clearwater Analytics Holdings Inc. Class A	3,684,109	88,861
	Pinnacle Financial Partners Inc.	913,978	87,203
	MarketAxess Holdings Inc.	451,423	81,820
	Evercore Inc. Class A	234,889	79,921
	Ryan Specialty Holdings Inc. Class A	1,399,073	72,234
	Hamilton Lane Inc. Class A	505,826	67,937
	Moelis & Co. Class A	948,673	65,212
	StepStone Group Inc. Class A	1,011,517	64,909
[1]	Blue Owl Capital Inc. Class A	4,261,585	63,668
	Morningstar Inc.	289,152	62,836
*	Lemonade Inc.	859,435	61,175
*	Riot Platforms Inc.	4,514,477	57,198
*	Circle Internet Group Inc. Class A	676,219	53,624
*,1	Galaxy Digital Inc. Class A	2,334,077	52,190
	PJT Partners Inc. Class A	295,181	49,354
*,1	Upstart Holdings Inc.	1,056,946	46,220
*	Oscar Health Inc. Class A	2,781,038	39,963
*,1	MARA Holdings Inc.	4,334,301	38,922
*	StoneX Group Inc.	283,516	26,971
	ServisFirst Bancshares Inc.	331,670	23,811
*	Palomar Holdings Inc.	169,252	22,808
	Cohen & Steers Inc.	358,614	22,514
	Goosehead Insurance Inc. Class A	302,490	22,278
*,1	Baldwin Insurance Group Inc. Class A	915,136	21,991
*,1	Credit Acceptance Corp.	49,355	21,887
*	Trupanion Inc.	414,162	15,477
[1]	UWM Holdings Corp. Class A	2,606,622	11,417
	TFS Financial Corp.	717,075	9,594
*	Triumph Financial Inc.	144,290	9,037
	P10 Inc. Class A	798,393	7,832
	Live Oak Bancshares Inc.	219,849	7,552
*	Hagerty Inc. Class A	514,030	6,909
*	Accelerant Holdings Class A	409,024	6,688
*	Columbia Financial Inc.	333,447	5,182
*	Neptune Insurance Holdings Inc. Class A	120,940	3,527
			2,244,254
Health Care (17.0%)
*	Natera Inc.	1,677,629	384,328
*	Exact Sciences Corp.	2,423,946	246,176
*	Insmed Inc.	1,364,023	237,395
*	Incyte Corp.	2,135,103	210,884
*	Revolution Medicines Inc.	2,350,316	187,203
*	Neurocrine Biosciences Inc.	1,275,754	180,940
*	Bridgebio Pharma Inc.	2,219,681	169,783
*	Ionis Pharmaceuticals Inc.	2,072,970	163,993

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*,1	Medpace Holdings Inc.	288,067	161,793
*	Guardant Health Inc.	1,560,468	159,386
*	Penumbra Inc.	476,212	148,059
*	BioMarin Pharmaceutical Inc.	2,459,515	146,169
*	Exelixis Inc.	3,260,742	142,918
	Ensign Group Inc.	741,581	129,183
*	Insulet Corp.	450,290	127,990
*	Roivant Sciences Ltd.	5,787,381	125,586
*	Globus Medical Inc. Class A	1,436,218	125,396
	Bio-Techne Corp.	1,995,626	117,363
*	Repligen Corp.	683,652	112,023
*	Arrowhead Pharmaceuticals Inc.	1,649,463	109,508
*	Halozyme Therapeutics Inc.	1,506,177	101,366
*	HealthEquity Inc.	1,103,379	101,081
*	Axsome Therapeutics Inc.	549,067	100,282
*	Cytokinetics Inc.	1,566,134	99,512
*	Rhythm Pharmaceuticals Inc.	854,880	91,506
*,1	Hims & Hers Health Inc.	2,668,346	86,641
*	Tempus AI Inc.	1,439,318	84,992
*	Krystal Biotech Inc.	333,629	82,253
*	Glaukos Corp.	699,194	78,946
*	PTC Therapeutics Inc.	1,026,299	77,958
	Chemed Corp.	181,061	77,469
*	Vaxcyte Inc.	1,673,487	77,215
*	Masimo Corp.	585,041	76,090
*	Doximity Inc. Class A	1,672,678	74,066
*	iRhythm Technologies Inc.	411,898	73,087
*	Madrigal Pharmaceuticals Inc.	116,146	67,636
*	Merit Medical Systems Inc.	757,881	66,800
*	Kymera Therapeutics Inc.	857,626	66,732
*	Avidity Biosciences Inc.	915,025	66,001
*	Option Care Health Inc.	2,035,052	64,837
*	RadNet Inc.	887,477	63,322
*	Alkermes plc	2,117,603	59,251
*	TG Therapeutics Inc.	1,927,505	57,459
*	Crinetics Pharmaceuticals Inc.	1,217,056	56,654
*	Lantheus Holdings Inc.	847,665	56,412
*	Amicus Therapeutics Inc.	3,943,967	56,162
*	TransMedics Group Inc.	415,003	50,485
*,1	Viking Therapeutics Inc.	1,372,681	48,291
*	Waystar Holding Corp.	1,467,334	48,055
*	Haemonetics Corp.	598,334	47,957
*	Sotera Health Co.	2,542,426	44,848
*	ACADIA Pharmaceuticals Inc.	1,621,970	43,323
*	Veracyte Inc.	1,010,479	42,541
*	Cidara Therapeutics Inc.	180,876	39,954
*	Corcept Therapeutics Inc.	1,145,260	39,855
*	Alignment Healthcare Inc.	1,838,619	36,313
*	Protagonist Therapeutics Inc.	399,633	34,904
*	Apellis Pharmaceuticals Inc.	1,374,749	34,534
*	Inspire Medical Systems Inc.	371,421	34,256
*	Privia Health Group Inc.	1,415,090	33,552
*	Beam Therapeutics Inc.	1,167,423	32,361
	Bruker Corp.	679,779	32,024
*	Brookdale Senior Living Inc.	2,885,999	31,140
*	Warby Parker Inc. Class A	1,283,919	27,977
*	Denali Therapeutics Inc.	1,692,876	27,949
*	Sarepta Therapeutics Inc.	1,272,512	27,384
*	Ultragenyx Pharmaceutical Inc.	1,171,578	26,946
*	ADMA Biologics Inc.	1,445,099	26,359
*,1	Recursion Pharmaceuticals Inc. Class A	6,252,883	25,574
*	Progyny Inc.	991,820	25,470
*	CorVel Corp.	360,300	24,382
*	Arcellx Inc.	369,363	24,083
*	AtriCure Inc.	603,752	23,884
*	Twist Bioscience Corp.	742,565	23,554
*	10X Genomics Inc. Class A	1,414,430	23,069
*	PACS Group Inc.	600,608	23,057
*	Harmony Biosciences Holdings Inc.	588,999	22,040
*	Kiniksa Pharmaceuticals International plc Class A	519,579	21,433

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	PROCEPT BioRobotics Corp.	678,568	21,348
*	Agios Pharmaceuticals Inc.	745,423	20,290
*	NeoGenomics Inc.	1,653,939	19,450
*	Tandem Diabetes Care Inc.	866,700	19,050
*	Novocure Ltd.	1,359,840	17,583
*	Teladoc Health Inc.	2,268,596	15,880
*	Adaptive Biotechnologies Corp.	926,967	15,054
*	LifeStance Health Group Inc.	1,989,103	14,003
*	Certara Inc.	1,526,977	13,453
*,1	Intellia Therapeutics Inc.	1,480,647	13,311
*	Immunovant Inc.	521,611	13,259
*	Arcus Biosciences Inc.	501,865	11,959
*	Astrana Health Inc.	480,833	11,929
*	BioCryst Pharmaceuticals Inc.	1,345,662	10,496
*	STAAR Surgical Co.	445,095	10,277
*,1	ImmunityBio Inc.	4,406,780	8,725
*	Vir Biotechnology Inc.	1,422,744	8,579
*	Xencor Inc.	456,418	6,988
*,1	Novavax Inc.	1,038,777	6,981
*	AdaptHealth Corp. Class A	692,456	6,897
*	Phreesia Inc.	363,800	6,156
	HealthStream Inc.	151,703	3,500
*	Evolent Health Inc. Class A	713,138	2,853
*	OPKO Health Inc.	1,962,749	2,473
*,1	Billiontoone Inc. Class A	25,673	2,101
			6,679,955
Industrials (21.7%)
*	Rocket Lab Corp.	6,834,502	476,775
	Comfort Systems USA Inc.	451,240	421,138
	Curtiss-Wright Corp.	471,734	260,053
	FTAI Aviation Ltd.	1,312,346	258,335
*	Affirm Holdings Inc. Class A	3,331,580	247,969
*	Bloom Energy Corp. Class A	2,723,588	236,653
	Woodward Inc.	765,866	231,537
	BWX Technologies Inc.	1,169,771	202,183
*	ATI Inc.	1,738,249	199,481
	Lennox International Inc.	403,974	196,162
*	MasTec Inc.	807,788	175,589
	Graco Inc.	2,120,856	173,847
	Jack Henry & Associates Inc.	926,173	169,008
	Lincoln Electric Holdings Inc.	704,208	168,756
	Nordson Corp.	683,161	164,252
*	Kratos Defense & Security Solutions Inc.	2,160,888	164,033
*,1	QXO Inc.	8,199,808	158,174
	Watsco Inc.	447,099	150,650
*	TopBuild Corp.	358,964	149,756
	Advanced Drainage Systems Inc.	995,758	144,216
*	SPX Technologies Inc.	637,952	127,629
*	Core & Main Inc. Class A	2,441,120	126,865
*	Dycom Industries Inc.	352,202	119,009
*	Chart Industries Inc.	574,630	118,506
*	AeroVironment Inc.	479,552	115,999
*	Sterling Infrastructure Inc.	373,730	114,447
*	Saia Inc.	340,725	111,254
	Armstrong World Industries Inc.	551,063	105,308
	nVent Electric plc	1,031,586	105,191
*	Generac Holdings Inc.	751,386	102,466
	JBT Marel Corp.	665,631	100,291
*	XPO Inc.	714,077	97,050
	A O Smith Corp.	1,449,131	96,918
*	Modine Manufacturing Co.	673,040	89,858
	Simpson Manufacturing Co. Inc.	531,134	85,762
*	Paylocity Holding Corp.	557,406	85,004
	Eagle Materials Inc.	410,751	84,894
	Federal Signal Corp.	777,300	84,407
*	ExlService Holdings Inc.	1,931,788	81,985
	Littelfuse Inc.	318,317	80,509
	Cognex Corp.	2,147,786	77,277
	Installed Building Products Inc.	294,725	76,449

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	UL Solutions Inc. Class A	961,967	75,861
	AAON Inc.	887,099	67,641
	Badger Meter Inc.	376,666	65,694
	ESCO Technologies Inc.	330,078	64,494
	Herc Holdings Inc.	426,528	63,288
*	ACI Worldwide Inc.	1,321,786	63,195
*	BILL Holdings Inc.	1,152,278	62,845
	CSW Industrials Inc.	213,926	62,794
*	Construction Partners Inc. Class A	551,603	59,876
*	Itron Inc.	585,470	54,367
*	Archer Aviation Inc. Class A	7,077,060	53,219
*	Karman Holdings Inc.	718,950	52,606
*,1	Shift4 Payments Inc. Class A	823,379	51,848
*	Mercury Systems Inc.	694,214	50,685
	Toro Co.	625,283	49,222
*	Trex Co. Inc.	1,371,015	48,095
	Mueller Water Products Inc. Class A	1,998,590	47,606
	Franklin Electric Co. Inc.	485,624	46,392
*	IES Holdings Inc.	114,210	44,430
	Exponent Inc.	637,699	44,295
*	Verra Mobility Corp. Class A	1,937,704	43,424
*	StandardAero Inc.	1,496,417	42,917
	Kadant Inc.	150,557	42,912
*	Loar Holdings Inc.	538,540	36,621
	Leonardo DRS Inc.	1,020,173	34,778
*	CBIZ Inc.	660,636	33,329
*	Vicor Corp.	294,620	32,290
	Granite Construction Inc.	278,982	32,181
	Landstar System Inc.	219,520	31,545
*	Upwork Inc.	1,586,629	31,447
*	Remitly Global Inc.	2,137,773	29,501
*	Planet Labs PBC	1,466,278	28,915
*	Everus Construction Group Inc.	326,002	27,893
*	Centuri Holdings Inc.	1,094,097	27,626
*	RXO Inc.	2,097,805	26,516
	Enerpac Tool Group Corp. Class A	677,265	25,899
*	Knife River Corp.	362,166	25,478
*,1	Symbotic Inc. Class A	422,167	25,119
*	Marqeta Inc. Class A	4,945,413	23,491
*	Payoneer Global Inc.	3,874,444	21,774
*	Legalzoom.com Inc.	2,152,741	21,377
	WillScot Holdings Corp.	1,104,534	20,798
*	Flywire Corp.	1,460,341	20,678
*	Paymentus Holdings Inc. Class A	639,434	20,200
*	Euronet Worldwide Inc.	255,257	19,428
*	Huron Consulting Group Inc.	110,199	19,054
*,1	Legence Corp. Class A	442,376	19,040
*,1	PureCycle Technologies Inc.	2,073,077	17,808
*,1	Enovix Corp.	2,344,920	17,141
	Tennant Co.	231,704	17,077
	Lindsay Corp.	135,396	15,959
*	Beta Technologies Inc. Class A	412,751	11,644
*,1	Alliance Laundry Holdings Inc.	512,915	10,438
	Gorman-Rupp Co.	142,961	6,826
*,1	Firefly Aerospace Inc.	275,429	6,161
*	Gibraltar Industries Inc.	94,401	4,667
*,1	Voyager Technologies Inc. Class A	162,009	4,235
*,1	Pattern Group Inc. Class A	146,313	1,688
			8,541,973
Real Estate (4.3%)
	Sun Communities Inc.	1,582,587	196,098
	UDR Inc.	4,230,083	155,159
*	Zillow Group Inc. Class C	2,137,130	145,795
	Equity LifeStyle Properties Inc.	2,353,759	142,661
	CareTrust REIT Inc.	2,854,330	103,213
	Host Hotels & Resorts Inc.	4,394,358	77,912
	Healthcare Realty Trust Inc. Class A	4,506,078	76,378
	Essential Properties Realty Trust Inc.	2,532,528	75,115
	Ryman Hospitality Properties Inc.	764,982	72,383

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Lamar Advertising Co. Class A	555,103	70,265
	Kite Realty Group Trust	2,776,068	66,542
*	Opendoor Technologies Inc.	10,361,973	60,410
	Rexford Industrial Realty Inc.	1,492,446	57,788
	American Healthcare REIT Inc.	1,182,668	55,656
	Alexandria Real Estate Equities Inc.	1,104,764	54,067
	Independence Realty Trust Inc.	3,067,851	53,626
*	Zillow Group Inc. Class A	607,149	41,426
	Phillips Edison & Co. Inc.	804,050	28,600
	St. Joe Co.	479,791	28,485
	Curbline Properties Corp.	1,212,366	28,139
	National Storage Affiliates Trust	885,325	24,975
	PotlatchDeltic Corp.	469,298	18,669
	Pebblebrook Hotel Trust	1,452,088	16,438
	Lineage Inc.	437,639	15,317
	InvenTrust Properties Corp.	496,150	13,996
	Kennedy-Wilson Holdings Inc.	1,322,030	12,784
	Global Net Lease Inc.	1,401,039	12,049
	Alexander's Inc.	3,256	710
*,1	Fermi Inc.	36,257	290
			1,704,946
Technology (21.9%)
*	Coherent Corp.	2,010,785	371,131
*	Astera Labs Inc.	1,728,899	287,620
*	Credo Technology Group Holding Ltd.	1,992,130	286,648
*	Pure Storage Inc. Class A	3,994,862	267,696
*	PTC Inc.	1,535,642	267,524
*	Twilio Inc. Class A	1,842,923	262,137
*	Toast Inc. Class A	6,263,264	222,408
*	Guidewire Software Inc.	1,087,633	218,625
*	Sandisk Corp.	890,700	211,434
*	Fabrinet	458,422	208,710
*	Unity Software Inc.	4,381,058	193,511
*	Okta Inc.	2,156,523	186,474
*,1	IonQ Inc.	4,080,048	183,072
*	Nutanix Inc. Class A	3,440,238	177,826
*	Docusign Inc.	2,574,738	176,112
*	Dynatrace Inc.	3,860,168	167,300
	Entegris Inc.	1,941,017	163,531
*	MACOM Technology Solutions Holdings Inc.	863,203	147,849
*	Samsara Inc. Class A	4,019,322	142,485
*	Dayforce Inc.	2,048,597	141,681
*	Manhattan Associates Inc.	771,627	133,731
*	Lattice Semiconductor Corp.	1,751,153	128,850
*	Rambus Inc.	1,378,188	126,642
*	Procore Technologies Inc.	1,591,511	115,766
*	Maplebear Inc.	2,521,191	113,403
*,1	D-Wave Quantum Inc.	4,211,041	110,119
*	Confluent Inc. Class A	3,443,400	104,128
	Paycom Software Inc.	648,542	103,352
	Advanced Energy Industries Inc.	483,421	101,214
*	Onto Innovation Inc.	635,785	100,365
*	SiTime Corp.	283,672	100,190
	Match Group Inc.	3,023,632	97,633
	Teradyne Inc.	500,592	96,895
*	Semtech Corp.	1,183,183	87,189
*	Elastic NV	1,144,927	86,373
*	UiPath Inc. Class A	5,230,289	85,724
*	JFrog Ltd.	1,285,535	80,294
*	ServiceTitan Inc. Class A	713,303	75,967
	Pegasystems Inc.	1,193,386	71,269
	Bentley Systems Inc. Class B	1,866,258	71,226
*	Commvault Systems Inc.	563,659	70,660
	Universal Display Corp.	577,336	67,421
*	Appfolio Inc. Class A	280,184	65,185
*	Gitlab Inc. Class A	1,701,444	63,855
*	SentinelOne Inc. Class A	4,164,740	62,471
*	Dropbox Inc. Class A	2,218,889	61,685
*	Qualys Inc.	459,741	61,100

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*,1	Life360 Inc.	952,307	61,081
*	Impinj Inc.	346,393	60,276
*	Klaviyo Inc. Class A	1,762,230	57,220
*	FormFactor Inc.	990,888	55,272
*	Q2 Holdings Inc.	761,971	54,984
*	Workiva Inc. Class A	636,633	54,910
*	Silicon Laboratories Inc.	420,082	54,905
*,1	Core Scientific Inc.	3,765,596	54,827
*	Novanta Inc.	458,926	54,608
*	Box Inc. Class A	1,759,342	52,622
*	Zeta Global Holdings Corp. Class A	2,556,862	52,032
	Dolby Laboratories Inc. Class A	777,639	49,940
*	Varonis Systems Inc.	1,431,715	46,960
*	SPS Commerce Inc.	484,190	43,156
*	DigitalOcean Holdings Inc.	877,140	42,208
*	Allegro MicroSystems Inc.	1,538,111	40,575
*,1	Applied Digital Corp.	1,609,082	39,455
	Clear Secure Inc. Class A	1,120,912	39,322
*	Kyndryl Holdings Inc.	1,460,824	38,799
*	BlackLine Inc.	684,349	37,838
*	Cargurus Inc. Class A	986,403	37,829
*	Braze Inc. Class A	1,076,562	36,915
*	Freshworks Inc. Class A	2,999,378	36,742
*	Ambarella Inc.	518,403	36,724
*	Tenable Holdings Inc.	1,525,554	35,896
*	Cipher Mining Inc.	2,399,311	35,414
*	nCino Inc.	1,332,401	34,163
*	Intapp Inc.	733,080	33,590
*	Xometry Inc. Class A	540,785	32,160
*	Alarm.com Holdings Inc.	605,731	30,904
*	Diodes Inc.	592,943	29,256
*	AvePoint Inc.	1,930,888	26,820
*,1	Terawulf Inc.	2,274,924	26,139
*,1	SoundHound AI Inc. Class A	2,477,066	24,696
*	LiveRamp Holdings Inc.	772,948	22,701
*	Yelp Inc. Class A	746,758	22,694
*	Veeco Instruments Inc.	769,052	21,979
*	DoubleVerify Holdings Inc.	1,868,499	21,376
*	Rogers Corp.	229,897	21,052
*	C3.ai Inc. Class A	1,545,620	20,835
*	Alkami Technology Inc.	872,470	20,128
*	Onestream Inc. Class A	1,038,491	19,087
*	Five9 Inc.	949,816	19,044
*	Appian Corp. Class A	518,963	18,382
*	Vertex Inc. Class A	890,131	17,776
*	Fastly Inc. Class A	1,718,777	17,497
*	Asana Inc. Class A	1,101,578	15,103
*	Magnite Inc.	918,003	14,899
*	PagerDuty Inc.	1,114,516	14,611
*	Schrodinger Inc.	783,260	14,005
*	Amplitude Inc. Class A	1,192,016	13,804
*	Jamf Holding Corp.	1,021,768	13,293
	Power Integrations Inc.	353,601	12,567
*	Sprinklr Inc. Class A	1,547,544	12,040
*	Yext Inc.	1,260,333	10,158
*	SEMrush Holdings Inc. Class A	819,176	9,740
*,1	NIQ Global Intelligence plc	565,722	9,329
*	MaxLinear Inc. Class A	530,503	9,247
*,1	Figure Technology Solutions Inc. Class A	222,117	9,071
*,1	SailPoint Inc.	355,827	7,198
*,1	Rumble Inc.	1,101,279	6,960
*	NerdWallet Inc. Class A	498,251	6,751
*	Sprout Social Inc. Class A	322,849	3,638
*	MediaAlpha Inc. Class A	199,930	2,589
*	Ibotta Inc. Class A	97,400	2,214
*,1	Via Transportation Inc. Class A	72,550	2,105
*,1	Stubhub Holdings Inc. Class A	22,929	310
			8,606,902

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
Telecommunications (3.8%)
*	Ciena Corp.	1,804,657	422,055
*	Lumentum Holdings Inc.	907,135	334,361
*,1	AST SpaceMobile Inc. Class A	2,862,857	207,929
*	Roku Inc.	1,674,229	181,637
	InterDigital Inc.	329,685	104,965
*	EchoStar Corp. Class A	850,475	92,446
*	Calix Inc.	762,482	40,358
*	Globalstar Inc.	648,536	39,587
	Iridium Communications Inc.	1,138,027	19,779
*	GCI Liberty Inc. Class C	434,644	16,173
	Cogent Communications Holdings Inc.	629,221	13,566
*	Extreme Networks Inc.	811,882	13,518
	Uniti Group Inc.	1,527,909	10,711
*	Gogo Inc.	513,234	2,392
*	GCI Liberty Inc. Class A	40,376	1,489
			1,500,966
Utilities (1.8%)
*	Talen Energy Corp.	584,625	219,141
*	Clean Harbors Inc.	615,534	144,330
*,1	Oklo Inc. Class A	1,494,398	107,238
	Ormat Technologies Inc.	738,105	81,538
*	Casella Waste Systems Inc. Class A	799,031	78,257
	California Water Service Group	761,732	33,006
*,1	NuScale Power Corp. Class A	2,169,550	30,743
			694,253
Total Common Stocks (Cost $27,235,969)			39,246,973
Rights (0.0%)
*,2	Metsera Inc. CVR	160	1
*,2	OmniAb Inc. 12.5 Earnout	45,320	—
*,2	OmniAb Inc. 15 Earnout	45,320	—
*,2	Blueprint Medicines Corp. CVR	332	—
Total Rights (Cost $1)			1
Warrants (0.0%)
*,1	Opendoor Technologies Inc. Exp. 11/20/2026 (Cost $—)	53,439	48
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[3,4]	Vanguard Market Liquidity Fund, 3.780% (Cost $645,027)	6,451,971	645,197
Total Investments (101.5%) (Cost $27,880,997)			39,892,219
Other Assets and Liabilities—Net (-1.5%)			(581,500)
Net Assets (100%)			39,310,719
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $512,050.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $550,876 was received for securities on loan, of which $550,863 is held in Vanguard Market Liquidity Fund and $13 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Small-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2026	17	8,655	114
E-mini Russell 2000 Index	March 2026	216	26,979	(259)
E-mini S&P Mid-Cap 400 Index	March 2026	10	3,325	(49)
				(194)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MARA Holdings Inc.	2/2/2026	GSI	5,350	(3.640)	—	(868)
Somnigroup International Inc.	8/31/2026	BANA	34,773	(3.640)	—	(943)
					—	(1,811)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $27,235,970)	39,247,022
Affiliated Issuers (Cost $645,027)	645,197
Total Investments in Securities	39,892,219
Investment in Vanguard	943
Cash	13
Cash Collateral Pledged—Futures Contracts	4,060
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,170
Receivables for Investment Securities Sold	29,701
Receivables for Accrued Income	15,675
Receivables for Capital Shares Issued	5,757
Total Assets	39,949,538
Liabilities
Due to Custodian	3,979
Payables for Investment Securities Purchased	42,139
Collateral for Securities on Loan	550,876
Payables for Capital Shares Redeemed	38,350
Payables to Vanguard	1,214
Variation Margin Payable—Futures Contracts	450
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,811
Total Liabilities	638,819
Net Assets	39,310,719
1 Includes $512,050 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	37,465,879
Total Distributable Earnings (Loss)	1,844,840
Net Assets	39,310,719

Investor Shares—Net Assets
Applicable to 778,626 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	66,079
Net Asset Value Per Share—Investor Shares	$84.87

ETF Shares—Net Assets
Applicable to 68,394,030 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,641,669
Net Asset Value Per Share—ETF Shares	$301.81

Admiral™ Shares—Net Assets
Applicable to 137,382,700 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,578,556
Net Asset Value Per Share—Admiral Shares	$106.12

Institutional Shares—Net Assets
Applicable to 47,356,684 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,024,415
Net Asset Value Per Share—Institutional Shares	$84.98
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	221,842
Interest[2]	1,893
Securities Lending—Net	14,884
Total Income	238,619
Expenses
The Vanguard Group—Note B
Investment Advisory Services	724
Management and Administrative—Investor Shares	125
Management and Administrative—ETF Shares	11,109
Management and Administrative—Admiral Shares	8,726
Management and Administrative—Institutional Shares	1,957
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	902
Marketing and Distribution—Admiral Shares	606
Marketing and Distribution—Institutional Shares	113
Custodian Fees	274
Auditing Fees	38
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	922
Shareholders’ Reports and Proxy Fees—Admiral Shares	190
Shareholders’ Reports and Proxy Fees—Institutional Shares	96
Trustees’ Fees and Expenses	21
Other Expenses	27
Total Expenses	25,835
Net Investment Income	212,784
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(212,521)
Futures Contracts	1,411
Swap Contracts	5,532
Realized Net Gain (Loss)	(205,578)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,062,384
Futures Contracts	575
Swap Contracts	258
Change in Unrealized Appreciation (Depreciation)	3,063,217
Net Increase (Decrease) in Net Assets Resulting from Operations	3,070,423
1	Dividends are net of foreign withholding taxes of $456.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,689, $27, and ($12), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,500,928 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	212,784	210,632
Realized Net Gain (Loss)	(205,578)	2,415,866
Change in Unrealized Appreciation (Depreciation)	3,063,217	2,640,172
Net Increase (Decrease) in Net Assets Resulting from Operations	3,070,423	5,266,670
Distributions
Investor Shares	(315)	(343)
ETF Shares	(112,496)	(102,271)
Admiral Shares	(81,808)	(80,003)
Institutional Shares	(22,176)	(21,643)
Total Distributions	(216,795)	(204,260)
Capital Share Transactions
Investor Shares	(14,904)	(24,038)
ETF Shares	(346,235)	1,481,043
Admiral Shares	(1,113,771)	(693,800)
Institutional Shares	(174,639)	(116,570)
Net Increase (Decrease) from Capital Share Transactions	(1,649,549)	646,635
Total Increase (Decrease)	1,204,079	5,709,045
Net Assets
Beginning of Period	38,106,640	32,397,595
End of Period	39,310,719	38,106,640
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$78.72	$67.96	$56.38	$79.21	$75.20
Investment Operations
Net Investment Income[1]	.353	.343	.326	.371	.257
Net Realized and Unrealized Gain (Loss) on Investments	6.162	10.749	11.639	(22.943)	3.938
Total from Investment Operations	6.515	11.092	11.965	(22.572)	4.195
Distributions
Dividends from Net Investment Income	(.365)	(.332)	(.385)	(.258)	(.185)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.365)	(.332)	(.385)	(.258)	(.185)
Net Asset Value, End of Period	$84.87	$78.72	$67.96	$56.38	$79.21
Total Return[2]	8.30%	16.35%	21.28%	-28.49%	5.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$66	$76	$89	$80	$149
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%[3]	0.19%
Ratio of Net Investment Income to Average Net Assets	0.45%	0.47%	0.53%	0.60%	0.32%
Portfolio Turnover Rate[4]	24%	21%	19%	24%	29%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$279.95	$241.70	$200.53	$281.61	$267.36
Investment Operations
Net Investment Income[1]	1.601	1.558	1.449	1.623	1.291
Net Realized and Unrealized Gain (Loss) on Investments	21.901	38.195	41.356	(81.603)	13.975
Total from Investment Operations	23.502	39.753	42.805	(79.980)	15.266
Distributions
Dividends from Net Investment Income	(1.642)	(1.503)	(1.635)	(1.100)	(1.016)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.642)	(1.503)	(1.635)	(1.100)	(1.016)
Net Asset Value, End of Period	$301.81	$279.95	$241.70	$200.53	$281.61
Total Return	8.43%	16.49%	21.42%	-28.40%	5.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,642	$19,514	$15,546	$12,036	$16,379
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	0.57%	0.60%	0.66%	0.74%	0.45%
Portfolio Turnover Rate[3]	24%	21%	19%	24%	29%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$98.43	$84.98	$70.51	$99.01	$94.02
Investment Operations
Net Investment Income[1]	.562	.543	.503	.568	.448
Net Realized and Unrealized Gain (Loss) on Investments	7.705	13.435	14.542	(28.682)	4.899
Total from Investment Operations	8.267	13.978	15.045	(28.114)	5.347
Distributions
Dividends from Net Investment Income	(.577)	(.528)	(.575)	(.386)	(.357)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.577)	(.528)	(.575)	(.386)	(.357)
Net Asset Value, End of Period	$106.12	$98.43	$84.98	$70.51	$99.01
Total Return[2]	8.44%	16.49%	21.41%	-28.39%	5.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,579	$14,635	$13,300	$11,482	$16,594
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	0.57%	0.60%	0.65%	0.73%	0.45%
Portfolio Turnover Rate[4]	24%	21%	19%	24%	29%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$78.83	$68.06	$56.46	$79.29	$75.29
Investment Operations
Net Investment Income[1]	.460	.443	.410	.465	.367
Net Realized and Unrealized Gain (Loss) on Investments	6.160	10.757	11.656	(22.979)	3.927
Total from Investment Operations	6.620	11.200	12.066	(22.514)	4.294
Distributions
Dividends from Net Investment Income	(.470)	(.430)	(.466)	(.316)	(.294)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.470)	(.430)	(.466)	(.316)	(.294)
Net Asset Value, End of Period	$84.98	$78.83	$68.06	$56.46	$79.29
Total Return	8.43%	16.50%	21.44%	-28.39%	5.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,024	$3,881	$3,462	$2,935	$3,805
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	0.58%	0.61%	0.66%	0.75%	0.46%
Portfolio Turnover Rate[3]	24%	21%	19%	24%	29%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Small-Cap Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $943,000, representing less than 0.01% of the fund’s net assets and 0.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	39,246,973	—	—	39,246,973
Rights	—	—	1	1
Warrants	48	—	—	48
Temporary Cash Investments	645,197	—	—	645,197
Total	39,892,218	—	1	39,892,219

Derivative Financial Instruments
Assets
Futures Contracts[1]	114	—	—	114
Liabilities
Futures Contracts[1]	(308)	—	—	(308)
Swap Contracts	—	(1,811)	—	(1,811)
Total	(308)	(1,811)	—	(2,119)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	1,507,457
Total Distributable Earnings (Loss)	(1,507,457)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,713
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	11,935,611
Capital Loss Carryforwards	(10,092,484)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,844,840
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	216,795	204,260
Long-Term Capital Gains	—	—
Total	216,795	204,260
*	Includes short-term capital gains, if any.

Small-Cap Growth Index Fund
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	27,956,608
Gross Unrealized Appreciation	14,684,424
Gross Unrealized Depreciation	(2,748,813)
Net Unrealized Appreciation (Depreciation)	11,935,611
E.  During the year ended December 31, 2025, the fund purchased $9,110,474,000 of investment securities and sold $10,276,023,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,375,760,000 and $2,834,584,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $2,325,124,000 and sales were $2,494,742,000, resulting in net realized loss of $687,541,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	8,010	102	9,683	132
Issued in Lieu of Cash Distributions	315	4	343	5
Redeemed	(23,229)	(296)	(34,064)	(485)
Net Increase (Decrease)—Investor Shares	(14,904)	(190)	(24,038)	(348)
ETF Shares
Issued	2,636,689	9,337	7,492,794	28,186
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,982,924)	(10,650)	(6,011,751)	(22,800)
Net Increase (Decrease)—ETF Shares	(346,235)	(1,313)	1,481,043	5,386
Admiral Shares
Issued	1,340,821	13,649	1,560,067	17,143
Issued in Lieu of Cash Distributions	72,182	722	70,893	765
Redeemed	(2,526,774)	(25,669)	(2,324,760)	(25,734)
Net Increase (Decrease)—Admiral Shares	(1,113,771)	(11,298)	(693,800)	(7,826)
Institutional Shares
Issued	744,327	9,537	573,340	7,816
Issued in Lieu of Cash Distributions	20,322	253	20,074	270
Redeemed	(939,288)	(11,673)	(709,984)	(9,711)
Net Increase (Decrease)—Institutional Shares	(174,639)	(1,883)	(116,570)	(1,625)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s

Small-Cap Growth Index Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Small-Cap Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (4.7%)
	Reliance Inc.	766,166	221,322
	Avery Dennison Corp.	1,132,782	206,030
	Alcoa Corp.	3,794,766	201,654
	Mueller Industries Inc.	1,626,633	186,738
	CF Industries Holdings Inc.	2,285,607	176,769
	Steel Dynamics Inc.	1,016,432	172,234
*	Solstice Advanced Materials Inc.	2,325,920	112,993
	Commercial Metals Co.	1,627,163	112,632
	Mosaic Co.	4,651,451	112,054
*	Cleveland-Cliffs Inc.	8,348,295	110,865
	Eastman Chemical Co.	1,669,892	106,589
	Albemarle Corp.	727,352	102,877
	Element Solutions Inc.	3,369,049	84,193
	LyondellBasell Industries NV Class A	1,887,366	81,723
	UFP Industries Inc.	853,694	77,729
	Timken Co.	918,726	77,292
	Celanese Corp.	1,603,069	67,778
	Sensient Technologies Corp.	622,459	58,480
	Cabot Corp.	775,265	51,385
	Avient Corp.	1,342,176	41,930
	Westlake Corp.	564,166	41,714
	Ashland Inc.	670,109	39,315
	Scotts Miracle-Gro Co.	637,486	37,197
	Materion Corp.	288,576	35,876
	Olin Corp.	1,670,665	34,800
*	Ingevity Corp.	527,008	31,188
	Quaker Chemical Corp.	203,308	27,916
	Minerals Technologies Inc.	456,272	27,810
	Innospec Inc.	363,160	27,796
	Kaiser Aluminum Corp.	225,600	25,912
	Chemours Co.	2,197,349	25,907
	FMC Corp.	1,828,749	25,365
	Huntsman Corp.	2,420,411	24,204
	Worthington Steel Inc.	558,829	19,347
*	Ecovyst Inc.	1,671,722	16,266
	Stepan Co.	315,115	14,924
			2,818,804
Consumer Discretionary (14.0%)
	Tapestry Inc.	2,998,788	383,155
	Omnicom Group Inc.	4,659,409	376,247
	Williams-Sonoma Inc.	1,747,641	312,111
*	Aptiv plc	3,166,398	240,931
	Best Buy Co. Inc.	2,925,243	195,787
	Toll Brothers Inc.	1,412,484	190,996
	Dick's Sporting Goods Inc.	919,340	182,002
*	BJ's Wholesale Club Holdings Inc.	1,917,374	172,621
	Hasbro Inc.	2,056,476	168,631
	New York Times Co. Class A	2,248,991	156,125
	Service Corp. International	1,952,330	152,223
*	American Airlines Group Inc.	9,672,729	148,283
	Aramark	3,852,906	142,018
	BorgWarner Inc.	3,134,863	141,257
*,1	GameStop Corp. Class A	5,907,416	118,621
	Lithia Motors Inc. Class A	355,416	118,115
	LKQ Corp.	3,747,162	113,164
*	Lyft Inc. Class A	5,559,231	107,682
*	AutoNation Inc.	507,817	104,854
	VF Corp.	5,725,920	103,525
*	MGM Resorts International	2,805,776	102,383

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Murphy USA Inc.	247,104	99,711
	Ralph Lauren Corp.	269,780	95,397
	Gap Inc.	3,543,033	90,702
*	Mattel Inc.	4,554,525	90,362
	Lear Corp.	760,156	87,114
*	Abercrombie & Fitch Co. Class A	689,781	86,823
	Nexstar Media Group Inc. Class A	422,158	85,719
*	Alaska Air Group Inc.	1,699,680	85,494
	Macy's Inc.	3,738,094	82,425
	H&R Block Inc.	1,852,691	80,740
*	Taylor Morrison Home Corp. Class A	1,360,613	80,099
	Thor Industries Inc.	732,770	75,233
	Group 1 Automotive Inc.	185,133	72,813
	News Corp. Class A	2,736,675	71,482
*	Urban Outfitters Inc.	920,316	69,263
	Boyd Gaming Corp.	801,314	68,304
*	CarMax Inc.	1,719,691	66,449
*	Caesars Entertainment Inc.	2,838,587	66,395
	U-Haul Holding Co. (XNYS)	1,420,204	66,380
*	Asbury Automotive Group Inc.	284,964	66,263
	Meritage Homes Corp.	980,450	64,514
*	Victoria's Secret & Co.	1,174,773	63,637
	Travel + Leisure Co.	895,451	63,156
[1]	Paramount Skydance Corp. Class B	4,711,162	63,130
*	Liberty Live Holdings Inc. Class C	747,021	62,122
	Atmus Filtration Technologies Inc.	1,194,264	61,994
*	Crocs Inc.	722,763	61,811
	Bath & Body Works Inc.	2,996,958	60,179
[1]	Whirlpool Corp.	821,981	59,298
*	SkyWest Inc.	587,557	58,997
	American Eagle Outfitters Inc.	2,233,514	58,898
	Sirius XM Holdings Inc.	2,712,882	54,244
*	Valvoline Inc.	1,864,140	54,172
*	Adtalem Global Education Inc.	505,732	52,328
	Graham Holdings Co. Class B	47,306	51,970
	Rush Enterprises Inc. Class A	938,391	50,617
*	YETI Holdings Inc.	1,140,244	50,365
	Kontoor Brands Inc.	814,734	49,772
	Polaris Inc.	783,132	49,533
	Academy Sports & Outdoors Inc.	976,652	48,794
	PVH Corp.	705,230	47,265
	Signet Jewelers Ltd.	570,155	47,254
	PriceSmart Inc.	384,660	47,186
*	OPENLANE Inc.	1,556,849	46,363
	TEGNA Inc.	2,359,751	45,803
	KB Home	806,907	45,518
	Steven Madden Ltd.	1,064,758	44,337
	Wyndham Hotels & Resorts Inc.	553,762	41,842
	LCI Industries	336,866	40,875
	Dana Inc.	1,712,016	40,677
*	Capri Holdings Ltd.	1,658,783	40,474
	HNI Corp.	936,664	39,377
	Penske Automotive Group Inc.	241,473	38,223
	Visteon Corp.	399,830	38,024
*	Tri Pointe Homes Inc.	1,196,745	37,662
*,1	Sphere Entertainment Co.	395,985	37,650
	Harley-Davidson Inc.	1,729,534	35,438
	Vail Resorts Inc.	263,497	34,992
*	Goodyear Tire & Rubber Co.	3,984,029	34,900
	Advance Auto Parts Inc.	879,724	34,573
	Phinia Inc.	535,148	33,548
[1]	Cheesecake Factory Inc.	657,426	33,187
	Kohl's Corp.	1,560,321	31,846
	Levi Strauss & Co. Class A	1,510,753	31,333
*	Lionsgate Studios Corp.	3,396,271	31,008
*	Laureate Education Inc.	917,629	30,897
	Acushnet Holdings Corp.	386,771	30,872
*	National Vision Holdings Inc.	1,162,127	30,006
*,1	Avis Budget Group Inc.	232,084	29,781
*	Penn Entertainment Inc.	1,950,701	28,773

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	News Corp. Class B	898,106	26,611
	Marriott Vacations Worldwide Corp.	456,699	26,347
[1]	Dillard's Inc. Class A	42,598	25,829
*	Knowles Corp.	1,185,597	25,407
	Strategic Education Inc.	309,765	24,843
	Buckle Inc.	450,082	24,043
*	Topgolf Callaway Brands Corp.	2,021,140	23,587
*	M/I Homes Inc.	182,041	23,292
*	Liberty Live Holdings Inc. Class A	281,850	22,971
	Newell Brands Inc.	6,136,833	22,829
	La-Z-Boy Inc.	604,525	22,531
	Worthington Enterprises Inc.	436,736	22,522
	Wolverine World Wide Inc.	1,201,331	21,804
*	Central Garden & Pet Co. Class A	720,360	21,027
	Leggett & Platt Inc.	1,883,594	20,720
*	Sally Beauty Holdings Inc.	1,429,233	20,381
	Columbia Sportswear Co.	355,579	19,589
*	JetBlue Airways Corp.	4,265,026	19,406
	Red Rock Resorts Inc. Class A	307,666	19,060
	Wendy's Co.	2,233,233	18,603
	MillerKnoll Inc.	1,004,380	18,360
	Choice Hotels International Inc.	186,592	17,775
	Cinemark Holdings Inc.	758,813	17,635
	Papa John's International Inc.	456,652	17,577
	John Wiley & Sons Inc. Class A	553,739	16,961
	Carter's Inc.	507,677	16,464
	PROG Holdings Inc.	550,820	16,244
*	Coty Inc. Class A	5,129,346	15,798
	G-III Apparel Group Ltd.	526,140	15,237
*,1	Under Armour Inc. Class A	2,772,810	13,781
	Upbound Group Inc.	764,835	13,430
	Sonic Automotive Inc. Class A	211,164	13,063
*	Driven Brands Holdings Inc.	844,229	12,511
*	LGI Homes Inc.	287,768	12,362
	Interface Inc. Class A	406,042	11,337
	Matthews International Corp. Class A	428,331	11,188
	Sinclair Inc.	571,253	8,740
	Camping World Holdings Inc. Class A	876,470	8,528
*	Under Armour Inc. Class C	1,651,702	7,928
*	United Parks & Resorts Inc.	199,663	7,248
*,1	McGraw Hill Inc.	419,097	6,915
*	U-Haul Holding Co.	131,208	6,614
*	BJ's Restaurants Inc.	146,977	5,791
*	Savers Value Village Inc.	573,623	5,358
*	Fox Factory Holding Corp.	305,987	5,235
*	Cars.com Inc.	415,409	5,068
	Rush Enterprises Inc. Class B	75,458	4,245
*	Arhaus Inc. Class A	377,339	4,230
[1]	Cracker Barrel Old Country Store Inc.	162,702	4,133
*	Mister Car Wash Inc.	719,715	4,002
*	Dream Finders Homes Inc. Class A	217,991	3,728
*	Central Garden & Pet Co.	111,490	3,584
	Cricut Inc. Class A	665,762	3,296
*	Petco Health & Wellness Co. Inc. Class A	1,064,919	2,992
*	KinderCare Learning Cos. Inc.	108,342	468
			8,376,342
Consumer Staples (3.6%)
*	US Foods Holding Corp.	3,266,801	246,055
	Bunge Global SA	2,266,761	201,923
*	Performance Food Group Co.	2,182,922	196,288
	Clorox Co.	1,787,581	180,242
	J M Smucker Co.	1,485,464	145,293
	Conagra Brands Inc.	7,002,664	121,216
	Molson Coors Beverage Co. Class B	2,444,100	114,091
[1]	Brown-Forman Corp. Class B	4,224,004	110,078
	Hormel Foods Corp.	4,433,609	105,077
	Ingredion Inc.	931,066	102,659
	Albertsons Cos. Inc. Class A	5,635,022	96,753
	Lamb Weston Holdings Inc.	2,042,109	85,544

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Campbell's Co.	2,832,788	78,950
*	Post Holdings Inc.	324,890	32,180
	Flowers Foods Inc.	2,942,653	32,016
*	United Natural Foods Inc.	848,218	28,560
	Pilgrim's Pride Corp.	696,161	27,143
*	Simply Good Foods Co.	1,317,368	26,453
	Andersons Inc.	471,088	25,048
	Fresh Del Monte Produce Inc.	560,220	19,961
	Energizer Holdings Inc.	1,003,035	19,950
	Spectrum Brands Holdings Inc.	325,521	19,232
*	Herbalife Ltd.	1,438,704	18,545
	Universal Corp.	347,073	18,308
	Reynolds Consumer Products Inc.	769,778	17,643
	Brown-Forman Corp. Class A	622,501	16,378
	Seaboard Corp.	3,508	15,592
*	TreeHouse Foods Inc.	629,465	14,849
*	Grocery Outlet Holding Corp.	1,367,316	13,810
	Weis Markets Inc.	199,250	12,770
	Edgewell Personal Care Co.	681,636	11,622
*	Boston Beer Co. Inc. Class A	56,719	11,068
	Utz Brands Inc.	1,027,298	10,663
*	Olaplex Holdings Inc.	1,467,315	1,966
			2,177,926
Energy (3.8%)
	Expand Energy Corp.	1,657,751	182,949
	DT Midstream Inc.	1,489,804	178,300
	Ovintiv Inc.	3,711,402	145,450
	APA Corp.	5,197,321	127,126
	Range Resources Corp.	3,471,919	122,420
	HF Sinclair Corp.	2,291,086	105,573
	Antero Midstream Corp.	4,884,894	86,902
	NOV Inc.	5,345,331	83,548
	Weatherford International plc	1,051,115	82,260
	Chord Energy Corp.	832,471	77,170
	Permian Resources Corp.	5,458,262	76,579
*	Antero Resources Corp.	2,147,287	73,996
	Matador Resources Co.	1,639,102	69,564
*	CNX Resources Corp.	1,876,809	69,010
	Warrior Met Coal Inc.	770,299	67,917
	Archrock Inc.	2,441,346	63,524
	Murphy Oil Corp.	1,987,180	62,099
*	Enphase Energy Inc.	1,821,946	58,393
	Peabody Energy Corp.	1,781,875	52,922
	California Resources Corp.	1,112,134	49,724
	Liberty Energy Inc. Class A	2,254,967	41,627
*	DNOW Inc.	2,585,490	34,258
	Civitas Resources Inc.	1,250,396	33,873
	PBF Energy Inc. Class A	1,188,395	32,229
	Patterson-UTI Energy Inc.	5,274,259	32,226
	SM Energy Co.	1,679,203	31,401
	Crescent Energy Co. Class A	3,609,886	30,287
*	Alpha Metallurgical Resources Inc.	150,736	30,129
	Magnolia Oil & Gas Corp. Class A	1,274,790	27,905
	Delek US Holdings Inc.	835,992	24,796
*	Array Technologies Inc.	2,238,777	20,642
*	Expro Group Holdings NV	1,498,069	19,999
	Helmerich & Payne Inc.	649,416	18,625
	World Kinect Corp.	773,744	18,129
	Northern Oil & Gas Inc.	679,965	14,599
*	CVR Energy Inc.	441,483	11,231
[1]	Vitesse Energy Inc.	425,629	8,198
	RPC Inc.	1,453,203	7,905
*	Ameresco Inc. Class A	229,807	6,731
[1]	Venture Global Inc. Class A	877,163	5,982
[1]	HighPeak Energy Inc.	184,044	872
			2,287,070
Financials (19.7%)
	First Citizens BancShares Inc. Class A	125,625	269,614
	Carlyle Group Inc.	3,961,091	234,140

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	East West Bancorp Inc.	2,016,129	226,593
	Annaly Capital Management Inc.	10,009,306	223,808
	Everest Group Ltd.	615,166	208,757
	Fidelity National Financial Inc.	3,774,318	206,040
	Equitable Holdings Inc.	4,198,802	200,073
	Reinsurance Group of America Inc.	962,970	195,926
	RenaissanceRe Holdings Ltd.	675,656	189,967
	Ally Financial Inc.	4,062,815	184,005
	Unum Group	2,329,497	180,536
	Stifel Financial Corp.	1,417,501	177,499
	Assurant Inc.	733,843	176,746
	First Horizon Corp.	7,215,886	172,460
	Invesco Ltd.	6,522,099	171,336
[1]	AGNC Investment Corp.	15,721,173	168,531
	Globe Life Inc.	1,166,456	163,141
	Comerica Inc.	1,872,663	162,791
	Old Republic International Corp.	3,263,172	148,931
	Webster Financial Corp.	2,363,617	148,766
	American Financial Group Inc.	1,038,824	141,986
	SouthState Bank Corp.	1,473,043	138,628
	Wintrust Financial Corp.	981,385	137,217
	SEI Investments Co.	1,614,553	132,426
	Jefferies Financial Group Inc.	2,116,111	131,135
	Western Alliance Bancorp	1,532,181	128,810
	Zions Bancorp NA	2,163,765	126,667
	Lincoln National Corp.	2,783,287	123,940
	TPG Inc. Class A	1,932,151	123,348
	Columbia Banking System Inc.	4,378,866	122,389
	Popular Inc.	976,985	121,654
	Primerica Inc.	467,684	120,831
	OneMain Holdings Inc.	1,745,056	117,879
	UMB Financial Corp.	1,001,754	115,242
	Cadence Bank	2,689,416	115,215
	Old National Bancorp	5,154,278	114,992
	Axis Capital Holdings Ltd.	1,072,365	114,840
	Affiliated Managers Group Inc.	391,522	112,868
	Cullen/Frost Bankers Inc.	890,173	112,723
	Franklin Resources Inc.	4,580,875	109,437
	Jackson Financial Inc. Class A	996,028	106,226
	Voya Financial Inc.	1,394,515	103,877
	Commerce Bancshares Inc.	1,935,558	101,307
	Synovus Financial Corp.	1,930,560	96,625
	MGIC Investment Corp.	3,278,181	95,788
	Starwood Property Trust Inc.	5,155,739	92,855
	Evercore Inc. Class A	269,226	91,604
	Prosperity Bancshares Inc.	1,322,528	91,400
	FNB Corp.	5,249,462	89,766
	Rithm Capital Corp.	8,121,519	88,525
	FirstCash Holdings Inc.	549,647	87,603
	Essent Group Ltd.	1,345,484	87,470
	First American Financial Corp.	1,418,611	87,159
	Janus Henderson Group plc	1,810,997	86,149
	RLI Corp.	1,345,670	86,096
	Hanover Insurance Group Inc.	469,202	85,756
	Glacier Bancorp Inc.	1,904,355	83,887
	Piper Sandler Cos.	246,241	83,651
	Valley National Bancorp	6,946,385	81,134
	Lazard Inc.	1,652,286	80,235
	United Bankshares Inc.	2,057,671	79,015
	Hancock Whitney Corp.	1,225,265	78,025
	SLM Corp.	2,826,598	76,488
	Home BancShares Inc.	2,736,025	76,007
	Selective Insurance Group Inc.	885,229	74,067
	Atlantic Union Bankshares Corp.	2,088,613	73,728
	White Mountains Insurance Group Ltd.	34,624	71,950
	Bank OZK	1,557,617	71,682
	Radian Group Inc.	1,985,206	71,448
	Ameris Bancorp	950,755	70,613
*	Axos Financial Inc.	788,340	67,923
	Associated Banc-Corp	2,431,655	62,639

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Corebridge Financial Inc.	2,033,093	61,338
	Flagstar Bank NA	4,869,077	61,302
*	Texas Capital Bancshares Inc.	668,735	60,547
	Eastern Bankshares Inc.	3,144,465	57,952
	Assured Guaranty Ltd.	641,841	57,682
	CNO Financial Group Inc.	1,327,280	56,370
	Federated Hermes Inc. Class B	1,078,962	56,182
	United Community Banks Inc.	1,781,139	55,607
	PennyMac Financial Services Inc.	418,797	55,214
	International Bancshares Corp.	819,566	54,452
*	Brighthouse Financial Inc.	837,761	54,279
	First Financial Bankshares Inc.	1,783,597	53,276
	Independent Bank Corp.	726,402	53,085
*	Genworth Financial Inc. Class A	5,852,248	52,846
	Fulton Financial Corp.	2,646,828	51,163
	BankUnited Inc.	1,101,122	49,077
	Renasant Corp.	1,392,351	49,039
	First Bancorp	2,314,238	47,974
	Bread Financial Holdings Inc.	635,627	47,055
	BGC Group Inc. Class A	5,264,677	47,014
	WesBanco Inc.	1,407,431	46,783
	First Hawaiian Inc.	1,812,971	45,868
	Cathay General Bancorp	946,981	45,824
	First Interstate BancSystem Inc. Class A	1,281,939	44,355
	Community Financial System Inc.	771,618	44,322
	WSFS Financial Corp.	800,967	44,245
	Simmons First National Corp. Class A	2,121,311	39,987
	Artisan Partners Asset Management Inc. Class A	980,934	39,963
	Bank of Hawaii Corp.	583,005	39,860
	Virtu Financial Inc. Class A	1,181,993	39,384
	BOK Financial Corp.	324,364	38,424
	Mercury General Corp.	405,691	38,159
	Towne Bank	1,098,498	36,657
	WaFd Inc.	1,123,820	35,996
	Provident Financial Services Inc.	1,818,212	35,910
	Blackstone Mortgage Trust Inc. Class A	1,854,588	35,478
	CVB Financial Corp.	1,904,556	35,425
	Kemper Corp.	858,182	34,791
	First Financial Bancorp	1,371,499	34,315
*	SiriusPoint Ltd.	1,540,210	33,715
	Beacon Financial Corp.	1,229,565	32,424
	Park National Corp.	212,006	32,263
	Banner Corp.	499,401	31,292
	Trustmark Corp.	789,980	30,770
*	LendingClub Corp.	1,605,157	30,402
	NBT Bancorp Inc.	728,172	30,234
	First Merchants Corp.	804,867	30,166
[1]	ARMOUR Residential REIT Inc.	1,638,118	28,978
	Walker & Dunlop Inc.	474,305	28,529
	BancFirst Corp.	268,632	28,480
	Horace Mann Educators Corp.	595,612	27,505
	ServisFirst Bancshares Inc.	380,203	27,295
	OFG Bancorp	644,094	26,395
	Northwest Bancshares Inc.	2,141,027	25,692
	Victory Capital Holdings Inc. Class A	404,408	25,514
	Nelnet Inc. Class A	185,303	24,638
	First Commonwealth Financial Corp.	1,444,616	24,356
	City Holding Co.	200,393	23,887
[1]	WisdomTree Inc.	1,855,994	22,625
	S&T Bancorp Inc.	559,561	22,019
	Hilltop Holdings Inc.	628,489	21,331
[1]	Arbor Realty Trust Inc.	2,726,203	21,155
	National Bank Holdings Corp. Class A	554,328	21,070
	Apollo Commercial Real Estate Finance Inc.	2,036,701	19,715
	Hope Bancorp Inc.	1,785,075	19,564
	Ladder Capital Corp.	1,677,573	18,437
*	ProAssurance Corp.	752,650	18,184
	Westamerica Bancorp	365,008	17,458
	F&G Annuities & Life Inc.	552,918	17,058
	Safety Insurance Group Inc.	218,041	16,988

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Encore Capital Group Inc.	310,634	16,883
	Enact Holdings Inc.	422,778	16,759
	PennyMac Mortgage Investment Trust	1,275,898	16,012
	Two Harbors Investment Corp.	1,524,815	16,011
	Virtus Investment Partners Inc.	94,083	15,350
	Chimera Investment Corp.	1,158,490	14,400
	Employers Holdings Inc.	329,652	14,231
	MFA Financial Inc.	1,498,844	13,954
	Tompkins Financial Corp.	190,161	13,790
*	Miami International Holdings Inc.	290,725	12,902
	Navient Corp.	929,809	12,087
	Franklin BSP Realty Trust Inc.	1,197,445	12,010
	Capitol Federal Financial Inc.	1,736,789	11,828
	Safehold Inc.	789,637	10,810
	BrightSpire Capital Inc. Class A	1,803,803	10,101
	Cannae Holdings Inc.	614,778	9,670
	GCM Grosvenor Inc. Class A	730,557	8,270
*,1	Slide Insurance Holdings Inc.	377,503	7,354
*	World Acceptance Corp.	36,876	5,177
	Redwood Trust Inc.	926,363	5,123
*	Neptune Insurance Holdings Inc. Class A	138,486	4,038
	Pinnacle Financial Partners Inc.	35,553	3,392
*,1	Gemini Space Station Inc. Class A	214,971	2,132
			11,820,208
Health Care (8.6%)
*	United Therapeutics Corp.	630,932	307,422
*	Illumina Inc.	2,127,328	279,020
*	Tenet Healthcare Corp.	1,287,807	255,913
*	Hologic Inc.	3,266,335	243,309
*	Cooper Cos. Inc.	2,913,393	238,782
	Viatris Inc.	16,878,505	210,137
*	Solventum Corp.	2,160,380	171,188
	Universal Health Services Inc. Class B	768,895	167,634
*	Elanco Animal Health Inc.	7,280,717	164,763
	Revvity Inc.	1,659,731	160,579
	Encompass Health Corp.	1,474,345	156,487
*	Align Technology Inc.	998,907	155,979
*	Moderna Inc.	5,152,615	151,951
*	Centene Corp.	3,601,413	148,198
	Baxter International Inc.	7,533,495	143,965
*	Charles River Laboratories International Inc.	721,332	143,891
*	Jazz Pharmaceuticals plc	845,906	143,804
*	Molina Healthcare Inc.	753,228	130,715
*	Avantor Inc.	9,981,225	114,385
*	Henry Schein Inc.	1,466,334	110,826
*	Bio-Rad Laboratories Inc. Class A	273,038	82,728
*	Nuvalent Inc. Class A	789,016	79,367
	Teleflex Inc.	646,966	78,956
*	Madrigal Pharmaceuticals Inc.	133,123	77,523
*	Avidity Biosciences Inc.	1,048,750	75,646
*	BrightSpring Health Services Inc.	1,717,749	64,330
*	DaVita Inc.	517,340	58,775
*	Envista Holdings Corp.	2,409,751	52,316
*	Ligand Pharmaceuticals Inc.	273,964	51,798
*	ICU Medical Inc.	361,767	51,613
*	Prestige Consumer Healthcare Inc.	704,651	43,470
*	CG oncology Inc.	1,004,838	41,721
*	Integer Holdings Corp.	513,586	40,281
*	Supernus Pharmaceuticals Inc.	798,206	39,671
*	Cogent Biosciences Inc.	1,068,420	37,950
	Bruker Corp.	779,817	36,737
	DENTSPLY SIRONA Inc.	2,921,278	33,390
	Concentra Group Holdings Parent Inc.	1,690,424	33,268
*	Amneal Pharmaceuticals Inc.	2,533,350	31,920
*,1	Summit Therapeutics Inc.	1,636,510	28,623
*	QuidelOrtho Corp.	995,625	28,435
*	Omnicell Inc.	624,768	28,302
	Perrigo Co. plc	2,014,714	28,045
	Organon & Co.	3,805,961	27,289

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Pediatrix Medical Group Inc.	1,258,331	26,916
	National HealthCare Corp.	181,889	24,935
	Select Medical Holdings Corp.	1,542,540	22,907
*	Enovis Corp.	838,372	22,334
*	Neogen Corp.	3,184,712	22,261
*	Hinge Health Inc. Class A	472,387	21,942
*	Dyne Therapeutics Inc.	1,067,213	20,875
*	Innoviva Inc.	1,041,102	20,812
*	Azenta Inc.	605,497	20,139
*	Healthcare Services Group Inc.	1,032,685	19,745
	CONMED Corp.	454,034	18,434
*	Acadia Healthcare Co. Inc.	1,283,070	18,207
*	Surgery Partners Inc.	1,137,689	17,577
*	Pacira BioSciences Inc.	599,275	15,509
*	Immunovant Inc.	594,392	15,109
*	Integra LifeSciences Holdings Corp.	971,232	12,063
*	Fortrea Holdings Inc.	677,719	11,691
*,1	Novavax Inc.	1,189,275	7,992
*	AdaptHealth Corp. Class A	795,017	7,918
*,1	Iovance Biotherapeutics Inc.	2,615,113	7,139
*,1	HeartFlow Inc.	237,656	6,928
*	Day One Biopharmaceuticals Inc.	563,677	5,253
*	AMN Healthcare Services Inc.	281,206	4,432
*	GoodRx Holdings Inc. Class A	1,389,740	3,766
*	OPKO Health Inc.	2,248,205	2,833
*,1	Billiontoone Inc. Class A	29,391	2,405
			5,131,224
Industrials (22.2%)
	EMCOR Group Inc.	655,967	401,314
	Smurfit WestRock plc	7,644,378	295,608
	CH Robinson Worldwide Inc.	1,731,083	278,289
	Pentair plc	2,397,998	249,727
	DuPont de Nemours Inc.	6,139,723	246,817
	Textron Inc.	2,582,300	225,099
	JB Hunt Transport Services Inc.	1,116,227	216,928
	ITT Inc.	1,245,551	216,115
*	API Group Corp.	5,484,540	209,838
	Ball Corp.	3,927,402	208,034
	Allegion plc	1,260,594	200,712
	Carlisle Cos. Inc.	612,325	195,858
	Huntington Ingalls Industries Inc.	575,002	195,541
	RPM International Inc.	1,878,951	195,411
	IDEX Corp.	1,096,900	195,182
	Masco Corp.	3,043,635	193,149
	AECOM	1,931,813	184,160
*	Zebra Technologies Corp. Class A	741,630	180,083
	WESCO International Inc.	712,809	174,382
	Crown Holdings Inc.	1,690,400	174,060
	Hubbell Inc. Class B	389,407	172,939
	Stanley Black & Decker Inc.	2,269,887	168,607
	Acuity Inc.	448,595	161,512
*	Builders FirstSource Inc.	1,539,471	158,396
	MKS Inc.	984,399	157,307
	Donaldson Co. Inc.	1,697,142	150,469
	Booz Allen Hamilton Holding Corp.	1,777,565	149,955
	Applied Industrial Technologies Inc.	552,642	141,902
	Regal Rexnord Corp.	972,896	136,517
	Owens Corning	1,204,544	134,800
	Crane Co.	717,367	132,304
	Flowserve Corp.	1,862,735	129,237
	Tetra Tech Inc.	3,822,079	128,192
	TransUnion	1,422,955	122,018
	Dow Inc.	5,172,320	120,929
	nVent Electric plc	1,182,292	120,558
	Allison Transmission Holdings Inc.	1,219,687	119,407
	Genpact Ltd.	2,526,465	118,188
	Knight-Swift Transportation Holdings Inc. Class A	2,260,020	118,154
	AptarGroup Inc.	961,740	117,294
	Oshkosh Corp.	926,896	116,446

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Valmont Industries Inc.	288,649	116,129
	Jacobs Solutions Inc.	870,085	115,251
*	XPO Inc.	817,056	111,046
	Watts Water Technologies Inc. Class A	401,543	110,834
	CNH Industrial NV	11,860,147	109,351
	Zurn Elkay Water Solutions Corp.	2,329,289	108,289
	Ryder System Inc.	562,051	107,571
*	Joby Aviation Inc.	8,016,411	105,817
	Moog Inc. Class A	416,557	101,452
*	Axalta Coating Systems Ltd.	3,126,518	101,018
*	Middleby Corp.	664,360	98,770
	AGCO Corp.	929,516	96,967
	Air Lease Corp. Class A	1,473,745	94,659
	Esab Corp.	845,209	94,427
*	Fluor Corp.	2,361,967	93,605
	Primoris Services Corp.	752,130	93,369
	MSA Safety Inc.	573,691	91,871
*	Aurora Innovation Inc. Class A	23,396,807	89,844
	Sealed Air Corp.	2,156,158	89,330
	GATX Corp.	523,037	88,707
*	GXO Logistics Inc.	1,677,674	88,313
	Fortune Brands Innovations Inc.	1,760,750	88,073
*	Kirby Corp.	794,201	87,505
*	Mohawk Industries Inc.	770,144	84,177
	Ralliant Corp.	1,653,075	84,158
*	Gates Industrial Corp. plc	3,784,985	81,264
*	Mirion Technologies Inc. Class A	3,449,977	80,798
	EnerSys	540,817	79,365
	Vontier Corp.	2,126,447	79,061
*	FTI Consulting Inc.	452,438	77,290
	Arcosa Inc.	718,629	76,405
*	WEX Inc.	502,479	74,859
	Louisiana-Pacific Corp.	918,584	74,185
	Sensata Technologies Holding plc	2,134,941	71,072
	Brink's Co.	608,733	71,057
	Brunswick Corp.	953,205	70,766
*	Resideo Technologies Inc.	1,974,404	69,341
	Maximus Inc.	798,019	68,885
	Belden Inc.	575,954	67,127
	Enpro Inc.	308,680	66,098
	Graphic Packaging Holding Co.	4,326,214	65,153
	Sonoco Products Co.	1,445,960	63,102
*	Amentum Holdings Inc.	2,141,746	62,111
*	Karman Holdings Inc.	824,018	60,293
*	OSI Systems Inc.	236,346	60,282
	ADT Inc.	7,286,449	58,802
	Matson Inc.	456,915	56,452
	Toro Co.	717,099	56,450
	MSC Industrial Direct Co. Inc. Class A	613,082	51,560
	Korn Ferry	767,731	50,686
	Silgan Holdings Inc.	1,239,406	50,035
	Otter Tail Corp.	614,054	49,622
	Terex Corp.	913,334	48,754
	Brady Corp. Class A	607,336	47,597
	AZZ Inc.	440,343	47,196
	HB Fuller Co.	792,669	47,132
*	Hayward Holdings Inc.	3,018,611	46,637
*	AAR Corp.	550,721	45,594
	Griffon Corp.	609,655	44,901
	REV Group Inc.	714,996	43,479
	Western Union Co.	4,653,021	43,320
*	NCR Atleos Corp.	1,082,866	41,268
	UniFirst Corp.	212,922	41,073
	Boise Cascade Co.	542,877	39,956
	Standex International Corp.	177,551	38,578
	Robert Half Inc.	1,407,225	38,220
	ABM Industries Inc.	897,356	37,958
	McGrath RentCorp	360,572	37,835
	Granite Construction Inc.	319,737	36,882
	Landstar System Inc.	251,630	36,159

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Hub Group Inc. Class A	843,468	35,940
	Crane NXT Co.	715,373	33,673
*	O-I Glass Inc.	2,251,069	33,226
	Hillenbrand Inc.	1,033,316	32,777
*	Everus Construction Group Inc.	373,701	31,974
	Kennametal Inc.	1,115,058	31,679
	Atkore Inc.	494,715	31,291
*	GEO Group Inc.	1,937,862	31,238
	Trinity Industries Inc.	1,175,237	31,073
*	Knife River Corp.	415,196	29,209
*	ASGN Inc.	594,526	28,638
*	CoreCivic Inc.	1,455,846	27,821
	EVERTEC Inc.	937,560	27,274
	Greif Inc. Class A	388,584	26,307
	Helios Technologies Inc.	485,451	25,967
*	Hillman Solutions Corp.	2,891,089	25,037
	Werner Enterprises Inc.	833,019	24,999
	TriNet Group Inc.	422,398	24,976
	ArcBest Corp.	329,927	24,477
	WillScot Holdings Corp.	1,266,798	23,854
	Pitney Bowes Inc.	2,122,497	22,435
*	Euronet Worldwide Inc.	292,710	22,278
*	Huron Consulting Group Inc.	126,342	21,846
	Albany International Corp. Class A	420,724	21,331
	Greenbrier Cos. Inc.	433,688	20,271
	ManpowerGroup Inc.	678,902	20,184
	Insperity Inc.	497,465	19,262
	TriMas Corp.	536,227	19,009
	International Seaways Inc.	362,071	17,578
*	Proto Labs Inc.	346,661	17,538
*	Thermon Group Holdings Inc.	457,391	16,997
*	Cimpress plc	253,190	16,860
*	First Advantage Corp.	1,148,691	16,690
	Schneider National Inc. Class B	608,566	16,145
	Deluxe Corp.	659,993	14,738
	Astec Industries Inc.	334,911	14,508
*	BrightView Holdings Inc.	1,041,768	13,199
*	Janus International Group Inc.	1,930,805	12,627
	Alight Inc. Class A	6,123,491	11,941
	Apogee Enterprises Inc.	315,567	11,490
	Gorman-Rupp Co.	163,574	7,811
*	American Woodmark Corp.	101,629	5,478
	Vestis Corp.	820,300	5,471
*	Forward Air Corp.	217,287	5,432
*	Gibraltar Industries Inc.	108,106	5,345
	Greif Inc. Class B	71,296	5,325
	Quanex Building Products Corp.	335,646	5,162
*	TaskUS Inc. Class A	259,024	3,054
*,1	Pattern Group Inc. Class A	168,444	1,944
	Kronos Worldwide Inc.	168,731	746
			13,290,756
Real Estate (9.2%)
*	Jones Lang LaSalle Inc.	691,555	232,688
	WP Carey Inc.	3,211,036	206,662
	Kimco Realty Corp.	9,958,058	201,850
	Omega Healthcare Investors Inc.	4,330,319	192,006
	Regency Centers Corp.	2,680,108	185,008
	Gaming & Leisure Properties Inc.	3,939,988	176,078
	Camden Property Trust	1,559,149	171,631
	Healthpeak Properties Inc.	10,184,867	163,773
	BXP Inc.	2,322,291	156,708
	American Homes 4 Rent Class A	4,614,483	148,125
	EastGroup Properties Inc.	781,692	139,251
	Federal Realty Investment Trust	1,264,231	127,434
	Weyerhaeuser Co.	5,282,450	125,141
	Essex Property Trust Inc.	471,907	123,489
	Agree Realty Corp.	1,684,047	121,302
	CubeSmart	3,341,904	120,476
	Mid-America Apartment Communities Inc.	857,916	119,173

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Brixmor Property Group Inc.	4,485,572	117,612
	First Industrial Realty Trust Inc.	1,940,333	111,123
	NNN REIT Inc.	2,783,009	110,291
	STAG Industrial Inc.	2,736,300	100,586
	Host Hotels & Resorts Inc.	5,038,871	89,339
	Terreno Realty Corp.	1,515,089	88,951
*	Compass Inc. Class A	8,221,209	86,898
	Vornado Realty Trust	2,533,003	84,298
	Lamar Advertising Co. Class A	636,443	80,561
	Macerich Co.	3,753,378	69,287
	Sabra Health Care REIT Inc.	3,653,569	69,199
	Millrose Properties Inc.	2,259,185	67,482
	Rexford Industrial Realty Inc.	1,705,995	66,056
	Kilroy Realty Corp.	1,731,898	64,721
	American Healthcare REIT Inc.	1,355,083	63,770
	Cousins Properties Inc.	2,461,666	63,462
	Alexandria Real Estate Equities Inc.	1,266,750	61,995
	HA Sustainable Infrastructure Capital Inc.	1,854,051	58,273
	Tanger Inc.	1,686,569	56,281
	EPR Properties	1,115,708	55,674
*	Cushman & Wakefield Ltd.	3,393,751	54,945
	Americold Realty Trust Inc.	4,174,940	53,690
	Outfront Media Inc.	2,205,485	53,152
	National Health Investors Inc.	662,923	50,627
	Rayonier Inc.	2,255,299	48,827
	SL Green Realty Corp.	1,041,048	47,753
	COPT Defense Properties	1,658,482	46,106
	Broadstone Net Lease Inc.	2,633,752	45,748
	Highwoods Properties Inc.	1,610,774	41,590
	DigitalBridge Group Inc.	2,676,861	41,063
	LXP Industrial Trust	823,493	40,829
	Acadia Realty Trust	1,920,153	39,440
	Apple Hospitality REIT Inc.	3,121,441	36,989
	Urban Edge Properties	1,843,856	35,384
*	Howard Hughes Holdings Inc.	435,107	34,709
	Newmark Group Inc. Class A	1,985,887	34,435
[1]	Medical Properties Trust Inc.	6,604,146	33,021
	Phillips Edison & Co. Inc.	921,500	32,778
	Park Hotels & Resorts Inc.	2,638,661	27,600
	DiamondRock Hospitality Co.	2,984,887	26,745
	Douglas Emmett Inc.	2,328,972	25,595
	Sunstone Hotel Investors Inc.	2,783,359	24,883
	LTC Properties Inc.	697,776	23,990
	Getty Realty Corp.	846,262	23,162
	Elme Communities	1,290,610	22,457
	Alexander & Baldwin Inc.	1,066,367	22,010
	PotlatchDeltic Corp.	538,100	21,406
	Xenia Hotels & Resorts Inc.	1,389,662	19,650
	Innovative Industrial Properties Inc.	410,803	19,456
	Lineage Inc.	502,120	17,574
	Centerspace	244,515	16,314
	InvenTrust Properties Corp.	568,164	16,028
	RLJ Lodging Trust	2,104,880	15,681
	Veris Residential Inc.	1,025,828	15,264
	Piedmont Realty Trust Inc.	1,822,924	15,203
	JBG SMITH Properties	867,858	14,762
	Global Net Lease Inc.	1,607,493	13,824
	Empire State Realty Trust Inc. Class A	1,985,633	12,946
	American Assets Trust Inc.	672,854	12,737
[1]	eXp World Holdings Inc.	1,397,961	12,652
	Apartment Investment & Management Co. Class A	2,003,395	11,900
	Marcus & Millichap Inc.	341,891	9,330
*	Forestar Group Inc.	297,743	7,333
	Saul Centers Inc.	196,389	6,192
	Brandywine Realty Trust	1,208,001	3,527
	Alexander's Inc.	3,717	810
*,1	Fermi Inc.	43,118	345
			5,507,116

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
Technology (7.9%)
	Jabil Inc.	1,487,279	339,129
*	Flex Ltd.	5,418,753	327,401
*	Sandisk Corp.	1,020,061	242,142
*	F5 Inc.	851,251	217,290
*	Akamai Technologies Inc.	2,108,181	183,939
*	CACI International Inc. Class A	323,537	172,384
	Leidos Holdings Inc.	936,732	168,986
	TD SYNNEX Corp.	1,074,057	161,356
*	EPAM Systems Inc.	769,036	157,560
*	Rubrik Inc. Class A	1,977,941	151,273
	Skyworks Solutions Inc.	2,176,541	138,014
*	Snap Inc. Class A	16,103,171	129,953
*	Gartner Inc.	501,715	126,573
	Qnity Electronics Inc.	1,534,777	125,315
*	Qorvo Inc.	1,352,616	114,310
*	Sanmina Corp.	759,556	113,987
	Teradyne Inc.	573,799	111,065
	Gen Digital Inc.	4,066,578	110,570
*	Rigetti Computing Inc.	4,594,277	101,763
*	TTM Technologies Inc.	1,438,383	99,248
*	Cirrus Logic Inc.	747,942	88,631
*	Arrow Electronics Inc.	754,983	83,184
	KBR Inc.	1,860,967	74,811
	Amkor Technology Inc.	1,811,508	71,518
*	CCC Intelligent Solutions Holdings Inc.	8,937,376	71,052
	Science Applications International Corp.	674,414	67,887
*	Plexus Corp.	392,388	57,681
	Avnet Inc.	1,192,143	57,318
*	Parsons Corp.	780,277	48,221
*	Kyndryl Holdings Inc.	1,674,755	44,481
*	Blackbaud Inc.	700,898	44,381
*	Synaptics Inc.	543,121	40,202
*	Teradata Corp.	1,297,370	39,492
*	DXC Technology Co.	2,549,214	37,346
*	ZoomInfo Technologies Inc. Class A	3,653,019	37,151
*	Insight Enterprises Inc.	454,111	36,996
*	IAC Inc.	944,949	36,948
*	Axcelis Technologies Inc.	454,417	36,508
*,1	Trump Media & Technology Group Corp.	2,462,165	32,599
*	RingCentral Inc. Class A	1,124,844	32,485
	Concentrix Corp.	774,702	32,212
	CSG Systems International Inc.	396,962	30,443
*,1	SoundHound AI Inc. Class A	2,839,841	28,313
*	NetScout Systems Inc.	1,005,089	27,198
*	Progress Software Corp.	628,736	27,010
	Adeia Inc.	1,524,440	26,297
	Vishay Intertechnology Inc.	1,810,523	26,234
*	IPG Photonics Corp.	339,590	24,315
	Benchmark Electronics Inc.	496,843	21,245
*	NCR Voyix Corp.	2,029,969	20,706
*	Ziff Davis Inc.	578,347	20,329
*	Magnite Inc.	1,052,978	17,090
	Power Integrations Inc.	405,961	14,428
*	Rapid7 Inc.	912,304	13,867
*,1	Netskope Inc. Class A	699,761	12,274
*	ScanSource Inc.	305,812	11,945
*	MaxLinear Inc. Class A	608,884	10,613
*,1	Figure Technology Solutions Inc. Class A	254,367	10,388
*	Navan Inc. Class A	511,504	8,736
*,1	SailPoint Inc.	407,394	8,242
*	N-able Inc.	1,090,540	8,157
*	Angi Inc. Class A	253,810	3,282
*,1	Via Transportation Inc. Class A	83,015	2,408
*	Bumble Inc. Class A	495,264	1,768
*,1	Getty Images Holdings Inc.	914,628	1,226
*,1	Stubhub Holdings Inc. Class A	27,628	374
*,2	Pivotal Software Inc.	1,217,861	—
			4,740,250

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
Telecommunications (1.1%)
*	Frontier Communications Parent Inc.	3,668,088	139,644
*	EchoStar Corp. Class A	974,785	105,959
*	Lumen Technologies Inc.	13,526,430	105,100
*	Liberty Broadband Corp. Class C	1,737,746	84,455
*	Viasat Inc.	1,882,958	64,887
*	Viavi Solutions Inc.	3,270,480	58,280
	Telephone & Data Systems Inc.	1,345,203	55,153
	Array Digital Infrastructure Inc.	234,539	12,576
	Uniti Group Inc.	1,753,314	12,291
*	Liberty Broadband Corp. Class A	241,067	11,639
*	Optimum Communications Inc. Class A	3,760,251	6,204
	Cable One Inc.	32,930	3,716
			659,904
Utilities (5.0%)
	NRG Energy Inc.	2,808,174	447,174
	Atmos Energy Corp.	2,369,289	397,164
	Essential Utilities Inc.	4,146,700	159,067
	Pinnacle West Capital Corp.	1,754,217	155,599
	NiSource Inc.	3,496,683	146,021
	AES Corp.	9,319,843	133,647
	OGE Energy Corp.	3,071,010	131,132
	Evergy Inc.	1,683,620	122,046
	UGI Corp.	3,143,545	117,663
	National Fuel Gas Co.	1,324,377	106,030
	IDACORP Inc.	791,937	100,227
	TXNM Energy Inc.	1,595,851	93,964
	Portland General Electric Co.	1,648,536	79,113
	Black Hills Corp.	1,105,961	76,776
	Southwest Gas Holdings Inc.	949,490	75,978
	New Jersey Resources Corp.	1,476,213	68,083
	Spire Inc.	821,785	67,962
	ONE Gas Inc.	879,072	67,908
	MDU Resources Group Inc.	3,143,023	61,352
*	Sunrun Inc.	3,230,215	59,436
	Northwestern Energy Group Inc.	899,741	58,069
	Avista Corp.	1,192,357	45,953
	MGE Energy Inc.	535,448	41,990
	Clearway Energy Inc. Class C	1,242,961	41,341
	American States Water Co.	567,123	41,105
*	Hawaiian Electric Industries Inc.	2,527,043	31,083
	Northwest Natural Holding Co.	590,122	27,582
	Clearway Energy Inc. Class A	508,958	15,991
	Excelerate Energy Inc. Class A	351,379	9,856
			2,979,312
Total Common Stocks (Cost $44,210,753)			59,788,912
Rights (0.0%)
*,2	OmniAb Inc. 12.5 Earnout	53,581	—
*,2	OmniAb Inc. 15 Earnout	53,581	—
Total Rights (Cost $—)			—
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund, 3.780% (Cost $352,040)	3,523,332	352,333
Total Investments (100.4%) (Cost $44,562,793)			60,141,245
Other Assets and Liabilities—Net (-0.4%)			(261,831)
Net Assets (100%)			59,879,414
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $281,960.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $300,147 was received for securities on loan.
REIT—Real Estate Investment Trust.

Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	5	625	(9)
E-mini S&P Mid-Cap 400 Index	March 2026	143	47,550	(488)
				(497)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AES Corp.	8/31/2026	BANA	15,547	(3.640)	295	—
Albemarle Corp.	8/31/2026	BANA	20,251	(3.640)	—	(1,106)
Blackstone Mortgage Trust Inc. Class A	2/2/2026	GSI	9,903	(3.640)	—	(510)
CarMax Inc.	8/31/2026	BANA	16,886	(3.640)	—	(274)
					295	(1,890)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $44,210,753)	59,788,912
Affiliated Issuers (Cost $352,040)	352,333
Total Investments in Securities	60,141,245
Investment in Vanguard	1,415
Cash	1,057
Cash Collateral Pledged—Futures Contracts	2,190
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,108
Receivables for Investment Securities Sold	48,216
Receivables for Accrued Income	87,388
Receivables for Capital Shares Issued	10,213
Unrealized Appreciation—Over-the-Counter Swap Contracts	295
Total Assets	60,293,127
Liabilities
Payables for Investment Securities Purchased	62,511
Collateral for Securities on Loan	300,147
Payables for Capital Shares Redeemed	46,958
Payables to Vanguard	1,845
Variation Margin Payable—Futures Contracts	362
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,890
Total Liabilities	413,713
Net Assets	59,879,414
1 Includes $281,960 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	51,992,031
Total Distributable Earnings (Loss)	7,887,383
Net Assets	59,879,414

Investor Shares—Net Assets
Applicable to 1,684,455 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	85,577
Net Asset Value Per Share—Investor Shares	$50.80

ETF Shares—Net Assets
Applicable to 152,079,413 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,215,275
Net Asset Value Per Share—ETF Shares	$211.83

Admiral™ Shares—Net Assets
Applicable to 232,472,614 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,160,206
Net Asset Value Per Share—Admiral Shares	$91.02

Institutional Shares—Net Assets
Applicable to 126,154,897 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,418,356
Net Asset Value Per Share—Institutional Shares	$50.88
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends	1,143,223
Interest[1]	2,972
Securities Lending—Net	14,435
Total Income	1,160,630
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,109
Management and Administrative—Investor Shares	160
Management and Administrative—ETF Shares	17,799
Management and Administrative—Admiral Shares	12,506
Management and Administrative—Institutional Shares	3,155
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—ETF Shares	1,200
Marketing and Distribution—Admiral Shares	925
Marketing and Distribution—Institutional Shares	176
Custodian Fees	487
Auditing Fees	39
Shareholders’ Reports and Proxy Fees—Investor Shares	3
Shareholders’ Reports and Proxy Fees—ETF Shares	1,267
Shareholders’ Reports and Proxy Fees—Admiral Shares	297
Shareholders’ Reports and Proxy Fees—Institutional Shares	219
Trustees’ Fees and Expenses	33
Other Expenses	30
Total Expenses	39,409
Net Investment Income	1,121,221
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	3,065,966
Futures Contracts	1,916
Swap Contracts	31,796
Realized Net Gain (Loss)	3,099,678
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	755,261
Futures Contracts	711
Swap Contracts	(10,133)
Change in Unrealized Appreciation (Depreciation)	745,839
Net Increase (Decrease) in Net Assets Resulting from Operations	4,966,738
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,516, $42, and ($37), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $4,258,837 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,121,221	1,117,071
Realized Net Gain (Loss)	3,099,678	1,581,586
Change in Unrealized Appreciation (Depreciation)	745,839	3,664,990
Net Increase (Decrease) in Net Assets Resulting from Operations	4,966,738	6,363,647
Distributions
Investor Shares	(1,706)	(1,860)
ETF Shares	(626,286)	(599,192)
Admiral Shares	(420,690)	(413,920)
Institutional Shares	(128,625)	(120,837)
Total Distributions	(1,177,307)	(1,135,809)
Capital Share Transactions
Investor Shares	(17,314)	(24,381)
ETF Shares	(890,256)	1,336,233
Admiral Shares	(1,089,904)	(463,786)
Institutional Shares	(244,612)	123,628
Net Increase (Decrease) from Capital Share Transactions	(2,242,086)	971,694
Total Increase (Decrease)	1,547,345	6,199,532
Net Assets
Beginning of Period	58,332,069	52,132,537
End of Period	59,879,414	58,332,069
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$47.54	$43.17	$38.09	$42.87	$34.08
Investment Operations
Net Investment Income[1]	.873	.861	.855	.722	.724
Net Realized and Unrealized Gain (Loss) on Investments	3.321	4.393	5.089	(4.777)	8.767
Total from Investment Operations	4.194	5.254	5.944	(4.055)	9.491
Distributions
Dividends from Net Investment Income	(.934)	(.884)	(.864)	(.725)	(.701)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.934)	(.884)	(.864)	(.725)	(.701)
Net Asset Value, End of Period	$50.80	$47.54	$43.17	$38.09	$42.87
Total Return[2]	8.94%	12.25%	15.86%	-9.43%	27.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$86	$97	$112	$149	$208
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%[3]	0.19%[3]	0.19%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.89%	2.18%	1.83%	1.78%
Portfolio Turnover Rate[4]	25%	16%	16%	13%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$198.22	$180.00	$158.84	$178.77	$142.13
Investment Operations
Net Investment Income[1]	3.918	3.865	3.809	3.273	3.131
Net Realized and Unrealized Gain (Loss) on Investments	13.829	18.275	21.159	(19.975)	36.640
Total from Investment Operations	17.747	22.140	24.968	(16.702)	39.771
Distributions
Dividends from Net Investment Income	(4.137)	(3.920)	(3.808)	(3.228)	(3.131)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.137)	(3.920)	(3.808)	(3.228)	(3.131)
Net Asset Value, End of Period	$211.83	$198.22	$180.00	$158.84	$178.77
Total Return	9.09%	12.39%	16.00%	-9.29%	28.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,215	$31,120	$27,036	$23,786	$26,854
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	1.97%	2.02%	2.33%	1.99%	1.84%
Portfolio Turnover Rate[3]	25%	16%	16%	13%	16%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$85.17	$77.34	$68.25	$76.81	$61.07
Investment Operations
Net Investment Income[1]	1.679	1.654	1.630	1.403	1.381
Net Realized and Unrealized Gain (Loss) on Investments	5.949	7.860	9.096	(8.576)	15.704
Total from Investment Operations	7.628	9.514	10.726	(7.173)	17.085
Distributions
Dividends from Net Investment Income	(1.778)	(1.684)	(1.636)	(1.387)	(1.345)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.778)	(1.684)	(1.636)	(1.387)	(1.345)
Net Asset Value, End of Period	$91.02	$85.17	$77.34	$68.25	$76.81
Total Return[2]	9.09%	12.39%	15.99%	-9.31%	28.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,160	$20,889	$19,421	$17,505	$19,307
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.02%	2.32%	1.99%	1.89%
Portfolio Turnover Rate[4]	25%	16%	16%	13%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$47.61	$43.23	$38.15	$42.94	$34.14
Investment Operations
Net Investment Income[1]	.943	.930	.915	.796	.781
Net Realized and Unrealized Gain (Loss) on Investments	3.325	4.396	5.083	(4.806)	8.775
Total from Investment Operations	4.268	5.326	5.998	(4.010)	9.556
Distributions
Dividends from Net Investment Income	(.998)	(.946)	(.918)	(.780)	(.756)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.998)	(.946)	(.918)	(.780)	(.756)
Net Asset Value, End of Period	$50.88	$47.61	$43.23	$38.15	$42.94
Total Return	9.10%	12.41%	15.99%	-9.31%	28.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,418	$6,225	$5,564	$4,797	$4,733
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[2]	0.06%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	1.97%	2.03%	2.33%	2.02%	1.91%
Portfolio Turnover Rate[3]	25%	16%	16%	13%	16%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Notes to Financial Statements
Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Small-Cap Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,415,000, representing less than 0.01% of the fund’s net assets and 0.57% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	59,788,912	—	—	59,788,912
Rights	—	—	—	—
Temporary Cash Investments	352,333	—	—	352,333
Total	60,141,245	—	—	60,141,245

Derivative Financial Instruments
Assets
Swap Contracts	—	295	—	295
Liabilities
Futures Contracts[1]	(497)	—	—	(497)
Swap Contracts	—	(1,890)	—	(1,890)
Total	(497)	(1,890)	—	(2,387)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	4,279,621
Total Distributable Earnings (Loss)	(4,279,621)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	29,518
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	15,515,473
Capital Loss Carryforwards	(7,657,608)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	7,887,383
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,177,307	1,135,809
Long-Term Capital Gains	—	—
Total	1,177,307	1,135,809
*	Includes short-term capital gains, if any.

Small-Cap Value Index Fund
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	44,625,772
Gross Unrealized Appreciation	18,829,354
Gross Unrealized Depreciation	(3,313,881)
Net Unrealized Appreciation (Depreciation)	15,515,473
E.  During the year ended December 31, 2025, the fund purchased $14,215,821,000 of investment securities and sold $15,116,167,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $6,337,369,000 and $7,435,611,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $7,609,589,000 and sales were $778,155,000, resulting in net realized loss of $97,384,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,675	161	12,423	271
Issued in Lieu of Cash Distributions	1,706	36	1,860	40
Redeemed	(26,695)	(559)	(38,664)	(865)
Net Increase (Decrease)—Investor Shares	(17,314)	(362)	(24,381)	(554)
ETF Shares
Issued	6,540,475	32,528	6,313,921	33,374
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,430,731)	(37,450)	(4,977,688)	(26,575)
Net Increase (Decrease)—ETF Shares	(890,256)	(4,922)	1,336,233	6,799
Admiral Shares
Issued	2,239,988	26,306	2,487,518	30,384
Issued in Lieu of Cash Distributions	368,546	4,275	362,128	4,394
Redeemed	(3,698,438)	(43,370)	(3,313,432)	(40,615)
Net Increase (Decrease)—Admiral Shares	(1,089,904)	(12,789)	(463,786)	(5,837)
Institutional Shares
Issued	845,196	17,951	1,091,213	23,554
Issued in Lieu of Cash Distributions	122,810	2,548	116,110	2,519
Redeemed	(1,212,618)	(25,109)	(1,083,695)	(24,011)
Net Increase (Decrease)—Institutional Shares	(244,612)	(4,610)	123,628	2,062
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s

Small-Cap Value Index Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Small-Cap Index Fund	71.0%
Small-Cap Growth Index Fund	67.1
Small-Cap Value Index Fund	71.6
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
Fund	($000)
Small-Cap Index Fund	1,666,862
Small-Cap Growth Index Fund	154,711
Small-Cap Value Index Fund	900,384
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Small-Cap Index Fund	4,144
Small-Cap Growth Index Fund	856
Small-Cap Value Index Fund	1,383
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for the fiscal year.
Fund	($000)
Small-Cap Index Fund	497,930
Small-Cap Growth Index Fund	62,084
Small-Cap Value Index Fund	244,145

Q480 022026

Financial Statements
For the year ended December 31, 2025
Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

Contents
Mid-Cap Index Fund	1
Mid-Cap Growth Index Fund	21
Mid-Cap Value Index Fund	34
Report of Independent Registered Public Accounting Firm	49
Tax information	50

Mid-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.7%)
	Newmont Corp.	23,758,757	2,372,312
	Fastenal Co.	24,995,037	1,003,051
	Nucor Corp.	4,733,629	772,102
	International Paper Co.	11,495,849	452,822
	International Flavors & Fragrances Inc.	5,296,079	356,903
	Steel Dynamics Inc.	1,509,591	255,800
	LyondellBasell Industries NV Class A	2,806,449	121,519
			5,334,509
Consumer Discretionary (15.5%)
	General Motors Co.	20,310,179	1,651,624
	Royal Caribbean Cruises Ltd.	5,343,725	1,490,472
*	Warner Bros Discovery Inc.	51,253,193	1,477,117
	Ross Stores Inc.	7,080,838	1,275,542
*	Carvana Co.	2,925,085	1,234,444
	Ford Motor Co.	85,208,632	1,117,937
	Electronic Arts Inc.	5,445,455	1,112,670
*	ROBLOX Corp. Class A	13,544,706	1,097,528
	Delta Air Lines Inc.	14,216,343	986,614
*	Take-Two Interactive Software Inc.	3,822,048	978,559
	Target Corp.	9,858,561	963,674
	Yum! Brands Inc.	6,045,178	914,515
	eBay Inc.	9,841,067	857,157
	DR Horton Inc.	5,723,020	824,287
*	United Airlines Holdings Inc.	7,134,788	797,812
*	Copart Inc.	18,968,567	742,619
*	Flutter Entertainment plc	3,428,431	737,250
	Hilton Worldwide Holdings Inc.	2,530,442	726,870
	Garmin Ltd.	3,559,376	722,019
	Expedia Group Inc.	2,547,522	721,738
*	Carnival Corp.	22,877,909	698,691
	Dollar General Corp.	4,792,158	636,255
*	AutoZone Inc.	181,077	614,123
*	Ulta Beauty Inc.	976,237	590,633
	Tractor Supply Co.	11,504,628	575,346
*	Chipotle Mexican Grill Inc.	14,391,685	532,492
*	Dollar Tree Inc.	4,218,749	518,948
*	Live Nation Entertainment Inc.	3,577,858	509,845
	PulteGroup Inc.	4,243,789	497,627
*	Lululemon Athletica Inc.	2,346,945	487,719
	Estee Lauder Cos. Inc. Class A	4,601,249	481,843
	Darden Restaurants Inc.	2,532,367	466,006
	Southwest Airlines Co.	11,259,405	465,351
	Lennar Corp. Class A	4,453,950	457,866
	Las Vegas Sands Corp.	6,624,023	431,158
*	NVR Inc.	58,717	428,210
	Rollins Inc.	6,857,685	411,598
	Genuine Parts Co.	3,028,265	372,355
*	Trade Desk Inc. Class A	9,585,148	363,852
	Fox Corp. Class A	4,065,484	297,065
	Fox Corp. Class B	3,097,887	201,146
*	Burlington Stores Inc.	684,953	197,849
	News Corp. Class A	5,530,334	144,452
	Lennar Corp. Class B	212,879	20,249
	News Corp. Class B	17,821	528
			30,831,655
Consumer Staples (5.0%)
	Cencora Inc.	4,012,319	1,355,161
	Corteva Inc.	14,870,719	996,784
	Kroger Co.	12,985,113	811,310
1

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Keurig Dr Pepper Inc.	28,100,845	787,105
	Sysco Corp.	10,425,672	768,268
	Kimberly-Clark Corp.	7,225,524	728,983
	Kenvue Inc.	41,711,264	719,519
	Archer-Daniels-Midland Co.	10,463,197	601,529
	Hershey Co.	3,226,144	587,094
	General Mills Inc.	11,614,151	540,058
	Church & Dwight Co. Inc.	5,227,858	438,356
	Kraft Heinz Co.	18,038,336	437,429
	Constellation Brands Inc. Class A	3,048,078	420,513
	McCormick & Co. Inc. (Non-Voting)	5,512,756	375,474
	Tyson Foods Inc. Class A	6,161,454	361,184
			9,928,767
Energy (6.6%)
	SLB Ltd.	32,525,227	1,248,318
	Phillips 66	8,772,306	1,131,978
	Valero Energy Corp.	6,640,591	1,081,022
	Marathon Petroleum Corp.	6,544,635	1,064,354
	ONEOK Inc.	13,699,602	1,006,921
	Baker Hughes Co.	21,483,574	978,362
	Cheniere Energy Inc.	4,686,159	910,942
	Targa Resources Corp.	4,673,507	862,262
	Williams Cos. Inc.	13,294,162	799,112
	Occidental Petroleum Corp.	16,087,963	661,537
	Diamondback Energy Inc.	4,054,854	609,566
	Kinder Morgan Inc.	20,586,211	565,915
	Devon Energy Corp.	13,657,683	500,281
	Halliburton Co.	16,491,038	466,037
	Coterra Energy Inc.	15,746,113	414,438
	EQT Corp.	6,792,298	364,067
*	First Solar Inc.	1,109,409	289,811
[1]	Texas Pacific Land Corp.	638,218	183,309
[1]	Venture Global Inc. Class A	1,306,084	8,908
			13,147,140
Financials (13.8%)
*	Robinhood Markets Inc. Class A	17,120,299	1,936,306
	Arthur J Gallagher & Co.	5,591,116	1,446,925
	Allstate Corp.	5,697,347	1,185,903
	Nasdaq Inc.	11,188,722	1,086,760
	American International Group Inc.	11,747,893	1,005,032
	Ameriprise Financial Inc.	2,022,814	991,867
*	Coinbase Global Inc. Class A	4,319,146	976,732
	MetLife Inc.	12,192,456	962,472
	MSCI Inc.	1,554,159	891,668
	Prudential Financial Inc.	7,620,206	860,169
	Hartford Insurance Group Inc.	6,067,127	836,050
	State Street Corp.	5,777,233	745,321
	Ares Management Corp. Class A	4,485,224	724,947
*	Arch Capital Group Ltd.	7,500,743	719,471
	Willis Towers Watson plc	2,084,745	685,047
	M&T Bank Corp.	3,346,112	674,175
	Fifth Third Bancorp	14,391,727	673,677
	Apollo Global Management Inc.	4,422,989	640,272
	Aflac Inc.	5,704,463	629,031
	LPL Financial Holdings Inc.	1,742,571	622,394
	Raymond James Financial Inc.	3,853,944	618,905
	Interactive Brokers Group Inc. Class A	9,211,553	592,395
	Huntington Bancshares Inc.	34,087,814	591,423
	Cboe Global Markets Inc.	2,278,388	571,875
	Broadridge Financial Solutions Inc.	2,541,538	567,195
*	Markel Group Inc.	260,843	560,721
	Cincinnati Financial Corp.	3,396,858	554,775
	Northern Trust Corp.	3,911,626	534,289
	Citizens Financial Group Inc.	8,882,948	518,853
	Regions Financial Corp.	19,092,144	517,397
	Brown & Brown Inc.	6,318,301	503,569
	KeyCorp	23,795,772	491,145
	T. Rowe Price Group Inc.	4,751,501	486,459
	W R Berkley Corp.	6,204,881	435,086
2

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Principal Financial Group Inc.	4,782,873	421,897
	Rocket Cos. Inc. Class A	19,998,025	387,162
	Loews Corp.	3,599,181	379,030
	Tradeweb Markets Inc. Class A	2,535,075	272,622
[1]	Blue Owl Capital Inc. Class A	7,240,306	108,170
	Corebridge Financial Inc.	3,023,812	91,228
	F&G Annuities & Life Inc.	32	1
			27,498,416
Health Care (7.9%)
	Becton Dickinson & Co.	6,213,839	1,205,920
*	IDEXX Laboratories Inc.	1,738,478	1,176,133
*	Alnylam Pharmaceuticals Inc.	2,876,375	1,143,791
*	Edwards Lifesciences Corp.	12,634,196	1,077,065
	Cardinal Health Inc.	5,172,760	1,063,002
	Agilent Technologies Inc.	6,162,779	838,569
*	IQVIA Holdings Inc.	3,522,419	793,988
	GE HealthCare Technologies Inc.	9,421,689	772,767
	ResMed Inc.	3,177,982	765,481
*	Veeva Systems Inc. Class A	3,221,037	719,032
	Humana Inc.	2,618,557	670,691
*	Dexcom Inc.	8,491,423	563,576
*	Biogen Inc.	3,194,182	562,144
	Zoetis Inc.	4,316,862	543,148
	STERIS plc	2,136,863	541,737
*	Waters Corp.	1,296,184	492,330
	Labcorp Holdings Inc.	1,804,841	452,798
	West Pharmaceutical Services Inc.	1,566,228	430,932
	Quest Diagnostics Inc.	2,421,789	420,253
*	Insmed Inc.	2,321,249	403,990
	Zimmer Biomet Holdings Inc.	4,314,224	387,935
*	Centene Corp.	5,353,374	220,291
*	Insulet Corp.	766,178	217,778
*,1	Medline Inc. Class A	4,486,060	188,415
			15,651,766
Industrials (19.5%)
	CRH plc	14,586,694	1,820,419
	Howmet Aerospace Inc.	8,753,548	1,794,652
	TransDigm Group Inc.	1,226,165	1,630,616
	Cummins Inc.	3,005,276	1,534,043
	Quanta Services Inc.	3,246,351	1,370,155
	PACCAR Inc.	11,434,640	1,252,207
	L3Harris Technologies Inc.	4,072,540	1,195,576
	United Rentals Inc.	1,385,340	1,121,183
	AMETEK Inc.	5,012,164	1,029,047
	WW Grainger Inc.	983,493	992,394
	Rockwell Automation Inc.	2,444,444	951,060
	Ferguson Enterprises Inc.	4,266,772	949,912
*	Axon Enterprise Inc.	1,632,114	926,927
	Carrier Global Corp.	17,419,814	920,463
*	Fair Isaac Corp.	490,392	829,067
	Vulcan Materials Co.	2,876,826	820,528
	Martin Marietta Materials Inc.	1,313,050	817,584
	Johnson Controls International plc	6,652,653	796,655
	Westinghouse Air Brake Technologies Corp.	3,722,129	794,488
	Paychex Inc.	7,053,193	791,227
*	Block Inc. Class A	11,923,899	776,127
*	Keysight Technologies Inc.	3,727,531	757,397
	Fidelity National Information Services Inc.	11,274,982	749,335
	Otis Worldwide Corp.	8,485,086	741,172
	Xylem Inc.	5,300,842	721,869
	Cintas Corp.	3,718,539	699,346
	Ingersoll Rand Inc.	8,602,561	681,495
	Verisk Analytics Inc.	3,034,505	678,788
	FedEx Corp.	2,311,830	667,795
	Synchrony Financial	7,841,687	654,232
	Old Dominion Freight Line Inc.	4,097,521	642,491
*	Mettler-Toledo International Inc.	444,766	620,088
*	Fiserv Inc.	8,707,924	584,911
	Dover Corp.	2,986,257	583,037
3

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Equifax Inc.	2,664,844	578,218
	PayPal Holdings Inc.	9,233,585	539,057
*	Teledyne Technologies Inc.	1,022,252	522,095
	Veralto Corp.	5,135,736	512,444
	PPG Industries Inc.	4,885,701	500,589
*	Corpay Inc.	1,446,926	435,423
	Expeditors International of Washington Inc.	2,917,819	434,784
	HEICO Corp. Class A	1,646,361	415,591
*	Trimble Inc.	5,179,681	405,828
	Packaging Corp. of America	1,958,743	403,952
	Snap-on Inc.	1,132,179	390,149
	Fortive Corp.	6,914,495	381,749
	Global Payments Inc.	3,929,043	304,108
	HEICO Corp.	899,491	291,066
	Hubbell Inc. Class B	578,265	256,813
	TransUnion	2,113,754	181,254
	Dow Inc.	7,681,529	179,594
	Jacobs Solutions Inc.	1,292,427	171,195
*	Symbotic Inc. Class A	719,004	42,781
			38,842,976
Real Estate (5.6%)
	Digital Realty Trust Inc.	7,478,755	1,157,038
	Realty Income Corp.	20,029,055	1,129,038
*	CBRE Group Inc. Class A	6,479,075	1,041,770
	Public Storage	3,437,737	892,093
	Crown Castle Inc.	9,481,492	842,620
	Ventas Inc.	10,227,038	791,368
	Simon Property Group Inc.	3,376,107	624,951
*	CoStar Group Inc.	9,227,613	620,465
	Extra Space Storage Inc.	4,621,296	601,785
	VICI Properties Inc. Class A	21,222,183	596,768
	AvalonBay Communities Inc.	3,083,055	558,989
	Iron Mountain Inc.	6,113,848	507,144
	Equity Residential	7,869,490	496,093
	SBA Communications Corp.	2,319,597	448,680
	Invitation Homes Inc.	12,676,648	352,284
	Weyerhaeuser Co.	7,846,400	185,881
	Essex Property Trust Inc.	701,002	183,438
	Mid-America Apartment Communities Inc.	1,274,292	177,012
			11,207,417
Technology (13.3%)
*	DoorDash Inc. Class A	7,519,666	1,703,054
	Corning Inc.	16,799,759	1,470,987
	TE Connectivity plc	6,405,157	1,457,237
	Vertiv Holdings Co. Class A	8,179,177	1,325,108
*	Cloudflare Inc. Class A	6,520,453	1,285,507
	Western Digital Corp.	7,443,773	1,282,339
	Seagate Technology Holdings plc	4,649,543	1,280,438
*	Datadog Inc. Class A	7,085,667	963,580
	Monolithic Power Systems Inc.	990,901	898,113
	Cognizant Technology Solutions Corp. Class A	10,509,095	872,255
	Marvell Technology Inc.	9,384,940	797,532
*	Snowflake Inc. Class A	3,503,835	768,601
	Microchip Technology Inc.	11,766,898	749,787
*	MongoDB Inc.	1,682,744	706,231
	Hewlett Packard Enterprise Co.	28,728,385	690,056
*	Reddit Inc. Class A	2,851,054	655,372
*	Atlassian Corp. Class A	3,658,761	593,231
*	Fortinet Inc.	6,881,623	546,470
	Roper Technologies Inc.	1,171,548	521,491
*	Zscaler Inc.	2,256,814	507,603
*	Workday Inc. Class A	2,318,284	497,921
*,1	CoreWeave Inc. Class A	6,729,414	481,893
*	ON Semiconductor Corp.	8,760,656	474,389
*	Zoom Communications Inc.	5,492,732	473,968
	HP Inc.	20,349,864	453,395
	NetApp Inc.	4,231,781	453,181
*	Strategy Inc.	2,913,771	442,747
	VeriSign Inc.	1,816,348	441,282
4

Mid-Cap Index Fund
		Shares	Market Value• ($000)
*	HubSpot Inc.	1,083,428	434,780
*	Tyler Technologies Inc.	936,748	425,237
	SS&C Technologies Holdings Inc.	4,515,502	394,745
	CDW Corp.	2,834,227	386,022
*	GoDaddy Inc. Class A	2,941,877	365,028
	Teradyne Inc.	1,704,442	329,912
*	Super Micro Computer Inc.	11,045,218	323,294
*	Pinterest Inc. Class A	12,320,902	318,988
	Leidos Holdings Inc.	1,391,197	250,972
*	Gartner Inc.	745,351	188,037
	Qnity Electronics Inc.	2,279,886	186,153
	Gen Digital Inc.	6,040,729	164,247
			26,561,183
Telecommunications (0.9%)
	Motorola Solutions Inc.	3,626,259	1,390,018
*	Charter Communications Inc. Class A	1,831,861	382,401
			1,772,419
Utilities (8.9%)
	Constellation Energy Corp.	6,801,598	2,402,800
	Vistra Corp.	7,376,811	1,190,101
	Dominion Energy Inc.	18,590,824	1,089,236
	Waste Connections Inc.	5,574,156	977,484
	Exelon Corp.	21,979,102	958,069
	Xcel Energy Inc.	12,878,677	951,219
	Entergy Corp.	9,722,921	898,689
	Public Service Enterprise Group Inc.	10,867,405	872,653
	Consolidated Edison Inc.	7,858,166	780,473
	PG&E Corp.	46,603,443	748,917
	WEC Energy Group Inc.	7,082,142	746,883
	Sempra	7,104,845	627,287
	Ameren Corp.	5,889,095	588,085
	American Water Works Co. Inc.	4,248,208	554,391
	Eversource Energy	8,168,317	549,973
	CenterPoint Energy Inc.	14,213,736	544,955
	PPL Corp.	15,300,107	535,810
	FirstEnergy Corp.	11,936,687	534,405
	Edison International	8,377,538	502,820
	DTE Energy Co.	3,843,271	495,705
	CMS Energy Corp.	6,625,350	463,311
	Alliant Energy Corp.	5,595,635	363,772
	NiSource Inc.	5,197,405	217,044
	Evergy Inc.	2,502,379	181,397
			17,775,479
Total Common Stocks (Cost $122,430,814)			198,551,727
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 3.780% (Cost $697,056)	6,971,037	697,103
Total Investments (100.0%) (Cost $123,127,870)			199,248,830
Other Assets and Liabilities—Net (0.0%)			(92,839)
Net Assets (100%)			199,155,991
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,008.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $39,162 was received for securities on loan.
5

Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Coinbase Global Inc. Class A	2/2/2026	GSI	100,168	(3.640)	—	(9,864)
CRSP US Mid Cap TR Index	8/31/2026	BANA	139,160	(4.440)	—	(2,123)
Fiserv Inc.	8/31/2026	BANA	202,500	(4.490)	—	(1,040)
Global Payments Inc.	8/31/2026	BANA	98,429	(4.349)	—	(3,279)
NetApp Inc.	8/31/2026	BANA	8,879	(4.320)	—	(277)
PayPal Holdings Inc.	8/31/2026	BANA	56,972	(4.490)	—	(1,525)
Vertiv Holdings Co. Class A	8/31/2026	BANA	24,299	(3.640)	—	(803)
VICI Properties Inc. Class A	8/31/2026	BANA	57,667	(4.340)	888	—
					888	(18,911)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $122,430,814)	198,551,727
Affiliated Issuers (Cost $697,056)	697,103
Total Investments in Securities	199,248,830
Investment in Vanguard	4,735
Cash	8,644
Cash Collateral Pledged—Futures Contracts	12,830
Cash Collateral Pledged—Over-the-Counter Swap Contracts	10,089
Receivables for Investment Securities Sold	3,213
Receivables for Accrued Income	196,626
Receivables for Capital Shares Issued	405,911
Unrealized Appreciation—Over-the-Counter Swap Contracts	888
Total Assets	199,891,766
Liabilities
Payables for Investment Securities Purchased	1,909
Collateral for Securities on Loan	39,162
Payables for Capital Shares Redeemed	670,239
Payables to Vanguard	3,761
Variation Margin Payable—Futures Contracts	1,793
Unrealized Depreciation—Over-the-Counter Swap Contracts	18,911
Total Liabilities	735,775
Net Assets	199,155,991
1 Includes $36,008 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mid-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	149,111,648
Total Distributable Earnings (Loss)	50,044,343
Net Assets	199,155,991

Investor Shares—Net Assets
Applicable to 3,598,113 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	285,092
Net Asset Value Per Share—Investor Shares	$79.23

ETF Shares—Net Assets
Applicable to 314,243,379 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	91,172,903
Net Asset Value Per Share—ETF Shares	$290.13

Admiral™ Shares—Net Assets
Applicable to 183,282,849 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	65,864,416
Net Asset Value Per Share—Admiral Shares	$359.36

Institutional Shares—Net Assets
Applicable to 297,672,844 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,630,664
Net Asset Value Per Share—Institutional Shares	$79.38

Institutional Plus Shares—Net Assets
Applicable to 46,494,209 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,202,916
Net Asset Value Per Share—Institutional Plus Shares	$391.51
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mid-Cap Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	3,040,900
Interest[2]	20,153
Securities Lending—Net	22,677
Total Income	3,083,730
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,602
Management and Administrative—Investor Shares	521
Management and Administrative—ETF Shares	24,510
Management and Administrative—Admiral Shares	27,603
Management and Administrative—Institutional Shares	8,193
Management and Administrative—Institutional Plus Shares	4,659
Marketing and Distribution—Investor Shares	13
Marketing and Distribution—ETF Shares	3,605
Marketing and Distribution—Admiral Shares	2,680
Marketing and Distribution—Institutional Shares	622
Marketing and Distribution—Institutional Plus Shares	474
Custodian Fees	192
Auditing Fees	37
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	2,760
Shareholders’ Reports and Proxy Fees—Admiral Shares	694
Shareholders’ Reports and Proxy Fees—Institutional Shares	241
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	136
Trustees’ Fees and Expenses	109
Other Expenses	38
Total Expenses	80,691
Net Investment Income	3,003,039
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	8,249,835
Futures Contracts	7,946
Swap Contracts	(127,954)
Realized Net Gain (Loss)	8,129,827
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	10,018,449
Futures Contracts	1,857
Swap Contracts	36,424
Change in Unrealized Appreciation (Depreciation)	10,056,730
Net Increase (Decrease) in Net Assets Resulting from Operations	21,189,596
1	Dividends are net of foreign withholding taxes of $1,099.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $18,813, $96, and ($45), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $12,004,898 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Mid-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,003,039	2,534,849
Realized Net Gain (Loss)	8,129,827	6,891,099
Change in Unrealized Appreciation (Depreciation)	10,056,730	13,935,358
Net Increase (Decrease) in Net Assets Resulting from Operations	21,189,596	23,361,306
Distributions
Investor Shares	(4,556)	(5,341)
ETF Shares	(1,324,609)	(1,044,488)
Admiral Shares	(1,013,491)	(941,817)
Institutional Shares	(374,825)	(358,164)
Institutional Plus Shares	(295,358)	(272,269)
Total Distributions	(3,012,839)	(2,622,079)
Capital Share Transactions
Investor Shares	(77,711)	(131,735)
ETF Shares	10,720,306	5,046,444
Admiral Shares	(2,833,452)	(2,331,445)
Institutional Shares	(1,988,389)	(1,393,190)
Institutional Plus Shares	(1,828,625)	(403,795)
Net Increase (Decrease) from Capital Share Transactions	3,992,129	786,279
Total Increase (Decrease)	22,168,886	21,525,506
Net Assets
Beginning of Period	176,987,105	155,461,599
End of Period	199,155,991	176,987,105
See accompanying Notes, which are an integral part of the Financial Statements.
10

Mid-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$72.07	$63.51	$55.66	$69.54	$56.52
Investment Operations
Net Investment Income[1]	1.097	.931	.887	.807	.652
Net Realized and Unrealized Gain (Loss) on Investments	7.169	8.614	7.851	(13.875)	13.065
Total from Investment Operations	8.266	9.545	8.738	(13.068)	13.717
Distributions
Dividends from Net Investment Income	(1.106)	(.985)	(.888)	(.812)	(.697)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.106)	(.985)	(.888)	(.812)	(.697)
Net Asset Value, End of Period	$79.23	$72.07	$63.51	$55.66	$69.54
Total Return[2]	11.53%	15.09%	15.84%	-18.80%	24.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$285	$332	$416	$476	$740
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.37%	1.52%	1.36%	1.02%
Portfolio Turnover Rate[4]	16%	16%	13%	12%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Mid-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$263.90	$232.58	$203.84	$254.69	$207.00
Investment Operations
Net Investment Income[1]	4.418	3.820	3.589	3.302	2.741
Net Realized and Unrealized Gain (Loss) on Investments	26.233	31.443	28.686	(50.886)	47.811
Total from Investment Operations	30.651	35.263	32.275	(47.584)	50.552
Distributions
Dividends from Net Investment Income	(4.421)	(3.943)	(3.535)	(3.266)	(2.862)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.421)	(3.943)	(3.535)	(3.266)	(2.862)
Net Asset Value, End of Period	$290.13	$263.90	$232.58	$203.84	$254.69
Total Return	11.68%	15.23%	15.99%	-18.68%	24.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91,173	$72,477	$59,376	$49,861	$57,774
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.52%	1.68%	1.53%	1.16%
Portfolio Turnover Rate[3]	16%	16%	13%	12%	16%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Mid-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$326.87	$288.07	$252.47	$315.46	$256.40
Investment Operations
Net Investment Income[1]	5.414	4.670	4.381	4.028	3.333
Net Realized and Unrealized Gain (Loss) on Investments	32.516	38.982	35.571	(63.000)	59.242
Total from Investment Operations	37.930	43.652	39.952	(58.972)	62.575
Distributions
Dividends from Net Investment Income	(5.440)	(4.852)	(4.352)	(4.018)	(3.515)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.440)	(4.852)	(4.352)	(4.018)	(3.515)
Net Asset Value, End of Period	$359.36	$326.87	$288.07	$252.47	$315.46
Total Return[2]	11.67%	15.22%	15.98%	-18.71%	24.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$65,864	$62,595	$57,330	$51,352	$65,118
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[3]	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.50%	1.65%	1.51%	1.14%
Portfolio Turnover Rate[4]	16%	16%	13%	12%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Mid-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$72.21	$63.64	$55.77	$69.69	$56.64
Investment Operations
Net Investment Income[1]	1.203	1.038	.971	.893	.743
Net Realized and Unrealized Gain (Loss) on Investments	7.176	8.611	7.866	(13.919)	13.090
Total from Investment Operations	8.379	9.649	8.837	(13.026)	13.833
Distributions
Dividends from Net Investment Income	(1.209)	(1.079)	(.967)	(.894)	(.783)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.209)	(1.079)	(.967)	(.894)	(.783)
Net Asset Value, End of Period	$79.38	$72.21	$63.64	$55.77	$69.69
Total Return	11.67%	15.23%	16.00%	-18.70%	24.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,631	$23,377	$21,867	$20,231	$27,312
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.51%	1.66%	1.51%	1.15%
Portfolio Turnover Rate[3]	16%	16%	13%	12%	16%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Mid-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$356.11	$313.84	$275.06	$343.68	$279.34
Investment Operations
Net Investment Income[1]	5.974	5.153	4.831	4.458	3.688
Net Realized and Unrealized Gain (Loss) on Investments	35.426	42.470	38.747	(68.641)	64.544
Total from Investment Operations	41.400	47.623	43.578	(64.183)	68.232
Distributions
Dividends from Net Investment Income	(6.000)	(5.353)	(4.798)	(4.437)	(3.892)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.000)	(5.353)	(4.798)	(4.437)	(3.892)
Net Asset Value, End of Period	$391.51	$356.11	$313.84	$275.06	$343.68
Total Return	11.69%	15.25%	16.00%	-18.69%	24.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,203	$18,206	$16,472	$14,846	$17,723
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%[2]	0.03%[2]	0.03%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.52%	1.67%	1.53%	1.16%
Portfolio Turnover Rate[3]	16%	16%	13%	12%	16%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Mid-Cap Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2025.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
16

Mid-Cap Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $4,735,000, representing less than 0.01% of the fund’s net assets and 1.89% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
17

Mid-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	198,551,727	—	—	198,551,727
Temporary Cash Investments	697,103	—	—	697,103
Total	199,248,830	—	—	199,248,830

Derivative Financial Instruments
Assets
Swap Contracts	—	888	—	888
Liabilities
Swap Contracts	—	(18,911)	—	(18,911)
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	12,008,779
Total Distributable Earnings (Loss)	(12,008,779)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	76,064,807
Capital Loss Carryforwards	(25,984,477)
Qualified Late-Year Losses	(35,987)
Other Temporary Differences	—
Total	50,044,343
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	3,012,839	2,622,079
Long-Term Capital Gains	—	—
Total	3,012,839	2,622,079
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	123,184,023
Gross Unrealized Appreciation	80,710,237
Gross Unrealized Depreciation	(4,645,430)
Net Unrealized Appreciation (Depreciation)	76,064,807
18

Mid-Cap Index Fund
E.  During the year ended December 31, 2025, the fund purchased $29,462,057,000 of investment securities and sold $33,283,616,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $27,534,224,000 and $19,690,559,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $1,957,724,000 and sales were $11,624,086,000, resulting in net realized loss of $2,857,419,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	22,748	303	25,434	372
Issued in Lieu of Cash Distributions	4,556	59	5,341	77
Redeemed	(105,015)	(1,372)	(162,510)	(2,395)
Net Increase (Decrease)—Investor Shares	(77,711)	(1,010)	(131,735)	(1,946)
ETF Shares
Issued	30,329,903	110,131	16,659,754	64,843
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(19,609,597)	(70,525)	(11,613,310)	(45,500)
Net Increase (Decrease)—ETF Shares	10,720,306	39,606	5,046,444	19,343
Admiral Shares
Issued	6,411,748	18,831	5,798,386	18,722
Issued in Lieu of Cash Distributions	886,501	2,548	829,932	2,632
Redeemed	(10,131,701)	(29,595)	(8,959,763)	(28,870)
Net Increase (Decrease)—Admiral Shares	(2,833,452)	(8,216)	(2,331,445)	(7,516)
Institutional Shares
Issued	3,079,945	40,719	3,053,129	44,570
Issued in Lieu of Cash Distributions	348,319	4,534	333,116	4,784
Redeemed	(5,416,653)	(71,336)	(4,779,435)	(69,232)
Net Increase (Decrease)—Institutional Shares	(1,988,389)	(26,083)	(1,393,190)	(19,878)
Institutional Plus Shares
Issued	1,651,864	4,492	1,914,824	5,596
Issued in Lieu of Cash Distributions	294,801	779	271,131	789
Redeemed	(3,775,290)	(9,902)	(2,589,750)	(7,745)
Net Increase (Decrease)—Institutional Plus Shares	(1,828,625)	(4,631)	(403,795)	(1,360)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
19

Mid-Cap Index Fund
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
20

Mid-Cap Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.2%)
	Fastenal Co.	9,603,239	385,378
Consumer Discretionary (20.3%)
	Royal Caribbean Cruises Ltd.	2,053,095	572,649
	Ross Stores Inc.	2,720,509	490,073
*	Carvana Co.	1,123,820	474,275
*	ROBLOX Corp. Class A	5,203,854	421,668
*	Take-Two Interactive Software Inc.	1,468,376	375,948
	Yum! Brands Inc.	2,322,547	351,355
*	Copart Inc.	7,287,655	285,312
*	Flutter Entertainment plc	1,317,340	283,281
	Hilton Worldwide Holdings Inc.	972,164	279,254
	Garmin Ltd.	1,367,538	277,405
	Expedia Group Inc.	978,781	277,299
*	Carnival Corp.	8,789,761	268,439
*	AutoZone Inc.	69,563	235,923
*	Ulta Beauty Inc.	375,072	226,922
	Tractor Supply Co.	4,420,072	221,048
	Electronic Arts Inc.	1,045,073	213,540
*	Chipotle Mexican Grill Inc.	5,525,162	204,431
*	Live Nation Entertainment Inc.	1,374,515	195,868
*	Lululemon Athletica Inc.	901,704	187,383
	Las Vegas Sands Corp.	2,545,157	165,664
	Rollins Inc.	2,635,026	158,154
*	Trade Desk Inc. Class A	3,683,282	139,817
	Estee Lauder Cos. Inc. Class A	883,071	92,475
*	Burlington Stores Inc.	263,443	76,096
			6,474,279
Consumer Staples (0.5%)
	Church & Dwight Co. Inc.	2,008,697	168,429
Energy (2.6%)
	Targa Resources Corp.	1,795,608	331,290
	Coterra Energy Inc.	6,050,442	159,248
	EQT Corp.	2,610,137	139,903
*	First Solar Inc.	426,371	111,381
	Texas Pacific Land Corp.	245,085	70,393
[1]	Venture Global Inc. Class A	501,631	3,421
			815,636
Financials (10.3%)
*	Robinhood Markets Inc. Class A	6,577,719	743,940
*	Coinbase Global Inc. Class A	1,813,125	410,020
	MSCI Inc.	597,128	342,590
	Ares Management Corp. Class A	1,723,249	278,529
	Apollo Global Management Inc.	1,699,306	245,992
	LPL Financial Holdings Inc.	669,508	239,128
	Interactive Brokers Group Inc. Class A	3,539,163	227,604
	Broadridge Financial Solutions Inc.	976,423	217,908
	Brown & Brown Inc.	2,427,487	193,471
	Rocket Cos. Inc. Class A	7,684,473	148,771
*	Markel Group Inc.	50,104	107,706
	Tradeweb Markets Inc. Class A	974,413	104,788
	Blue Owl Capital Inc. Class A	2,780,356	41,539
			3,301,986
Health Care (10.4%)
*	IDEXX Laboratories Inc.	667,949	451,888
*	Alnylam Pharmaceuticals Inc.	1,105,119	439,451
*	Edwards Lifesciences Corp.	4,854,223	413,823
21

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Agilent Technologies Inc.	2,367,738	322,178
	ResMed Inc.	1,221,003	294,103
*	Veeva Systems Inc. Class A	1,237,533	276,255
*	Dexcom Inc.	3,262,478	216,531
	Zoetis Inc.	1,657,300	208,521
*	Waters Corp.	498,003	189,156
	West Pharmaceutical Services Inc.	601,804	165,580
*	Insmed Inc.	891,167	155,099
	STERIS plc	410,498	104,069
*	Insulet Corp.	294,221	83,629
			3,320,283
Industrials (22.9%)
	Howmet Aerospace Inc.	3,363,233	689,530
	TransDigm Group Inc.	471,101	626,494
	Quanta Services Inc.	1,247,343	526,454
	AMETEK Inc.	1,925,643	395,354
	WW Grainger Inc.	377,864	381,284
*	Axon Enterprise Inc.	627,073	356,133
*	Fair Isaac Corp.	188,410	318,530
	Vulcan Materials Co.	1,105,268	315,244
	Martin Marietta Materials Inc.	504,461	314,108
	Paychex Inc.	2,708,164	303,802
*	Block Inc. Class A	4,581,211	298,191
	Xylem Inc.	2,036,606	277,345
	Cintas Corp.	1,428,682	268,692
	Verisk Analytics Inc.	1,165,845	260,788
	Old Dominion Freight Line Inc.	1,574,191	246,833
*	Mettler-Toledo International Inc.	170,882	238,242
	Equifax Inc.	1,023,831	222,151
*	Teledyne Technologies Inc.	392,739	200,584
	Veralto Corp.	1,973,142	196,880
	Rockwell Automation Inc.	469,580	182,699
*	Corpay Inc.	555,941	167,299
	HEICO Corp. Class A	632,806	159,739
	Ingersoll Rand Inc.	1,652,546	130,915
	HEICO Corp.	345,390	111,765
*	Trimble Inc.	995,099	77,966
	TransUnion	406,506	34,858
*,1	Symbotic Inc. Class A	276,042	16,424
			7,318,304
Real Estate (4.6%)
	Realty Income Corp.	7,694,904	433,762
	Ventas Inc.	3,929,166	304,039
*	CoStar Group Inc.	3,545,251	238,383
	Extra Space Storage Inc.	1,775,436	231,197
	SBA Communications Corp.	891,265	172,397
	Iron Mountain Inc.	1,173,369	97,331
			1,477,109
Technology (19.9%)
*	DoorDash Inc. Class A	2,889,063	654,315
	Vertiv Holdings Co. Class A	3,198,232	518,146
*	Cloudflare Inc. Class A	2,505,175	493,895
	Seagate Technology Holdings plc	1,786,393	491,955
*	Datadog Inc. Class A	2,722,296	370,205
	Monolithic Power Systems Inc.	380,703	345,054
	Marvell Technology Inc.	3,605,704	306,413
*	Snowflake Inc. Class A	1,346,085	295,277
	Microchip Technology Inc.	4,518,664	287,929
*	MongoDB Inc.	646,518	271,337
*	Reddit Inc. Class A	1,094,697	251,638
*	Atlassian Corp. Class A	1,405,653	227,913
*	Fortinet Inc.	2,643,814	209,945
*	Zscaler Inc.	867,059	195,019
*	Workday Inc. Class A	890,024	191,159
*,1	CoreWeave Inc. Class A	2,583,604	185,012
	VeriSign Inc.	697,893	169,553
*	HubSpot Inc.	416,294	167,059
*	Tyler Technologies Inc.	359,924	163,387
22

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	GoDaddy Inc. Class A	1,130,477	140,270
	Teradyne Inc.	655,016	126,785
*	Super Micro Computer Inc.	4,244,580	124,239
*	Pinterest Inc. Class A	4,734,965	122,588
*	Gartner Inc.	143,627	36,234
			6,345,327
Telecommunications (1.7%)
	Motorola Solutions Inc.	1,393,224	534,050
Utilities (5.5%)
	Constellation Energy Corp.	2,613,254	923,184
	Vistra Corp.	2,834,253	457,250
	Waste Connections Inc.	2,141,633	375,557
			1,755,991
Total Common Stocks (Cost $22,102,940)			31,896,772
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.780% (Cost $54,536)	545,415	54,541
Total Investments (100.1%) (Cost $22,157,476)			31,951,313
Other Assets and Liabilities—Net (-0.1%)			(38,559)
Net Assets (100%)			31,912,754
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,747.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $26,498 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	19	6,548	(48)
E-mini S&P Mid-Cap 400 Index	March 2026	30	9,975	(178)
				(226)
See accompanying Notes, which are an integral part of the Financial Statements.
23

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $22,102,940)	31,896,772
Affiliated Issuers (Cost $54,536)	54,541
Total Investments in Securities	31,951,313
Investment in Vanguard	763
Cash Collateral Pledged—Futures Contracts	1,820
Receivables for Accrued Income	10,985
Receivables for Capital Shares Issued	11,475
Total Assets	31,976,356
Liabilities
Payables for Investment Securities Purchased	64
Collateral for Securities on Loan	26,498
Payables for Capital Shares Redeemed	35,782
Payables to Vanguard	994
Variation Margin Payable—Futures Contracts	264
Total Liabilities	63,602
Net Assets	31,912,754
1 Includes $24,747 of securities on loan.
At December 31, 2025, net assets consisted of:

Paid-in Capital	28,264,946
Total Distributable Earnings (Loss)	3,647,808
Net Assets	31,912,754

Investor Shares—Net Assets
Applicable to 372,367 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,884
Net Asset Value Per Share—Investor Shares	$109.79

ETF Shares—Net Assets
Applicable to 64,053,486 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,881,627
Net Asset Value Per Share—ETF Shares	$279.17

Admiral™ Shares—Net Assets
Applicable to 116,418,924 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,990,243
Net Asset Value Per Share—Admiral Shares	$120.17
See accompanying Notes, which are an integral part of the Financial Statements.
24

Mid-Cap Growth Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	210,624
Interest[2]	1,995
Securities Lending—Net	8,763
Total Income	221,382
Expenses
The Vanguard Group—Note B
Investment Advisory Services	601
Management and Administrative—Investor Shares	84
Management and Administrative—ETF Shares	9,884
Management and Administrative—Admiral Shares	8,364
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	795
Marketing and Distribution—Admiral Shares	691
Custodian Fees	62
Auditing Fees	34
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	630
Shareholders’ Reports and Proxy Fees—Admiral Shares	212
Trustees’ Fees and Expenses	18
Other Expenses	25
Total Expenses	21,404
Net Investment Income	199,978
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,744,187
Futures Contracts	212
Swap Contracts	(2,230)
Realized Net Gain (Loss)	1,742,169
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,027,382
Futures Contracts	182
Swap Contracts	3,059
Change in Unrealized Appreciation (Depreciation)	1,030,623
Net Increase (Decrease) in Net Assets Resulting from Operations	2,972,770
1	Dividends are net of foreign withholding taxes of $404.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,829, $4, and ($6), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,504,766 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Mid-Cap Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	199,978	181,267
Realized Net Gain (Loss)	1,742,169	1,755,868
Change in Unrealized Appreciation (Depreciation)	1,030,623	1,874,355
Net Increase (Decrease) in Net Assets Resulting from Operations	2,972,770	3,811,490
Distributions
Investor Shares	(241)	(290)
ETF Shares	(110,854)	(98,507)
Admiral Shares	(89,570)	(84,925)
Total Distributions	(200,665)	(183,722)
Capital Share Transactions
Investor Shares	(12,810)	(7,728)
ETF Shares	1,229,964	1,384,242
Admiral Shares	219,856	(305,539)
Net Increase (Decrease) from Capital Share Transactions	1,437,010	1,070,975
Total Increase (Decrease)	4,209,115	4,698,743
Net Assets
Beginning of Period	27,703,639	23,004,896
End of Period	31,912,754	27,703,639
See accompanying Notes, which are an integral part of the Financial Statements.
26

Mid-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$99.83	$86.36	$70.68	$100.07	$83.37
Investment Operations
Net Investment Income[1]	.566	.543	.528	.444	.229
Net Realized and Unrealized Gain (Loss) on Investments	9.963	13.483	15.674	(29.381)	16.697
Total from Investment Operations	10.529	14.026	16.202	(28.937)	16.926
Distributions
Dividends from Net Investment Income	(.569)	(.556)	(.522)	(.453)	(.226)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.569)	(.556)	(.522)	(.453)	(.226)
Net Asset Value, End of Period	$109.79	$99.83	$86.36	$70.68	$100.07
Total Return[2]	10.55%	16.27%	22.99%	-28.93%	20.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41	$49	$49	$46	$86
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%[3]	0.19%
Ratio of Net Investment Income to Average Net Assets	0.53%	0.59%	0.68%	0.57%	0.25%
Portfolio Turnover Rate[4]	17%	21%	14%	22%	25%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Mid-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$253.85	$219.60	$179.73	$254.49	$212.00
Investment Operations
Net Investment Income[1]	1.793	1.691	1.601	1.405	.870
Net Realized and Unrealized Gain (Loss) on Investments	25.318	34.261	39.835	(74.767)	42.479
Total from Investment Operations	27.111	35.952	41.436	(73.362)	43.349
Distributions
Dividends from Net Investment Income	(1.791)	(1.702)	(1.566)	(1.398)	(.859)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.791)	(1.702)	(1.566)	(1.398)	(.859)
Net Asset Value, End of Period	$279.17	$253.85	$219.60	$179.73	$254.49
Total Return	10.69%	16.41%	23.14%	-28.84%	20.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,882	$15,144	$11,851	$9,313	$12,798
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	0.66%	0.72%	0.81%	0.72%	0.37%
Portfolio Turnover Rate[3]	17%	21%	14%	22%	25%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Mid-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$109.27	$94.53	$77.37	$109.55	$91.26
Investment Operations
Net Investment Income[1]	.771	.722	.684	.602	.373
Net Realized and Unrealized Gain (Loss) on Investments	10.900	14.750	17.150	(32.180)	18.287
Total from Investment Operations	11.671	15.472	17.834	(31.578)	18.660
Distributions
Dividends from Net Investment Income	(.771)	(.732)	(.674)	(.602)	(.370)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.771)	(.732)	(.674)	(.602)	(.370)
Net Asset Value, End of Period	$120.17	$109.27	$94.53	$77.37	$109.55
Total Return[2]	10.69%	16.41%	23.14%	-28.84%	20.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,990	$12,511	$11,104	$9,124	$12,797
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	0.66%	0.71%	0.81%	0.71%	0.37%
Portfolio Turnover Rate[4]	17%	21%	14%	22%	25%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Mid-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open total return swap contracts at December 31, 2025.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
30

Mid-Cap Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $763,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
31

Mid-Cap Growth Index Fund
At December 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	2,506,478
Total Distributable Earnings (Loss)	(2,506,478)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,346
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	9,780,535
Capital Loss Carryforwards	(6,134,073)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	3,647,808
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	200,665	183,722
Long-Term Capital Gains	—	—
Total	200,665	183,722
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	22,170,778
Gross Unrealized Appreciation	10,825,862
Gross Unrealized Depreciation	(1,045,327)
Net Unrealized Appreciation (Depreciation)	9,780,535
E.  During the year ended December 31, 2025, the fund purchased $5,601,521,000 of investment securities and sold $5,233,963,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,553,247,000 and $4,420,536,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $792,335,000 and sales were $2,721,365,000, resulting in net realized loss of $538,216,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
32

Mid-Cap Growth Index Fund
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	8,390	79	7,979	86
Issued in Lieu of Cash Distributions	241	2	290	3
Redeemed	(21,441)	(199)	(15,997)	(172)
Net Increase (Decrease)—Investor Shares	(12,810)	(118)	(7,728)	(83)
ETF Shares
Issued	5,621,996	20,720	5,430,927	22,367
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,392,032)	(16,325)	(4,046,685)	(16,675)
Net Increase (Decrease)—ETF Shares	1,229,964	4,395	1,384,242	5,692
Admiral Shares
Issued	2,782,794	23,879	1,715,148	16,941
Issued in Lieu of Cash Distributions	79,426	667	76,156	732
Redeemed	(2,642,364)	(22,618)	(2,096,843)	(20,650)
Net Increase (Decrease)—Admiral Shares	219,856	1,928	(305,539)	(2,977)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
33

Mid-Cap Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (3.7%)
	Newmont Corp.	6,793,373	678,318
	Nucor Corp.	1,353,470	220,764
	International Paper Co.	3,287,194	129,483
	International Flavors & Fragrances Inc.	1,514,577	102,067
	Steel Dynamics Inc.	431,824	73,173
	LyondellBasell Industries NV Class A	801,457	34,703
			1,238,508
Consumer Discretionary (12.0%)
	General Motors Co.	5,807,359	472,255
*	Warner Bros Discovery Inc.	14,655,002	422,357
	Ford Motor Co.	24,363,682	319,652
	Delta Air Lines Inc.	4,064,913	282,105
	Target Corp.	2,818,835	275,541
	eBay Inc.	2,813,845	245,086
	DR Horton Inc.	1,636,294	235,675
*	United Airlines Holdings Inc.	1,940,055	216,937
	Dollar General Corp.	1,370,207	181,922
	Electronic Arts Inc.	778,510	159,073
*	Dollar Tree Inc.	1,206,266	148,383
	PulteGroup Inc.	1,213,361	142,279
	Darden Restaurants Inc.	724,142	133,257
	Southwest Airlines Co.	3,219,479	133,061
	Lennar Corp. Class A	1,217,169	125,125
*	NVR Inc.	16,789	122,438
	Genuine Parts Co.	866,044	106,489
	Fox Corp. Class A	1,235,970	90,312
	Estee Lauder Cos. Inc. Class A	657,811	68,886
	Fox Corp. Class B	801,617	52,049
	News Corp. Class A	1,564,931	40,876
	Lennar Corp. Class B	122,627	11,664
	News Corp. Class B	19,716	584
			3,986,006
Consumer Staples (8.2%)
	Cencora Inc.	1,147,280	387,494
	Corteva Inc.	4,251,971	285,010
	Kroger Co.	3,712,823	231,977
	Keurig Dr Pepper Inc.	8,034,577	225,048
	Sysco Corp.	2,981,091	219,677
	Kimberly-Clark Corp.	2,065,923	208,431
	Kenvue Inc.	11,926,353	205,729
	Archer-Daniels-Midland Co.	2,991,712	171,993
	Hershey Co.	922,407	167,860
	General Mills Inc.	3,320,740	154,414
	Kraft Heinz Co.	5,158,186	125,086
	Constellation Brands Inc. Class A	871,598	120,246
	McCormick & Co. Inc. (Non-Voting)	1,576,550	107,379
	Tyson Foods Inc. Class A	1,762,125	103,296
			2,713,640
Energy (9.5%)
	SLB Ltd.	9,300,019	356,935
	Phillips 66	2,508,308	323,672
	Valero Energy Corp.	1,898,769	309,101
	Marathon Petroleum Corp.	1,871,338	304,336
	ONEOK Inc.	3,917,163	287,911
	Baker Hughes Co.	6,142,912	279,748
	Cheniere Energy Inc.	1,339,907	260,465
	Williams Cos. Inc.	3,801,222	228,491
	Occidental Petroleum Corp.	4,599,957	189,150
34

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Diamondback Energy Inc.	1,159,411	174,294
	Kinder Morgan Inc.	5,886,228	161,812
	Devon Energy Corp.	3,905,125	143,045
	Halliburton Co.	4,715,378	133,257
			3,152,217
Financials (16.3%)
	Arthur J Gallagher & Co.	1,598,647	413,714
	Allstate Corp.	1,629,036	339,084
	Nasdaq Inc.	3,199,180	310,736
	American International Group Inc.	3,359,032	287,365
	Ameriprise Financial Inc.	578,369	283,597
	MetLife Inc.	3,486,540	275,227
	Prudential Financial Inc.	2,178,867	245,951
	Hartford Insurance Group Inc.	1,734,689	239,040
	State Street Corp.	1,651,841	213,104
*	Arch Capital Group Ltd.	2,144,576	205,708
	Willis Towers Watson plc	596,076	195,871
	Fifth Third Bancorp	4,115,057	192,626
	Aflac Inc.	1,631,402	179,895
	Raymond James Financial Inc.	1,101,924	176,958
	Huntington Bancshares Inc.	9,746,378	169,100
	M&T Bank Corp.	811,792	163,560
	Cboe Global Markets Inc.	651,442	163,512
	Cincinnati Financial Corp.	971,273	158,628
	Northern Trust Corp.	1,118,446	152,769
	Citizens Financial Group Inc.	2,540,014	148,362
	Regions Financial Corp.	5,458,791	147,933
	KeyCorp	6,804,007	140,435
	T. Rowe Price Group Inc.	1,358,607	139,094
	W R Berkley Corp.	1,774,287	124,413
	Principal Financial Group Inc.	1,367,692	120,644
	Loews Corp.	1,029,325	108,398
*	Markel Group Inc.	37,291	80,163
	Corebridge Financial Inc.	863,610	26,055
	F&G Annuities & Life Inc.	16	—
			5,401,942
Health Care (6.0%)
	Becton Dickinson & Co.	1,776,816	344,827
	Cardinal Health Inc.	1,479,104	303,956
*	IQVIA Holdings Inc.	1,007,146	227,021
	GE HealthCare Technologies Inc.	2,693,974	220,960
	Humana Inc.	748,731	191,772
*	Biogen Inc.	913,265	160,726
	Labcorp Holdings Inc.	516,082	129,475
	Quest Diagnostics Inc.	692,521	120,173
	Zimmer Biomet Holdings Inc.	1,233,765	110,940
	STERIS plc	305,508	77,452
*	Centene Corp.	1,529,916	62,956
*	Medline Inc. Class A	1,281,772	53,834
			2,004,092
Industrials (17.3%)
	CRH plc	4,170,793	520,515
	Cummins Inc.	859,312	438,636
	PACCAR Inc.	3,269,522	358,045
	L3Harris Technologies Inc.	1,164,462	341,851
	United Rentals Inc.	396,115	320,584
	Ferguson Enterprises Inc.	1,220,010	271,611
	Carrier Global Corp.	4,980,777	263,184
	Johnson Controls International plc	1,902,219	227,791
	Westinghouse Air Brake Technologies Corp.	1,064,262	227,167
*	Fiserv Inc.	3,348,308	224,906
*	Keysight Technologies Inc.	1,065,775	216,555
	Fidelity National Information Services Inc.	3,223,801	214,254
	Otis Worldwide Corp.	2,426,112	211,921
	FedEx Corp.	661,020	190,942
	Synchrony Financial	2,242,236	187,070
	PayPal Holdings Inc.	2,912,353	170,023
	Dover Corp.	853,834	166,703
35

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	PPG Industries Inc.	1,396,981	143,135
	Rockwell Automation Inc.	349,462	135,965
	Expeditors International of Washington Inc.	834,362	124,328
	Packaging Corp. of America	560,143	115,518
	Global Payments Inc.	1,473,839	114,075
	Snap-on Inc.	323,771	111,571
	Fortive Corp.	1,977,321	109,168
	Ingersoll Rand Inc.	1,229,835	97,427
	Hubbell Inc. Class B	165,410	73,460
*	Trimble Inc.	740,622	58,028
	Dow Inc.	2,196,760	51,360
	Jacobs Solutions Inc.	369,626	48,961
	TransUnion	302,244	25,917
			5,760,671
Real Estate (6.4%)
	Digital Realty Trust Inc.	2,138,395	330,831
*	CBRE Group Inc. Class A	1,852,589	297,878
	Public Storage	983,073	255,107
	Crown Castle Inc.	2,710,949	240,922
	VICI Properties Inc. Class A	6,653,655	187,101
	Simon Property Group Inc.	965,361	178,698
	AvalonBay Communities Inc.	881,496	159,824
	Equity Residential	2,250,182	141,851
	Invitation Homes Inc.	3,625,524	100,753
	Iron Mountain Inc.	874,064	72,504
	Weyerhaeuser Co.	2,243,880	53,158
	Essex Property Trust Inc.	200,479	52,461
	Mid-America Apartment Communities Inc.	364,478	50,630
			2,121,718
Technology (8.7%)
	Corning Inc.	4,803,546	420,599
	TE Connectivity plc	1,831,415	416,665
	Western Digital Corp.	2,128,404	366,660
	Cognizant Technology Solutions Corp. Class A	3,004,690	249,389
	Hewlett Packard Enterprise Co.	8,213,989	197,300
	Roper Technologies Inc.	335,068	149,149
*	ON Semiconductor Corp.	2,504,911	135,641
*	Zoom Communications Inc.	1,570,649	135,531
	NetApp Inc.	1,210,632	129,647
	HP Inc.	5,818,828	129,644
*	Strategy Inc.	833,290	126,618
	SS&C Technologies Holdings Inc.	1,291,306	112,886
	CDW Corp.	810,500	110,390
	Leidos Holdings Inc.	397,967	71,793
	Qnity Electronics Inc.	651,981	53,234
	Gen Digital Inc.	1,728,018	46,985
*	Gartner Inc.	106,578	26,888
			2,879,019
Telecommunications (0.3%)
*	Charter Communications Inc. Class A	523,774	109,338
Utilities (11.4%)
	Dominion Energy Inc.	5,315,800	311,453
	Exelon Corp.	6,284,478	273,940
	Xcel Energy Inc.	3,682,453	271,986
	Entergy Corp.	2,780,152	256,969
	Public Service Enterprise Group Inc.	3,107,350	249,520
	Consolidated Edison Inc.	2,246,905	223,163
	PG&E Corp.	13,325,255	214,137
	WEC Energy Group Inc.	2,025,044	213,561
	Sempra	2,031,543	179,365
	Ameren Corp.	1,683,990	168,163
	American Water Works Co. Inc.	1,214,621	158,508
	Eversource Energy	2,335,650	157,259
	CenterPoint Energy Inc.	4,064,307	155,826
	PPL Corp.	4,374,762	153,204
	FirstEnergy Corp.	3,413,111	152,805
	Edison International	2,395,377	143,771
36

Mid-Cap Value Index Fund
	Shares	Market Value• ($000)
DTE Energy Co.	1,098,980	141,746
CMS Energy Corp.	1,894,511	132,483
Alliant Energy Corp.	1,600,279	104,034
NiSource Inc.	1,485,363	62,029
Evergy Inc.	715,171	51,843
		3,775,765
Total Common Stocks (Cost $23,010,956)		33,142,916
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 3.780% (Cost $20,945)	209,494	20,949
Total Investments (99.9%) (Cost $23,031,901)		33,163,865
Other Assets and Liabilities—Net (0.1%)		30,959
Net Assets (100%)		33,194,824
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	21	7,237	30
E-mini S&P Mid-Cap 400 Index	March 2026	54	17,956	(198)
				(168)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
M&T Bank Corp.	8/31/2026	BANA	30,056	(3.640)	—	(630)
NetApp Inc.	8/31/2026	BANA	2,475	(4.320)	—	(77)
United Airlines Holdings Inc.	8/31/2026	BANA	11,404	(3.640)	—	(224)
					—	(931)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
37

Mid-Cap Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $23,010,956)	33,142,916
Affiliated Issuers (Cost $20,945)	20,949
Total Investments in Securities	33,163,865
Investment in Vanguard	774
Cash	145
Cash Collateral Pledged—Futures Contracts	1,740
Cash Collateral Pledged—Over-the-Counter Swap Contracts	640
Receivables for Investment Securities Sold	888
Receivables for Accrued Income	48,064
Receivables for Capital Shares Issued	15,577
Total Assets	33,231,693
Liabilities
Payables for Investment Securities Purchased	125
Payables for Capital Shares Redeemed	34,526
Payables to Vanguard	1,030
Variation Margin Payable—Futures Contracts	257
Unrealized Depreciation—Over-the-Counter Swap Contracts	931
Total Liabilities	36,869
Net Assets	33,194,824
At December 31, 2025, net assets consisted of:

Paid-in Capital	28,868,592
Total Distributable Earnings (Loss)	4,326,232
Net Assets	33,194,824

Investor Shares—Net Assets
Applicable to 438,204 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,593
Net Asset Value Per Share—Investor Shares	$69.81

ETF Shares—Net Assets
Applicable to 113,998,442 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,211,314
Net Asset Value Per Share—ETF Shares	$177.29

Admiral™ Shares—Net Assets
Applicable to 141,029,040 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,952,917
Net Asset Value Per Share—Admiral Shares	$91.85
See accompanying Notes, which are an integral part of the Financial Statements.
38

Mid-Cap Value Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends	721,207
Interest[1]	1,032
Securities Lending—Net	105
Total Income	722,344
Expenses
The Vanguard Group—Note B
Investment Advisory Services	615
Management and Administrative—Investor Shares	58
Management and Administrative—ETF Shares	10,721
Management and Administrative—Admiral Shares	7,729
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	742
Marketing and Distribution—Admiral Shares	613
Custodian Fees	131
Auditing Fees	36
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	800
Shareholders’ Reports and Proxy Fees—Admiral Shares	248
Trustees’ Fees and Expenses	18
Other Expenses	26
Total Expenses	21,740
Net Investment Income	700,604
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,221,944
Futures Contracts	3,329
Swap Contracts	(8,118)
Realized Net Gain (Loss)	1,217,155
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,668,676
Futures Contracts	(74)
Swap Contracts	2,625
Change in Unrealized Appreciation (Depreciation)	1,671,227
Net Increase (Decrease) in Net Assets Resulting from Operations	3,588,986
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $893, $2, and ($5), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,855,558 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	700,604	625,792
Realized Net Gain (Loss)	1,217,155	1,352,540
Change in Unrealized Appreciation (Depreciation)	1,671,227	1,796,936
Net Increase (Decrease) in Net Assets Resulting from Operations	3,588,986	3,775,268
Distributions
Investor Shares	(676)	(750)
ETF Shares	(409,103)	(364,511)
Admiral Shares	(281,315)	(270,426)
Total Distributions	(691,094)	(635,687)
Capital Share Transactions
Investor Shares	(7,887)	(7,884)
ETF Shares	1,116,148	(735,067)
Admiral Shares	(915,420)	(624,173)
Net Increase (Decrease) from Capital Share Transactions	192,841	(1,367,124)
Total Increase (Decrease)	3,090,733	1,772,457
Net Assets
Beginning of Period	30,104,091	28,331,634
End of Period	33,194,824	30,104,091
See accompanying Notes, which are an integral part of the Financial Statements.
40

Mid-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$63.69	$57.07	$53.27	$59.16	$46.83
Investment Operations
Net Investment Income[1]	1.395	1.226	1.202	1.129	1.006
Net Realized and Unrealized Gain (Loss) on Investments	6.109	6.664	3.830	(5.876)	12.311
Total from Investment Operations	7.504	7.890	5.032	(4.747)	13.317
Distributions
Dividends from Net Investment Income	(1.384)	(1.270)	(1.232)	(1.143)	(.987)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.384)	(1.270)	(1.232)	(1.143)	(.987)
Net Asset Value, End of Period	$69.81	$63.69	$57.07	$53.27	$59.16
Total Return[2]	11.91%	13.89%	9.62%	-8.00%	28.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31	$36	$39	$45	$57
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%[3]	0.19%[3]	0.19%
Ratio of Net Investment Income to Average Net Assets	2.13%	1.99%	2.24%	2.05%	1.83%
Portfolio Turnover Rate[4]	23%	19%	22%	18%	17%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
41

Mid-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$161.74	$144.93	$135.28	$150.26	$118.93
Investment Operations
Net Investment Income[1]	3.776	3.339	3.249	3.091	2.744
Net Realized and Unrealized Gain (Loss) on Investments	15.495	16.887	9.695	(14.996)	31.258
Total from Investment Operations	19.271	20.226	12.944	(11.905)	34.002
Distributions
Dividends from Net Investment Income	(3.721)	(3.416)	(3.294)	(3.075)	(2.672)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.721)	(3.416)	(3.294)	(3.075)	(2.672)
Net Asset Value, End of Period	$177.29	$161.74	$144.93	$135.28	$150.26
Total Return	12.05%	14.03%	9.77%	-7.88%	28.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,211	$17,374	$16,320	$15,995	$16,086
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.26%	2.13%	2.38%	2.22%	1.96%
Portfolio Turnover Rate[3]	23%	19%	22%	18%	17%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
42

Mid-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$83.79	$75.08	$70.08	$77.84	$61.61
Investment Operations
Net Investment Income[1]	1.947	1.727	1.677	1.586	1.413
Net Realized and Unrealized Gain (Loss) on Investments	8.040	8.753	5.030	(7.753)	16.201
Total from Investment Operations	9.987	10.480	6.707	(6.167)	17.614
Distributions
Dividends from Net Investment Income	(1.927)	(1.770)	(1.707)	(1.593)	(1.384)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.927)	(1.770)	(1.707)	(1.593)	(1.384)
Net Asset Value, End of Period	$91.85	$83.79	$75.08	$70.08	$77.84
Total Return[2]	12.05%	14.03%	9.76%	-7.90%	28.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,953	$12,694	$11,972	$11,740	$13,218
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.26%	2.13%	2.37%	2.19%	1.95%
Portfolio Turnover Rate[4]	23%	19%	22%	18%	17%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Mid-Cap Value Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
44

Mid-Cap Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $774,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
45

Mid-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	33,142,916	—	—	33,142,916
Temporary Cash Investments	20,949	—	—	20,949
Total	33,163,865	—	—	33,163,865

Derivative Financial Instruments
Assets
Futures Contracts[1]	30	—	—	30
Liabilities
Futures Contracts[1]	(198)	—	—	(198)
Swap Contracts	—	(931)	—	(931)
Total	(198)	(931)	—	(1,129)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	1,856,492
Total Distributable Earnings (Loss)	(1,856,492)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10,499
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	10,114,353
Capital Loss Carryforwards	(5,798,620)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	4,326,232
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	691,094	635,687
Long-Term Capital Gains	—	—
Total	691,094	635,687
*	Includes short-term capital gains, if any.
46

Mid-Cap Value Index Fund
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	23,049,512
Gross Unrealized Appreciation	10,917,597
Gross Unrealized Depreciation	(803,244)
Net Unrealized Appreciation (Depreciation)	10,114,353
E.  During the year ended December 31, 2025, the fund purchased $7,221,516,000 of investment securities and sold $7,939,316,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $4,990,734,000 and $4,033,035,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $1,255,363,000 and sales were $2,386,228,000, resulting in net realized loss of $461,238,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	2,811	43	4,148	67
Issued in Lieu of Cash Distributions	676	10	750	12
Redeemed	(11,374)	(173)	(12,782)	(210)
Net Increase (Decrease)—Investor Shares	(7,887)	(120)	(7,884)	(131)
ETF Shares
Issued	5,280,672	31,602	2,878,760	18,535
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,164,524)	(25,025)	(3,613,827)	(23,725)
Net Increase (Decrease)—ETF Shares	1,116,148	6,577	(735,067)	(5,190)
Admiral Shares
Issued	1,595,335	18,567	1,652,569	20,386
Issued in Lieu of Cash Distributions	251,967	2,881	243,339	2,973
Redeemed	(2,762,722)	(31,924)	(2,520,081)	(31,315)
Net Increase (Decrease)—Admiral Shares	(915,420)	(10,476)	(624,173)	(7,956)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
47

Mid-Cap Value Index Fund
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
48

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund
Opinions on the Financial Statements
 We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
49

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Mid-Cap Index Fund	83.9%
Mid-Cap Growth Index Fund	71.2
Mid-Cap Value Index Fund	90.3
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
Fund	($000)
Mid-Cap Index Fund	2,681,612
Mid-Cap Growth Index Fund	162,344
Mid-Cap Value Index Fund	653,938
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Mid-Cap Index Fund	10,398
Mid-Cap Growth Index Fund	937
Mid-Cap Value Index Fund	492
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for the fiscal year.
Fund	($000)
Mid-Cap Index Fund	331,227
Mid-Cap Growth Index Fund	38,321
Mid-Cap Value Index Fund	37,157

Q8320 022026
50

Financial Statements
For the year ended December 31, 2025
Vanguard Total Stock Market Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	68
Tax information	69

Total Stock Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.5%)
	Linde plc	14,659,362	6,250,605
	Newmont Corp.	34,278,933	3,422,751
	Freeport-McMoRan Inc.	45,107,812	2,291,026
	Ecolab Inc.	8,003,969	2,101,202
	Air Products and Chemicals Inc.	6,985,415	1,725,537
	Fastenal Co.	36,015,824	1,445,315
	Nucor Corp.	6,825,450	1,113,299
	Steel Dynamics Inc.	4,352,683	737,562
	International Paper Co.	16,628,623	655,001
	Royal Gold Inc.	2,653,385	589,821
	Albemarle Corp.	3,709,359	524,652
	International Flavors & Fragrances Inc.	7,643,645	515,105
	Reliance Inc.	1,635,013	472,306
	Carpenter Technology Corp.	1,493,614	470,249
*	RBC Bearings Inc.	994,756	446,078
	Avery Dennison Corp.	2,416,768	439,562
	Alcoa Corp.	8,166,730	433,980
	Mueller Industries Inc.	3,465,683	397,860
	Hecla Mining Co.	20,092,356	385,572
	CF Industries Holdings Inc.	4,892,083	378,354
	LyondellBasell Industries NV Class A	8,113,167	351,300
*	Coeur Mining Inc.	18,260,100	325,578
*,1	MP Materials Corp.	5,020,434	253,632
*	Solstice Advanced Materials Inc.	5,004,303	243,109
	Mosaic Co.	9,993,199	240,736
	Commercial Metals Co.	3,466,753	239,969
*	Cleveland-Cliffs Inc.	17,964,588	238,570
	Eastman Chemical Co.	3,546,929	226,400
	Hexcel Corp.	2,510,979	185,561
	Element Solutions Inc.	7,268,862	181,649
*	Uranium Energy Corp.	15,229,326	177,879
	NewMarket Corp.	251,763	173,027
	Timken Co.	1,982,192	166,762
	UFP Industries Inc.	1,814,325	165,194
	Balchem Corp.	1,022,356	156,789
	Celanese Corp.	3,470,086	146,715
	Sensient Technologies Corp.	1,346,391	126,493
*	Perimeter Solutions Inc.	4,381,754	120,630
	Cabot Corp.	1,675,634	111,061
*,1	Energy Fuels Inc.	6,935,941	100,849
	Westlake Corp.	1,226,871	90,715
	Avient Corp.	2,900,803	90,621
	Ashland Inc.	1,441,453	84,570
	Hawkins Inc.	591,422	84,017
	Scotts Miracle-Gro Co.	1,369,538	79,913
	Materion Corp.	621,199	77,227
	Olin Corp.	3,647,113	75,969
*	Century Aluminum Co.	1,786,256	69,986
*	Ingevity Corp.	1,148,274	67,955
	Minerals Technologies Inc.	995,321	60,665
	Quaker Chemical Corp.	441,067	60,563
	Innospec Inc.	784,022	60,009
	Chemours Co.	4,769,519	56,233
	Kaiser Aluminum Corp.	486,168	55,841
*	Ivanhoe Electric Inc.	3,490,396	55,777
	FMC Corp.	3,962,142	54,955
	Huntsman Corp.	5,279,356	52,794
	Sylvamo Corp.	1,080,233	52,013
*,1	USA Rare Earth Inc.	3,515,100	41,830
	Worthington Steel Inc.	1,200,220	41,552
1

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Hycroft Mining Holding Corp. Class A	1,662,732	39,523
*	Ecovyst Inc.	3,582,068	34,854
*,1	i-80 Gold Corp.	22,976,735	33,546
	Stepan Co.	681,056	32,255
*	Compass Minerals International Inc.	1,297,792	25,489
	Ryerson Holding Corp.	859,289	21,620
	Mativ Holdings Inc.	1,712,098	20,802
*	Metallus Inc.	1,120,247	19,223
*,1	United States Antimony Corp.	3,739,500	18,772
*	Idaho Strategic Resources Inc.	465,376	18,755
*	NWPX Infrastructure Inc.	291,591	18,222
*,1	ASP Isotopes Inc.	3,354,965	17,949
*	Magnera Corp.	1,107,017	16,760
	Koppers Holdings Inc.	598,437	16,206
*	Dakota Gold Corp.	2,823,438	16,037
	Tronox Holdings plc	3,732,772	15,566
*,1	Ur-Energy Inc.	10,868,629	15,107
	AdvanSix Inc.	795,399	13,760
	Olympic Steel Inc.	315,667	13,506
*	LSB Industries Inc.	1,580,946	13,438
*,1	American Battery Technology Co.	3,946,102	13,180
*	Rayonier Advanced Materials Inc.	1,977,844	11,650
*	Contango ORE Inc.	397,928	10,509
*,1	GrafTech International Ltd.	665,308	10,319
*	Intrepid Potash Inc.	369,074	10,234
*	Clearwater Paper Corp.	488,515	8,500
*	Perma-Pipe International Holdings Inc.	225,099	6,834
*	Alto Ingredients Inc.	2,230,593	6,424
*,1	US Gold Corp.	322,120	6,252
*	Tredegar Corp.	821,694	5,900
*	Comstock Inc.	1,503,633	5,654
*	Ascent Industries Co.	264,251	4,278
	Friedman Industries Inc.	204,984	4,200
*	American Vanguard Corp.	796,895	3,044
*	Gold Resource Corp.	3,630,850	3,006
	Omega Flex Inc.	90,691	2,670
	Northern Technologies International Corp.	296,283	2,320
*	Ampco-Pittsburgh Corp.	427,607	2,279
*	Paramount Gold Nevada Corp.	1,681,688	2,119
*,1	Westwater Resources Inc.	2,435,669	1,827
	Flexible Solutions International Inc.	270,455	1,819
*	NN Inc.	1,382,782	1,770
*	Unifi Inc.	471,568	1,650
*	CPS Technologies Corp.	402,526	1,244
*	Culp Inc.	335,090	1,193
*,1	Solesence Inc.	597,505	953
*	TechPrecision Corp.	178,984	864
*	Origin Materials Inc.	3,290,538	697
*,1	5E Advanced Materials Inc.	199,643	609
*,1	LanzaTech Global Inc.	42,232	581
*	Senestech Inc.	1,900	4
*,1,2	American Infrastructure Corp.	373,321	2
*,1,2	ReElement Technologies Corp.	696,874	—
			30,594,920
Consumer Discretionary (13.9%)
*	Amazon.com Inc.	302,245,974	69,764,416
*	Tesla Inc.	88,808,633	39,939,018
	Walmart Inc.	137,751,731	15,346,920
*	Netflix Inc.	133,117,635	12,481,109
	Costco Wholesale Corp.	13,919,809	12,003,608
	Home Depot Inc.	31,265,309	10,758,393
	McDonald's Corp.	22,369,030	6,836,647
	Walt Disney Co.	56,068,878	6,378,956
	Booking Holdings Inc.	1,012,456	5,422,036
	TJX Cos. Inc.	34,941,692	5,367,393
*	Uber Technologies Inc.	65,273,650	5,333,510
	Lowe's Cos. Inc.	17,615,353	4,248,119
	Starbucks Corp.	35,722,133	3,008,161
*	O'Reilly Automotive Inc.	26,516,653	2,418,584
2

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	General Motors Co.	29,300,611	2,382,726
	NIKE Inc. Class B	37,345,637	2,379,291
	Royal Caribbean Cruises Ltd.	7,704,850	2,149,037
*	Warner Bros Discovery Inc.	73,945,048	2,131,096
	Hilton Worldwide Holdings Inc.	7,299,215	2,096,700
	Marriott International Inc. Class A	6,743,046	2,091,963
	Ross Stores Inc.	10,214,404	1,840,023
*	Carvana Co.	4,221,009	1,781,350
*	AutoZone Inc.	522,638	1,772,527
*	Airbnb Inc. Class A	12,020,265	1,631,390
	Ford Motor Co.	123,099,864	1,615,070
	Electronic Arts Inc.	7,853,987	1,604,805
*	ROBLOX Corp. Class A	19,565,382	1,585,383
*	Chipotle Mexican Grill Inc.	41,551,451	1,537,404
	Delta Air Lines Inc.	20,483,286	1,421,540
*	Take-Two Interactive Software Inc.	5,521,553	1,413,683
	Target Corp.	14,231,833	1,391,162
	Yum! Brands Inc.	8,704,765	1,316,857
	eBay Inc.	14,208,054	1,237,522
	DR Horton Inc.	8,270,679	1,191,226
*	United Airlines Holdings Inc.	10,273,585	1,148,792
*	Copart Inc.	27,403,571	1,072,850
*	Flutter Entertainment plc	4,953,641	1,065,231
	Expedia Group Inc.	3,675,563	1,041,324
	Garmin Ltd.	5,126,868	1,039,985
*	Carnival Corp.	33,093,177	1,010,666
	Dollar General Corp.	6,901,046	916,252
*	Ulta Beauty Inc.	1,406,477	850,933
	Tractor Supply Co.	16,592,008	829,766
	Tapestry Inc.	6,430,183	821,584
	Omnicom Group Inc.	10,014,778	808,693
*	Dollar Tree Inc.	6,086,269	748,672
*	Live Nation Entertainment Inc.	5,168,266	736,478
	PulteGroup Inc.	6,124,487	718,157
*	Lululemon Athletica Inc.	3,383,248	703,073
	Estee Lauder Cos. Inc. Class A	6,642,794	695,633
*	Liberty Media Corp.-Liberty Formula One Class C	6,997,862	689,359
	Southwest Airlines Co.	16,269,903	672,435
	Darden Restaurants Inc.	3,643,360	670,451
	Williams-Sonoma Inc.	3,750,629	669,825
	Las Vegas Sands Corp.	9,561,075	622,330
*	NVR Inc.	84,575	616,786
	RB Global Inc.	5,851,640	601,958
	Rollins Inc.	9,929,285	595,956
	Lennar Corp. Class A	5,723,893	588,416
*	Rivian Automotive Inc. Class A	28,907,405	569,765
*	Burlington Stores Inc.	1,970,109	569,066
	Somnigroup International Inc.	6,282,237	560,878
*	DraftKings Inc. Class A	15,666,143	539,855
	Genuine Parts Co.	4,382,446	538,866
*	Trade Desk Inc. Class A	13,839,570	525,350
*	Aptiv plc	6,784,331	516,220
*	Deckers Outdoor Corp.	4,576,349	474,430
	Fox Corp. Class A	6,169,195	450,783
	Best Buy Co. Inc.	6,259,200	418,928
	TKO Group Holdings Inc. Class A	1,986,644	415,209
	Ralph Lauren Corp.	1,157,153	409,181
	Toll Brothers Inc.	3,014,415	407,609
	Domino's Pizza Inc.	950,167	396,049
	Dick's Sporting Goods Inc.	1,972,746	390,545
*	BJ's Wholesale Club Holdings Inc.	4,112,616	370,259
	Hasbro Inc.	4,405,652	361,263
	News Corp. Class A	13,435,017	350,923
	Texas Roadhouse Inc. Class A	2,090,289	346,988
	New York Times Co. Class A	4,844,845	336,329
	Service Corp. International	4,213,997	328,565
*	Five Below Inc.	1,737,945	327,359
*	Wayfair Inc. Class A	3,197,451	321,056
*	American Airlines Group Inc.	20,875,367	320,019
*	Norwegian Cruise Line Holdings Ltd.	14,265,433	318,404
3

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Aramark	8,265,375	304,662
	BorgWarner Inc.	6,694,972	301,675
	Wynn Resorts Ltd.	2,458,441	295,824
*	Planet Fitness Inc. Class A	2,604,947	282,559
	Fox Corp. Class B	4,123,476	267,737
*,1	GameStop Corp. Class A	12,689,464	254,804
	Lithia Motors Inc. Class A	760,671	252,794
	Pool Corp.	1,060,380	242,562
	LKQ Corp.	7,973,085	240,787
*	Dutch Bros Inc. Class A	3,801,820	232,747
*	Lyft Inc. Class A	11,930,295	231,090
*	AutoNation Inc.	1,088,496	224,753
	VF Corp.	12,350,808	223,303
*	Chewy Inc. Class A	6,717,515	222,014
*	MGM Resorts International	6,014,303	219,462
	Murphy USA Inc.	528,882	213,414
*	Ollie's Bargain Outlet Holdings Inc.	1,935,775	212,180
	Churchill Downs Inc.	1,861,510	211,803
[1]	Wingstop Inc.	880,851	210,074
*	Duolingo Inc. Class A	1,190,140	208,870
*	Floor & Decor Holdings Inc. Class A	3,404,022	207,271
[1]	Hyatt Hotels Corp. Class A	1,252,994	200,880
*	Brinker International Inc.	1,394,147	200,088
	Gap Inc.	7,644,416	195,697
*	Mattel Inc.	9,723,700	192,918
*	Abercrombie & Fitch Co. Class A	1,480,498	186,350
	Lear Corp.	1,611,592	184,688
	Nexstar Media Group Inc. Class A	907,679	184,304
*	Alaska Air Group Inc.	3,639,856	183,085
*,1	Cava Group Inc.	3,115,227	182,833
*	Bright Horizons Family Solutions Inc.	1,799,830	182,503
*	CarMax Inc.	4,611,524	178,189
	Wyndham Hotels & Resorts Inc.	2,341,036	176,889
*	SiteOne Landscape Supply Inc.	1,408,854	175,487
	Macy's Inc.	7,921,956	174,679
	H&R Block Inc.	3,953,204	172,281
*	Boot Barn Holdings Inc.	966,898	170,629
*	Taylor Morrison Home Corp. Class A	2,878,773	169,473
*	Etsy Inc.	2,971,668	164,749
	Gentex Corp.	6,913,725	160,882
	Thor Industries Inc.	1,547,989	158,932
	Group 1 Automotive Inc.	396,439	155,919
	Vail Resorts Inc.	1,129,869	150,047
*	Urban Outfitters Inc.	1,978,495	148,902
*	QuantumScape Corp. Class A	14,194,085	147,902
*	Grand Canyon Education Inc.	887,710	147,635
*	Asbury Automotive Group Inc.	620,112	144,195
*	Madison Square Garden Sports Corp.	553,158	143,074
*	Cavco Industries Inc.	241,381	142,593
	Boyd Gaming Corp.	1,662,848	141,741
*	Caesars Entertainment Inc.	6,027,834	140,991
	U-Haul Holding Co. (XNYS)	2,996,116	140,038
*	Champion Homes Inc.	1,639,811	138,564
	Travel + Leisure Co.	1,945,915	137,245
*	Victoria's Secret & Co.	2,526,233	136,846
	Meritage Homes Corp.	2,077,266	136,684
*	elf Beauty Inc.	1,782,304	135,526
	Atmus Filtration Technologies Inc.	2,595,846	134,750
	Warner Music Group Corp. Class A	4,373,584	134,138
[1]	Paramount Skydance Corp. Class B	9,954,079	133,385
*	Liberty Live Holdings Inc. Class C	1,600,882	133,129
*	Crocs Inc.	1,554,769	132,964
*	Laureate Education Inc.	3,939,518	132,644
*	Frontdoor Inc.	2,293,251	132,298
	Bath & Body Works Inc.	6,433,506	129,185
*	SkyWest Inc.	1,268,770	127,397
[1]	Whirlpool Corp.	1,761,719	127,090
	American Eagle Outfitters Inc.	4,714,160	124,312
*	Valvoline Inc.	4,009,630	116,520
	Sirius XM Holdings Inc.	5,824,118	116,453
4

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Adtalem Global Education Inc.	1,084,814	112,246
*	Life Time Group Holdings Inc.	4,181,531	111,145
	Graham Holdings Co. Class B	101,016	110,976
*	YETI Holdings Inc.	2,451,139	108,267
	Polaris Inc.	1,697,504	107,367
	Kontoor Brands Inc.	1,752,357	107,052
*	Dorman Products Inc.	868,189	106,952
	Academy Sports & Outdoors Inc.	2,107,121	105,272
	Signet Jewelers Ltd.	1,237,832	102,592
	PVH Corp.	1,515,900	101,596
	Lennar Corp. Class B	1,066,340	101,430
*	M/I Homes Inc.	791,493	101,272
	PriceSmart Inc.	820,103	100,602
*	OPENLANE Inc.	3,367,544	100,285
	TEGNA Inc.	5,059,544	98,206
	KB Home	1,737,228	97,997
*	Shake Shack Inc. Class A	1,205,512	97,851
	Steven Madden Ltd.	2,286,201	95,197
	Rush Enterprises Inc. Class A	1,740,987	93,909
*	Hilton Grand Vacations Inc.	2,038,248	91,212
	LCI Industries	726,360	88,137
	Dana Inc.	3,695,222	87,798
*	Capri Holdings Ltd.	3,582,304	87,408
*	Stride Inc.	1,308,195	84,941
*	RH	473,232	84,780
	HNI Corp.	2,016,204	84,761
*	Tri Pointe Homes Inc.	2,625,899	82,637
	Visteon Corp.	865,520	82,311
	Penske Automotive Group Inc.	517,492	81,914
	Red Rock Resorts Inc. Class A	1,314,360	81,425
*,1	Sphere Entertainment Co.	832,913	79,193
[1]	Choice Hotels International Inc.	802,607	76,456
	Cinemark Holdings Inc.	3,288,176	76,417
*	Peloton Interactive Inc. Class A	12,356,357	76,115
*	Goodyear Tire & Rubber Co.	8,580,460	75,165
	Advance Auto Parts Inc.	1,897,823	74,584
	Harley-Davidson Inc.	3,609,810	73,965
	Phinia Inc.	1,154,996	72,407
[1]	Cheesecake Factory Inc.	1,414,529	71,405
*	Liberty Media Corp.-Liberty Formula One Class A	789,821	70,594
	News Corp. Class B	2,316,452	68,636
[1]	Kohl's Corp.	3,356,729	68,511
	Levi Strauss & Co. Class A	3,206,959	66,512
	Acushnet Holdings Corp.	833,116	66,499
*	Madison Square Garden Entertainment Corp. Class A	1,223,832	65,952
*	National Vision Holdings Inc.	2,545,777	65,732
*	Lionsgate Studios Corp.	7,121,028	65,015
*,1	Avis Budget Group Inc.	501,674	64,375
*	Sonos Inc.	3,622,129	63,605
*	Penn Entertainment Inc.	4,259,082	62,821
*	Atlanta Braves Holdings Inc. Class C	1,552,425	61,243
*	Green Brick Partners Inc.	950,240	59,542
	Marriott Vacations Worldwide Corp.	987,515	56,970
[1]	Dillard's Inc. Class A	91,795	55,659
*	Rush Street Interactive Inc.	2,860,263	55,575
	Perdoceo Education Corp.	1,849,554	54,247
	Strategic Education Inc.	671,807	53,879
*	TripAdvisor Inc.	3,672,481	53,471
*	Knowles Corp.	2,472,708	52,990
*	RealReal Inc.	3,328,563	52,525
*	Topgolf Callaway Brands Corp.	4,457,946	52,024
	Buckle Inc.	963,254	51,457
*	Liberty Live Holdings Inc. Class A	626,067	51,024
	Century Communities Inc.	845,977	50,209
	Newell Brands Inc.	13,297,471	49,467
	La-Z-Boy Inc.	1,300,304	48,462
	Worthington Enterprises Inc.	939,561	48,453
	Interface Inc. Class A	1,734,164	48,418
	Interparfums Inc.	554,397	47,030
*	Central Garden & Pet Co. Class A	1,608,838	46,962
5

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Wolverine World Wide Inc.	2,575,144	46,739
*,1	Lucid Group Inc. Class A	4,271,960	45,155
	Leggett & Platt Inc.	4,038,589	44,424
*	Arlo Technologies Inc.	3,161,047	44,223
*	Sally Beauty Holdings Inc.	3,081,301	43,939
*	Six Flags Entertainment Corp.	2,853,263	43,769
	Columbia Sportswear Co.	788,898	43,460
*	Allegiant Travel Co.	499,743	42,613
*	JetBlue Airways Corp.	9,134,775	41,563
*	ACV Auctions Inc. Class A	5,133,250	41,169
	Winmark Corp.	100,295	40,613
*	Universal Technical Institute Inc.	1,543,433	40,330
	Wendy's Co.	4,784,370	39,854
*,1	Global Business Travel Group I	5,070,808	38,792
	MillerKnoll Inc.	2,120,477	38,762
*	Revolve Group Inc. Class A	1,265,462	38,204
	Papa John's International Inc.	980,007	37,720
	Monarch Casino & Resort Inc.	392,957	37,606
	John Wiley & Sons Inc. Class A	1,204,661	36,899
*,1	XPEL Inc.	739,127	36,890
	Carter's Inc.	1,086,694	35,242
	PROG Holdings Inc.	1,193,178	35,187
*	Coty Inc. Class A	11,037,147	33,994
	Winnebago Industries Inc.	836,097	33,879
*	Coursera Inc.	4,547,857	33,472
	G-III Apparel Group Ltd.	1,155,765	33,471
*	Gentherm Inc.	911,105	33,137
*	United Parks & Resorts Inc.	857,530	31,128
*	Figs Inc. Class A	2,659,103	30,207
	Upbound Group Inc.	1,637,251	28,750
*	First Watch Restaurant Group Inc.	1,820,227	27,449
	Sonic Automotive Inc. Class A	440,820	27,269
*	Driven Brands Holdings Inc.	1,804,498	26,743
*	LGI Homes Inc.	619,967	26,634
*,1	AMC Entertainment Holdings Inc. Class A	16,418,730	25,613
*,1	Red Cat Holdings Inc.	3,187,686	25,278
*	BJ's Restaurants Inc.	630,779	24,853
	Standard Motor Products Inc.	673,859	24,832
*	QuinStreet Inc.	1,720,245	24,720
	Build-A-Bear Workshop Inc.	399,285	24,464
*	Sun Country Airlines Holdings Inc.	1,699,249	24,452
	Matthews International Corp. Class A	916,598	23,942
*	Under Armour Inc. Class C	4,985,270	23,929
*	Eastman Kodak Co.	2,784,208	23,554
*	Pursuit Attractions & Hospitality Inc.	692,504	23,324
*,1	Under Armour Inc. Class A	4,603,028	22,877
*	American Axle & Manufacturing Holdings Inc.	3,542,522	22,708
*	USA TODAY Co. Inc.	4,382,700	22,571
*	Fox Factory Holding Corp.	1,313,256	22,470
	Rush Enterprises Inc. Class B	391,890	22,048
*	Cars.com Inc.	1,782,439	21,746
*	Accel Entertainment Inc. Class A	1,871,121	21,350
*	Daily Journal Corp.	43,290	21,096
	Guess? Inc.	1,228,865	20,584
*	Lincoln Educational Services Corp.	843,507	20,371
*,1	Sweetgreen Inc. Class A	2,971,503	20,087
*,1	Hertz Global Holdings Inc.	3,862,369	19,853
*	ThredUp Inc. Class A	3,047,786	19,475
*	Clear Channel Outdoor Holdings Inc.	8,592,838	18,990
*	Liquidity Services Inc.	625,704	18,965
	Sinclair Inc.	1,211,210	18,532
*	American Public Education Inc.	482,308	18,231
*	Beazer Homes USA Inc.	894,375	18,129
	Gold.com Inc.	524,413	17,856
	Monro Inc.	890,712	17,850
*	Udemy Inc.	3,049,451	17,839
*	Arhaus Inc. Class A	1,590,032	17,824
	Carriage Services Inc. Class A	421,346	17,823
[1]	Cracker Barrel Old Country Store Inc.	701,412	17,816
	Camping World Holdings Inc. Class A	1,811,661	17,627
6

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Ethan Allen Interiors Inc.	756,799	17,285
*	Cooper-Standard Holdings Inc.	525,802	17,262
*	Mister Car Wash Inc.	3,058,184	17,004
	Scholastic Corp.	572,850	16,974
*	Stitch Fix Inc. Class A	3,229,525	16,955
*	Lindblad Expeditions Holdings Inc.	1,171,940	16,899
*,1	U-Haul Holding Co.	327,451	16,507
*	Sabre Corp.	11,773,726	16,012
*	Malibu Boats Inc. Class A	567,561	16,011
	Golden Entertainment Inc.	580,640	15,788
	Oxford Industries Inc.	453,127	15,497
*,1	Dream Finders Homes Inc. Class A	897,157	15,341
*	Helen of Troy Ltd.	716,786	15,232
*	MarineMax Inc.	618,428	14,985
*,1	McGraw Hill Inc.	897,538	14,809
[1]	Dine Brands Global Inc.	458,757	14,744
	Sturm Ruger & Co. Inc.	450,890	14,722
	Bloomin' Brands Inc.	2,330,978	14,382
*	iHeartMedia Inc. Class A	3,423,276	14,241
*	Hovnanian Enterprises Inc. Class A	139,128	13,571
*,1	Dave & Buster's Entertainment Inc.	818,525	13,268
	Smith & Wesson Brands Inc.	1,308,562	12,916
	Gray Media Inc.	2,639,915	12,777
	Caleres Inc.	1,044,148	12,707
*,1	Unusual Machines Inc.	984,780	12,546
	Global Industrial Co.	420,702	12,293
*	Bed Bath & Beyond Inc.	2,188,584	11,950
*,1	Frontier Group Holdings Inc.	2,515,740	11,849
*	Stagwell Inc. Class A	2,403,452	11,753
*	Savers Value Village Inc.	1,215,670	11,354
*,1	SES AI Corp. Class A	6,245,350	11,242
*	Zumiez Inc.	428,569	11,164
	Jack in the Box Inc.	587,209	11,128
	Marcus Corp.	717,486	11,128
*	Latham Group Inc.	1,738,076	11,037
*	Clean Energy Fuels Corp.	5,143,976	10,802
*,1	Black Rock Coffee Bar Inc. Class A	478,842	10,654
[1]	Krispy Kreme Inc.	2,508,861	10,086
*,1	Kura Sushi USA Inc. Class A	191,714	10,032
	Haverty Furniture Cos. Inc.	422,808	9,877
*,1	Atlanta Braves Holdings Inc. Class A	231,221	9,825
*	Strattec Security Corp.	128,836	9,810
*	Boston Omaha Corp. Class A	789,211	9,763
	Movado Group Inc.	470,691	9,706
*	MasterCraft Boat Holdings Inc.	509,017	9,626
*	Holley Inc.	2,315,540	9,563
*	Denny's Corp.	1,535,615	9,552
	Shoe Carnival Inc.	557,297	9,407
*,1	Portillo's Inc. Class A	2,033,044	9,230
*	AMC Networks Inc. Class A	951,224	9,056
*	Corsair Gaming Inc.	1,482,246	8,805
*	EW Scripps Co. Class A	2,148,548	8,573
*	Genesco Inc.	339,664	8,413
	National CineMedia Inc.	2,141,674	8,331
*	El Pollo Loco Holdings Inc.	773,548	8,091
	Arko Corp.	1,757,529	7,979
*,1	Venu Holding Corp.	939,722	7,912
[1]	Designer Brands Inc. Class A	1,050,828	7,808
*	Thryv Holdings Inc.	1,289,753	7,803
*,1	Vuzix Corp.	2,063,385	7,800
*	Biglari Holdings Inc. Class B	21,577	7,173
*,1	Bally's Corp.	431,684	7,131
	Cricut Inc. Class A	1,429,045	7,074
*	Motorcar Parts of America Inc.	554,684	6,845
	Nathan's Famous Inc.	73,133	6,843
*	Xponential Fitness Inc. Class A	826,247	6,800
*	Turtle Beach Corp.	478,037	6,707
	Rocky Brands Inc.	226,104	6,632
*	Petco Health & Wellness Co. Inc. Class A	2,321,290	6,523
*,1	Lovesac Co.	428,840	6,325
7

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Citi Trends Inc.	150,153	6,240
	Weyco Group Inc.	203,942	6,239
*	Central Garden & Pet Co.	193,051	6,207
	RCI Hospitality Holdings Inc.	250,737	5,978
	Johnson Outdoors Inc. Class A	138,857	5,894
*	America's Car-Mart Inc.	228,243	5,765
*,1	Sleep Number Corp.	649,825	5,498
	Flexsteel Industries Inc.	138,551	5,471
*	Fossil Group Inc.	1,435,113	5,396
	Entravision Communications Corp. Class A	1,808,644	5,299
*,1	GoPro Inc. Class A	3,723,263	5,250
*,1	Barnes & Noble Education Inc.	570,230	5,240
*	Lands' End Inc.	353,386	5,131
	Bassett Furniture Industries Inc.	305,993	5,128
*	Legacy Housing Corp.	262,223	5,119
*	Faraday Future Intelligent Electric Inc. Class A	4,823,197	4,920
*,1	Smith Douglas Homes Corp. Class A	290,128	4,865
	CuriosityStream Inc.	1,273,155	4,838
	Starz Entertainment Corp.	412,088	4,821
*,1	Outdoor Holding Co.	2,737,910	4,682
*	Stoneridge Inc.	804,492	4,658
	Hooker Furnishings Corp.	401,540	4,533
*	KinderCare Learning Cos. Inc.	1,046,148	4,519
	JAKKS Pacific Inc.	253,563	4,280
*,1	MNTN Inc. Class A	349,586	4,174
*	Envela Corp.	308,010	4,121
	Superior Group of Cos. Inc.	423,572	4,100
	Escalade Inc.	301,969	4,074
	Hamilton Beach Brands Holding Co. Class A	244,222	4,017
*,1	OneWater Marine Inc. Class A	350,064	3,788
*	Funko Inc. Class A	1,105,137	3,757
*,1	Surf Air Mobility Inc.	1,868,172	3,624
*	American Outdoor Brands Inc.	448,329	3,466
*	European Wax Center Inc. Class A	921,643	3,318
[1]	Lucky Strike Entertainment Corp.	383,788	3,251
*	Kewaunee Scientific Corp.	84,188	3,149
*	Chegg Inc.	3,232,903	3,007
	J. Jill Inc.	216,901	2,976
	Clarus Corp.	877,623	2,940
	Marine Products Corp.	318,388	2,789
*	Legacy Education Inc.	272,331	2,775
	Virco Manufacturing Corp.	426,610	2,726
*,1	1-800-Flowers.com Inc. Class A	681,334	2,678
*,1	Full House Resorts Inc.	1,007,847	2,630
*,1	Biglari Holdings Inc. Class A	1,459	2,539
*,1	Grabagun Digital Holdings Inc.	841,871	2,534
*,1	QVC Group Inc.	230,549	2,412
*	BARK Inc.	3,987,548	2,403
[1]	Lakeland Industries Inc.	271,562	2,401
*	RideNow Group Inc. Class B	430,923	2,379
*,1	Castellum Inc.	2,189,871	1,978
*,1	Blink Charging Co.	2,957,587	1,973
*,1	NextNRG Inc.	1,320,008	1,914
	Townsquare Media Inc. Class A	366,758	1,885
*	Red Robin Gourmet Burgers Inc.	463,819	1,878
*	Traeger Inc.	1,723,554	1,861
*	Vera Bradley Inc.	745,827	1,805
*,1	Nerdy Inc.	1,728,690	1,798
*	IZEA Worldwide Inc.	406,823	1,782
*	Playstudios Inc.	2,687,599	1,751
*	Travelzoo	243,952	1,737
*,1	Cardlytics Inc.	1,505,220	1,731
*	Cato Corp. Class A	535,414	1,654
	Lifetime Brands Inc.	403,605	1,594
*	Sportsman's Warehouse Holdings Inc.	1,089,372	1,590
*	Gaia Inc. Class A	431,317	1,566
	Saga Communications Inc. Class A	131,209	1,497
*	Destination XL Group Inc.	1,599,157	1,470
	CompX International Inc.	62,638	1,458
*,1	Tilly's Inc. Class A	723,084	1,439
8

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Wheels Up Experience Inc. Class A	2,158,025	1,416
*,1	ONE Group Hospitality Inc.	803,421	1,406
*	Century Casinos Inc.	1,051,396	1,398
*	Universal Electronics Inc.	369,409	1,334
*	LiveOne Inc.	253,151	1,195
*	Purple Innovation Inc. Class A	1,610,685	1,112
*	Marchex Inc. Class B	653,901	1,085
*	Noodles & Co. Class A	1,475,501	1,042
*	Duluth Holdings Inc. Class B	477,866	994
*,1	Teads Holding Co.	1,317,141	927
*,1	GameSquare Holdings Inc.	2,395,850	922
	Crown Crafts Inc.	313,409	868
*,1	Children's Place Inc.	216,984	864
*	CarParts.com Inc.	1,693,085	847
*	Kartoon Studios Inc.	1,158,385	834
*	Cineverse Corp. Class A	391,937	827
*,1	Torrid Holdings Inc.	795,038	778
*,1	Grove Collaborative Holdings Class A	683,194	752
*,1	Lee Enterprises Inc.	155,312	744
*,1	Live Ventures Inc.	44,195	662
	Brilliant Earth Group Inc. Class A	373,042	653
*,1	Rent the Runway Inc. Class A	81,878	648
*,1	Allbirds Inc. Class A	150,702	618
*	Urban One Inc.	693,519	596
*	Harte Hanks Inc.	189,891	572
*	Reading International Inc. Class A	497,592	522
*	Koss Corp.	122,145	506
*,1	Brand House Collective Inc.	427,112	470
*,1	United Homes Group Inc. Class A	295,213	461
*	Phoenix Education Partners Inc.	14,697	445
*,1	Fluent Inc.	181,090	435
	Flanigan's Enterprises Inc.	14,413	425
*	Good Times Restaurants Inc.	343,439	416
	Jerash Holdings US Inc.	132,571	404
*	Ark Restaurants Corp.	57,309	384
*	Regis Corp.	11,750	326
*	Rave Restaurant Group Inc.	92,330	305
*	Leslie's Inc.	180,915	299
*	Stran & Co. Inc.	179,148	297
*,1	Aureus Greenway Holdings Inc.	92,413	291
*	SPAR Group Inc.	361,304	286
	Tandy Leather Factory Inc.	103,981	285
[1]	GEN Restaurant Group Inc. Class A	127,318	269
*	Inspirato Inc. Class A	64,590	269
*,1	Lulu's Fashion Lounge Holdings Inc.	41,252	215
*	Dolphin Entertainment Inc.	131,998	206
*	PodcastOne Inc.	59,206	146
*,2	Luby's Inc.	449,752	112
*	Republic Airways Holdings Inc.	5,795	106
*	flyExclusive Inc.	25,664	105
*,1	Digital Brands Group Inc.	7,947	101
*,1	Focus Universal Inc.	116,165	94
	Royalty Management Holding Corp.	25,738	80
*	Allied Gaming & Entertainment Inc.	184,779	72
*,1	FAT Brands Inc. Class A	178,246	56
*,2	SRAX Inc.	590,641	41
*	Urban One Inc. Class A	38,250	39
*	Snail Inc. Class A	30,903	27
*	FAT Brands Inc. Class B	17,429	22
*	AXIL Brands Inc.	1,986	14
*	Yunhong Green CTI Ltd.	2,146	8
*	Adapti Inc.	1,529	2
*,2	Bowl America Inc.	85,200	—
			285,433,171
Consumer Staples (3.4%)
	Procter & Gamble Co.	73,405,394	10,519,727
	Philip Morris International Inc.	48,916,441	7,846,197
	Coca-Cola Co.	108,080,752	7,555,925
	PepsiCo Inc.	42,956,382	6,165,100
9

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	McKesson Corp.	3,875,374	3,178,931
	CVS Health Corp.	39,877,047	3,164,642
	Altria Group Inc.	52,720,984	3,039,892
	Mondelez International Inc. Class A	40,575,788	2,184,195
	Colgate-Palmolive Co.	25,284,485	1,997,980
	Cencora Inc.	5,782,724	1,953,115
*	Monster Beverage Corp.	21,455,991	1,645,031
	Corteva Inc.	21,430,434	1,436,482
	Kroger Co.	18,755,631	1,171,852
	Keurig Dr Pepper Inc.	40,487,723	1,134,061
	Sysco Corp.	15,063,726	1,110,046
	Kimberly-Clark Corp.	10,399,902	1,049,246
	Kenvue Inc.	60,189,863	1,038,275
	Archer-Daniels-Midland Co.	15,135,731	870,153
	Hershey Co.	4,668,088	849,499
	General Mills Inc.	16,751,018	778,922
	Casey's General Stores Inc.	1,172,916	648,282
	Church & Dwight Co. Inc.	7,558,206	633,756
	Kraft Heinz Co.	25,928,520	628,767
	Constellation Brands Inc. Class A	4,401,442	607,223
	McCormick & Co. Inc. (Non-Voting)	7,979,586	543,490
*	US Foods Holding Corp.	6,987,256	526,280
	Tyson Foods Inc. Class A	8,865,826	519,715
	Bunge Global SA	4,855,744	432,550
*	Performance Food Group Co.	4,666,967	419,654
	Clorox Co.	3,841,724	387,361
	J M Smucker Co.	3,204,978	313,479
*	Celsius Holdings Inc.	6,086,241	278,385
	Coca-Cola Consolidated Inc.	1,775,993	272,260
	Conagra Brands Inc.	15,068,317	260,833
*	Sprouts Farmers Market Inc.	3,087,502	245,981
	Molson Coors Beverage Co. Class B	5,227,481	244,019
[1]	Brown-Forman Corp. Class B	9,122,181	237,724
	Hormel Foods Corp.	9,538,239	226,056
	Ingredion Inc.	1,960,776	216,195
	Albertsons Cos. Inc. Class A	12,055,325	206,990
	Lamb Weston Holdings Inc.	4,363,382	182,782
*	Darling Ingredients Inc.	4,981,355	179,329
	Campbell's Co.	6,147,103	171,320
*	Post Holdings Inc.	1,391,825	137,860
	Primo Brands Corp. Class A	7,663,912	125,305
	Cal-Maine Foods Inc.	1,298,467	103,319
*	BellRing Brands Inc.	3,750,642	100,255
	Marzetti Co.	608,288	100,015
*	Freshpet Inc.	1,536,130	93,596
	WD-40 Co.	424,743	83,632
*	Vita Coco Co. Inc.	1,534,314	81,334
*	Chefs' Warehouse Inc.	1,158,751	72,225
	Flowers Foods Inc.	6,063,176	65,967
	Turning Point Brands Inc.	578,015	62,657
*	United Natural Foods Inc.	1,815,576	61,130
	Pilgrim's Pride Corp.	1,499,494	58,465
*	Simply Good Foods Co.	2,876,488	57,760
	Andersons Inc.	1,019,949	54,231
*	Boston Beer Co. Inc. Class A	251,115	49,000
	J & J Snack Foods Corp.	487,937	44,095
	Energizer Holdings Inc.	2,157,077	42,904
	Fresh Del Monte Produce Inc.	1,201,399	42,806
	Spectrum Brands Holdings Inc.	698,421	41,263
*	Herbalife Ltd.	3,075,218	39,640
	Universal Corp.	734,341	38,736
	Reynolds Consumer Products Inc.	1,644,211	37,685
*	Vital Farms Inc.	1,125,385	35,945
	Brown-Forman Corp. Class A	1,327,170	34,918
	Seaboard Corp.	7,526	33,452
*	TreeHouse Foods Inc.	1,347,698	31,792
	Ingles Markets Inc. Class A	456,777	31,312
*	Grocery Outlet Holding Corp.	2,913,366	29,425
	Weis Markets Inc.	426,008	27,303
	Edgewell Personal Care Co.	1,460,363	24,899
10

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	National Beverage Corp.	716,452	22,848
	Utz Brands Inc.	2,165,171	22,474
*	Guardian Pharmacy Services Inc. Class A	743,913	22,384
	Tootsie Roll Industries Inc.	537,191	19,677
	John B Sanfilippo & Son Inc.	239,170	16,885
*	Seneca Foods Corp. Class A	144,841	16,024
	Oil-Dri Corp. of America	317,698	15,548
*	Mama's Creations Inc.	1,131,251	15,261
*	Mission Produce Inc.	1,220,282	14,155
	Nu Skin Enterprises Inc. Class A	1,465,550	14,099
	Calavo Growers Inc.	530,530	11,539
	MGP Ingredients Inc.	467,462	11,359
*,1	Beyond Meat Inc.	13,124,603	10,762
	B&G Foods Inc.	2,420,257	10,407
	Natural Grocers by Vitamin Cottage Inc.	414,490	10,383
	ACCO Brands Corp.	2,774,494	10,349
	Village Super Market Inc. Class A	273,888	9,694
*	Nature's Sunshine Products Inc.	421,191	9,089
*	Honest Co. Inc.	2,814,308	7,261
	Limoneira Co.	573,925	7,246
*	USANA Health Sciences Inc.	350,035	6,871
*,1	Westrock Coffee Co.	1,599,225	6,509
	Alico Inc.	147,868	5,379
*	Lifeway Foods Inc.	191,174	4,632
*	Olaplex Holdings Inc.	3,048,310	4,085
*,1	Beauty Health Co.	2,483,652	3,452
*	Medifast Inc.	318,980	3,407
*	Hain Celestial Group Inc.	2,832,438	3,031
*	Playboy Inc.	1,543,523	2,902
*	Zevia PBC Class A	1,163,145	2,699
*	HF Foods Group Inc.	1,214,624	2,611
*	GrowGeneration Corp.	1,687,323	2,531
*,1	BRC Inc. Class A	1,840,182	2,043
*,1	PetMed Express Inc.	602,795	1,929
[1]	Lifevantage Corp.	307,743	1,896
*,1	FitLife Brands Inc.	110,573	1,799
*,1	Cibus Inc. Class A	774,342	1,347
*,1	BranchOut Food Inc.	277,497	882
*,1	Veru Inc.	380,640	815
*	Barfresh Food Group Inc.	249,922	732
*	Farmer Bros Co.	500,967	731
	AMCON Distributing Co.	7,591	707
*	Natural Alternatives International Inc.	159,045	569
	United-Guardian Inc.	90,264	556
*	Willamette Valley Vineyards Inc.	149,173	455
*,1	Bridgford Foods Corp.	47,744	372
*	Laird Superfood Inc.	125,737	279
*,1	Local Bounti Corp.	127,432	273
*	Mannatech Inc.	31,432	259
*	Synergy CHC Corp.	50,861	95
*	Wellgistics Health Inc.	101,276	40
*	Maison Solutions Inc. Class A	75,354	24
*	iQSTEL Inc.	4,884	14
			69,255,998
Energy (3.0%)
	Exxon Mobil Corp.	132,474,550	15,941,987
	Chevron Corp.	60,082,656	9,157,198
	ConocoPhillips	38,816,965	3,633,656
	Williams Cos. Inc.	38,374,143	2,306,670
	SLB Ltd.	46,921,909	1,800,863
	EOG Resources Inc.	17,021,059	1,787,381
	Phillips 66	12,653,898	1,632,859
	Kinder Morgan Inc.	59,331,197	1,631,015
	Valero Energy Corp.	9,583,632	1,560,119
	Marathon Petroleum Corp.	9,439,118	1,535,084
	ONEOK Inc.	19,754,349	1,451,945
	Baker Hughes Co.	30,956,018	1,409,737
	Cheniere Energy Inc.	6,761,399	1,314,348
	Targa Resources Corp.	6,743,771	1,244,226
11

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	EQT Corp.	19,572,563	1,049,089
	Occidental Petroleum Corp.	23,262,042	956,535
	Diamondback Energy Inc.	5,848,877	879,262
*	First Solar Inc.	3,209,123	838,319
	Expand Energy Corp.	7,128,952	786,751
	Devon Energy Corp.	19,678,664	720,829
	Halliburton Co.	23,784,845	672,160
	Coterra Energy Inc.	22,628,299	595,577
	TechnipFMC plc	12,681,504	565,088
[1]	Texas Pacific Land Corp.	1,847,290	530,579
*	Nextpower Inc. Class A	4,427,232	385,656
	DT Midstream Inc.	3,198,544	382,802
	Permian Resources Corp.	23,361,682	327,764
*	Antero Resources Corp.	9,257,100	319,000
	Ovintiv Inc.	7,941,385	311,223
	APA Corp.	11,087,107	271,191
	Range Resources Corp.	7,450,159	262,693
	HF Sinclair Corp.	4,902,180	225,892
	Viper Energy Inc. Class A	5,330,399	205,913
	Antero Midstream Corp.	10,568,104	188,007
	NOV Inc.	11,459,573	179,113
	Weatherford International plc	2,268,750	177,552
	Chord Energy Corp.	1,760,799	163,226
	Matador Resources Co.	3,526,472	149,663
*	CNX Resources Corp.	4,046,863	148,803
	Warrior Met Coal Inc.	1,663,822	146,699
	Archrock Inc.	5,271,505	137,165
	Core Natural Resources Inc.	1,541,643	136,451
	Murphy Oil Corp.	4,278,499	133,703
*	Transocean Ltd.	31,587,321	130,456
*,1	Centrus Energy Corp. Class A	524,273	127,273
*	Enphase Energy Inc.	3,929,397	125,937
	Magnolia Oil & Gas Corp. Class A	5,353,625	117,191
	Peabody Energy Corp.	3,847,278	114,264
	Noble Corp. plc	4,007,948	113,184
	California Resources Corp.	2,384,743	106,622
	Kodiak Gas Services Inc.	2,732,112	102,181
	Cactus Inc. Class A	2,163,919	98,848
*	Gulfport Energy Corp.	474,244	98,638
	Liberty Energy Inc. Class A	4,850,621	89,542
*,1	Plug Power Inc.	44,097,794	86,873
*	Valaris Ltd.	1,708,237	86,095
	Helmerich & Payne Inc.	2,839,843	81,447
*	Oceaneering International Inc.	3,146,416	75,608
*	DNOW Inc.	5,572,745	73,839
	Civitas Resources Inc.	2,661,211	72,092
	Patterson-UTI Energy Inc.	11,658,250	71,232
	PBF Energy Inc. Class A	2,556,297	69,327
	SM Energy Co.	3,622,092	67,733
*	Tidewater Inc.	1,333,315	67,346
	Solaris Energy Infrastructure Inc. Class A	1,464,793	67,337
*	Alpha Metallurgical Resources Inc.	331,854	66,331
	Crescent Energy Co. Class A	7,769,526	65,186
*	Seadrill Ltd.	1,856,342	64,229
	Northern Oil & Gas Inc.	2,934,072	62,995
[1]	Kinetik Holdings Inc. Class A	1,538,212	55,453
	Delek US Holdings Inc.	1,820,412	53,993
*	Comstock Resources Inc.	2,313,524	53,628
*	Par Pacific Holdings Inc.	1,519,396	53,392
*,1	Calumet Inc.	2,601,307	51,688
*	Shoals Technologies Group Inc. Class A	5,234,527	44,493
*	Array Technologies Inc.	4,802,982	44,284
*	Expro Group Holdings NV	3,266,266	43,605
*	Talos Energy Inc.	3,787,093	41,734
*,1	Fluence Energy Inc.	2,060,336	40,753
*	American Superconductor Corp.	1,365,188	39,290
	World Kinect Corp.	1,654,339	38,761
*,1	T1 Energy Inc.	5,682,556	37,959
*	TETRA Technologies Inc.	3,766,038	35,288
	Select Water Solutions Inc. Class A	3,027,629	31,851
12

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Innovex International Inc.	1,412,014	30,881
*	Ameresco Inc. Class A	981,495	28,748
*	REX American Resources Corp.	878,659	28,398
*	NPK International Inc.	2,366,215	28,205
*	Bristow Group Inc. Class A	768,981	28,160
*	Helix Energy Solutions Group Inc.	4,367,828	27,386
*	ProPetro Holding Corp.	2,776,784	26,407
[1]	Venture Global Inc. Class A	3,804,638	25,948
*,1	NextDecade Corp.	4,728,833	24,921
*	CVR Energy Inc.	952,061	24,220
*	Nabors Industries Ltd.	411,785	22,360
[1]	Atlas Energy Solutions Inc.	2,330,932	21,957
*,1	Solid Power Inc.	5,101,083	21,680
*	Ramaco Resources Inc. Class A	1,166,671	21,000
*	BKV Corp.	753,438	20,456
*	Green Plains Inc.	2,084,301	20,426
	SunCoke Energy Inc.	2,689,258	19,363
*	Hallador Energy Co.	939,786	17,894
[1]	Vitesse Energy Inc.	904,287	17,417
	Core Laboratories Inc.	1,065,400	17,078
	RPC Inc.	3,029,649	16,481
*,1	Gevo Inc.	7,217,382	14,435
	SandRidge Energy Inc.	974,247	14,058
*	Forum Energy Technologies Inc.	358,626	13,251
	Natural Gas Services Group Inc.	363,582	12,235
	Flowco Holdings Inc. Class A	635,782	11,915
	VAALCO Energy Inc.	3,270,938	11,906
	Riley Exploration Permian Inc.	449,890	11,877
*	Oil States International Inc.	1,728,996	11,705
*	EVgo Inc. Class A	3,981,094	11,585
*,1	FuelCell Energy Inc.	1,579,754	11,548
	Granite Ridge Resources Inc.	2,139,070	10,054
*	Summit Midstream Corp.	375,122	10,008
*	Matrix Service Co.	817,081	9,560
	Ranger Energy Services Inc. Class A	612,966	8,569
*,1	Geospace Technologies Corp.	419,762	7,098
*	Infinity Natural Resources Inc. Class A	478,551	7,049
*,1	American Resources Corp.	2,718,097	6,741
*,1	New Fortress Energy Inc. Class A	5,675,916	6,471
*,1	Flotek Industries Inc.	373,660	6,438
	NACCO Industries Inc. Class A	118,304	5,802
*	Amplify Energy Corp.	1,207,681	5,519
*	Ring Energy Inc.	5,510,254	4,794
*	Gulf Island Fabrication Inc.	399,322	4,780
[1]	W&T Offshore Inc.	2,931,584	4,779
*	SEACOR Marine Holdings Inc.	765,612	4,609
*,1	New Era Energy & Digital Inc.	1,470,500	4,309
*,1	ChargePoint Holdings Inc.	633,591	4,207
*	DMC Global Inc.	577,739	3,865
*,1	Stem Inc.	245,987	3,702
[1]	HighPeak Energy Inc.	778,371	3,689
	Smart Sand Inc.	833,629	3,335
*,1	SunPower Inc.	2,082,484	3,270
*	Montauk Renewables Inc.	1,900,119	3,173
	Evolution Petroleum Corp.	876,529	3,103
	Epsilon Energy Ltd.	622,426	2,888
	Energy Services of America Corp.	332,172	2,714
*	Aemetis Inc.	1,885,657	2,621
	FutureFuel Corp.	806,980	2,574
*,1	FTC Solar Inc.	219,016	2,389
[1]	Ramaco Resources Inc. Class B	197,145	2,316
	BitMine Immersion Technologies Inc.	73,983	2,009
*	Tigo Energy Inc.	1,445,680	1,995
*,1	OPAL Fuels Inc. Class A	728,296	1,715
*	WaterBridge Infrastructure LLC Class A	70,735	1,415
*,1	MIND Technology Inc.	147,828	1,299
*,1	PrimeEnergy Resources Corp.	6,963	1,191
*,1	Ocean Power Technologies Inc.	3,804,077	1,141
*,1	Empire Petroleum Corp.	348,393	1,059
*	Mammoth Energy Services Inc.	443,889	821
13

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	KLX Energy Services Holdings Inc.	404,308	764
*	Stabilis Solutions Inc.	166,298	757
*	Ideal Power Inc.	235,153	727
*	Drilling Tools International Corp.	290,378	711
*,1	Beam Global	459,994	690
*,1	ESS Tech Inc.	312,878	588
*	PEDEVCO Corp.	827,349	463
	Mexco Energy Corp.	43,651	433
*,1	US Energy Corp. Class A	407,503	376
*	NCS Multistage Holdings Inc.	7,045	278
*	Barnwell Industries Inc.	237,296	263
*,1	Battalion Oil Corp.	218,648	247
*	SolarMax Technology Inc.	268,736	221
*,1	Nine Energy Service Inc.	596,200	206
*,1	Verde Clean Fuels Inc.	86,608	178
*	Dawson Geophysical Co.	2,782	4
*,1,2	Novusterra Inc.	174,215	—
			62,005,649
Financials (11.1%)
*	Berkshire Hathaway Inc. Class B	56,378,836	28,338,822
	JPMorgan Chase & Co.	81,915,591	26,394,842
	Bank of America Corp.	198,420,488	10,913,127
	Wells Fargo & Co.	98,603,719	9,189,867
	Goldman Sachs Group Inc.	9,030,873	7,938,137
	Morgan Stanley	37,436,320	6,646,070
	Citigroup Inc.	53,704,417	6,266,768
	Charles Schwab Corp.	53,027,863	5,298,014
	S&P Global Inc.	9,737,729	5,088,840
	Blackrock Inc.	4,387,183	4,695,777
	Progressive Corp.	18,421,719	4,194,994
	Blackstone Inc.	23,197,177	3,575,613
	Chubb Ltd.	11,120,188	3,470,833
	CME Group Inc.	11,333,359	3,094,914
	Intercontinental Exchange Inc.	17,914,249	2,901,392
	Marsh & McLennan Cos. Inc.	15,393,784	2,855,855
*	Robinhood Markets Inc. Class A	24,708,312	2,794,510
	KKR & Co. Inc.	21,008,095	2,678,112
	US Bancorp	48,736,625	2,600,586
	PNC Financial Services Group Inc.	12,297,398	2,566,836
	Bank of New York Mellon Corp.	21,887,749	2,540,949
	Moody's Corp.	4,760,716	2,432,012
	Aon plc Class A	6,418,854	2,265,085
	Arthur J Gallagher & Co.	8,058,376	2,085,427
	Travelers Cos. Inc.	7,003,868	2,031,542
	Truist Financial Corp.	40,079,894	1,972,332
	Apollo Global Management Inc.	12,770,936	1,848,721
	Aflac Inc.	16,470,191	1,816,168
	Allstate Corp.	8,211,888	1,709,304
	Nasdaq Inc.	16,140,904	1,567,766
*	Coinbase Global Inc. Class A	6,811,453	1,540,342
	American International Group Inc.	16,918,669	1,447,392
	Ameriprise Financial Inc.	2,914,443	1,429,068
	MetLife Inc.	17,567,459	1,386,775
	MSCI Inc.	2,242,169	1,286,400
	Prudential Financial Inc.	10,973,355	1,238,672
	Hartford Insurance Group Inc.	8,733,729	1,203,508
	State Street Corp.	8,327,050	1,074,273
	Ares Management Corp. Class A	6,461,890	1,044,435
*	Arch Capital Group Ltd.	10,817,574	1,037,622
	Willis Towers Watson plc	3,007,284	988,194
*	SoFi Technologies Inc.	37,581,143	983,874
	Fifth Third Bancorp	20,801,137	973,701
	M&T Bank Corp.	4,811,942	969,510
	LPL Financial Holdings Inc.	2,521,874	900,738
	Raymond James Financial Inc.	5,559,583	892,813
*	Berkshire Hathaway Inc. Class A	1,153	870,284
	Interactive Brokers Group Inc. Class A	13,325,680	856,974
	Huntington Bancshares Inc.	49,263,002	854,713
	Cboe Global Markets Inc.	3,296,277	827,366
14

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Broadridge Financial Solutions Inc.	3,663,258	817,529
*	Markel Group Inc.	376,393	809,113
	Cincinnati Financial Corp.	4,897,690	799,891
	Northern Trust Corp.	5,645,479	771,116
	Citizens Financial Group Inc.	12,768,915	745,832
	Regions Financial Corp.	27,431,243	743,387
	Brown & Brown Inc.	9,146,432	728,971
	KeyCorp	34,358,265	709,155
	T. Rowe Price Group Inc.	6,839,728	700,251
	W R Berkley Corp.	8,980,855	629,738
	Principal Financial Group Inc.	6,870,210	606,021
	First Citizens BancShares Inc. Class A	269,370	578,116
	Rocket Cos. Inc. Class A	28,749,468	556,590
	Loews Corp.	5,206,074	548,252
	Carlyle Group Inc.	8,504,484	502,700
	East West Bancorp Inc.	4,301,477	483,443
	Annaly Capital Management Inc.	21,296,015	476,179
	Everest Group Ltd.	1,319,374	447,730
	Fidelity National Financial Inc.	8,123,934	443,486
	Equitable Holdings Inc.	9,041,040	430,806
	Reinsurance Group of America Inc.	2,072,580	421,687
	RenaissanceRe Holdings Ltd.	1,445,432	406,398
	Tradeweb Markets Inc. Class A	3,673,498	395,048
	Ally Financial Inc.	8,713,319	394,626
	Evercore Inc. Class A	1,155,875	393,286
	Unum Group	4,976,967	385,715
	Stifel Financial Corp.	3,020,776	378,262
	Assurant Inc.	1,565,490	377,048
	Invesco Ltd.	14,014,709	368,166
	First Horizon Corp.	15,370,338	367,351
[1]	AGNC Investment Corp.	33,503,390	359,156
	Globe Life Inc.	2,490,763	348,358
	Comerica Inc.	4,000,343	347,750
	FactSet Research Systems Inc.	1,173,114	340,426
	Old Republic International Corp.	6,998,973	319,433
	Webster Financial Corp.	5,021,774	316,070
[1]	Blue Owl Capital Inc. Class A	20,861,331	311,668
	American Financial Group Inc.	2,237,311	305,796
	Houlihan Lokey Inc. Class A	1,713,380	298,454
	SouthState Bank Corp.	3,132,130	294,765
	Wintrust Financial Corp.	2,099,788	293,592
	SEI Investments Co.	3,480,790	285,494
	Jefferies Financial Group Inc.	4,556,070	282,340
	Western Alliance Bancorp	3,308,715	278,164
	Kinsale Capital Group Inc.	698,913	273,359
	Zions Bancorp NA	4,642,127	271,750
	Lincoln National Corp.	5,976,636	266,140
	TPG Inc. Class A	4,135,442	264,007
	Corebridge Financial Inc.	8,745,454	263,850
	Columbia Banking System Inc.	9,436,609	263,753
	Primerica Inc.	997,782	257,787
	Popular Inc.	2,069,425	257,685
	OneMain Holdings Inc.	3,721,340	251,377
	UMB Financial Corp.	2,152,146	247,583
	Cadence Bank	5,774,515	247,380
	Old National Bancorp	10,935,944	243,981
	Axis Capital Holdings Ltd.	2,276,586	243,800
	Cullen/Frost Bankers Inc.	1,919,214	243,030
	Affiliated Managers Group Inc.	833,480	240,276
	Franklin Resources Inc.	9,817,721	234,545
	Erie Indemnity Co. Class A	801,455	229,737
	Jackson Financial Inc. Class A	2,121,213	226,227
	Voya Financial Inc.	2,970,287	221,257
	Pinnacle Financial Partners Inc.	2,307,135	220,124
*	Clearwater Analytics Holdings Inc. Class A	9,078,932	218,984
	Commerce Bancshares Inc.	4,181,480	218,859
	Synovus Financial Corp.	4,153,007	207,858
	MGIC Investment Corp.	6,969,007	203,634
	MarketAxess Holdings Inc.	1,118,842	202,790
	Starwood Property Trust Inc.	10,982,066	197,787
15

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Prosperity Bancshares Inc.	2,839,605	196,245
	FNB Corp.	11,270,953	192,733
	FirstCash Holdings Inc.	1,194,035	190,305
	First American Financial Corp.	3,051,962	187,513
	Janus Henderson Group plc	3,929,262	186,915
	Rithm Capital Corp.	17,136,852	186,792
	Hanover Insurance Group Inc.	1,018,097	186,078
	Essent Group Ltd.	2,858,456	185,828
	RLI Corp.	2,879,470	184,228
	Glacier Bancorp Inc.	4,103,643	180,765
	Piper Sandler Cos.	531,780	180,651
	Ryan Specialty Holdings Inc. Class A	3,407,497	175,929
	Valley National Bancorp	14,977,606	174,938
	Lazard Inc.	3,559,445	172,847
	United Bankshares Inc.	4,462,316	171,353
	Hancock Whitney Corp.	2,627,720	167,333
	Hamilton Lane Inc. Class A	1,239,223	166,440
	SLM Corp.	6,055,799	163,870
	StepStone Group Inc. Class A	2,538,908	162,922
	Home BancShares Inc.	5,800,807	161,146
	Selective Insurance Group Inc.	1,922,392	160,847
	Moelis & Co. Class A	2,334,746	160,490
	Atlantic Union Bankshares Corp.	4,498,158	158,785
	White Mountains Insurance Group Ltd.	75,110	156,081
	Radian Group Inc.	4,271,655	153,737
	Morningstar Inc.	705,751	153,367
	Ameris Bancorp	2,051,565	152,370
	Bank OZK	3,284,768	151,165
*	Lemonade Inc.	2,096,083	149,199
*	Axos Financial Inc.	1,703,658	146,787
*	Riot Platforms Inc.	11,134,533	141,075
	Associated Banc-Corp	5,194,365	133,807
*	StoneX Group Inc.	1,397,795	132,972
*	Circle Internet Group Inc. Class A	1,670,216	132,448
	Flagstar Bank NA	10,512,327	132,350
*	Texas Capital Bancshares Inc.	1,444,525	130,787
*,1	Galaxy Digital Inc. Class A	5,747,803	128,521
	Eastern Bankshares Inc.	6,798,306	125,293
	Assured Guaranty Ltd.	1,363,308	122,520
	PJT Partners Inc. Class A	728,873	121,868
	United Community Banks Inc.	3,832,937	119,664
	PennyMac Financial Services Inc.	905,659	119,402
	CNO Financial Group Inc.	2,800,650	118,944
*	Enova International Inc.	755,177	118,714
	ServisFirst Bancshares Inc.	1,652,864	118,659
	Federated Hermes Inc. Class B	2,274,081	118,411
*	Brighthouse Financial Inc.	1,801,097	116,693
	International Bancshares Corp.	1,753,308	116,490
	Independent Bank Corp.	1,582,793	115,670
	First Financial Bankshares Inc.	3,860,845	115,323
*	Palomar Holdings Inc.	844,794	113,844
*,1	Upstart Holdings Inc.	2,596,343	113,538
*	Genworth Financial Inc. Class A	12,386,370	111,849
	Victory Capital Holdings Inc. Class A	1,764,890	111,347
	Fulton Financial Corp.	5,741,322	110,980
*,1	MARA Holdings Inc.	11,904,257	106,900
	BankUnited Inc.	2,385,768	106,334
	Renasant Corp.	3,001,404	105,709
	First Bancorp	5,059,693	104,887
	BGC Group Inc. Class A	11,475,083	102,472
	WesBanco Inc.	3,038,968	101,015
*	Oscar Health Inc. Class A	6,994,009	100,504
	Cathay General Bancorp	2,072,721	100,299
	First Hawaiian Inc.	3,933,428	99,516
	Bread Financial Holdings Inc.	1,331,159	98,546
*	NMI Holdings Inc. Class A	2,415,140	98,514
	Seacoast Banking Corp. of Florida	3,117,719	97,959
	Blackstone Mortgage Trust Inc. Class A	5,097,337	97,512
	First Interstate BancSystem Inc. Class A	2,802,884	96,980
	Community Financial System Inc.	1,672,875	96,090
16

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	WSFS Financial Corp.	1,680,555	92,834
*	Bancorp Inc.	1,310,448	88,481
	Bank of Hawaii Corp.	1,263,850	86,409
	Simmons First National Corp. Class A	4,582,288	86,376
	Artisan Partners Asset Management Inc. Class A	2,112,752	86,073
	Virtu Financial Inc. Class A	2,547,600	84,886
	BOK Financial Corp.	698,776	82,777
	Mercury General Corp.	869,870	81,820
	FB Financial Corp.	1,456,618	81,279
*	Dave Inc.	363,852	80,560
	Towne Bank	2,384,294	79,564
	CVB Financial Corp.	4,137,812	76,963
	Banc of California Inc.	3,979,625	76,767
	Provident Financial Services Inc.	3,878,092	76,592
	Kemper Corp.	1,880,807	76,248
	WaFd Inc.	2,335,295	74,799
*	SiriusPoint Ltd.	3,361,885	73,592
	First Financial Bancorp	2,873,572	71,897
	Park National Corp.	460,017	70,005
	Beacon Financial Corp.	2,646,904	69,799
*	Customers Bancorp Inc.	954,244	69,774
	HCI Group Inc.	350,589	67,204
	Stewart Information Services Corp.	945,380	66,422
	Trustmark Corp.	1,679,492	65,416
*	LendingClub Corp.	3,444,561	65,240
	Banner Corp.	1,038,170	65,052
	NBT Bancorp Inc.	1,552,034	64,440
	First Merchants Corp.	1,716,053	64,318
	Dynex Capital Inc.	4,528,362	63,442
	First Bancorp (XNGS)	1,246,421	63,306
	First Busey Corp.	2,635,938	62,709
[1]	ARMOUR Residential REIT Inc.	3,532,245	62,485
	Walker & Dunlop Inc.	1,024,887	61,647
	BancFirst Corp.	574,242	60,881
	Enterprise Financial Services Corp.	1,110,230	59,952
	Horace Mann Educators Corp.	1,276,061	58,928
*	Skyward Specialty Insurance Group Inc.	1,151,941	58,876
	Stock Yards Bancorp Inc.	888,450	57,705
	OFG Bancorp	1,383,075	56,678
*	Baldwin Insurance Group Inc. Class A	2,350,710	56,488
	Goosehead Insurance Inc. Class A	763,693	56,246
	Cohen & Steers Inc.	890,397	55,899
	Northwest Bancshares Inc.	4,616,771	55,401
*,1	Credit Acceptance Corp.	121,647	53,946
	First Commonwealth Financial Corp.	3,106,529	52,376
	Nelnet Inc. Class A	392,900	52,240
	City Holding Co.	427,866	51,002
*	TIC Solutions Inc.	4,933,336	49,876
	S&T Bancorp Inc.	1,249,698	49,176
	Federal Agricultural Mortgage Corp. Class C	278,523	48,900
*	Coastal Financial Corp.	403,107	46,192
[1]	WisdomTree Inc.	3,782,065	46,103
	Hilltop Holdings Inc.	1,356,472	46,039
	Nicolet Bankshares Inc.	376,734	45,698
	National Bank Holdings Corp. Class A	1,194,557	45,405
	Stellar Bancorp Inc.	1,449,131	44,836
*	Triumph Financial Inc.	707,913	44,337
	Lakeland Financial Corp.	772,416	44,074
	German American Bancorp Inc.	1,110,839	43,523
	Ellington Financial Inc.	3,202,915	43,496
	Apollo Commercial Real Estate Finance Inc.	4,406,164	42,652
	Hope Bancorp Inc.	3,783,684	41,469
	QCR Holdings Inc.	494,710	41,209
[1]	Arbor Realty Trust Inc.	5,276,001	40,942
	TriCo Bancshares	857,074	40,600
	Ladder Capital Corp.	3,679,310	40,436
	ConnectOne Bancorp Inc.	1,531,403	40,153
	Dime Community Bancshares Inc.	1,311,963	39,477
	Acadian Asset Management Inc.	835,413	39,264
	Orchid Island Capital Inc.	5,395,046	38,844
17

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ProAssurance Corp.	1,582,762	38,240
	Westamerica Bancorp	793,788	37,967
*	Trupanion Inc.	1,012,038	37,820
	Live Oak Bancshares Inc.	1,076,367	36,973
	Bank First Corp.	301,400	36,717
	1st Source Corp.	586,072	36,624
	Enact Holdings Inc.	923,771	36,618
	F&G Annuities & Life Inc.	1,185,566	36,575
	Safety Insurance Group Inc.	464,760	36,209
*	Encore Capital Group Inc.	665,726	36,182
	Origin Bancorp Inc.	948,068	35,657
*,1	Sable Offshore Corp.	3,944,055	35,575
	Preferred Bank	364,038	34,376
	Two Harbors Investment Corp.	3,268,576	34,320
	PennyMac Mortgage Investment Trust	2,716,132	34,087
*	EZCORP Inc. Class A	1,744,492	33,878
	Virtus Investment Partners Inc.	205,615	33,546
	Pathward Financial Inc.	470,928	33,436
	Employers Holdings Inc.	754,861	32,587
	Peoples Bancorp Inc.	1,063,966	31,951
	Old Second Bancorp Inc.	1,610,374	31,402
	OceanFirst Financial Corp.	1,730,465	31,062
	Chimera Investment Corp.	2,481,733	30,848
	MFA Financial Inc.	3,205,888	29,847
[1]	UWM Holdings Corp. Class A	6,733,113	29,491
	Tompkins Financial Corp.	400,609	29,052
	Community Trust Bancorp Inc.	505,203	28,544
*	Porch Group Inc.	3,078,600	28,108
*,1	Miami International Holdings Inc.	625,278	27,750
	Univest Financial Corp.	839,368	27,481
	Universal Insurance Holdings Inc.	808,842	27,339
	Southside Bancshares Inc.	897,062	27,262
	Navient Corp.	2,028,039	26,364
	Heritage Financial Corp.	1,109,081	26,230
	Horizon Bancorp Inc.	1,515,068	25,696
	Hanmi Financial Corp.	945,841	25,566
	Capitol Federal Financial Inc.	3,727,021	25,381
	Amerant Bancorp Inc. Class A	1,296,447	25,294
	Byline Bancorp Inc.	863,632	25,175
	Franklin BSP Realty Trust Inc.	2,509,970	25,175
	Central Pacific Financial Corp.	805,025	25,085
*	Root Inc. Class A	347,062	25,068
	Burke & Herbert Financial Services Corp.	400,806	24,974
	Metropolitan Bank Holding Corp.	317,653	24,256
	Mercantile Bank Corp.	494,837	23,802
	First Mid Bancshares Inc.	610,181	23,797
	TrustCo Bank Corp.	574,595	23,748
	NB Bancorp Inc.	1,194,645	23,678
	CNB Financial Corp.	898,213	23,506
	Esquire Financial Holdings Inc.	227,839	23,256
	Safehold Inc.	1,688,916	23,121
	Redwood Trust Inc.	4,140,810	22,899
	TFS Financial Corp.	1,708,395	22,858
	Equity Bancshares Inc. Class A	511,559	22,841
	Camden National Corp.	522,332	22,659
	Northeast Bank	215,269	22,373
	Business First Bancshares Inc.	851,088	22,247
	BrightSpire Capital Inc. Class A	3,963,742	22,197
	Merchants Bancorp	648,290	22,081
	AMERISAFE Inc.	574,543	22,068
	Heritage Commerce Corp.	1,832,737	22,011
	Mechanics Bancorp Class A	1,495,374	21,877
	Oppenheimer Holdings Inc. Class A	300,436	21,719
*	Heritage Insurance Holdings Inc.	730,399	21,371
*	PRA Group Inc.	1,169,220	20,683
	HomeTrust Bancshares Inc.	479,433	20,587
	Orrstown Financial Services Inc.	581,221	20,587
	Independent Bank Corp. (Michigan)	631,947	20,557
	Mid Penn Bancorp Inc.	660,785	20,498
	United Fire Group Inc.	560,321	20,368
18

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Adamas Trust Inc.	2,764,819	20,183
	Republic Bancorp Inc. Class A	291,517	20,112
	First Financial Corp.	331,610	20,036
	P10 Inc. Class A	1,990,399	19,526
	MidWestOne Financial Group Inc.	492,000	18,942
	Southern Missouri Bancorp Inc.	316,895	18,735
	Cannae Holdings Inc.	1,187,101	18,673
	TPG RE Finance Trust Inc.	2,155,255	18,557
	Financial Institutions Inc.	595,014	18,547
	Capital City Bank Group Inc.	432,993	18,432
	Northrim Bancorp Inc.	691,200	18,393
*	Hippo Holdings Inc.	610,860	18,375
	Washington Trust Bancorp Inc.	621,701	18,371
	Great Southern Bancorp Inc.	294,440	18,126
*	LendingTree Inc.	340,044	18,053
[1]	Eagle Bancorp Inc.	835,858	17,904
	First Community Bankshares Inc.	527,363	17,788
	Amalgamated Financial Corp.	552,949	17,711
*	Bowhead Specialty Holdings Inc.	617,948	17,636
[1]	Invesco Mortgage Capital Inc.	2,081,175	17,503
*	Neptune Insurance Holdings Inc. Class A	593,843	17,316
	SmartFinancial Inc.	467,538	17,294
	Shore Bancshares Inc.	962,960	17,025
*	Hagerty Inc. Class A	1,261,733	16,958
	Five Star Bancorp	473,335	16,936
*	Firstsun Capital Bancorp	448,863	16,893
*,1	Accelerant Holdings Class A	1,002,340	16,388
	GCM Grosvenor Inc. Class A	1,403,118	15,883
	Metrocity Bankshares Inc.	597,035	15,845
*	Slide Insurance Holdings Inc.	808,467	15,749
	Flushing Financial Corp.	1,024,053	15,535
*	Forge Global Holdings Inc.	347,760	15,496
	Arrow Financial Corp.	490,167	15,391
	Bar Harbor Bankshares	489,780	15,208
	South Plains Financial Inc.	391,344	15,184
	Farmers National Banc Corp.	1,121,430	14,937
	Alerus Financial Corp.	651,010	14,661
[1]	Hingham Institution For Savings	51,032	14,491
*	First Foundation Inc.	2,327,219	14,336
	Northfield Bancorp Inc.	1,250,716	14,296
	California Bancorp	765,386	14,290
	Sierra Bancorp	434,075	14,186
	ACNB Corp.	290,948	14,067
	Diamond Hill Investment Group Inc.	82,959	14,062
*	Carter Bankshares Inc.	715,016	14,057
	KKR Real Estate Finance Trust Inc.	1,683,938	13,842
*	Columbia Financial Inc.	889,831	13,828
	ChoiceOne Financial Services Inc.	465,202	13,733
	Midland States Bancorp Inc.	648,413	13,727
	Peapack-Gladstone Financial Corp.	492,011	13,702
*	Third Coast Bancshares Inc.	358,669	13,633
	Civista Bancshares Inc.	605,555	13,455
	Peoples Financial Services Corp.	275,106	13,400
	Northpointe Bancshares Inc.	789,380	13,246
	Tiptree Inc. Class A	706,440	12,907
*	Southern First Bancshares Inc.	250,477	12,905
	First Business Financial Services Inc.	237,417	12,892
	Kearny Financial Corp.	1,721,464	12,756
*,1	Strive Inc. Class A	16,922,573	12,489
[1]	Abacus Global Management Inc.	1,426,245	12,194
	Home Bancorp Inc.	210,317	12,156
	Community West Bancshares	532,063	11,971
*	World Acceptance Corp.	84,008	11,794
	Bank of Marin Bancorp	449,016	11,679
	First Bank	701,579	11,548
*	Claros Mortgage Trust Inc.	3,731,381	11,418
	Unity Bancorp Inc.	219,502	11,353
*	TWFG Inc. Class A	394,152	11,340
*	Bridgewater Bancshares Inc.	643,868	11,287
	West Bancorp Inc.	506,241	11,233
19

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	BayCom Corp.	377,693	11,104
*,1	Avidia Bancorp Inc.	659,080	11,079
	Donegal Group Inc. Class A	548,794	10,965
*	Octave Specialty Group Inc.	1,384,276	10,770
	RBB Bancorp	506,796	10,460
	Investors Title Co.	41,538	10,370
*,1	GBank Financial Holdings Inc.	303,078	10,271
*	MBIA Inc.	1,431,336	10,248
*	Ponce Financial Group Inc.	619,586	10,130
	Compass Diversified Holdings	2,109,785	10,127
	Primis Financial Corp.	726,061	10,099
	FS Bancorp Inc.	244,862	10,081
	Capital Bancorp Inc.	354,580	9,989
[1]	Ready Capital Corp.	4,570,789	9,964
	HBT Financial Inc.	382,796	9,895
	Colony Bankcorp Inc.	542,874	9,674
*,1	Better Home & Finance Holding Co. Class A	294,192	9,585
	Red River Bancshares Inc.	132,032	9,431
	Citizens & Northern Corp.	467,217	9,424
	NewtekOne Inc.	828,408	9,402
	Regional Management Corp.	242,298	9,389
	Farmers & Merchants Bancorp Inc.	372,905	9,218
	MVB Financial Corp.	355,925	9,194
	Isabella Bank Corp.	183,478	9,174
	Bankwell Financial Group Inc.	197,121	9,032
	PCB Bancorp	413,107	8,944
	OppFi Inc.	845,857	8,848
	Orange County Bancorp Inc.	309,612	8,839
	USCB Financial Holdings Inc.	472,593	8,705
	Investar Holding Corp.	325,384	8,694
	Waterstone Financial Inc.	524,148	8,675
*	Onity Group Inc.	188,746	8,643
	Blue Ridge Bankshares Inc.	2,023,837	8,642
	Timberland Bancorp Inc.	239,886	8,588
	Western New England Bancorp Inc.	675,927	8,530
	Parke Bancorp Inc.	334,790	8,383
	Northeast Community Bancorp Inc.	367,678	8,313
	Middlefield Banc Corp.	233,012	8,048
	Plumas Bancorp	179,082	8,003
*	FB Bancorp Inc.	622,559	8,000
	Citizens Financial Services Inc.	140,013	7,984
	Crawford & Co. Class B	734,208	7,871
	American Coastal Insurance Corp.	621,704	7,852
	Ares Commercial Real Estate Corp.	1,622,773	7,757
*	American Integrity Insurance Group Inc.	368,687	7,680
	First Bancorp Inc.	288,730	7,634
	John Marshall Bancorp Inc.	379,425	7,585
	Eagle Financial Services Inc.	187,494	7,461
	First Community Corp.	249,021	7,383
	James River Group Holdings Inc.	1,155,297	7,348
	First United Corp.	195,054	7,303
	TPG Mortgage Investment Trust Inc.	853,553	7,272
[1]	Jefferson Capital Inc.	325,299	7,267
	Chemung Financial Corp.	127,422	7,110
	Oak Valley Bancorp	234,403	7,046
	C&F Financial Corp.	96,944	7,037
	FVCBankcorp Inc.	503,086	6,998
*,1	loanDepot Inc. Class A	3,375,204	6,987
*	First Western Financial Inc.	259,432	6,955
	Medallion Financial Corp.	675,361	6,949
*,1	Citizens Inc. Class A	1,418,858	6,853
	Ames National Corp.	295,313	6,780
	Virginia National Bankshares Corp.	169,113	6,739
[1]	Franklin Financial Services Corp.	133,496	6,701
	Norwood Financial Corp.	236,072	6,622
	Princeton Bancorp Inc.	187,298	6,497
	First Capital Inc.	109,184	6,464
*	Kingsway Financial Services Inc.	474,469	6,382
	LINKBANCORP Inc.	764,300	6,313
	Meridian Corp.	359,042	6,312
20

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Seven Hills Realty Trust	708,411	6,305
	National Bankshares Inc.	187,913	6,301
	Hawthorn Bancshares Inc.	179,258	6,253
*	Velocity Financial Inc.	297,732	6,181
	LCNB Corp.	376,955	6,178
	Chicago Atlantic Real Estate Finance Inc.	501,003	6,142
	Peoples Bancorp of North Carolina Inc.	168,956	6,116
*	Selectquote Inc.	4,268,452	6,019
	Citizens Community Bancorp Inc.	334,752	5,965
	Kingstone Cos. Inc.	353,564	5,950
*	Commercial Bancgroup Inc.	242,000	5,944
	Fidelity D&D Bancorp Inc.	135,589	5,902
	OP Bancorp	417,458	5,894
	First National Corp.	233,248	5,887
	Bank7 Corp.	142,720	5,849
*	Ategrity Specialty Holdings LLC	277,366	5,827
*	Oportun Financial Corp.	1,100,618	5,822
*	Pioneer Bancorp Inc.	403,223	5,435
*	BV Financial Inc.	292,561	5,307
*	Blue Foundry Bancorp	419,472	5,214
*	ECB Bancorp Inc.	295,785	5,144
	Angel Oak Mortgage REIT Inc.	597,045	5,141
*,1	AlTi Global Inc.	1,103,932	5,122
*	ACRES Commercial Realty Corp.	239,441	5,110
	First Internet Bancorp	242,202	5,055
	Richmond Mutual Bancorp Inc.	358,398	5,032
	SB Financial Group Inc.	225,384	5,019
	Eagle Bancorp Montana Inc.	251,272	5,000
	First Savings Financial Group Inc.	155,487	4,954
*	Finwise Bancorp	275,793	4,948
	CB Financial Services Inc.	141,499	4,933
*	Open Lending Corp.	3,127,071	4,847
	Silvercrest Asset Management Group Inc. Class A	313,079	4,756
	MainStreet Bancshares Inc.	229,832	4,679
	Ohio Valley Banc Corp.	116,676	4,665
[1]	Mount Logan Capital Inc.	562,819	4,643
*,1	FG Nexus Inc.	1,678,065	4,615
[1]	NexPoint Diversified Real Estate Trust	1,199,906	4,596
*,1	Gemini Space Station Inc. Class A	461,323	4,576
	Greene County Bancorp Inc.	205,500	4,568
[1]	Hanover Bancorp Inc.	192,471	4,448
	BankFinancial Corp.	368,846	4,426
[1]	SR Bancorp Inc.	274,557	4,322
*	Security National Financial Corp. Class A	478,952	4,315
	United Security Bancshares	426,776	4,298
*,1	Innventure Inc.	1,011,699	4,229
	Westwood Holdings Group Inc.	242,367	4,171
*,1	Sui Group Holdings Ltd.	2,497,639	4,171
*,1	Terrestrial Energy Inc.	682,000	4,167
*,1	DeFi Development Corp.	789,280	3,986
	Finward Bancorp	111,889	3,937
	Landmark Bancorp Inc.	148,231	3,882
*,1	Fold Holdings Inc.	1,459,428	3,809
*,1	Bakkt Holdings Inc. Class A	375,617	3,771
*	eHealth Inc.	819,051	3,768
	Granite Point Mortgage Trust Inc.	1,537,591	3,690
	Rithm Property Trust Inc.	221,990	3,681
	BCB Bancorp Inc.	440,168	3,552
	CF Bankshares Inc.	135,931	3,391
	Nexpoint Real Estate Finance Inc.	235,480	3,316
	Sunrise Realty Trust Inc.	332,338	3,134
	Riverview Bancorp Inc.	614,975	3,087
*	Chain Bridge Bancorp Inc. Class A	88,229	3,056
*	Consumer Portfolio Services Inc.	309,206	2,885
	Provident Financial Holdings Inc.	174,616	2,778
*,1	Hyperscale Data Inc.	14,980,066	2,750
*,1	B. Riley Financial Inc.	574,871	2,685
*	Fifth District Bancorp Inc.	171,731	2,576
	Union Bankshares Inc.	107,198	2,544
*	NI Holdings Inc.	187,610	2,495
21

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Exodus Movement Inc. Class A	165,759	2,452
[1]	Cherry Hill Mortgage Investment Corp.	946,942	2,415
	SWK Holdings Corp.	135,788	2,336
*	Catalyst Bancorp Inc.	147,942	2,330
	First Northwest Bancorp	241,236	2,263
*	Avidbank Holdings Inc.	82,646	2,195
	Bank of the James Financial Group Inc.	111,400	2,070
*	Summit State Bank	177,110	2,060
*	Broadway Financial Corp.	256,840	1,901
*,1	Wealthfront Corp.	139,550	1,896
*	NSTS Bancorp Inc.	146,297	1,895
	Kestrel Group Ltd.	184,007	1,884
*	First Seacoast Bancorp	140,523	1,855
*	Central Plains Bancshares Inc.	107,605	1,821
*	Finance of America Cos. Inc. Class A	74,400	1,801
	Hennessy Advisors Inc.	181,566	1,743
	Affinity Bancshares Inc.	81,284	1,689
*	Heritage Global Inc.	1,360,167	1,687
*	CoastalSouth Bancshares Inc.	71,900	1,672
*	Rhinebeck Bancorp Inc.	136,223	1,637
	Sachem Capital Corp.	1,534,601	1,596
*,1	Prairie Operating Co.	868,177	1,467
*,1	Nukkleus Inc.	360,179	1,452
	AmeriServ Financial Inc.	448,326	1,430
[1]	Advanced Flower Capital Inc.	499,029	1,422
[1]	Lument Finance Trust Inc.	963,933	1,359
[1]	Central BanCo Inc. Class A	54,682	1,319
*,1	GCT Semiconductor Holding Inc.	1,098,487	1,318
	Pathfinder Bancorp Inc.	88,500	1,249
	Manhattan Bridge Capital Inc.	260,321	1,210
*	Bogota Financial Corp.	138,283	1,174
	Auburn National Bancorp Inc.	42,912	1,156
*,1	Siebert Financial Corp.	322,275	1,131
*	PB Bankshares Inc.	51,118	1,081
	First Guaranty Bancshares Inc.	191,786	1,030
*	OptimumBank Holdings Inc.	237,870	1,011
*	Great Elm Group Inc.	365,330	932
	US Global Investors Inc. Class A	369,298	890
	Bayfirst Financial Corp.	110,025	864
	IF Bancorp Inc.	31,927	861
*,1	Bitcoin Depot Inc.	632,973	817
*,1	Old Market Capital Corp.	145,133	727
*	Daxor Corp.	47,980	708
	Marathon Bancorp Inc.	55,400	676
*	NeuroOne Medical Technologies Corp.	854,573	648
*,1	Health In Tech Inc. Class A	405,996	646
	MarketWise Inc.	39,934	600
	Crawford & Co. Class A	50,110	564
	Texas Community Bancshares Inc.	31,336	563
	Home Federal Bancorp Inc. of Louisiana	24,830	447
*,1	Katapult Holdings Inc.	64,323	416
	United Bancorp Inc.	20,817	299
*,1	Binah Capital Group Inc.	92,102	265
*	GoHealth Inc. Class A	109,132	235
	First US Bancshares Inc.	15,135	211
*,1	CXApp Inc.	484,045	161
*,1	Worksport Ltd.	52,094	111
	Cohen & Co. Inc.	4,516	106
*	Kentucky First Federal Bancorp	16,352	76
*	Winchester Bancorp Inc.	4,500	47
*,2	Sterling Bancorp Inc.	1,048,885	—
			228,492,263
Health Care (9.8%)
	Eli Lilly & Co.	26,730,798	28,727,054
	Johnson & Johnson	75,698,543	15,665,813
	AbbVie Inc.	55,529,380	12,687,908
	UnitedHealth Group Inc.	28,458,252	9,394,354
	Merck & Co. Inc.	78,003,025	8,210,598
	Abbott Laboratories	54,625,865	6,844,075
22

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Thermo Fisher Scientific Inc.	11,802,935	6,839,211
*	Intuitive Surgical Inc.	11,137,380	6,307,767
	Amgen Inc.	16,924,950	5,539,705
	Gilead Sciences Inc.	38,995,302	4,786,283
	Danaher Corp.	19,971,076	4,571,779
	Pfizer Inc.	178,723,607	4,450,218
*	Boston Scientific Corp.	46,571,035	4,440,548
	Medtronic plc	40,270,668	3,868,400
	Stryker Corp.	10,811,500	3,799,918
*	Vertex Pharmaceuticals Inc.	7,977,718	3,616,778
	Bristol-Myers Squibb Co.	64,003,057	3,452,325
	Elevance Health Inc.	6,983,616	2,448,107
	Regeneron Pharmaceuticals Inc.	3,085,258	2,381,418
	HCA Healthcare Inc.	5,016,241	2,341,882
	Cigna Group	8,386,299	2,308,161
	Becton Dickinson & Co.	8,969,103	1,740,634
*	IDEXX Laboratories Inc.	2,508,849	1,697,312
*	Alnylam Pharmaceuticals Inc.	4,156,167	1,652,700
	Zoetis Inc.	12,474,661	1,569,562
*	Edwards Lifesciences Corp.	18,236,208	1,554,637
	Cardinal Health Inc.	7,454,818	1,531,965
	Agilent Technologies Inc.	8,890,554	1,209,738
*	Insmed Inc.	6,717,861	1,169,177
*	IQVIA Holdings Inc.	5,087,008	1,146,662
	GE HealthCare Technologies Inc.	13,594,594	1,115,029
	ResMed Inc.	4,585,278	1,104,456
*	Veeva Systems Inc. Class A	4,658,402	1,039,895
	Humana Inc.	3,787,744	970,155
*	Natera Inc.	4,111,712	941,952
*	Dexcom Inc.	12,259,242	813,646
*	Biogen Inc.	4,623,241	813,644
	STERIS plc	3,081,081	781,116
*	Waters Corp.	1,874,955	712,164
*	United Therapeutics Corp.	1,356,287	660,851
	Labcorp Holdings Inc.	2,597,072	651,553
*	Centene Corp.	15,487,798	637,323
*	Insulet Corp.	2,217,340	630,257
	West Pharmaceutical Services Inc.	2,263,912	622,893
*	Exact Sciences Corp.	5,974,308	606,751
	Quest Diagnostics Inc.	3,488,159	605,300
*	Illumina Inc.	4,562,735	598,448
	Zimmer Biomet Holdings Inc.	6,238,200	560,939
*	Tenet Healthcare Corp.	2,760,433	548,553
*	Hologic Inc.	7,005,784	521,861
*	Incyte Corp.	5,234,780	517,039
*	Cooper Cos. Inc.	6,222,557	510,001
*	Revolution Medicines Inc.	5,812,481	462,964
	Viatris Inc.	36,380,371	452,936
*	Neurocrine Biosciences Inc.	3,128,973	443,782
*	Bridgebio Pharma Inc.	5,431,509	415,456
*	Ionis Pharmaceuticals Inc.	5,128,613	405,725
*	Medpace Holdings Inc.	708,859	398,131
*	Guardant Health Inc.	3,836,548	391,865
*	Solventum Corp.	4,637,850	367,503
*	Penumbra Inc.	1,167,410	362,959
*	BioMarin Pharmaceutical Inc.	6,051,573	359,645
	Universal Health Services Inc. Class B	1,641,347	357,846
*	Elanco Animal Health Inc.	15,650,920	354,180
*	Exelixis Inc.	8,059,132	353,232
	Revvity Inc.	3,567,556	345,161
	Encompass Health Corp.	3,167,920	336,243
*	Madrigal Pharmaceuticals Inc.	574,417	334,506
*	Align Technology Inc.	2,139,093	334,019
*	Avidity Biosciences Inc.	4,524,993	326,388
*	Moderna Inc.	11,018,256	324,928
	Ensign Group Inc.	1,819,216	316,907
*	Roivant Sciences Ltd.	14,376,558	311,971
*	Globus Medical Inc. Class A	3,546,672	309,660
*	Charles River Laboratories International Inc.	1,552,023	309,598
	Baxter International Inc.	16,199,003	309,563
23

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Jazz Pharmaceuticals plc	1,814,961	308,543
	Bio-Techne Corp.	4,911,629	288,853
*	Molina Healthcare Inc.	1,616,774	280,575
*	Repligen Corp.	1,685,764	276,229
*,1	Medline Inc. Class A	6,474,893	271,945
*	Arrowhead Pharmaceuticals Inc.	4,069,561	270,178
*	HealthEquity Inc.	2,728,404	249,949
*	Halozyme Therapeutics Inc.	3,693,511	248,573
*	Avantor Inc.	21,537,747	246,823
*	Axsome Therapeutics Inc.	1,344,862	245,626
*	Cytokinetics Inc.	3,863,446	245,483
*	Henry Schein Inc.	3,135,985	237,018
*	Praxis Precision Medicines Inc.	789,545	232,710
*	Rhythm Pharmaceuticals Inc.	2,104,446	225,260
*,1	Hims & Hers Health Inc.	6,549,982	212,678
*	Tempus AI Inc.	3,536,744	208,845
*	Krystal Biotech Inc.	822,930	202,885
*	Cidara Therapeutics Inc.	893,178	197,294
*	Glaukos Corp.	1,719,654	194,166
*	PTC Therapeutics Inc.	2,506,913	190,425
	Chemed Corp.	444,051	189,992
*	Vaxcyte Inc.	4,102,193	189,275
*	Masimo Corp.	1,439,696	187,247
*	Doximity Inc. Class A	4,117,813	182,337
*	iRhythm Technologies Inc.	1,011,661	179,509
*	Bio-Rad Laboratories Inc. Class A	584,583	177,123
*	Nuvalent Inc. Class A	1,726,615	173,680
*	Protagonist Therapeutics Inc.	1,961,878	171,350
	Teleflex Inc.	1,394,675	170,206
*	Merit Medical Systems Inc.	1,869,574	164,784
*	Kymera Therapeutics Inc.	2,116,809	164,709
*	Cogent Biosciences Inc.	4,556,981	161,864
*	Option Care Health Inc.	4,963,992	158,153
	Bruker Corp.	3,353,712	157,993
*	RadNet Inc.	2,179,051	155,475
*	Alkermes plc	5,228,472	146,293
*	TG Therapeutics Inc.	4,772,450	142,267
*	BrightSpring Health Services Inc.	3,741,396	140,115
*	Amicus Therapeutics Inc.	9,732,445	138,590
*	Crinetics Pharmaceuticals Inc.	2,970,993	138,300
*	Lantheus Holdings Inc.	2,065,949	137,489
*	Celcuity Inc.	1,322,208	131,877
*	ADMA Biologics Inc.	7,166,044	130,709
*	Terns Pharmaceuticals Inc.	3,185,157	128,680
*	DaVita Inc.	1,119,864	127,228
*	TransMedics Group Inc.	1,020,916	124,194
*	Scholar Rock Holding Corp.	2,758,268	121,502
*	Arcellx Inc.	1,856,678	121,055
*	Apogee Therapeutics Inc.	1,576,567	118,999
*,1	Viking Therapeutics Inc.	3,379,147	118,878
*	Waystar Holding Corp.	3,584,788	117,402
*	Haemonetics Corp.	1,459,333	116,966
*	Envista Holdings Corp.	5,246,944	113,911
*	ICU Medical Inc.	783,856	111,833
*	Ligand Pharmaceuticals Inc.	587,791	111,134
*	Sotera Health Co.	6,276,112	110,711
*	Travere Therapeutics Inc.	2,811,673	107,434
*	Mirum Pharmaceuticals Inc.	1,349,859	106,625
*	ACADIA Pharmaceuticals Inc.	3,990,511	106,587
*	Tarsus Pharmaceuticals Inc.	1,291,619	105,758
*	Veracyte Inc.	2,481,691	104,479
*	Arcutis Biotherapeutics Inc.	3,416,780	99,223
*	Corcept Therapeutics Inc.	2,825,423	98,325
*	Prestige Consumer Healthcare Inc.	1,550,228	95,634
*	Vera Therapeutics Inc. Class A	1,878,964	95,151
*	Alignment Healthcare Inc.	4,639,467	91,629
*	Ideaya Biosciences Inc.	2,631,021	90,954
*	CG oncology Inc.	2,171,585	90,164
*	Dyne Therapeutics Inc.	4,593,948	89,858
*	GRAIL Inc.	1,048,985	89,783
24

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Viridian Therapeutics Inc.	2,794,207	86,956
*	Integer Holdings Corp.	1,107,871	86,890
*	Catalyst Pharmaceuticals Inc.	3,668,268	85,617
*	Apellis Pharmaceuticals Inc.	3,385,256	85,038
*	Supernus Pharmaceuticals Inc.	1,681,033	83,547
*	Inspire Medical Systems Inc.	899,639	82,974
*	Privia Health Group Inc.	3,470,505	82,286
*	Beam Therapeutics Inc.	2,877,246	79,757
*	Ocular Therapeutix Inc.	6,471,506	78,564
*,1	Nuvation Bio Inc. Class A	8,638,408	77,400
*	Brookdale Senior Living Inc.	7,125,593	76,885
*	GeneDx Holdings Corp. Class A	587,330	76,388
*	Soleno Therapeutics Inc.	1,628,716	75,410
*	Adaptive Biotechnologies Corp.	4,562,588	74,096
*	Disc Medicine Inc.	926,484	73,572
*	Alphatec Holdings Inc.	3,492,846	73,489
	DENTSPLY SIRONA Inc.	6,333,878	72,396
	Concentra Group Holdings Parent Inc.	3,596,565	70,780
*	Liquidia Corp.	2,038,131	70,295
*	Edgewise Therapeutics Inc.	2,831,885	70,273
*	Spyre Therapeutics Inc.	2,140,724	70,130
*	Denali Therapeutics Inc.	4,183,295	69,066
*	Warby Parker Inc. Class A	3,151,820	68,678
*	Sarepta Therapeutics Inc.	3,176,475	68,358
*	Amneal Pharmaceuticals Inc.	5,411,737	68,188
*	Avadel Pharmaceuticals plc ADR	3,144,396	67,762
*	Immunome Inc.	3,125,923	67,145
*	Ultragenyx Pharmaceutical Inc.	2,890,696	66,486
*	Immunovant Inc.	2,558,532	65,038
*,1	Recursion Pharmaceuticals Inc. Class A	15,831,147	64,749
*	Artivion Inc.	1,411,423	64,375
*	Addus HomeCare Corp.	583,258	62,636
*	Omnicell Inc.	1,379,827	62,506
*	Nurix Therapeutics Inc.	3,294,865	62,504
*	Progyny Inc.	2,433,375	62,489
*,1	Summit Therapeutics Inc.	3,528,679	61,717
*	QuidelOrtho Corp.	2,156,119	61,579
	Perrigo Co. plc	4,343,555	60,462
*	CorVel Corp.	884,026	59,822
*	Arcus Biosciences Inc.	2,502,347	59,631
*	AtriCure Inc.	1,491,796	59,015
*	Pediatrix Medical Group Inc.	2,748,097	58,782
	Organon & Co.	8,197,256	58,774
*	Twist Bioscience Corp.	1,826,241	57,928
*	Dynavax Technologies Corp.	3,748,927	57,658
*	Celldex Therapeutics Inc.	2,109,847	57,303
*	Vericel Corp.	1,589,740	57,247
*	Syndax Pharmaceuticals Inc.	2,721,240	57,173
*	PACS Group Inc.	1,485,130	57,014
*	Mineralys Therapeutics Inc.	1,565,862	56,825
*	10X Genomics Inc. Class A	3,461,224	56,453
*,1	Olema Pharmaceuticals Inc.	2,232,498	55,812
	National HealthCare Corp.	391,426	53,661
	LeMaitre Vascular Inc.	648,050	52,557
*,1	PROCEPT BioRobotics Corp.	1,669,081	52,509
*	Harmony Biosciences Holdings Inc.	1,399,732	52,378
*	Stoke Therapeutics Inc.	1,642,850	52,144
*	MannKind Corp.	9,147,582	51,867
*	BioCryst Pharmaceuticals Inc.	6,607,456	51,538
*	Dianthus Therapeutics Inc.	1,247,744	51,420
*	UFP Technologies Inc.	230,406	51,157
*	Kiniksa Pharmaceuticals International plc Class A	1,227,878	50,650
*	Agios Pharmaceuticals Inc.	1,840,091	50,087
	Select Medical Holdings Corp.	3,351,256	49,766
*	Fortrea Holdings Inc.	2,850,808	49,176
*,1	Harrow Inc.	987,545	48,390
*	Hinge Health Inc. Class A	1,038,742	48,250
*	Enovis Corp.	1,810,039	48,219
*	NeoGenomics Inc.	4,073,977	47,910
*	Maze Therapeutics Inc.	1,152,614	47,753
25

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Neogen Corp.	6,826,778	47,719
*	EyePoint Inc.	2,600,860	47,518
*	Axogen Inc.	1,448,976	47,425
*,1	Tandem Diabetes Care Inc.	2,121,404	46,628
*	ANI Pharmaceuticals Inc.	575,873	45,459
*	Innoviva Inc.	2,231,526	44,608
*	Relay Therapeutics Inc.	5,155,001	43,611
*	Zymeworks Inc.	1,651,313	43,479
*	Novocure Ltd.	3,359,159	43,434
*	Collegium Pharmaceutical Inc.	935,667	43,321
*	Healthcare Services Group Inc.	2,259,152	43,195
*	Azenta Inc.	1,296,722	43,129
*	Trevi Therapeutics Inc.	3,424,263	42,872
*,1	Capricor Therapeutics Inc.	1,462,987	42,222
*	Ardelyx Inc.	7,187,580	41,904
*,1	Oruka Therapeutics Inc.	1,368,827	41,489
	CONMED Corp.	982,265	39,880
*	Acadia Healthcare Co. Inc.	2,763,899	39,220
*,1	Upstream Bio Inc.	1,443,025	39,178
*	Xeris Biopharma Holdings Inc.	4,952,056	38,874
*	Teladoc Health Inc.	5,547,382	38,832
*	Surgery Partners Inc.	2,451,334	37,873
*	Taysha Gene Therapies Inc.	6,851,650	37,684
*,1	Beta Bionics Inc.	1,230,804	37,503
*	Amylyx Pharmaceuticals Inc.	3,103,915	37,495
	US Physical Therapy Inc.	477,391	37,279
*	Savara Inc.	6,072,561	36,618
*	LifeStance Health Group Inc.	5,044,855	35,516
*,1	Omeros Corp.	2,029,276	34,853
*	BioLife Solutions Inc.	1,435,412	34,708
*,1	Tango Therapeutics Inc.	3,914,360	34,681
*,1	Novavax Inc.	5,105,154	34,307
*	Kodiak Sciences Inc.	1,226,568	34,295
*	Xencor Inc.	2,231,888	34,170
*	AdaptHealth Corp. Class A	3,403,634	33,900
*	Certara Inc.	3,809,005	33,557
*,1	MBX Biosciences Inc.	1,058,075	33,372
*	Pacira BioSciences Inc.	1,283,992	33,230
*,1	Palvella Therapeutics Inc.	316,154	33,092
*,1	Intellia Therapeutics Inc.	3,638,922	32,714
*,1	Sionna Therapeutics Inc.	795,051	32,708
*	Castle Biosciences Inc.	823,964	32,052
*,1	Iovance Biotherapeutics Inc.	11,224,064	30,642
*,1	Phathom Pharmaceuticals Inc.	1,821,569	30,220
*	Phreesia Inc.	1,774,842	30,030
*	AnaptysBio Inc.	614,546	29,793
*	Amphastar Pharmaceuticals Inc.	1,109,376	29,709
*	Rapport Therapeutics Inc.	973,330	29,531
*	Astrana Health Inc.	1,188,417	29,485
*	Pennant Group Inc.	1,032,539	29,066
*	CareDx Inc.	1,535,068	28,921
*,1	Monte Rosa Therapeutics Inc.	1,841,176	28,870
*	Inhibrx Biosciences Inc.	363,841	28,743
*	Kura Oncology Inc.	2,726,738	28,331
*,1	RAPT Therapeutics Inc.	827,036	28,012
*	Clover Health Investments Corp. Class A	11,871,507	27,898
*	Erasca Inc.	7,306,398	27,180
*,1	Esperion Therapeutics Inc.	7,270,216	26,900
*	Geron Corp.	20,054,534	26,472
*,1	Zenas Biopharma Inc.	726,896	26,394
*,1	CorMedix Inc.	2,227,723	25,908
*	Integra LifeSciences Holdings Corp.	2,079,195	25,824
*,1	Nutex Health Inc.	156,282	25,727
*	SI-BONE Inc.	1,285,348	25,347
*	STAAR Surgical Co.	1,095,860	25,303
*,1	Septerna Inc.	906,665	25,278
	iRadimed Corp.	259,566	25,251
*	MiMedx Group Inc.	3,722,290	25,200
*	Nektar Therapeutics	594,509	25,136
*	Enliven Therapeutics Inc.	1,584,797	24,406
26

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Tyra Biosciences Inc.	917,272	24,115
	Phibro Animal Health Corp. Class A	639,226	23,881
*,1	Alumis Inc.	2,403,849	23,462
*	Fulcrum Therapeutics Inc.	2,074,332	23,461
*	Aveanna Healthcare Holdings Inc.	2,844,960	23,243
*	Theravance Biopharma Inc.	1,239,612	23,193
*	Arbutus Biopharma Corp.	4,811,847	23,145
*,1	ImmunityBio Inc.	11,625,535	23,019
*	Rigel Pharmaceuticals Inc.	535,246	22,925
*	Compass Therapeutics Inc.	4,190,854	22,505
*	Day One Biopharmaceuticals Inc.	2,411,994	22,480
*	Lexeo Therapeutics Inc.	2,259,260	22,434
*,1	Sana Biotechnology Inc.	5,439,344	22,138
*,1	Bicara Therapeutics Inc.	1,309,261	22,035
*,1	KalVista Pharmaceuticals Inc.	1,349,851	21,800
	Embecta Corp.	1,831,834	21,762
*	Annexon Inc.	4,314,036	21,656
*	Butterfly Network Inc. Class A	5,684,407	21,601
*,1	Kestra Medical Technologies Ltd.	811,907	21,532
[1]	Jade Biosciences Inc.	1,385,335	21,376
*,1	Aquestive Therapeutics Inc.	3,294,909	21,285
*	Arvinas Inc.	1,791,342	21,245
*	Vir Biotechnology Inc.	3,497,089	21,087
*	Gossamer Bio Inc.	6,776,834	21,008
*,1	Precigen Inc.	5,002,096	20,909
*	REGENXBIO Inc.	1,428,039	20,564
*,1	ArriVent Biopharma Inc.	1,021,757	20,558
*,1	ARS Pharmaceuticals Inc.	1,749,763	20,385
*	CytomX Therapeutics Inc.	4,726,133	20,133
*	ORIC Pharmaceuticals Inc.	2,447,673	20,022
*	Emergent BioSolutions Inc.	1,608,616	19,882
*	Tactile Systems Technology Inc.	669,235	19,408
*	Cullinan Therapeutics Inc.	1,855,966	19,209
*	Ceribell Inc.	874,053	19,168
*	AMN Healthcare Services Inc.	1,202,468	18,951
*	Astria Therapeutics Inc.	1,434,788	18,781
*,1	Invivyd Inc.	7,392,820	18,260
*	Verastem Inc.	2,363,588	18,247
*	Ventyx Biosciences Inc.	2,014,966	18,195
*	Replimune Group Inc.	1,848,304	17,966
*	Orthofix Medical Inc.	1,165,610	17,671
	HealthStream Inc.	751,138	17,329
*	Cytek Biosciences Inc.	3,411,248	17,227
*	Myriad Genetics Inc.	2,776,877	17,078
*	Janux Therapeutics Inc.	1,225,837	16,917
*,1	Pacific Biosciences of California Inc.	8,958,865	16,753
*	Lyell Immunopharma Inc.	537,261	16,537
*	Fulgent Genetics Inc.	624,739	16,412
*	Avanos Medical Inc.	1,410,627	15,841
*,1	Alto Neuroscience Inc.	875,781	15,589
*	AngioDynamics Inc.	1,210,727	15,546
*	Vanda Pharmaceuticals Inc.	1,761,840	15,539
*,1	Corvus Pharmaceuticals Inc.	1,989,705	15,321
*,1	SELLAS Life Sciences Group Inc.	4,000,018	15,080
*	Varex Imaging Corp.	1,289,936	15,028
*	Zevra Therapeutics Inc.	1,675,306	15,011
*,1	HeartFlow Inc.	509,056	14,839
*,1	Absci Corp.	4,188,285	14,617
*	Ironwood Pharmaceuticals Inc. Class A	4,334,784	14,608
*,1	Claritev Corp. Class A	337,016	14,407
*	Enhabit Inc.	1,511,135	13,933
*	Evolent Health Inc. Class A	3,479,555	13,918
*	Talkspace Inc.	3,702,211	13,439
*,1	LB Pharmaceuticals Inc.	599,100	13,336
*,1	Ocugen Inc.	9,801,994	13,233
*,1	Personalis Inc.	1,659,995	13,214
*	Enanta Pharmaceuticals Inc.	830,886	13,103
*	4D Molecular Therapeutics Inc.	1,706,213	12,797
*	RxSight Inc.	1,227,155	12,787
*	NeuroPace Inc.	827,569	12,778
27

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Maravai LifeSciences Holdings Inc. Class A	3,923,526	12,751
*	Akebia Therapeutics Inc.	7,912,283	12,739
*,1	Kyverna Therapeutics Inc.	1,347,397	12,666
*	Community Health Systems Inc.	3,959,288	12,353
*,1	LENZ Therapeutics Inc.	762,154	12,194
*	Keros Therapeutics Inc.	595,316	12,121
*	Eton Pharmaceuticals Inc.	715,024	12,091
*	OPKO Health Inc.	9,433,793	11,887
*	Altimmune Inc.	3,278,071	11,834
*	Assembly Biosciences Inc.	347,884	11,832
*	Cerus Corp.	5,721,066	11,785
*	Solid Biosciences Inc.	2,080,576	11,734
*	ClearPoint Neuro Inc.	848,404	11,606
*	Standard BioTools Inc.	8,945,142	11,450
*	XOMA Royalty Corp.	428,101	11,383
*	Evolus Inc.	1,665,893	11,078
*,1	Ginkgo Bioworks Holdings Inc. Class A	1,331,411	11,064
*,1	Monopar Therapeutics Inc.	167,986	10,969
*	BioAge Labs Inc.	788,693	10,434
*	Contineum Therapeutics Inc. Class A	910,659	10,409
*,1	Immuneering Corp. Class A	1,580,177	10,398
*	Forte Biosciences Inc.	378,527	10,322
*,1	Billiontoone Inc. Class A	126,092	10,319
*	Organogenesis Holdings Inc. Class A	1,991,446	10,316
*,1	Prime Medicine Inc.	2,972,050	10,313
*	Delcath Systems Inc.	983,010	9,928
*	TruBridge Inc.	446,266	9,849
*	Entrada Therapeutics Inc.	953,727	9,804
*,1	Avalo Therapeutics Inc.	537,792	9,766
*	Aclaris Therapeutics Inc.	3,167,545	9,534
*	Rocket Pharmaceuticals Inc.	2,700,288	9,478
	National Research Corp.	498,279	9,353
*	Oncology Institute Inc.	2,616,199	9,314
*,1	Lineage Cell Therapeutics Inc.	5,550,504	9,269
*	Aldeyra Therapeutics Inc.	1,784,433	9,243
*,1	PepGen Inc.	1,408,449	9,169
*,1	Anavex Life Sciences Corp.	2,561,906	9,120
*	Fractyl Health Inc.	4,141,277	9,111
*	OrthoPediatrics Corp.	508,797	9,036
*	Design Therapeutics Inc.	956,875	8,975
*	Niagen Bioscience Inc.	1,375,552	8,749
*	Atea Pharmaceuticals Inc.	2,369,422	8,459
*	Benitec Biopharma Inc.	627,793	8,456
*,1	MapLight Therapeutics Inc.	478,579	8,406
*	Sight Sciences Inc.	1,053,900	8,357
*	Protara Therapeutics Inc.	1,541,579	8,217
*,1	Pulse Biosciences Inc.	590,360	8,106
*,1	Abeona Therapeutics Inc.	1,529,026	8,058
*	Puma Biotechnology Inc.	1,343,121	7,992
*	Quanterix Corp.	1,254,850	7,981
*	Aura Biosciences Inc.	1,463,682	7,977
*,1	SANUWAVE Health Inc.	264,933	7,906
*	Bioventus Inc. Class A	1,040,517	7,741
*	X4 Pharmaceuticals Inc.	1,929,534	7,718
*,1	Achieve Life Sciences Inc.	1,524,336	7,576
*,1	Neurogene Inc.	363,519	7,488
*,1	Candel Therapeutics Inc.	1,316,483	7,438
*	Owlet Inc. Class A	458,177	7,418
*	Larimar Therapeutics Inc.	1,945,484	7,412
*	GoodRx Holdings Inc. Class A	2,732,761	7,406
	SIGA Technologies Inc.	1,206,157	7,370
*,1	Tectonic Therapeutic Inc.	349,413	7,289
*	Electromed Inc.	247,437	7,205
*	Inhibikase Therapeutics Inc.	3,425,978	7,023
*	CAMP4 Therapeutics Corp.	1,139,169	6,983
*	Viemed Healthcare Inc.	909,918	6,761
*,1	Lifecore Biomedical Inc.	822,113	6,725
*	Fennec Pharmaceuticals Inc.	873,030	6,722
*	Sonida Senior Living Inc.	205,136	6,689
*	Allogene Therapeutics Inc.	4,879,191	6,684
28

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	agilon health Inc.	9,620,966	6,626
*,1	Heron Therapeutics Inc.	5,061,247	6,580
*	Voyager Therapeutics Inc.	1,671,885	6,570
*,1	Lexicon Pharmaceuticals Inc.	5,694,651	6,549
*	Owens & Minor Inc.	2,322,173	6,502
*,1	Senseonics Holdings Inc.	1,152,705	6,363
*	KORU Medical Systems Inc.	1,087,998	6,321
*	Ardent Health Inc.	710,490	6,274
*,1	Vor BioPharma Inc.	475,885	6,225
*,1	SAB Biotherapeutics Inc.	1,640,793	6,137
*	OptimizeRx Corp.	494,252	6,060
*,1	Semler Scientific Inc.	395,397	6,046
*,1	Cabaletta Bio Inc.	2,727,229	5,973
*,1	Cardiff Oncology Inc.	2,073,126	5,825
*	Editas Medicine Inc.	2,809,667	5,760
	Utah Medical Products Inc.	101,436	5,676
*,1	Galectin Therapeutics Inc.	1,351,443	5,622
*	Foghorn Therapeutics Inc.	1,026,081	5,541
*	C4 Therapeutics Inc.	2,892,424	5,525
*	Rezolute Inc.	2,332,337	5,504
*	InfuSystem Holdings Inc.	612,419	5,493
*	Quipt Home Medical Corp.	1,547,053	5,461
*,1	Evommune Inc.	318,897	5,460
*,1	Tonix Pharmaceuticals Holding Corp.	344,638	5,383
*,1	Aardvark Therapeutics Inc.	408,670	5,364
*,1	Quantum-Si Inc.	4,874,730	5,362
*	OraSure Technologies Inc.	2,147,763	5,198
*,1	Coherus Oncology Inc.	3,629,417	5,154
*,1	Gyre Therapeutics Inc.	727,501	5,136
*	Perspective Therapeutics Inc.	1,862,309	5,121
*,1	Neumora Therapeutics Inc.	2,796,154	5,005
*,1	Rani Therapeutics Holdings Inc. Class A	3,703,205	4,999
*	Inogen Inc.	739,966	4,973
*,1	TriSalus Life Sciences Inc.	712,073	4,970
*	Health Catalyst Inc.	2,058,272	4,919
*	Surrozen Inc.	215,235	4,864
*	CVRx Inc.	684,121	4,857
*,1	Crescent Biopharma Inc.	407,246	4,830
*	OmniAb Inc.	2,579,634	4,772
*	FONAR Corp.	254,162	4,717
*,1	Shattuck Labs Inc.	1,283,007	4,683
*,1	Sagimet Biosciences Inc. Class A	778,727	4,610
*,1	Tenaya Therapeutics Inc.	6,475,820	4,608
*,1	Arcturus Therapeutics Holdings Inc.	722,978	4,432
*	Omada Health Inc.	279,251	4,407
*	Corbus Pharmaceuticals Holdings Inc.	533,575	4,343
*	Caribou Biosciences Inc.	2,729,473	4,340
*	Quince Therapeutics Inc.	1,292,884	4,331
*	Codexis Inc.	2,633,770	4,293
*	Stereotaxis Inc.	1,849,988	4,255
*	MaxCyte Inc.	2,742,125	4,250
*,1	Microbot Medical Inc.	2,109,889	4,220
*	Context Therapeutics Inc.	2,815,486	4,139
*,1	Genelux Corp.	948,951	4,137
*	Anika Therapeutics Inc.	428,624	4,119
*,1	908 Devices Inc.	782,657	4,109
[1]	Acme United Corp.	99,084	3,994
*,1	Humacyte Inc.	4,134,566	3,971
*	Alector Inc.	2,541,322	3,964
*	Mersana Therapeutics Inc.	135,866	3,931
*	Definitive Healthcare Corp. Class A	1,362,856	3,911
*,1	Orchestra BioMed Holdings Inc.	941,363	3,907
*	Joint Corp.	439,235	3,830
*,1,3	Coeptis Therapeutics Holdings Inc.	268,093	3,820
*,1	Pro-Dex Inc.	95,907	3,690
*,1	Inovio Pharmaceuticals Inc.	2,081,792	3,622
*	Immix Biopharma Inc.	685,695	3,586
*	Eledon Pharmaceuticals Inc.	2,356,062	3,558
*	LifeMD Inc.	1,042,128	3,554
*	Apyx Medical Corp.	986,124	3,451
29

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Climb Bio Inc.	854,986	3,420
*,1	Journey Medical Corp.	431,613	3,328
*	Nautilus Biotechnology Inc.	1,702,932	3,321
*,1	Nuvectis Pharma Inc.	439,687	3,320
*,1	Ovid therapeutics Inc.	2,008,716	3,274
*	LENSAR Inc.	275,971	3,210
*	Innovage Holding Corp.	615,322	3,194
*	RCM Technologies Inc.	155,817	3,186
*,1	Greenwich Lifesciences Inc.	150,177	3,155
*	Black Diamond Therapeutics Inc.	1,297,051	3,152
*,1	Coya Therapeutics Inc.	542,927	3,149
*,1	Agenus Inc.	1,000,673	3,142
*	Exagen Inc.	511,952	3,113
*	MacroGenics Inc.	1,925,510	3,100
*	Opus Genetics Inc.	1,529,102	3,073
*,1	Seres Therapeutics Inc.	206,170	3,068
*	Fate Therapeutics Inc.	2,974,111	2,922
*	CareCloud Inc.	987,326	2,883
*,1	Spero Therapeutics Inc.	1,236,776	2,882
*,1	Lucid Diagnostics Inc.	2,613,402	2,849
*	Seer Inc. Class A	1,544,222	2,826
*	Anixa Biosciences Inc.	904,889	2,823
*,1	Avita Medical Inc.	806,501	2,782
*,1	Sutro Biopharma Inc.	235,624	2,726
*,1	Prelude Therapeutics Inc.	936,001	2,714
*,1	Cassava Sciences Inc.	1,365,843	2,704
*,1	Streamex Corp.	892,451	2,704
*	Unicycive Therapeutics Inc.	468,054	2,701
*	Nkarta Inc.	1,415,823	2,619
*	Accuray Inc.	3,122,473	2,575
*,1	Fortress Biotech Inc.	697,802	2,554
*	Pulmonx Corp.	1,152,272	2,547
*,1	Cognition Therapeutics Inc.	1,884,808	2,544
*	Lumexa Imaging Holdings Inc.	133,033	2,461
*,1	Sangamo Therapeutics Inc.	5,828,392	2,448
*,1	Carlsmed Inc.	194,638	2,404
*	Acumen Pharmaceuticals Inc.	1,118,322	2,360
*,1	Biomea Fusion Inc.	1,887,229	2,340
*	DocGo Inc.	2,664,541	2,339
*	Treace Medical Concepts Inc.	954,065	2,337
*	Atara Biotherapeutics Inc.	128,746	2,329
*,1	Elicio Therapeutics Inc.	289,301	2,303
*,1	Hyperfine Inc. Class A	2,332,177	2,284
*	Sanara Medtech Inc.	97,245	2,271
*	Atossa Therapeutics Inc.	3,842,060	2,267
*,1	Neuronetics Inc.	1,595,778	2,202
*	Sera Prognostics Inc. Class A	742,316	2,190
*,1	Equillium Inc.	1,401,958	2,173
*	Biote Corp. Class A	829,704	2,157
*	Whitehawk Therapeutics Inc.	887,972	2,149
*	Pliant Therapeutics Inc.	1,746,470	2,131
*	Zentalis Pharmaceuticals Inc.	1,540,276	2,079
*,1	aTyr Pharma Inc.	2,650,788	2,076
*	Scilex Holding Co.	169,796	2,072
*	Outset Medical Inc.	552,827	2,051
*,1	Cartesian Therapeutics Inc.	280,909	2,025
*,1	CervoMed Inc.	250,174	1,976
*	Sensus Healthcare Inc.	494,131	1,967
*	Precision BioSciences Inc.	462,094	1,922
*,1	Korro Bio Inc.	233,062	1,867
*	PMV Pharmaceuticals Inc.	1,487,065	1,859
*	Rapid Micro Biosystems Inc. Class A	638,184	1,851
*	Karyopharm Therapeutics Inc.	245,729	1,809
*	American Well Corp. Class A	363,946	1,787
*	CalciMedica Inc.	267,177	1,761
*,1	Actuate Therapeutics Inc.	287,385	1,759
*,1	Tenax Therapeutics Inc.	143,659	1,751
*,1	Annovis Bio Inc.	499,706	1,729
*,1	Assertio Holdings Inc.	190,399	1,727
*	Pyxis Oncology Inc.	1,422,296	1,636
30

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Champions Oncology Inc.	229,971	1,589
*	Pelthos Therapeutics Inc.	50,118	1,554
*,1	Jasper Therapeutics Inc.	833,391	1,525
*	TScan Therapeutics Inc.	1,500,337	1,500
*,1	Kalaris Therapeutics Inc.	176,727	1,492
*,1	Outlook Therapeutics Inc.	942,805	1,490
*,1	OnKure Therapeutics Inc. Class A	510,161	1,479
*,1	Cypherpunk Technologies Inc.	1,235,494	1,433
*,1	HeartBeam Inc.	591,680	1,420
*,1	Kezar Life Sciences Inc.	223,229	1,404
*	Grace Therapeutics Inc.	400,350	1,397
*	Insight Molecular Diagnostics Inc.	185,669	1,393
*,1	Immunic Inc.	2,563,855	1,368
*	Tela Bio Inc.	1,149,678	1,357
*	Shoulder Innovations Inc.	93,101	1,331
*,1	vTv Therapeutics Inc. Class A	32,946	1,317
*,1	Instil Bio Inc.	118,992	1,309
*	Century Therapeutics Inc.	1,286,503	1,280
*	Actinium Pharmaceuticals Inc.	918,557	1,249
*,1	Alpha Teknova Inc.	328,043	1,247
*	Armata Pharmaceuticals Inc.	194,804	1,223
*	Metagenomi Inc.	741,407	1,201
*,1	TuHURA Biosciences Inc.	1,586,666	1,201
*	Xtant Medical Holdings Inc.	1,499,266	1,175
*	Lipocine Inc.	142,773	1,146
	Dominari Holdings Inc.	226,302	1,120
*,1	NRX Therapeutics Inc.	413,267	1,120
*	Aligos Therapeutics Inc.	119,730	1,116
*	ImmuCell Corp.	181,077	1,114
*,1	Tvardi Therapeutics Inc.	258,426	1,111
*	Cumberland Pharmaceuticals Inc.	274,814	1,094
*,1	ALX Oncology Holdings Inc.	960,454	1,085
*,1	Telomir Pharmaceuticals Inc.	815,408	1,084
*,1	Adicet Bio Inc.	126,264	1,063
*	Forian Inc.	496,900	1,053
*,1	ImageneBio Inc.	149,728	1,033
*	Vivani Medical Inc.	819,255	1,008
*	FibroGen Inc.	114,179	1,002
*	Acrivon Therapeutics Inc.	413,641	997
*	AirSculpt Technologies Inc.	485,313	961
*,1	iBio Inc.	483,800	934
*,1	OneMedNet Corp.	845,040	930
*,1	MAIA Biotechnology Inc.	586,640	898
*	Rafael Holdings Inc. Class B	747,724	882
*	RenovoRx Inc.	1,034,193	869
*	Generation Bio Co.	152,411	866
*	Passage Bio Inc.	73,230	864
*	Rein Therapeutics Inc.	734,417	852
*	AN2 Therapeutics Inc.	733,392	836
*	Harvard Bioscience Inc.	1,234,707	826
*	CytoSorbents Corp.	1,274,363	815
*,1	Athira Pharma Inc.	104,969	795
*	CEL-SCI Corp.	148,841	783
*	Myomo Inc.	847,644	771
*	Vistagen Therapeutics Inc.	1,160,455	768
*	PDS Biotechnology Corp.	995,421	766
*,1	Inmune Bio Inc.	490,268	765
*	Biodesix Inc.	112,398	764
*	Lantern Pharma Inc.	250,635	759
*	NextCure Inc.	52,356	743
*,1	SCYNEXIS Inc.	1,144,360	724
*,1	Lite Strategy Inc.	536,357	708
*,1	Spectral AI Inc.	496,730	705
*	Minerva Neurosciences Inc.	172,045	692
*,1	BioAtla Inc.	1,191,032	676
*	Rockwell Medical Inc.	795,997	663
*,1	Artiva Biotherapeutics Inc.	148,199	636
*,1	ElectroCore Inc.	140,700	631
*	Nephros Inc.	129,001	630
*	Q32 Bio Inc.	186,715	620
31

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Precision Optics Corp. Inc.	139,956	586
*,1	Nutriband Inc.	122,586	557
*,1	Clene Inc.	94,812	557
*	Werewolf Therapeutics Inc.	873,745	554
*,1	MiNK Therapeutics Inc.	49,290	550
*	Dyadic International Inc.	583,627	549
*	Elutia Inc. Class A	785,645	544
*	Boundless Bio Inc.	445,181	534
*	Celularity Inc. Class A	455,049	505
*,1	Inotiv Inc.	888,998	500
*	Cue Biopharma Inc.	1,520,020	464
*,1	Dare Bioscience Inc.	240,253	464
*	Xilio Therapeutics Inc.	723,745	463
*	IRIDEX Corp.	401,852	458
*	Aytu BioPharma Inc.	169,000	439
*,1	Verrica Pharmaceuticals Inc.	52,821	439
*	Rallybio Corp.	635,767	436
*,1	Vivos Therapeutics Inc.	212,700	432
*,1	Skye Bioscience Inc.	561,832	421
*,1	Estrella Immunopharma Inc.	268,005	418
*,1	TherapeuticsMD Inc.	244,317	398
*	Milestone Scientific Inc.	1,450,746	396
*	NanoViricides Inc.	344,656	389
*	Senti Biosciences Inc.	368,878	384
*,1	Applied Therapeutics Inc.	3,832,615	383
*,1	Beyondspring Inc.	229,842	375
*,1	Citius Oncology Inc.	370,100	370
*,1	Femasys Inc.	619,461	357
*	Lisata Therapeutics Inc.	191,371	356
*,1	Reviva Pharmaceuticals Holdings Inc.	1,192,155	333
	Cryo-Cell International Inc.	94,688	326
*	Retractable Technologies Inc.	412,203	318
*	Modular Medical Inc.	857,907	312
*,1	Tempest Therapeutics Inc.	104,944	301
*,1	Lunai Bioworks Inc.	327,042	288
*	Marker Therapeutics Inc.	181,725	271
*	Anebulo Pharmaceuticals Inc.	257,912	260
*,1	Tevogen Bio Holdings Inc.	755,110	250
*,1	Serina Therapeutics Inc.	125,805	241
*,1	Neuraxis Inc.	50,784	231
*	Cadrenal Therapeutics Inc.	33,278	226
*,1	Mangoceuticals Inc.	297,628	220
*,1	Cingulate Inc.	50,000	217
*	Curis Inc.	215,599	213
*,1	Co-Diagnostics Inc.	1,248,731	211
*	OS Therapies Inc.	149,115	209
*	American Shared Hospital Services	98,075	207
*	Vicarious Surgical Inc. Class A	93,044	202
*	Cocrystal Pharma Inc.	187,266	183
*,1	Longeveron Inc. Class A	361,300	183
*,1	Envoy Medical Inc. Class A	273,065	181
*	Fibrobiologics Inc.	797,931	179
*	Synlogic Inc.	136,467	153
*	BioVie Inc.	131,215	152
*,1	Cellectar Biosciences Inc.	40,870	121
*,1	Mira Pharmaceuticals Inc.	75,772	114
*	P3 Health Partners Inc.	28,358	99
*,1	Bullfrog AI Holdings Inc.	93,308	82
*	Nexgel Inc.	40,101	65
*	Neonc Technologies Holdings Inc.	7,450	62
*,1	Imunon Inc.	13,751	52
*	Jupiter Neurosciences Inc.	33,100	34
*	Atlantic International Corp.	25,032	33
*,1	MetaVia Inc.	3,163	27
*,1	Sharps Technology Inc.	10,597	22
*,1	Bonk Inc.	8,254	21
*	Turn Therapeutics Inc.	2,100	8
*	Adagio Medical Holdings Inc.	4,000	4
*	eXoZymes Inc.	291	3
32

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1,2	Aravive Inc.	368,501	—
			201,467,224
Industrials (12.1%)
	Visa Inc. Class A	51,990,041	18,233,427
	Mastercard Inc. Class A	25,192,841	14,382,089
	GE Aerospace	31,479,305	9,696,570
	Caterpillar Inc.	14,701,071	8,421,803
	RTX Corp.	42,117,863	7,724,416
	American Express Co.	15,148,048	5,604,020
	GE Vernova Inc.	8,524,801	5,571,554
*	Boeing Co.	24,606,904	5,342,651
	Accenture plc Class A	19,568,081	5,250,116
	Capital One Financial Corp.	19,965,666	4,838,879
	Union Pacific Corp.	18,626,343	4,308,646
	Honeywell International Inc.	19,939,116	3,889,922
	Eaton Corp. plc	12,203,504	3,886,938
	Deere & Co.	8,068,002	3,756,220
	Lockheed Martin Corp.	7,268,702	3,515,653
	Parker-Hannifin Corp.	3,961,683	3,482,161
	Automatic Data Processing Inc.	12,697,625	3,266,210
	Trane Technologies plc	6,962,164	2,709,674
	3M Co.	16,686,888	2,671,571
	CRH plc	21,044,708	2,626,380
	Howmet Aerospace Inc.	12,633,774	2,590,176
	General Dynamics Corp.	7,630,435	2,568,862
	Northrop Grumman Corp.	4,483,495	2,556,534
	Sherwin-Williams Co.	7,394,318	2,395,981
	TransDigm Group Inc.	1,769,381	2,353,011
	Emerson Electric Co.	17,647,915	2,342,231
	United Parcel Service Inc. Class B	23,236,016	2,304,780
	Johnson Controls International plc	19,180,858	2,296,908
	Cummins Inc.	4,340,827	2,215,775
	Illinois Tool Works Inc.	8,632,611	2,126,212
	CSX Corp.	58,496,252	2,120,489
	Norfolk Southern Corp.	7,041,773	2,033,101
	Cintas Corp.	10,717,623	2,015,663
	Quanta Services Inc.	4,685,209	1,977,439
	FedEx Corp.	6,668,120	1,926,153
	PACCAR Inc.	16,496,005	1,806,477
	L3Harris Technologies Inc.	5,873,550	1,724,298
	United Rentals Inc.	1,998,938	1,617,780
	PayPal Holdings Inc.	26,705,445	1,559,064
	AMETEK Inc.	7,228,524	1,484,088
	WW Grainger Inc.	1,417,128	1,429,953
	Rockwell Automation Inc.	3,526,915	1,372,217
	Ferguson Enterprises Inc.	6,158,017	1,370,959
*	Axon Enterprise Inc.	2,357,962	1,339,157
	Carrier Global Corp.	25,143,540	1,328,585
*	Fair Isaac Corp.	707,514	1,196,137
	Vulcan Materials Co.	4,143,304	1,181,753
	Martin Marietta Materials Inc.	1,891,033	1,177,471
*	Rocket Lab Corp.	16,799,577	1,171,938
	Westinghouse Air Brake Technologies Corp.	5,359,506	1,143,987
	Paychex Inc.	10,172,728	1,141,177
*	Block Inc. Class A	17,216,893	1,120,648
*	Keysight Technologies Inc.	5,377,699	1,092,695
	Fidelity National Information Services Inc.	16,289,929	1,082,629
	Otis Worldwide Corp.	12,238,487	1,069,032
	Xylem Inc.	7,628,899	1,038,903
	Comfort Systems USA Inc.	1,107,107	1,033,252
	Ingersoll Rand Inc.	12,423,499	984,190
	Verisk Analytics Inc.	4,373,798	978,375
	Synchrony Financial	11,296,926	942,503
	Old Dominion Freight Line Inc.	5,919,995	928,255
*	Mettler-Toledo International Inc.	640,502	892,981
*	Fiserv Inc.	13,083,461	878,816
	EMCOR Group Inc.	1,402,149	857,821
	Dover Corp.	4,316,873	842,826
	Equifax Inc.	3,847,864	834,910
33

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	HEICO Corp. Class A	3,120,163	787,623
*	Teledyne Technologies Inc.	1,476,083	753,880
	Hubbell Inc. Class B	1,674,600	743,707
	Veralto Corp.	7,418,478	740,216
	PPG Industries Inc.	7,037,121	721,023
	Curtiss-Wright Corp.	1,159,362	639,121
	FTAI Aviation Ltd.	3,233,714	636,557
	Smurfit WestRock plc	16,445,409	635,944
*	Corpay Inc.	2,088,322	628,439
	Expeditors International of Washington Inc.	4,198,428	625,608
*	Affirm Holdings Inc. Class A	8,201,858	610,464
	CH Robinson Worldwide Inc.	3,702,255	595,175
*	Trimble Inc.	7,493,053	587,081
	Packaging Corp. of America	2,834,233	584,504
*	Bloom Energy Corp. Class A	6,694,508	581,686
	Woodward Inc.	1,874,590	566,726
	Snap-on Inc.	1,625,638	560,195
	Fortive Corp.	9,939,802	548,776
	Pentair plc	5,159,634	537,324
	DuPont de Nemours Inc.	13,171,294	529,486
	TransUnion	6,078,526	521,234
	nVent Electric plc	5,080,114	518,019
	Dow Inc.	22,049,517	515,518
	BWX Technologies Inc.	2,882,561	498,222
	Jacobs Solutions Inc.	3,719,505	492,686
*	ATI Inc.	4,269,578	489,977
	Lennox International Inc.	995,079	483,190
	Textron Inc.	5,514,513	480,700
*	XPO Inc.	3,496,372	475,192
	JB Hunt Transport Services Inc.	2,394,260	465,300
	ITT Inc.	2,679,199	464,868
*	API Group Corp.	11,808,147	451,780
	Ball Corp.	8,382,803	444,037
	Global Payments Inc.	5,625,000	435,375
	Allegion plc	2,704,280	430,575
*	MasTec Inc.	1,971,709	428,590
	Graco Inc.	5,200,903	426,318
	Huntington Ingalls Industries Inc.	1,236,074	420,352
	RPM International Inc.	4,036,609	419,807
	Carlisle Cos. Inc.	1,311,769	419,582
	IDEX Corp.	2,342,597	416,842
	Jack Henry & Associates Inc.	2,268,550	413,965
	Lincoln Electric Holdings Inc.	1,718,117	411,730
	Masco Corp.	6,472,659	410,755
*	Kratos Defense & Security Solutions Inc.	5,321,270	403,938
	Nordson Corp.	1,667,005	400,798
	AECOM	4,129,145	393,631
*,1	QXO Inc.	20,180,954	389,291
*	Zebra Technologies Corp. Class A	1,585,319	384,947
	WESCO International Inc.	1,535,543	375,655
	Watsco Inc.	1,099,830	370,588
	Crown Holdings Inc.	3,596,567	370,338
*	TopBuild Corp.	876,621	365,718
	Stanley Black & Decker Inc.	4,867,309	361,544
	Advanced Drainage Systems Inc.	2,456,286	355,744
	Acuity Inc.	962,704	346,612
*	Builders FirstSource Inc.	3,311,444	340,714
	MKS Inc.	2,117,883	338,438
	Booz Allen Hamilton Holding Corp.	3,812,347	321,610
	Donaldson Co. Inc.	3,596,170	318,836
*	SPX Technologies Inc.	1,566,115	313,317
*	Core & Main Inc. Class A	5,974,530	310,496
	Applied Industrial Technologies Inc.	1,188,581	305,192
	Regal Rexnord Corp.	2,094,582	293,912
*	Dycom Industries Inc.	867,774	293,221
*	Chart Industries Inc.	1,419,895	292,825
	Owens Corning	2,580,727	288,809
*	AeroVironment Inc.	1,182,225	285,968
	Crane Co.	1,540,525	284,119
*	Sterling Infrastructure Inc.	911,667	279,180
34

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Flowserve Corp.	3,983,353	276,365
*	Saia Inc.	840,095	274,308
	Tetra Tech Inc.	8,139,811	273,009
*	Karman Holdings Inc.	3,542,293	259,190
	Armstrong World Industries Inc.	1,355,054	258,951
	Allison Transmission Holdings Inc.	2,633,210	257,791
	Knight-Swift Transportation Holdings Inc. Class A	4,869,962	254,602
*	Generac Holdings Inc.	1,852,618	252,642
	AptarGroup Inc.	2,070,880	252,565
	Genpact Ltd.	5,394,894	252,373
	Valmont Industries Inc.	620,785	249,754
	Oshkosh Corp.	1,980,194	248,772
	JBT Marel Corp.	1,640,810	247,221
	A O Smith Corp.	3,586,017	239,833
	Toro Co.	3,040,666	239,361
	Watts Water Technologies Inc. Class A	865,081	238,780
	CNH Industrial NV	25,650,720	236,500
	Zurn Elkay Water Solutions Corp.	5,014,999	233,147
	HEICO Corp.	715,771	231,616
	Ryder System Inc.	1,195,113	228,733
*	Joby Aviation Inc.	17,277,882	228,068
*	Modine Manufacturing Co.	1,655,599	221,039
	Moog Inc. Class A	894,942	217,963
*	Axalta Coating Systems Ltd.	6,656,810	215,082
	Simpson Manufacturing Co. Inc.	1,311,639	211,790
*	Middleby Corp.	1,409,327	209,525
	AGCO Corp.	1,999,579	208,596
*	Paylocity Holding Corp.	1,361,926	207,694
	Eagle Materials Inc.	1,004,737	207,659
	Federal Signal Corp.	1,908,739	207,270
	Esab Corp.	1,824,652	203,850
	Air Lease Corp. Class A	3,167,212	203,430
*	Fluor Corp.	5,091,145	201,762
	Primoris Services Corp.	1,622,633	201,434
*	ExlService Holdings Inc.	4,719,715	200,305
	Littelfuse Inc.	780,886	197,502
	MSA Safety Inc.	1,220,517	195,454
*,1	Aurora Innovation Inc. Class A	50,453,384	193,741
	Sealed Air Corp.	4,634,924	192,025
	Cognex Corp.	5,298,413	190,637
	GATX Corp.	1,122,123	190,312
*	GXO Logistics Inc.	3,606,901	189,867
	Fortune Brands Innovations Inc.	3,783,436	189,247
*	Kirby Corp.	1,702,102	187,538
	UL Solutions Inc. Class A	2,374,249	187,233
	Installed Building Products Inc.	716,780	185,926
*	Mohawk Industries Inc.	1,663,120	181,779
	Ralliant Corp.	3,555,241	180,997
*	Gates Industrial Corp. plc	8,117,855	174,290
*	Mirion Technologies Inc. Class A	7,356,562	172,291
	EnerSys	1,146,784	168,291
	Vontier Corp.	4,484,844	166,746
[1]	AAON Inc.	2,184,475	166,566
*	FTI Consulting Inc.	967,579	165,292
	Arcosa Inc.	1,541,883	163,933
	Badger Meter Inc.	930,065	162,213
*	WEX Inc.	1,079,840	160,875
	ESCO Technologies Inc.	818,138	159,856
	Louisiana-Pacific Corp.	1,977,403	159,695
	Granite Construction Inc.	1,378,895	159,056
	Landstar System Inc.	1,093,813	157,181
	Herc Holdings Inc.	1,049,944	155,791
*	ACI Worldwide Inc.	3,251,446	155,452
*	BILL Holdings Inc.	2,837,634	154,765
	Sensata Technologies Holding plc	4,593,185	152,907
	Brink's Co.	1,304,040	152,221
	CSW Industrials Inc.	515,217	151,232
	Brunswick Corp.	2,008,661	149,123
*	Resideo Technologies Inc.	4,244,293	149,060
	Maximus Inc.	1,712,741	147,844
35

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Construction Partners Inc. Class A	1,360,355	147,667
	Belden Inc.	1,249,322	145,608
	Enpro Inc.	663,952	142,172
*	Planet Labs PBC	7,163,788	141,270
	Graphic Packaging Holding Co.	9,336,024	140,601
*	Everus Construction Group Inc.	1,609,401	137,700
	Sonoco Products Co.	3,115,984	135,982
*	Itron Inc.	1,439,722	133,693
*	Amentum Holdings Inc.	4,601,493	133,443
*	Archer Aviation Inc. Class A	17,341,613	130,409
*	OSI Systems Inc.	505,000	128,805
	Argan Inc.	409,265	128,231
*,1	Shift4 Payments Inc. Class A	2,015,948	126,944
*	Knife River Corp.	1,788,883	125,848
*,1	Symbotic Inc. Class A	2,084,389	124,021
*	Mercury Systems Inc.	1,698,293	123,992
	ADT Inc.	15,330,822	123,720
	Matson Inc.	994,861	122,915
	VSE Corp.	690,799	119,349
*	Trex Co. Inc.	3,393,888	119,058
	Mueller Water Products Inc. Class A	4,948,274	117,868
*,1	Eos Energy Enterprises Inc.	10,232,964	117,270
	Franklin Electric Co. Inc.	1,193,712	114,035
*,1	Ondas Holdings Inc.	11,614,583	113,358
	Exponent Inc.	1,591,247	110,528
	MSC Industrial Direct Co. Inc. Class A	1,310,724	110,232
*	IES Holdings Inc.	282,000	109,704
	Korn Ferry	1,650,763	108,983
	Silgan Holdings Inc.	2,698,172	108,925
	Patrick Industries Inc.	992,177	107,582
*	MYR Group Inc.	491,319	107,353
*	Verra Mobility Corp. Class A	4,787,922	107,297
	Kadant Inc.	372,241	106,096
	Otter Tail Corp.	1,312,661	106,076
*	StandardAero Inc.	3,685,620	105,704
	Terex Corp.	1,972,497	105,292
	WillScot Holdings Corp.	5,470,365	103,007
	Brady Corp. Class A	1,313,885	102,969
	HB Fuller Co.	1,707,294	101,516
	AZZ Inc.	943,062	101,077
*	Hayward Holdings Inc.	6,527,180	100,845
	Griffon Corp.	1,326,141	97,670
	Powell Industries Inc.	305,328	97,332
*	AAR Corp.	1,173,884	97,186
	Tutor Perini Corp.	1,413,901	94,760
	Western Union Co.	10,177,655	94,754
*	Huron Consulting Group Inc.	546,280	94,457
	REV Group Inc.	1,545,999	94,012
*	Euronet Worldwide Inc.	1,233,409	93,875
*	Loar Holdings Inc.	1,336,631	90,891
*	NCR Atleos Corp.	2,323,128	88,534
	Boise Cascade Co.	1,186,434	87,322
	UniFirst Corp.	445,910	86,016
	Leonardo DRS Inc.	2,522,169	85,981
	Robert Half Inc.	3,071,145	83,412
	Standex International Corp.	382,012	83,004
	McGrath RentCorp	782,188	82,075
*	CBIZ Inc.	1,615,812	81,518
*	Vicor Corp.	731,959	80,223
*	Upwork Inc.	3,984,671	78,976
	ABM Industries Inc.	1,866,077	78,935
	Hub Group Inc. Class A	1,838,069	78,320
	International Seaways Inc.	1,560,519	75,763
	Crane NXT Co.	1,536,825	72,338
*	O-I Glass Inc.	4,896,061	72,266
*	Remitly Global Inc.	5,210,949	71,911
	Hillenbrand Inc.	2,240,522	71,069
*	GEO Group Inc.	4,249,197	68,497
	Kennametal Inc.	2,407,730	68,404
	Trinity Industries Inc.	2,579,761	68,209
36

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Greif Inc. Class A	996,796	67,483
*	Centuri Holdings Inc.	2,670,260	67,424
	Atkore Inc.	1,062,778	67,221
	Enerpac Tool Group Corp. Class A	1,714,347	65,557
*	RXO Inc.	5,182,651	65,509
*	ASGN Inc.	1,319,632	63,567
*	CoreCivic Inc.	3,208,807	61,320
	Bel Fuse Inc. Class B	357,700	60,677
*	Marqeta Inc. Class A	12,450,521	59,140
	EVERTEC Inc.	1,992,752	57,969
*	CECO Environmental Corp.	949,468	56,826
	Helios Technologies Inc.	1,057,889	56,586
	Alamo Group Inc.	327,311	54,946
	TriNet Group Inc.	923,584	54,612
*	Hillman Solutions Corp.	6,242,021	54,056
	Werner Enterprises Inc.	1,798,186	53,964
*	Legalzoom.com Inc.	5,378,265	53,406
*	Astronics Corp.	981,485	53,236
*	Payoneer Global Inc.	9,163,368	51,498
*,1	Intuitive Machines Inc. Class A	3,161,768	51,315
*	Flywire Corp.	3,609,431	51,110
	ArcBest Corp.	688,385	51,071
*	Paymentus Holdings Inc. Class A	1,592,311	50,301
	ICF International Inc.	577,833	49,289
*	Blue Bird Corp.	996,803	46,850
*,1	Legence Corp. Class A	1,087,671	46,813
	Pitney Bowes Inc.	4,402,616	46,536
*	Gibraltar Industries Inc.	932,325	46,094
	Albany International Corp. Class A	902,547	45,759
*	Willdan Group Inc.	437,477	45,349
	Napco Security Technologies Inc.	1,070,824	44,653
*,1	PureCycle Technologies Inc.	5,180,669	44,502
	ManpowerGroup Inc.	1,489,016	44,268
*	Masterbrand Inc.	4,001,530	44,177
	United States Lime & Minerals Inc.	366,289	43,859
	Greenbrier Cos. Inc.	933,203	43,618
*	DXP Enterprises Inc.	393,085	43,157
*,1	Enovix Corp.	5,896,928	43,107
*	V2X Inc.	787,051	42,934
*	Ducommun Inc.	445,125	42,345
	Tennant Co.	570,122	42,018
	TriMas Corp.	1,163,454	41,244
	Insperity Inc.	1,064,550	41,219
*	CompoSecure Inc. Class A	2,061,404	39,744
	CRA International Inc.	196,438	39,424
	Lindsay Corp.	333,040	39,255
*	Evolv Technologies Holdings Inc.	5,343,611	38,260
*	Proto Labs Inc.	751,595	38,023
*	Donnelley Financial Solutions Inc.	792,065	36,982
*	Thermon Group Holdings Inc.	987,819	36,707
	Cadre Holdings Inc.	895,454	36,570
*	Cimpress plc	540,780	36,011
*	First Advantage Corp.	2,467,262	35,849
	Schneider National Inc. Class B	1,302,611	34,558
*,1	Sezzle Inc.	533,942	33,892
	Perella Weinberg Partners Class A	1,950,479	33,743
	Gorman-Rupp Co.	695,293	33,200
	Deluxe Corp.	1,408,657	31,455
	Astec Industries Inc.	718,249	31,115
*	Beta Technologies Inc. Class A	1,013,670	28,596
*	BrightView Holdings Inc.	2,239,715	28,377
*,1	Resolute Holdings Management Inc.	133,853	27,631
	Barrett Business Services Inc.	759,154	27,489
*	Janus International Group Inc.	4,160,035	27,207
*	Great Lakes Dredge & Dock Corp.	2,028,469	26,613
	Alight Inc. Class A	13,605,046	26,530
*	Amprius Technologies Inc.	3,279,426	25,875
	Allient Inc.	479,104	25,752
*,1	Alliance Laundry Holdings Inc.	1,259,683	25,635
*	Montrose Environmental Group Inc.	1,030,253	25,581
37

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Limbach Holdings Inc.	327,269	25,478
	Apogee Enterprises Inc.	675,821	24,607
	Vestis Corp.	3,509,219	23,406
*	American Woodmark Corp.	427,420	23,038
*,1	Forward Air Corp.	917,548	22,939
	Douglas Dynamics Inc.	687,243	22,438
	Quanex Building Products Corp.	1,427,920	21,961
	Myers Industries Inc.	1,166,130	21,830
*	Energy Recovery Inc.	1,592,328	21,480
*	Green Dot Corp. Class A	1,653,169	21,177
*	Graham Corp.	326,046	20,942
*	Cantaloupe Inc.	1,950,971	20,719
	Marten Transport Ltd.	1,772,595	20,172
*	Babcock & Wilcox Enterprises Inc.	3,121,035	19,787
*,1	Redwire Corp.	2,439,497	18,540
	Insteel Industries Inc.	578,931	18,335
	National Presto Industries Inc.	171,513	18,311
*	I3 Verticals Inc. Class A	721,999	18,187
*	LightPath Technologies Inc. Class A	1,674,027	18,079
*,1	BlackSky Technology Inc. Class A	946,423	17,745
	Kforce Inc.	573,375	17,729
*	Microvast Holdings Inc.	6,186,113	17,321
	Cass Information Systems Inc.	405,688	16,844
	Preformed Line Products Co.	78,763	16,281
	LSI Industries Inc.	885,721	16,226
*	Transcat Inc.	284,064	16,115
*	BlueLinx Holdings Inc.	252,875	15,534
*,1	Firefly Aerospace Inc.	675,527	15,112
	FTAI Infrastructure Inc.	3,239,040	14,932
	Columbus McKinnon Corp.	856,762	14,779
*	Power Solutions International Inc.	256,749	14,671
*	Bowman Consulting Group Ltd.	435,267	14,373
*	CryoPort Inc.	1,492,868	14,332
*	Vishay Precision Group Inc.	365,524	14,073
	Ennis Inc.	772,632	13,915
	Miller Industries Inc.	355,421	13,282
*	International Money Express Inc.	858,388	13,185
	Mesa Laboratories Inc.	164,211	12,891
	Park Aerospace Corp.	595,570	12,709
*	Manitowoc Co. Inc.	1,057,633	12,681
*,1	Richtech Robotics Inc. Class B	3,803,542	12,285
*,1	Lightbridge Corp.	966,158	12,212
	Heartland Express Inc.	1,338,233	12,084
*,1	Eve Holding Inc.	3,018,692	12,045
*	Orion Group Holdings Inc.	1,185,857	11,787
*	Titan International Inc.	1,491,564	11,679
	Luxfer Holdings plc	847,674	11,469
*	Atlanticus Holdings Corp.	166,213	11,128
	Wabash National Corp.	1,283,350	11,101
*	Frequency Electronics Inc.	199,108	10,720
	Covenant Logistics Group Inc. Class A	477,827	10,531
*,1	Voyager Technologies Inc. Class A	398,341	10,413
*	Custom Truck One Source Inc.	1,777,542	10,239
	Willis Lease Finance Corp.	72,491	9,833
*,1	Titan Machinery Inc.	642,937	9,670
	Hyster-Yale Inc.	307,640	9,140
*	Strata Critical Medical Inc.	1,897,736	9,128
*	Conduent Inc.	4,736,893	9,095
*	Byrna Technologies Inc.	534,505	8,974
*	Mistras Group Inc.	707,514	8,950
*	Innovative Solutions & Support Inc.	470,996	8,921
*	Repay Holdings Corp. Class A	2,414,366	8,812
*	CEA Industries Inc.	1,354,338	8,695
*	Distribution Solutions Group Inc.	311,752	8,539
*,1	Pattern Group Inc. Class A	721,445	8,325
	Kelly Services Inc. Class A	943,775	8,305
*	Target Hospitality Corp.	1,017,947	8,154
*	Hudson Technologies Inc.	1,189,633	8,149
*	Cross Country Healthcare Inc.	985,990	7,987
	Information Services Group Inc.	1,371,652	7,928
38

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ZipRecruiter Inc. Class A	2,008,585	7,833
*	Ranpak Holdings Corp. Class A	1,432,792	7,751
*,1	Hyliion Holdings Corp.	4,037,797	7,430
*	Aspen Aerogels Inc.	2,565,612	7,261
*	L B Foster Co. Class A	266,556	7,184
*,1	3D Systems Corp.	4,029,220	7,132
*	Radiant Logistics Inc.	1,103,845	6,987
*	AerSale Corp.	955,211	6,792
*	Proficient Auto Logistics Inc.	684,419	6,598
*	TaskUS Inc. Class A	546,444	6,443
	Twin Disc Inc.	385,972	6,438
	Park-Ohio Holdings Corp.	306,908	6,427
	Karat Packaging Inc.	283,933	6,408
	Quad/Graphics Inc.	1,012,033	6,345
*	JELD-WEN Holding Inc.	2,500,328	6,151
*	Franklin Covey Co.	349,634	5,867
*,1	Sky Harbour Group Corp. Class A	633,936	5,686
*	Taylor Devices Inc.	96,078	5,617
*,1	Virgin Galactic Holdings Inc.	1,717,204	5,512
*,1	Spire Global Inc.	731,781	5,488
*	Mayville Engineering Co. Inc.	283,746	5,312
	Concrete Pumping Holdings Inc.	770,986	5,173
*	Paysign Inc.	991,354	5,105
*,1	Satellogic Inc. Class A	2,696,256	5,042
*	Core Molding Technologies Inc.	247,956	4,972
	Resources Connection Inc.	979,117	4,935
	EVI Industries Inc.	192,708	4,748
*	Smith-Midland Corp.	129,186	4,695
*,1	SKYX Platforms Corp.	2,108,712	4,576
*	Priority Technology Holdings Inc.	827,511	4,510
*,1	TSS Inc.	622,528	4,401
*	Acacia Research Corp.	1,164,521	4,355
*	FreightCar America Inc.	380,803	4,215
*	Gencor Industries Inc.	324,811	4,210
*	M-Tron Industries Inc.	78,163	4,160
*	Advantage Solutions Inc.	4,584,670	4,034
*	TrueBlue Inc.	875,834	3,985
	Alta Equipment Group Inc.	798,858	3,675
*,1	AEye Inc.	1,990,000	3,662
*,1	Palladyne AI Corp.	856,599	3,649
[1]	Universal Logistics Holdings Inc.	225,403	3,424
*,1	Velo3D Inc.	230,000	3,160
	Eastern Co.	159,470	3,140
	Kronos Worldwide Inc.	710,203	3,139
*	Hurco Cos. Inc.	189,966	2,935
*,1	TTEC Holdings Inc.	804,199	2,895
*,1	Tecogen Inc.	579,798	2,864
*	Forrester Research Inc.	351,436	2,854
*,1	AIRO Group Holdings Inc.	333,960	2,732
*	CPI Card Group Inc.	183,576	2,695
*,1	Wrap Technologies Inc.	1,076,256	2,561
*,1	AirJoule Technologies Corp.	630,613	2,485
	Espey Manufacturing & Electronics Corp.	52,092	2,455
*	Research Solutions Inc.	826,297	2,429
*	SoundThinking Inc.	291,981	2,345
*,1	Sidus Space Inc. Class A	734,913	2,308
*,1	Andersen Group Inc. Class A	80,834	2,096
*,1	PAMT Corp.	168,925	2,041
*	Coda Octopus Group Inc.	215,464	2,004
*	Alpha Pro Tech Ltd.	451,058	2,003
*	DHI Group Inc.	1,263,352	1,958
*	Ultralife Corp.	339,593	1,942
*	Broadwind Inc.	660,523	1,869
	HireQuest Inc.	165,094	1,735
	BGSF Inc.	351,919	1,629
*	Bridger Aerospace Group Holdings Inc.	874,540	1,600
*	Where Food Comes From Inc.	126,264	1,451
*,1	Skillsoft Corp.	153,455	1,427
*	Commercial Vehicle Group Inc.	983,059	1,416
*	RF Industries Ltd.	242,945	1,404
39

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	AmpliTech Group Inc.	464,864	1,390
*	Optex Systems Holdings Inc.	96,857	1,373
*	VirTra Inc.	324,290	1,362
	NL Industries Inc.	229,049	1,253
*	Team Inc.	86,426	1,221
*	Orion Energy Systems Inc.	77,898	1,198
*	CPI Aerostructures Inc.	301,833	1,195
*	Star Equity Holdings Inc.	105,380	1,186
*	Fuel Tech Inc.	731,730	1,141
*	Southland Holdings Inc.	306,415	1,017
*	Usio Inc.	741,106	1,008
*	Sypris Solutions Inc.	385,404	940
*	Cardinal Infrastructure Group Inc. Class A	38,866	940
*	Sono-Tek Corp.	222,267	918
*,1	AgEagle Aerial Systems Inc.	1,048,276	853
*	GEE Group Inc.	3,749,016	731
*	INNOVATE Corp.	158,402	716
*,1	Knightscope Inc. Class A	160,640	596
*	Flux Power Holdings Inc.	467,211	593
*,1	Safe Pro Group Inc.	139,785	581
*,1	Air T Inc.	30,856	580
	Bel Fuse Inc. Class A	3,579	543
*	Pioneer Power Solutions Inc.	104,865	496
*,1	JFB Construction Holdings Class A	32,019	468
*,1	Cloudastructure Inc. Class A	579,900	467
*	LGL Group Inc.	73,083	420
*,1	374Water Inc.	205,245	419
*,1	Stardust Power Inc.	121,646	372
*	TOMI Environmental Solutions Inc.	474,303	370
*	ClearSign Technologies Corp.	590,264	328
*,1	CISO Global Inc.	433,900	208
*,1	Armlogi Holding Corp.	321,257	167
*	MultiSensor AI Holdings Inc.	542,779	156
*	SIFCO Industries Inc.	26,784	149
*	Xos Inc.	79,636	144
*	Hydrofarm Holdings Group Inc.	64,552	97
*	Electro-Sensors Inc.	18,604	79
*	RYTHM Inc.	1,800	38
*,1,2	Hyzon Motors Inc. Class A	52,830	—
			247,806,041
Real Estate (2.3%)
	Welltower Inc.	21,568,551	4,003,339
	Prologis Inc.	29,101,182	3,715,057
	American Tower Corp.	14,712,755	2,583,118
	Equinix Inc.	3,083,231	2,362,248
	Simon Property Group Inc.	9,724,742	1,800,147
	Digital Realty Trust Inc.	10,795,277	1,670,137
	Realty Income Corp.	28,892,989	1,628,698
*	CBRE Group Inc. Class A	9,341,965	1,502,095
	Public Storage	4,954,428	1,285,674
	Crown Castle Inc.	13,672,259	1,215,054
	Ventas Inc.	14,738,410	1,140,458
*	CoStar Group Inc.	13,277,916	892,807
	Extra Space Storage Inc.	6,649,105	865,846
	VICI Properties Inc. Class A	30,572,680	859,704
	AvalonBay Communities Inc.	4,442,448	805,460
	Iron Mountain Inc.	8,824,432	731,987
	Equity Residential	11,341,093	714,943
	SBA Communications Corp.	3,349,585	647,910
	Weyerhaeuser Co.	22,711,166	538,028
	Essex Property Trust Inc.	2,028,609	530,846
	Mid-America Apartment Communities Inc.	3,682,197	511,494
	Invitation Homes Inc.	18,318,234	509,064
*	Jones Lang LaSalle Inc.	1,490,465	501,497
	Sun Communities Inc.	3,895,241	482,659
	WP Carey Inc.	6,886,465	443,213
	Kimco Realty Corp.	21,369,221	433,154
	Omega Healthcare Investors Inc.	9,292,005	412,008
	Regency Centers Corp.	5,695,501	393,160
40

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Host Hotels & Resorts Inc.	21,606,868	383,090
	UDR Inc.	10,307,634	378,084
	Gaming & Leisure Properties Inc.	8,427,934	376,644
	Camden Property Trust	3,318,338	365,283
	Healthpeak Properties Inc.	21,904,575	352,226
*	Zillow Group Inc. Class C	5,144,571	350,963
	Equity LifeStyle Properties Inc.	5,772,872	349,894
	Lamar Advertising Co. Class A	2,734,573	346,142
	BXP Inc.	4,982,929	336,248
	American Homes 4 Rent Class A	9,911,905	318,172
	EastGroup Properties Inc.	1,686,511	300,435
	Rexford Industrial Realty Inc.	7,304,654	282,836
	American Healthcare REIT Inc.	5,825,920	274,168
	Federal Realty Investment Trust	2,711,667	273,336
	Alexandria Real Estate Equities Inc.	5,453,146	266,877
	CubeSmart	7,186,643	259,078
	Agree Realty Corp.	3,591,871	258,722
	Brixmor Property Group Inc.	9,657,809	253,228
	CareTrust REIT Inc.	6,954,413	251,472
	First Industrial Realty Trust Inc.	4,170,023	238,817
	NNN REIT Inc.	5,908,436	234,151
	STAG Industrial Inc.	5,890,238	216,525
	Terreno Realty Corp.	3,264,871	191,681
	Healthcare Realty Trust Inc. Class A	11,136,572	188,765
*	Compass Inc. Class A	17,667,119	186,741
	Essential Properties Realty Trust Inc.	6,239,329	185,059
	Vornado Realty Trust	5,448,281	181,319
	Ryman Hospitality Properties Inc.	1,885,374	178,394
	Kite Realty Group Trust	6,701,669	160,639
	Sabra Health Care REIT Inc.	7,880,375	149,254
*	Opendoor Technologies Inc.	25,511,760	148,734
	Macerich Co.	8,016,633	147,987
	Millrose Properties Inc.	4,889,717	146,056
	Phillips Edison & Co. Inc.	3,963,094	140,967
	Kilroy Realty Corp.	3,733,274	139,512
	Cousins Properties Inc.	5,288,693	136,343
	Independence Realty Trust Inc.	7,366,633	128,769
	HA Sustainable Infrastructure Capital Inc.	3,929,547	123,506
	Tanger Inc.	3,637,307	121,377
	EPR Properties	2,405,414	120,030
*	Cushman & Wakefield Ltd.	7,306,103	118,286
	Americold Realty Trust Inc.	9,067,709	116,611
	Outfront Media Inc.	4,767,354	114,893
	Rayonier Inc.	5,111,604	110,666
*	Zillow Group Inc. Class A	1,616,996	110,328
	National Health Investors Inc.	1,419,209	108,385
	SL Green Realty Corp.	2,258,948	103,618
	Broadstone Net Lease Inc.	5,706,779	99,127
	COPT Defense Properties	3,558,894	98,937
	PotlatchDeltic Corp.	2,329,045	92,649
	Highwoods Properties Inc.	3,423,143	88,386
	LXP Industrial Trust	1,779,979	88,251
	DigitalBridge Group Inc.	5,743,065	88,099
	Acadia Realty Trust	4,135,582	84,945
	Apple Hospitality REIT Inc.	6,723,024	79,668
	Urban Edge Properties	3,991,501	76,597
	Lineage Inc.	2,185,575	76,495
	Four Corners Property Trust Inc.	3,309,252	76,311
*	Howard Hughes Holdings Inc.	945,899	75,454
	Newmark Group Inc. Class A	4,182,249	72,520
[1]	Medical Properties Trust Inc.	14,307,855	71,539
	St. Joe Co.	1,197,548	71,098
	Curbline Properties Corp.	2,966,007	68,841
	InvenTrust Properties Corp.	2,407,858	67,926
	National Storage Affiliates Trust	2,178,996	61,469
	Park Hotels & Resorts Inc.	5,795,669	60,623
	Global Net Lease Inc.	6,789,360	58,388
	DiamondRock Hospitality Co.	6,467,259	57,947
	Douglas Emmett Inc.	5,105,411	56,108
	Sunstone Hotel Investors Inc.	6,007,159	53,704
41

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	LTC Properties Inc.	1,495,910	51,429
	Getty Realty Corp.	1,816,033	49,705
	Elme Communities	2,825,607	49,166
[1]	NETSTREIT Corp.	2,728,390	48,129
	Alexander & Baldwin Inc.	2,283,245	47,126
	Xenia Hotels & Resorts Inc.	3,004,274	42,480
*	Anywhere Real Estate Inc.	2,980,079	42,198
	Innovative Industrial Properties Inc.	880,378	41,695
	Pebblebrook Hotel Trust	3,568,809	40,399
	Sila Realty Trust Inc.	1,731,883	40,370
	UMH Properties Inc.	2,399,782	38,181
	Centerspace	519,063	34,632
	RLJ Lodging Trust	4,521,581	33,686
	Piedmont Realty Trust Inc.	4,000,607	33,365
	Diversified Healthcare Trust	6,818,523	33,070
	Veris Residential Inc.	2,218,234	33,007
	Kennedy-Wilson Holdings Inc.	3,288,434	31,799
	JBG SMITH Properties	1,861,750	31,668
	Smartstop Self Storage REIT Inc.	1,015,379	31,416
	Easterly Government Properties Inc. Class A	1,350,423	28,615
	American Assets Trust Inc.	1,489,813	28,202
	Empire State Realty Trust Inc. Class A	4,293,087	27,991
[1]	eXp World Holdings Inc.	3,039,559	27,508
	Plymouth Industrial REIT Inc.	1,189,716	26,031
	Apartment Investment & Management Co. Class A	4,374,486	25,984
	CBL & Associates Properties Inc.	583,309	21,582
	Whitestone REIT	1,544,617	21,455
	Marcus & Millichap Inc.	767,192	20,937
	NexPoint Residential Trust Inc.	625,503	18,828
*	Hudson Pacific Properties Inc.	1,710,339	18,523
	CTO Realty Growth Inc.	982,198	18,082
	Armada Hoffler Properties Inc.	2,494,773	16,515
	Summit Hotel Properties Inc.	3,330,207	16,218
	Universal Health Realty Income Trust	413,171	16,200
	Peakstone Realty Trust	1,123,257	16,119
	Gladstone Commercial Corp.	1,451,392	15,486
	Brandywine Realty Trust	5,237,949	15,295
*	Forestar Group Inc.	609,727	15,018
	Community Healthcare Trust Inc.	842,249	13,830
	Global Medical REIT Inc.	398,505	13,446
	NET Lease Office Properties	493,097	12,717
	Saul Centers Inc.	397,743	12,541
	Farmland Partners Inc.	1,233,055	11,948
	Postal Realty Trust Inc. Class A	721,505	11,645
	One Liberty Properties Inc.	528,795	10,729
*	Tejon Ranch Co.	675,522	10,653
	Industrial Logistics Properties Trust	1,826,616	10,119
	Chatham Lodging Trust	1,469,438	10,007
	SITE Centers Corp.	1,540,898	9,893
	Gladstone Land Corp.	1,079,270	9,875
	Service Properties Trust	5,092,836	9,371
	FrontView REIT Inc.	610,265	9,008
	City Office REIT Inc.	1,203,447	8,412
*	FRP Holdings Inc.	359,891	8,202
	Alpine Income Property Trust Inc.	454,526	7,600
	RMR Group Inc. Class A	462,364	6,889
*	Stratus Properties Inc.	268,186	6,485
	Braemar Hotels & Resorts Inc.	2,022,463	5,804
*	Douglas Elliman Inc.	2,414,765	5,723
	Alexander's Inc.	23,653	5,155
	BRT Apartments Corp.	324,444	4,769
*	Seaport Entertainment Group Inc.	232,882	4,604
*	RE/MAX Holdings Inc. Class A	592,449	4,497
	Orion Properties Inc.	1,785,535	4,035
	Modiv Industrial Inc. Class C	258,237	3,716
*	Maui Land & Pineapple Co. Inc.	211,340	3,580
*	Seritage Growth Properties Class A	1,069,313	3,475
*	Star Holdings	388,033	3,194
	Strawberry Fields REIT Inc.	218,452	2,862
*,1	Fermi Inc.	325,849	2,607
42

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Franklin Street Properties Corp.	2,694,319	2,548
*	AMREP Corp.	113,193	2,128
*	Comstock Holding Cos. Inc. Class A	160,543	1,866
	Global Self Storage Inc.	312,824	1,595
	Clipper Realty Inc.	390,313	1,491
*,1	Altisource Portfolio Solutions SA	203,966	1,418
	Bluerock Homes Trust Inc.	106,728	1,139
*,1	Mobile Infrastructure Corp. Class A	344,020	877
*	Sotherly Hotels Inc.	346,741	745
*	Ashford Hospitality Trust Inc.	167,593	714
*,1	Offerpad Solutions Inc.	552,587	669
*	Fathom Holdings Inc.	541,054	546
*	Transcontinental Realty Investors Inc.	8,927	523
*,1	reAlpha Tech Corp.	301,825	126
*,2	New York REIT Liquidating LLC	19,100	41
*	American Strategic Investment Co. Class A	2,538	21
*	CKX Lands Inc.	831	8
			46,541,154
Technology (38.4%)
	NVIDIA Corp.	725,195,573	135,248,974
	Apple Inc.	464,189,894	126,194,665
	Microsoft Corp.	233,480,536	112,915,856
	Alphabet Inc. Class A	182,783,728	57,211,307
	Broadcom Inc.	148,351,069	51,344,305
	Alphabet Inc. Class C	144,365,668	45,301,947
	Meta Platforms Inc. Class A	68,416,232	45,160,871
*	Palantir Technologies Inc. Class A	68,173,873	12,117,906
*	Advanced Micro Devices Inc.	51,138,280	10,951,774
	Oracle Corp.	53,735,049	10,473,498
	Micron Technology Inc.	35,352,033	10,089,824
	International Business Machines Corp.	29,369,212	8,699,454
	Salesforce Inc.	28,410,466	7,526,217
	Lam Research Corp.	39,450,648	6,753,162
	Applied Materials Inc.	25,023,897	6,430,891
	Intuit Inc.	8,740,662	5,789,989
	QUALCOMM Inc.	33,634,380	5,753,161
*	AppLovin Corp. Class A	7,730,170	5,208,743
	Amphenol Corp. Class A	38,443,327	5,195,231
	KLA Corp.	4,126,136	5,013,585
*	ServiceNow Inc.	32,586,237	4,991,886
	Texas Instruments Inc.	28,536,295	4,950,762
*	Intel Corp.	127,377,771	4,700,240
*	Adobe Inc.	13,145,481	4,600,787
	Analog Devices Inc.	15,376,373	4,170,072
*	Palo Alto Networks Inc.	21,895,626	4,033,174
*	Crowdstrike Holdings Inc. Class A	7,487,780	3,509,972
*	Synopsys Inc.	5,830,502	2,738,703
*	Cadence Design Systems Inc.	8,550,708	2,672,780
*	DoorDash Inc. Class A	10,853,128	2,458,016
	Marvell Technology Inc.	27,095,775	2,302,599
*	Snowflake Inc. Class A	10,120,226	2,219,973
	Corning Inc.	24,233,918	2,121,922
	TE Connectivity plc	9,235,823	2,101,242
*	Autodesk Inc.	6,656,939	1,970,521
	Vertiv Holdings Co. Class A	12,015,957	1,946,705
*	Cloudflare Inc. Class A	9,416,951	1,856,552
	Western Digital Corp.	10,741,176	1,850,382
	Seagate Technology Holdings plc	6,702,770	1,845,876
*	Fortinet Inc.	19,835,849	1,575,165
	Roper Technologies Inc.	3,376,989	1,503,199
*	Workday Inc. Class A	6,692,644	1,437,446
*	Datadog Inc. Class A	10,225,602	1,390,580
	Monolithic Power Systems Inc.	1,427,986	1,294,269
*	Strategy Inc.	8,415,129	1,278,679
	Dell Technologies Inc. Class C	10,055,732	1,265,816
	Cognizant Technology Solutions Corp. Class A	15,158,572	1,258,161
	Microchip Technology Inc.	16,994,565	1,082,894
*	Sandisk Corp.	4,364,993	1,036,162
*	MongoDB Inc.	2,423,741	1,017,220
43

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	41,526,251	997,461
	Teradyne Inc.	4,920,222	952,358
*	Reddit Inc. Class A	4,116,697	946,305
*	Coherent Corp.	4,941,385	912,031
*	Atlassian Corp. Class A	5,283,637	856,689
*	Zscaler Inc.	3,259,836	733,202
	Jabil Inc.	3,188,650	727,076
	Leidos Holdings Inc.	4,014,922	724,292
*	Astera Labs Inc.	4,248,526	706,785
*	Credo Technology Group Holding Ltd.	4,895,110	704,357
*	Flex Ltd.	11,618,752	702,005
*,1	CoreWeave Inc. Class A	9,716,673	695,811
*	ON Semiconductor Corp.	12,635,801	684,229
*	Zoom Communications Inc.	7,922,197	683,606
*	PTC Inc.	3,771,935	657,109
*	Pure Storage Inc. Class A	9,787,986	655,893
	HP Inc.	29,360,284	654,147
	NetApp Inc.	6,026,159	645,341
*	Twilio Inc. Class A	4,531,241	644,524
	VeriSign Inc.	2,616,962	635,791
*	HubSpot Inc.	1,564,354	627,775
*	Tyler Technologies Inc.	1,350,382	613,006
	SS&C Technologies Holdings Inc.	6,543,827	572,061
	CDW Corp.	4,083,366	556,154
*	Toast Inc. Class A	15,416,223	547,430
*	Gartner Inc.	2,151,336	542,739
	Qnity Electronics Inc.	6,595,868	538,553
*	Guidewire Software Inc.	2,675,958	537,894
*	GoDaddy Inc. Class A	4,230,052	524,865
*	Fabrinet	1,126,192	512,733
*	Unity Software Inc.	10,767,381	475,595
	Gen Digital Inc.	17,429,099	473,897
*	Super Micro Computer Inc.	15,989,540	468,014
*	F5 Inc.	1,828,686	466,790
*	Pinterest Inc. Class A	17,762,399	459,869
*	Okta Inc.	5,312,643	459,384
*,1	IonQ Inc.	10,034,786	450,261
*	Nutanix Inc. Class A	8,416,344	435,041
*	Docusign Inc.	6,296,195	430,660
*	Dynatrace Inc.	9,503,730	411,892
	Entegris Inc.	4,777,431	402,499
*	Akamai Technologies Inc.	4,515,941	394,016
*	CACI International Inc. Class A	694,340	369,951
*	MACOM Technology Solutions Holdings Inc.	2,114,479	362,168
*	Samsara Inc. Class A	9,880,680	350,270
*	Dayforce Inc.	5,013,437	346,729
	TD SYNNEX Corp.	2,289,884	344,009
*	EPAM Systems Inc.	1,644,274	336,879
*	Manhattan Associates Inc.	1,901,985	329,633
*	Rubrik Inc. Class A	4,247,309	324,834
*	Lattice Semiconductor Corp.	4,318,874	317,783
*	Rambus Inc.	3,389,783	311,487
	Skyworks Solutions Inc.	4,668,843	296,051
*	Procore Technologies Inc.	3,913,405	284,661
*	Snap Inc. Class A	34,646,408	279,597
*	Maplebear Inc.	6,189,650	278,410
*,1	D-Wave Quantum Inc.	10,361,346	270,949
*	Confluent Inc. Class A	8,472,841	256,219
	Paycom Software Inc.	1,591,501	253,622
	Advanced Energy Industries Inc.	1,191,873	249,542
*	Onto Innovation Inc.	1,576,312	248,837
*	SiTime Corp.	698,254	246,616
*	Qorvo Inc.	2,917,003	246,516
*	Sanmina Corp.	1,632,368	244,969
	Match Group Inc.	7,390,189	238,629
*	Rigetti Computing Inc.	9,903,099	219,354
*	Semtech Corp.	2,909,027	214,366
*	Elastic NV	2,834,333	213,822
*	TTM Technologies Inc.	3,066,179	211,566
*	UiPath Inc. Class A	12,845,368	210,536
44

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	JFrog Ltd.	3,165,150	197,695
*,1	Applied Digital Corp.	7,921,591	194,237
*	Cirrus Logic Inc.	1,615,562	191,444
*	Kyndryl Holdings Inc.	7,103,960	188,681
*	ServiceTitan Inc. Class A	1,759,039	187,338
*	Arrow Electronics Inc.	1,621,870	178,698
	Bentley Systems Inc. Class B	4,603,055	175,676
*	Commvault Systems Inc.	1,400,978	175,627
*,1	Cipher Mining Inc.	11,812,560	174,353
	Pegasystems Inc.	2,890,952	172,648
	Universal Display Corp.	1,424,682	166,374
*	Appfolio Inc. Class A	687,410	159,926
	KBR Inc.	3,945,332	158,602
*	Gitlab Inc. Class A	4,150,739	155,777
	Amkor Technology Inc.	3,895,090	153,778
*	CCC Intelligent Solutions Holdings Inc.	19,234,183	152,912
*	SentinelOne Inc. Class A	10,088,530	151,328
*	Qualys Inc.	1,137,896	151,226
*	Dropbox Inc. Class A	5,397,342	150,046
*,1	Life360 Inc.	2,328,378	149,342
*,1	Impinj Inc.	857,921	149,287
	Science Applications International Corp.	1,427,770	143,719
*	Hut 8 Corp.	3,100,389	142,432
*	Klaviyo Inc. Class A	4,340,129	140,924
*	FormFactor Inc.	2,434,122	135,775
*	Q2 Holdings Inc.	1,879,072	135,594
*	Silicon Laboratories Inc.	1,035,894	135,391
*	Novanta Inc.	1,136,557	135,239
*,1	Core Scientific Inc.	9,287,163	135,221
*	Workiva Inc. Class A	1,565,317	135,009
*	Box Inc. Class A	4,334,488	129,645
*,1	Terawulf Inc.	11,219,928	128,917
*	Zeta Global Holdings Corp. Class A	6,306,227	128,332
	Dolby Laboratories Inc. Class A	1,925,863	123,679
*,1	SoundHound AI Inc. Class A	12,219,348	121,827
*	Plexus Corp.	826,362	121,475
	Avnet Inc.	2,518,043	121,068
*	Varonis Systems Inc.	3,549,210	116,414
*	SPS Commerce Inc.	1,198,296	106,804
*	Parsons Corp.	1,690,506	104,473
*	DigitalOcean Holdings Inc.	2,157,444	103,816
*	Allegro MicroSystems Inc.	3,806,116	100,405
*	Blackbaud Inc.	1,528,376	96,777
	Clear Secure Inc. Class A	2,719,362	95,395
*	Agilysys Inc.	798,711	94,919
*	BlackLine Inc.	1,676,659	92,702
*	Freshworks Inc. Class A	7,539,711	92,361
*	Cargurus Inc. Class A	2,400,383	92,055
*	Braze Inc. Class A	2,670,778	91,581
*	Ambarella Inc.	1,270,739	90,019
*	Tenable Holdings Inc.	3,824,474	89,990
*	Teradata Corp.	2,842,770	86,534
*	Synaptics Inc.	1,156,916	85,635
*	nCino Inc.	3,308,743	84,836
*	Intapp Inc.	1,813,599	83,099
*	ZoomInfo Technologies Inc. Class A	8,053,477	81,904
*	Insight Enterprises Inc.	995,724	81,122
*	Axcelis Technologies Inc.	991,129	79,627
*	Xometry Inc. Class A	1,328,172	78,986
*	DXC Technology Co.	5,318,531	77,916
*	IAC Inc.	1,983,708	77,563
*,1	Cleanspark Inc.	7,658,740	77,506
*	Alarm.com Holdings Inc.	1,496,206	76,336
*,1	BigBear.ai Holdings Inc.	13,790,494	74,469
*	Diodes Inc.	1,493,182	73,674
	ePlus Inc.	836,129	73,329
*	Magnite Inc.	4,484,210	72,779
*,1	Trump Media & Technology Group Corp.	5,353,676	70,883
	Concentrix Corp.	1,688,712	70,217
*	RingCentral Inc. Class A	2,400,634	69,330
45

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	CSG Systems International Inc.	861,110	66,039
*,1	Quantum Computing Inc.	6,366,360	65,319
*	AvePoint Inc.	4,663,587	64,777
*	ACM Research Inc. Class A	1,599,229	63,090
	Power Integrations Inc.	1,770,192	62,913
*	Progress Software Corp.	1,364,894	58,636
*	NetScout Systems Inc.	2,127,828	57,579
*	Yelp Inc. Class A	1,889,321	57,416
*	LiveRamp Holdings Inc.	1,939,244	56,956
*	Photronics Inc.	1,771,537	56,689
	Vishay Intertechnology Inc.	3,909,037	56,642
	Adeia Inc.	3,260,912	56,251
*	Veeco Instruments Inc.	1,887,854	53,955
*	nLight Inc.	1,420,289	53,275
*	IPG Photonics Corp.	735,766	52,681
*	Rogers Corp.	569,969	52,192
*,1	C3.ai Inc. Class A	3,810,589	51,367
*,1	Alkami Technology Inc.	2,195,424	50,648
*	DoubleVerify Holdings Inc.	4,413,253	50,488
*	Diebold Nixdorf Inc.	741,830	50,363
*,1	Innodata Inc.	954,433	48,628
*,1	NextNav Inc.	2,810,205	46,762
*	Five9 Inc.	2,321,995	46,556
*	PAR Technology Corp.	1,282,352	46,524
	Benchmark Electronics Inc.	1,079,767	46,171
*	Onestream Inc. Class A	2,500,165	45,953
*	MaxLinear Inc. Class A	2,607,704	45,452
*	Appian Corp. Class A	1,280,315	45,349
*,1	Figure Technology Solutions Inc. Class A	1,092,641	44,623
*	NCR Voyix Corp.	4,354,395	44,415
*,1	Vertex Inc. Class A	2,217,712	44,288
*,1	Navitas Semiconductor Corp. Class A	6,188,314	44,185
*	Ziff Davis Inc.	1,242,088	43,659
*	Fastly Inc. Class A	4,185,768	42,611
	CTS Corp.	934,705	40,071
	A10 Networks Inc.	2,247,182	39,753
*	Ouster Inc.	1,790,933	38,756
*	Asana Inc. Class A	2,688,468	36,859
*	PagerDuty Inc.	2,749,180	36,042
*,1	SailPoint Inc.	1,753,026	35,464
*	Schrodinger Inc.	1,922,067	34,367
*	Ultra Clean Holdings Inc.	1,352,508	34,259
*	Amplitude Inc. Class A	2,929,527	33,924
*	Jamf Holding Corp.	2,501,257	32,541
*	Cohu Inc.	1,387,607	32,290
*	Penguin Solutions Inc.	1,551,024	30,338
*	Rapid7 Inc.	1,938,367	29,463
*	Sprinklr Inc. Class A	3,737,412	29,077
*	PDF Solutions Inc.	986,092	28,133
*,1	Netskope Inc. Class A	1,501,659	26,339
*	Yext Inc.	3,196,499	25,764
*	ScanSource Inc.	654,901	25,580
*	Daktronics Inc.	1,219,771	24,115
*	EverQuote Inc. Class A	878,443	23,718
*,1	NIQ Global Intelligence plc	1,386,687	22,866
*	AXT Inc.	1,316,368	21,523
*	SEMrush Holdings Inc. Class A	1,803,178	21,440
	PC Connection Inc.	368,558	21,288
*,1	Serve Robotics Inc.	2,036,569	21,140
*	Kimball Electronics Inc.	753,842	20,972
*,1	Blend Labs Inc. Class A	6,743,292	20,500
	Red Violet Inc.	351,075	19,994
*	SkyWater Technology Inc.	1,066,792	19,373
*	Powerfleet Inc.	3,618,222	19,249
*,1	indie Semiconductor Inc. Class A	5,410,238	19,098
*	Ichor Holdings Ltd.	1,024,476	18,881
*,1	Navan Inc. Class A	1,096,894	18,735
*	N-able Inc.	2,464,736	18,436
*	Grid Dynamics Holdings Inc.	1,988,574	17,957
*	Sprout Social Inc. Class A	1,564,264	17,629
46

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Rumble Inc.	2,683,411	16,959
*	CEVA Inc.	786,072	16,916
*,1	Aehr Test Systems	835,747	16,874
*	NerdWallet Inc. Class A	1,224,554	16,593
*	Digital Turbine Inc.	3,225,370	16,127
*	Alpha & Omega Semiconductor Ltd.	749,077	14,839
	Shutterstock Inc.	775,995	14,822
*	Weave Communications Inc.	1,934,174	14,680
	OneSpan Inc.	1,132,596	14,543
*	Arteris Inc.	937,043	14,524
*	Mitek Systems Inc.	1,347,395	14,215
*	Nextdoor Holdings Inc.	6,763,680	14,204
*	Angi Inc. Class A	1,084,518	14,023
	Hackett Group Inc.	710,875	13,954
	Climb Global Solutions Inc.	130,504	13,415
*,1	Groupon Inc.	761,571	13,411
*	Cerence Inc.	1,241,566	13,272
*,1	Veritone Inc.	2,800,657	13,023
*	Bandwidth Inc. Class A	839,907	12,977
*,1	Kopin Corp.	5,448,047	12,748
*	Consensus Cloud Solutions Inc.	567,206	12,376
*	MediaAlpha Inc. Class A	935,282	12,112
*,1	Grindr Inc.	883,619	11,964
*,1	Aeva Technologies Inc.	849,416	11,280
	Immersion Corp.	1,625,208	11,051
*,1	Ibotta Inc. Class A	479,207	10,892
*	Eventbrite Inc. Class A	2,346,738	10,443
*	PubMatic Inc. Class A	1,175,859	10,430
*,1	Via Transportation Inc. Class A	356,831	10,352
*	Simulations Plus Inc.	537,490	9,798
*	SmartRent Inc. Class A	4,755,163	9,605
	NVE Corp.	149,719	8,883
*	ON24 Inc.	1,067,505	8,497
	Xerox Holdings Corp.	3,578,710	8,482
*	Domo Inc. Class B	986,416	8,316
*	Bumble Inc. Class A	2,323,668	8,296
*	Commerce.com Inc.	2,006,813	8,268
*	Telos Corp.	1,597,835	8,149
*	Rimini Street Inc.	2,080,379	8,072
*,1	MicroVision Inc.	9,446,026	7,822
*,1	Aeluma Inc.	446,381	7,664
*	Asure Software Inc.	775,410	7,304
	Methode Electronics Inc.	1,066,057	7,079
*	Backblaze Inc. Class A	1,390,230	6,478
*	eGain Corp.	595,590	6,129
*	CS Disco Inc.	751,194	5,829
*,1	Tucows Inc. Class A	257,905	5,782
*,1	Duos Technologies Group Inc.	508,786	5,724
*	GSI Technology Inc.	919,431	5,710
*,1	TrueCar Inc.	2,511,457	5,676
*	Viant Technology Inc. Class A	468,891	5,645
*	Unisys Corp.	2,022,073	5,581
*,1	1stdibs.com Inc.	908,280	5,441
*	Everspin Technologies Inc.	584,800	5,427
*	Amtech Systems Inc.	430,540	5,403
[1]	ReposiTrak Inc.	435,859	5,392
*,1	Rekor Systems Inc.	3,768,745	5,201
*,1	Getty Images Holdings Inc.	3,878,650	5,197
*	TechTarget Inc.	890,567	4,809
*,1	Datavault AI Inc.	7,303,121	4,762
*,1	Blaize Holdings Inc.	2,415,706	4,711
*	One Stop Systems Inc.	648,656	4,657
*	Intellicheck Inc.	668,560	4,466
*,1	Ambiq Micro Inc.	152,463	4,345
*	Kaltura Inc.	2,641,043	4,331
	Richardson Electronics Ltd.	356,083	3,874
*,1	Arena Group Holdings Inc.	923,307	3,693
*,1	Digimarc Corp.	549,644	3,606
[1]	BTCS Inc.	1,331,894	3,516
*,1	inTEST Corp.	460,795	3,442
47

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	CSP Inc.	272,265	3,403
*,1	KULR Technology Group Inc.	1,096,785	3,247
*,1	Nuburu Inc.	20,032,656	3,189
*	Identiv Inc.	800,059	3,072
*,1	Wolfspeed Inc. (XNYS)	162,764	2,834
*	WM Technology Inc.	3,121,918	2,576
*	Expensify Inc. Class A	1,664,862	2,514
*,1	QuickLogic Corp.	406,551	2,443
*	AudioEye Inc.	242,739	2,425
*,1	Quantum Corp.	374,196	2,414
*	Synchronoss Technologies Inc.	269,092	2,303
*	AstroNova Inc.	244,374	2,114
*,1	Rackspace Technology Inc.	2,106,832	2,046
*,1	Atomera Inc.	890,855	1,969
*,1	VirnetX Holding Corp.	113,293	1,891
*,1	Airship AI Holdings Inc.	651,075	1,882
*	DLH Holdings Corp.	305,738	1,727
*,1	Stubhub Holdings Inc. Class A	123,792	1,675
[1]	Zedge Inc. Class B	445,793	1,462
*	Trio-Tech International	106,170	1,406
*	WidePoint Corp.	259,060	1,391
*	NetSol Technologies Inc.	439,236	1,331
*	Upland Software Inc.	919,599	1,315
*,1	Pixelworks Inc.	200,989	1,278
*,1	Phunware Inc.	656,562	1,215
*	Aware Inc.	631,259	1,174
*	TransAct Technologies Inc.	265,639	1,063
*,1	Vivid Seats Inc. Class A	140,650	1,014
*	ACCESS Newswire Inc.	107,686	1,002
*,1	KORE Group Holdings Inc.	225,868	953
*	Inuvo Inc.	377,482	936
*	Silvaco Group Inc.	226,322	917
*	Beachbody Co. Inc.	86,477	896
*	Key Tronic Corp.	315,028	879
*,1	PSQ Holdings Inc. Class A	815,759	840
*	comScore Inc.	116,444	757
*	Mastech Digital Inc.	95,432	666
*	Data I/O Corp.	208,781	662
*,1	Gloo Holdings Inc. Class A	113,004	643
*,1	Skillz Inc. Class A	145,800	628
*,1	LivePerson Inc.	162,320	628
*	Data Storage Corp.	115,593	592
*	BuzzFeed Inc. Class A	610,151	568
*	CVD Equipment Corp.	182,583	564
*,1	Laser Photonics Corp.	211,913	523
*,1	Wolfspeed Inc.	4,895,344	475
*	Creative Realities Inc.	166,816	435
*,1	Datacentrex Inc.	153,912	423
*,1	FiscalNote Holdings Inc.	279,800	411
*	Glimpse Group Inc.	427,800	396
*	Nixxy Inc.	398,877	383
*	Research Frontiers Inc.	272,287	357
*,1	Firefly Neuroscience Inc.	328,400	287
*	Intelligent Protection Management Corp.	139,605	240
*,1	authID Inc.	274,478	240
*,1	Veea Inc.	343,900	219
*	Giftify Inc.	144,204	159
*	Intellinetics Inc.	19,445	155
*	Acorn Energy Inc.	9,752	147
*	Sphere 3D Corp.	440,410	131
*,1	Mobix Labs Inc. Class A	482,457	129
*,1	iPower Inc.	13,389	100
*	Nortech Systems Inc.	9,179	68
*,1	System1 Inc.	17,069	67
*,1	Brand Engagement Network Inc.	26,391	61
*	Alpha Modus Holdings Inc.	84,627	39
*,2	Pivotal Software Inc.	2,226,463	—
			790,180,374
48

Total Stock Market Index Fund
		Shares	Market Value• ($000)
Telecommunications (1.8%)
	Cisco Systems Inc.	111,706,001	8,604,713
	AT&T Inc.	222,662,987	5,530,949
	Verizon Communications Inc.	119,171,088	4,853,838
*	Arista Networks Inc.	31,647,728	4,146,802
	Comcast Corp. Class A	114,030,524	3,408,372
	T-Mobile US Inc.	14,064,087	2,855,572
	Motorola Solutions Inc.	5,229,686	2,004,643
*	Ciena Corp.	4,434,691	1,037,141
*	Lumentum Holdings Inc.	2,229,471	821,761
*	Charter Communications Inc. Class A	2,639,764	551,051
*,1	AST SpaceMobile Inc. Class A	7,040,425	511,346
*	EchoStar Corp. Class A	4,184,183	454,821
*	Roku Inc.	4,104,772	445,327
*	Frontier Communications Parent Inc.	7,880,956	300,028
	InterDigital Inc.	814,046	259,176
*	Lumen Technologies Inc.	29,126,503	226,313
*	Liberty Broadband Corp. Class C	3,741,549	181,839
*	Viasat Inc.	4,020,198	138,536
*	Viavi Solutions Inc.	7,036,823	125,396
*	CommScope Holding Co. Inc.	6,631,916	120,237
	Telephone & Data Systems Inc.	2,890,536	118,512
*	Calix Inc.	1,851,349	97,992
*	Globalstar Inc.	1,598,669	97,583
*	Applied Optoelectronics Inc.	2,051,452	71,514
*	Extreme Networks Inc.	3,947,611	65,728
	Uniti Group Inc.	7,467,446	52,347
	Iridium Communications Inc.	2,863,879	49,774
*	Digi International Inc.	1,106,785	47,913
*	GCI Liberty Inc. Class C	1,053,694	39,208
	Cogent Communications Holdings Inc.	1,543,223	33,272
*	Harmonic Inc.	3,333,860	32,972
	IDT Corp. Class B	632,098	32,370
	Array Digital Infrastructure Inc.	485,910	26,054
*,1	fuboTV Inc. Class A	10,228,733	25,776
*	Liberty Broadband Corp. Class A	514,617	24,846
*	ADTRAN Holdings Inc.	2,516,922	21,872
*	NETGEAR Inc.	865,287	21,225
	Shenandoah Telecommunications Co.	1,621,397	18,743
	Cable One Inc.	141,388	15,956
*,1	Lightwave Logic Inc.	4,342,951	14,071
*	Optimum Communications Inc. Class A	8,372,524	13,815
*	Gogo Inc.	2,523,172	11,758
*	Clearfield Inc.	371,525	10,830
*	Ooma Inc.	779,871	9,148
*	Xperi Inc.	1,379,319	8,083
*	Ribbon Communications Inc.	2,734,117	7,874
*	8x8 Inc.	3,927,847	7,738
*	Anterix Inc.	351,793	7,680
	Spok Holdings Inc.	578,567	7,631
*	Aviat Networks Inc.	355,692	7,605
*	BK Technologies Corp.	94,379	7,040
	ATN International Inc.	301,591	6,876
*	Lantronix Inc.	919,404	5,388
*	Comtech Telecommunications Corp.	842,420	4,456
*	GCI Liberty Inc. Class A	112,981	4,166
*,1	Inseego Corp.	376,559	3,867
*	KVH Industries Inc.	527,571	3,677
*	Genasys Inc.	1,303,758	2,796
*	Crexendo Inc.	394,933	2,555
*	Airgain Inc.	345,269	1,402
	Franklin Wireless Corp.	296,350	1,295
*	SurgePays Inc.	418,431	699
*	Optical Cable Corp.	142,353	633
	Network-1 Technologies Inc.	392,041	513
*	NextPlat Corp.	44,512	24
*,2	GCI Liberty Inc.	2,704,635	—
			37,623,138
49

Total Stock Market Index Fund
		Shares	Market Value• ($000)
Utilities (2.5%)
	NextEra Energy Inc.	65,440,252	5,253,543
	Constellation Energy Corp.	9,817,361	3,468,179
	Southern Co.	34,568,412	3,014,365
	Duke Energy Corp.	24,445,581	2,865,267
	Waste Management Inc.	12,653,754	2,780,156
	American Electric Power Co. Inc.	16,788,191	1,935,846
	Sempra	20,495,895	1,809,583
	Vistra Corp.	10,649,914	1,718,151
	Dominion Energy Inc.	26,795,267	1,569,935
	Waste Connections Inc.	8,045,512	1,410,861
	Exelon Corp.	31,689,601	1,381,350
	Xcel Energy Inc.	18,573,172	1,371,814
	Republic Services Inc.	6,314,703	1,338,275
	Entergy Corp.	14,011,397	1,295,073
	Public Service Enterprise Group Inc.	15,659,874	1,257,488
	Consolidated Edison Inc.	11,363,484	1,128,621
	WEC Energy Group Inc.	10,237,129	1,079,608
	PG&E Corp.	67,087,632	1,078,098
	NRG Energy Inc.	6,021,425	958,852
	Atmos Energy Corp.	5,081,492	851,810
	Ameren Corp.	8,502,210	849,031
	American Water Works Co. Inc.	6,145,635	802,005
	Eversource Energy	11,775,053	792,814
	CenterPoint Energy Inc.	20,450,048	784,055
	PPL Corp.	22,133,820	775,126
	FirstEnergy Corp.	17,266,700	773,030
	Edison International	12,126,102	727,809
	DTE Energy Co.	5,551,728	716,062
	CMS Energy Corp.	9,556,452	668,283
	NiSource Inc.	14,997,517	626,296
*	Talen Energy Corp.	1,440,548	539,975
	Alliant Energy Corp.	8,105,240	526,922
	Evergy Inc.	7,169,343	519,706
*	Clean Harbors Inc.	1,517,161	355,744
	Essential Utilities Inc.	8,917,872	342,090
	Pinnacle West Capital Corp.	3,749,119	332,547
	AES Corp.	22,468,013	322,191
	OGE Energy Corp.	6,517,765	278,309
*,1	Oklo Inc. Class A	3,680,472	264,111
	UGI Corp.	6,748,760	252,606
	National Fuel Gas Co.	2,849,425	228,125
	IDACORP Inc.	1,703,206	215,558
	TXNM Energy Inc.	3,417,745	201,237
	Ormat Technologies Inc.	1,817,193	200,745
*	Casella Waste Systems Inc. Class A	1,969,758	192,918
	Portland General Electric Co.	3,565,195	171,094
	Black Hills Corp.	2,372,587	164,705
	Southwest Gas Holdings Inc.	2,032,132	162,611
	ONE Gas Inc.	1,896,125	146,476
	Spire Inc.	1,768,292	146,238
	New Jersey Resources Corp.	3,164,859	145,963
	MDU Resources Group Inc.	6,772,763	132,204
*	Sunrun Inc.	6,921,307	127,352
	Northwestern Energy Group Inc.	1,937,001	125,014
	Avista Corp.	2,560,279	98,673
	Chesapeake Utilities Corp.	743,880	92,806
	MGE Energy Inc.	1,148,127	90,036
	American States Water Co.	1,215,347	88,088
	California Water Service Group	1,864,738	80,799
	Clearway Energy Inc. Class C	2,360,092	78,497
*,1	NuScale Power Corp. Class A	5,364,478	76,015
*	Hawaiian Electric Industries Inc.	5,413,524	66,586
	Northwest Natural Holding Co.	1,269,525	59,338
	H2O America	991,673	48,582
	Clearway Energy Inc. Class A	1,353,032	42,512
*	Enviri Corp.	2,277,049	40,805
	Middlesex Water Co.	575,607	29,022
*,1	NANO Nuclear Energy Inc.	1,195,011	28,692
	Unitil Corp.	570,441	27,632
50

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Excelerate Energy Inc. Class A	702,986	19,719
	Consolidated Water Co. Ltd.	496,323	17,515
	York Water Co.	516,758	16,454
*	Cadiz Inc.	1,670,464	9,371
	Artesian Resources Corp. Class A	274,863	8,688
	Genie Energy Ltd. Class B	589,317	8,121
*,1	Perma-Fix Environmental Services Inc.	550,971	6,937
*	Pure Cycle Corp.	595,059	6,540
	RGC Resources Inc.	251,023	5,347
*,1	ALT5 Sigma Corp.	3,924,878	4,317
	Global Water Resources Inc.	439,882	3,717
*	Arq Inc.	1,056,800	3,456
*,1	Net Power Inc.	1,099,992	2,508
*	Spruce Power Holding Corp.	423,209	2,154
*	Quest Resource Holding Corp.	547,428	1,018
*,1	Zeo Energy Corp.	340,315	371
			52,240,143
Total Common Stocks (Cost $785,790,744)			2,051,640,075
Preferred Stocks (0.0%)
*,1,2	ClearOne Inc. Preference Shares	24,648	5
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	1,763,201	—
[2]	BTCS Inc. Preference Shares	280,193	—
*,1,2	Nutriband Inc. Preference Shares	30,646	—
Total Preferred Stocks (Cost $5,110)			5
Rights (0.0%)
*,1,2	Korro Bio Inc. CVR	1,246,700	2,445
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	201,001	911
*,2	Sanofi Aatd Inc. CVR	1,216,278	788
*,2	Spectrum Pharmaceuticals Inc. CVR	5,990,797	488
*,2	Adverum Biotechnologies Inc. CVR	572,302	458
*,2	Enliven Therapeutics Inc. CVR	370,003	334
*,2	Coherus BioSciences Inc. CVR	1,709,153	161
*,2	Gyre Therapeutics Inc. CVR	826,502	83
*,1,2	FG Nexus Inc. CVR	14,902	81
*,2	Chinook Therapeutics Inc. CVR	415,255	76
*,2	Adamas Pharmaceuticals Inc. CVR	1,261,079	76
*,1,2	Q32 Bio Inc. CVR	1,354,738	12
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	122,042	8
*,2	Dianthus Therapeutics Inc. CVR	1,432,921	7
*,2	Akero Therapeutics Inc. CVR	2,352	2
*,2	Metsera Inc. CVR	245	1
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	ABIOMED Inc. CVR	264	—
*,2	OmniAb Inc. 12.5 Earnout	186,267	—
*,2	OmniAb Inc. 15 Earnout	186,267	—
*,1,2	Carisma Therapeutics Inc. CVR	6,822,627	—
*,2	Neurogene Inc. CVR	98,708	—
*,1,2	Traws Pharma Inc. CVR	365,661	—
*,2	Tectonic Therapeutic Inc. CVR	110,889	—
*,2	Ikena Oncology Securities Corp. CVR	1,028,743	—
*,2	AmpliTech Group Inc.	79,440	—
Total Rights (Cost $5,033)			5,951
Warrants (0.0%)
*	Altisource Portfolio Solutions SA Exp. 4/30/2032	582,728	236
*,1	Altisource Portfolio Solutions SA Exp. 4/2/2029	582,728	192
*	Presidio Property Trust Inc. Exp. 1/24/2027	110,319	4
*	SELLAS Life Sciences Group Inc. Exp. 4/5/2027	40,000	—
Total Warrants (Cost $—)			432
51

Total Stock Market Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5] Vanguard Market Liquidity Fund, 3.780% (Cost $8,260,913)	82,626,242	8,262,624
Total Investments (100.2%) (Cost $794,061,800)		2,059,909,087
Other Assets and Liabilities—Net (-0.2%)		(3,319,496)
Net Assets (100%)		2,056,589,591
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,860,306.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,206,344 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	4,224	527,577	(15,917)
E-mini S&P 500 Index	March 2026	3,078	1,060,756	(12,058)
E-mini S&P Mid-Cap 400 Index	March 2026	194	64,509	(998)
				(28,973)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	2/2/2026	GSI	4,190	(3.640)	—	(316)
Bank of America Corp.	2/1/2027	CITNA	447,040	(4.490)	—	(7,486)
Citigroup Inc.	8/31/2027	BANA	301,050	(4.380)	—	(9,398)
Fiserv Inc.	8/31/2026	BANA	257,850	(4.490)	—	(1,325)
Global Payments Inc.	8/31/2026	BANA	144,630	(4.349)	—	(5,345)
Goldman Sachs Group Inc.	8/31/2027	BANA	353,746	(4.386)	—	(8,666)
JPMorgan Chase & Co.	8/31/2027	BANA	1,180,476	(4.370)	—	(20,771)
NetApp Inc.	8/31/2026	BANA	21,304	(4.320)	—	(664)
PayPal Holdings Inc.	8/31/2026	BANA	162,519	(4.490)	—	(4,350)
VICI Properties Inc. Class A	8/31/2026	BANA	82,562	(4.340)	1,271	—
Visa Inc. Class A	8/31/2026	BANA	363,875	(3.630)	—	(4,018)
					1,271	(62,339)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
52

Total Stock Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $785,796,954)	2,051,642,643
Affiliated Issuers (Cost $8,264,846)	8,266,444
Total Investments in Securities	2,059,909,087
Investment in Vanguard	48,834
Cash	246,086
Cash Collateral Pledged—Futures Contracts	140,430
Cash Collateral Pledged—Over-the-Counter Swap Contracts	44,094
Receivables for Investment Securities Sold	3,764
Receivables for Accrued Income	1,119,003
Receivables for Capital Shares Issued	743,867
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,271
Total Assets	2,062,256,436
Liabilities
Payables for Investment Securities Purchased	39,160
Collateral for Securities on Loan	4,206,344
Payables for Capital Shares Redeemed	1,316,273
Payables to Vanguard	26,123
Variation Margin Payable—Futures Contracts	16,606
Unrealized Depreciation—Over-the-Counter Swap Contracts	62,339
Total Liabilities	5,666,845
Net Assets	2,056,589,591
1 Includes $3,860,306 of securities on loan.
53

Total Stock Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	829,822,539
Total Distributable Earnings (Loss)	1,226,767,052
Net Assets	2,056,589,591

Investor Shares—Net Assets
Applicable to 148,575,733 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,243,715
Net Asset Value Per Share—Investor Shares	$163.17

ETF Shares—Net Assets
Applicable to 1,702,890,429 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	570,913,605
Net Asset Value Per Share—ETF Shares	$335.26

Admiral™ Shares—Net Assets
Applicable to 2,753,667,046 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	449,405,329
Net Asset Value Per Share—Admiral Shares	$163.20

Institutional Shares—Net Assets
Applicable to 626,803,483 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	102,311,904
Net Asset Value Per Share—Institutional Shares	$163.23

Institutional Plus Shares—Net Assets
Applicable to 2,811,595,310 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	860,895,547
Net Asset Value Per Share—Institutional Plus Shares	$306.19

Institutional Select Shares—Net Assets
Applicable to 151,904,928 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,819,491
Net Asset Value Per Share—Institutional Select Shares	$321.38
See accompanying Notes, which are an integral part of the Financial Statements.
54

Total Stock Market Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	23,332,045
Interest—Unaffiliated Issuers	11,401
Interest—Affiliated Issuers	183,735
Securities Lending—Net	194,031
Total Income	23,721,212
Expenses
The Vanguard Group—Note B
Investment Advisory Services	39,803
Management and Administrative—Investor Shares	30,276
Management and Administrative—ETF Shares	116,286
Management and Administrative—Admiral Shares	143,181
Management and Administrative—Institutional Shares	25,042
Management and Administrative—Institutional Plus Shares	115,792
Management and Administrative—Institutional Select Shares	5,380
Marketing and Distribution—Investor Shares	838
Marketing and Distribution—ETF Shares	17,085
Marketing and Distribution—Admiral Shares	15,609
Marketing and Distribution—Institutional Shares	1,988
Marketing and Distribution—Institutional Plus Shares	16,415
Marketing and Distribution—Institutional Select Shares	172
Custodian Fees	2,104
Auditing Fees	250
Shareholders’ Reports and Proxy Fees—Investor Shares	97
Shareholders’ Reports and Proxy Fees—ETF Shares	4,831
Shareholders’ Reports and Proxy Fees—Admiral Shares	982
Shareholders’ Reports and Proxy Fees—Institutional Shares	64
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	3,565
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	3
Trustees’ Fees and Expenses	1,091
Other Expenses	412
Total Expenses	541,266
Net Investment Income	23,179,946
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	55,385,814
Investment Securities Sold—Affiliated Issuers	(209)
Futures Contracts	179,997
Swap Contracts	641,095
Foreign Currencies	(67)
Realized Net Gain (Loss)	56,206,630
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	229,150,654
Investment Securities—Affiliated Issuers	396
Futures Contracts	93,633
Swap Contracts	(29,202)
Change in Unrealized Appreciation (Depreciation)	229,215,481
Net Increase (Decrease) in Net Assets Resulting from Operations	308,602,057
1	Dividends are net of foreign withholding taxes of $3,783.
2	Includes $61,116,942 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
55

Total Stock Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,179,946	21,896,576
Realized Net Gain (Loss)	56,206,630	44,906,104
Change in Unrealized Appreciation (Depreciation)	229,215,481	279,350,523
Net Increase (Decrease) in Net Assets Resulting from Operations	308,602,057	346,153,203
Distributions
Investor Shares	(254,486)	(268,758)
ETF Shares	(6,204,206)	(5,647,867)
Admiral Shares	(5,086,218)	(5,171,932)
Institutional Shares	(1,176,554)	(1,230,338)
Institutional Plus Shares	(9,652,432)	(9,184,246)
Institutional Select Shares	(842,999)	(1,004,871)
Total Distributions	(23,216,895)	(22,508,012)
Capital Share Transactions
Investor Shares	(1,411,084)	(2,617,137)
ETF Shares	38,576,444	29,058,165
Admiral Shares	(19,635,321)	(8,386,513)
Institutional Shares	(6,676,039)	(4,459,276)
Institutional Plus Shares	26,544,757	(25,961,444)
Institutional Select Shares	(44,157,333)	8,142,555
Net Increase (Decrease) from Capital Share Transactions	(6,758,576)	(4,223,650)
Total Increase (Decrease)	278,626,586	319,421,541
Net Assets
Beginning of Period	1,777,963,005	1,458,541,464
End of Period	2,056,589,591	1,777,963,005
See accompanying Notes, which are an integral part of the Financial Statements.
56

Total Stock Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$141.00	$115.48	$93.09	$117.53	$94.71
Investment Operations
Net Investment Income[1]	1.658	1.583	1.536	1.335	1.284
Capital Gain Distributions Received	—	—	.000[1,2]	.000[1,2]	.000[1,2]
Net Realized and Unrealized Gain (Loss) on Investments	22.176	25.582	22.401	(24.344)	22.837
Total from Investment Operations	23.834	27.165	23.937	(23.009)	24.121
Distributions
Dividends from Net Investment Income	(1.664)	(1.645)	(1.547)	(1.431)	(1.301)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.664)	(1.645)	(1.547)	(1.431)	(1.301)
Net Asset Value, End of Period	$163.17	$141.00	$115.48	$93.09	$117.53
Total Return[3]	17.01%	23.61%	25.89%	-19.60%	25.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,244	$22,134	$20,443	$18,409	$133,977
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[4]	0.14%[4]	0.14%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.22%	1.48%	1.28%	1.20%
Portfolio Turnover Rate[5]	3%	2%	2%	3%	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
57

Total Stock Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$289.70	$237.25	$191.25	$241.49	$194.61
Investment Operations
Net Investment Income[1]	3.750	3.561	3.411	3.191	2.912
Capital Gain Distributions Received	—	—	.000[1,2]	.000[1,2]	.000[1,2]
Net Realized and Unrealized Gain (Loss) on Investments	45.567	52.563	46.002	(50.248)	46.898
Total from Investment Operations	49.317	56.124	49.413	(47.057)	49.810
Distributions
Dividends from Net Investment Income	(3.757)	(3.674)	(3.413)	(3.183)	(2.930)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.757)	(3.674)	(3.413)	(3.183)	(2.930)
Net Asset Value, End of Period	$335.26	$289.70	$237.25	$191.25	$241.49
Total Return	17.14%	23.75%	26.03%	-19.50%	25.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$570,914	$456,499	$347,955	$261,084	$299,088
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%[3]	0.03%[3]	0.03%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.33%	1.60%	1.55%	1.31%
Portfolio Turnover Rate[4]	3%	2%	2%	3%	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
58

Total Stock Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$141.03	$115.49	$93.10	$117.56	$94.74
Investment Operations
Net Investment Income[1]	1.807	1.717	1.645	1.540	1.402
Capital Gain Distributions Received	—	—	.000[1,2]	.000[1,2]	.000[1,2]
Net Realized and Unrealized Gain (Loss) on Investments	22.177	25.599	22.396	(24.460)	22.833
Total from Investment Operations	23.984	27.316	24.041	(22.920)	24.235
Distributions
Dividends from Net Investment Income	(1.814)	(1.776)	(1.651)	(1.540)	(1.415)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.814)	(1.776)	(1.651)	(1.540)	(1.415)
Net Asset Value, End of Period	$163.20	$141.03	$115.49	$93.10	$117.56
Total Return[3]	17.12%	23.74%	26.01%	-19.53%	25.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$449,405	$406,815	$340,379	$274,489	$341,733
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[4]	0.04%[4]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.32%	1.59%	1.54%	1.30%
Portfolio Turnover Rate[5]	3%	2%	2%	3%	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$141.05	$115.51	$93.12	$117.58	$94.75
Investment Operations
Net Investment Income[1]	1.821	1.729	1.655	1.497	1.416
Capital Gain Distributions Received	—	—	.000[1,2]	.000[1,2]	.000[1,2]
Net Realized and Unrealized Gain (Loss) on Investments	22.187	25.600	22.397	(24.407)	22.841
Total from Investment Operations	24.008	27.329	24.052	(22.910)	24.257
Distributions
Dividends from Net Investment Income	(1.828)	(1.789)	(1.662)	(1.550)	(1.427)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.828)	(1.789)	(1.662)	(1.550)	(1.427)
Net Asset Value, End of Period	$163.23	$141.05	$115.51	$93.12	$117.58
Total Return	17.13%	23.75%	26.02%	-19.51%	25.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$102,312	$94,712	$81,389	$66,751	$249,282
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%[3]	0.03%[3]	0.03%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.33%	1.60%	1.46%	1.31%
Portfolio Turnover Rate[4]	3%	2%	2%	3%	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$264.58	$216.65	$174.63	$220.49	$177.69
Investment Operations
Net Investment Income[1]	3.450	3.268	3.123	2.960	2.672
Capital Gain Distributions Received	—	—	.000[1,2]	.000[1,2]	.000[1,2]
Net Realized and Unrealized Gain (Loss) on Investments	41.613	48.018	42.014	(45.906)	42.823
Total from Investment Operations	45.063	51.286	45.137	(42.946)	45.495
Distributions
Dividends from Net Investment Income	(3.453)	(3.356)	(3.117)	(2.914)	(2.695)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.453)	(3.356)	(3.117)	(2.914)	(2.695)
Net Asset Value, End of Period	$306.19	$264.58	$216.65	$174.63	$220.49
Total Return	17.15%	23.76%	26.03%	-19.51%	25.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$860,896	$714,400	$607,188	$488,093	$296,554
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%[3]	0.02%[3]	0.02%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.34%	1.61%	1.59%	1.32%
Portfolio Turnover Rate[4]	3%	2%	2%	3%	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$277.70	$227.37	$183.25	$231.36	$186.45
Investment Operations
Net Investment Income[1]	3.618	3.464	3.312	3.093	2.821
Capital Gain Distributions Received	—	—	.000[1,2]	.000[1,2]	.000[1,2]
Net Realized and Unrealized Gain (Loss) on Investments	43.709	50.388	44.079	(48.139)	44.937
Total from Investment Operations	47.327	53.852	47.391	(45.046)	47.758
Distributions
Dividends from Net Investment Income	(3.647)	(3.522)	(3.271)	(3.064)	(2.848)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.647)	(3.522)	(3.271)	(3.064)	(2.848)
Net Asset Value, End of Period	$321.38	$277.70	$227.37	$183.25	$231.36
Total Return	17.16%	23.78%	26.05%	-19.50%	25.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,819	$83,402	$61,187	$44,101	$52,780
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%[3]	0.01%[3]	0.01%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.35%	1.62%	1.57%	1.33%
Portfolio Turnover Rate[4]	3%	2%	2%	3%	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
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Total Stock Market Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $48,834,000, representing less than 0.01% of the fund’s net assets and 19.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
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Total Stock Market Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,051,639,404	475	196	2,051,640,075
Preferred Stocks	—	—	5	5
Rights	—	—	5,951	5,951
Warrants	432	—	—	432
Temporary Cash Investments	8,262,624	—	—	8,262,624
Total	2,059,902,460	475	6,152	2,059,909,087

Derivative Financial Instruments
Assets
Swap Contracts	—	1,271	—	1,271
Liabilities
Futures Contracts[1]	(28,973)	—	—	(28,973)
Swap Contracts	—	(62,339)	—	(62,339)
Total	(28,973)	(62,339)	—	(91,312)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	61,740,007
Total Distributable Earnings (Loss)	(61,740,007)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	229,435
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,263,411,338
Capital Loss Carryforwards	(36,873,721)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,226,767,052
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Total Stock Market Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	23,216,895	22,508,012
Long-Term Capital Gains	—	—
Total	23,216,895	22,508,012
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	796,497,749
Gross Unrealized Appreciation	1,312,722,912
Gross Unrealized Depreciation	(49,311,574)
Net Unrealized Appreciation (Depreciation)	1,263,411,338
E.  During the year ended December 31, 2025, the fund purchased $70,015,442,000 of investment securities and sold $48,803,620,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $47,753,330,000 and $74,559,468,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $2,338,286,000 and sales were $2,348,793,000, resulting in net realized loss of $318,176,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	722,826	5,691	255,042	2,026
Issued in Lieu of Cash Distributions	254,486	1,690	268,758	2,012
Redeemed	(2,388,396)	(15,784)	(3,140,937)	(24,090)
Net Increase (Decrease)—Investor Shares	(1,411,084)	(8,403)	(2,617,137)	(20,052)
ETF Shares
Issued	63,604,615	207,941	90,631,705	332,822
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(25,028,171)	(80,800)	(61,573,540)	(223,700)
Net Increase (Decrease)—ETF Shares	38,576,444	127,141	29,058,165	109,122
Admiral Shares
Issued	30,728,743	209,390	32,704,599	253,051
Issued in Lieu of Cash Distributions	4,214,612	27,972	4,308,022	32,211
Redeemed	(54,578,676)	(368,397)	(45,399,134)	(347,790)
Net Increase (Decrease)—Admiral Shares	(19,635,321)	(131,035)	(8,386,513)	(62,528)
Institutional Shares
Issued	10,347,843	69,127	12,065,162	92,206
Issued in Lieu of Cash Distributions	911,712	6,057	978,170	7,318
Redeemed	(17,935,594)	(119,873)	(17,502,608)	(132,646)
Net Increase (Decrease)—Institutional Shares	(6,676,039)	(44,689)	(4,459,276)	(33,122)
Institutional Plus Shares
Issued	76,850,417	287,528	31,442,646	129,725
Issued in Lieu of Cash Distributions	9,577,752	33,816	9,108,790	36,301
Redeemed	(59,883,412)	(209,880)	(66,512,880)	(268,482)
Net Increase (Decrease)—Institutional Plus Shares	26,544,757	111,464	(25,961,444)	(102,456)
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Total Stock Market Index Fund
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Select Shares
Issued	15,430,684	51,705	23,144,854	91,362
Issued in Lieu of Cash Distributions	842,999	2,898	1,004,871	3,810
Redeemed	(60,431,016)	(203,035)	(16,007,170)	(63,944)
Net Increase (Decrease)—Institutional Select Shares	(44,157,333)	(148,432)	8,142,555	31,228
G.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2025 Market Value ($000)
1895 Bancorp of Wisconsin Inc.	3,298	—	3,289	(329)	320	—	—	—
Coeptis Therapeutics Holdings Inc.	—	4,062	126	(3)	(113)	—	—	3,820
Vanguard Market Liquidity Fund	6,848,081	NA1	NA1	123	189	183,735	—	8,262,624
Total	6,851,379	4,062	3,415	(209)	396	183,735	—	8,266,444
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
67

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Total Stock Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Stock Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
  /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
68

Tax information (unaudited)
For corporate shareholders, 89.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $21,726,272,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $102,027,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $1,490,623,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
Q850 022026
69

Financial Statements
For the year ended December 31, 2025
Vanguard Extended Market Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	67
Tax information	68

Extended Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (4.0%)
*	ROBLOX Corp. Class A	7,053,098	571,513
*	Reddit Inc. Class A	1,365,703	313,934
*	Liberty Media Corp.-Liberty Formula One Class C	2,542,189	250,431
*,1	AST SpaceMobile Inc. Class A	2,601,655	188,958
*	Pinterest Inc. Class A	6,414,852	166,081
*	EchoStar Corp. Class A	1,449,922	157,607
*	Roku Inc.	1,408,638	152,823
	New York Times Co. Class A	1,739,187	120,734
*	Frontier Communications Parent Inc.	2,692,517	102,504
*	Snap Inc. Class A	12,149,851	98,049
*	Lumen Technologies Inc.	10,170,134	79,022
	Nexstar Media Group Inc. Class A	306,997	62,336
*	Liberty Broadband Corp. Class C	1,266,456	61,550
*	Madison Square Garden Sports Corp.	193,456	50,037
	Warner Music Group Corp. Class A	1,569,429	48,134
	Telephone & Data Systems Inc.	1,058,521	43,399
	Sirius XM Holdings Inc.	2,026,259	40,515
	TEGNA Inc.	1,727,236	33,526
*	Cargurus Inc. Class A	872,474	33,459
*	Globalstar Inc.	547,570	33,424
*	ZoomInfo Technologies Inc. Class A	2,958,467	30,088
*	IAC Inc.	703,072	27,490
*,1	Sphere Entertainment Co.	285,445	27,140
	Cinemark Holdings Inc.	1,115,564	25,926
*	Magnite Inc.	1,551,192	25,176
*	Madison Square Garden Entertainment Corp. Class A	435,350	23,461
*,1	Trump Media & Technology Group Corp.	1,752,931	23,209
*	Lionsgate Studios Corp.	2,469,259	22,544
	Iridium Communications Inc.	1,130,342	19,645
*	Yelp Inc. Class A	629,018	19,116
*	TripAdvisor Inc.	1,262,266	18,379
*	Liberty Global Ltd. Class C	1,640,560	18,112
*	Liberty Global Ltd. Class A	1,594,556	17,763
*	DoubleVerify Holdings Inc.	1,451,507	16,605
*	Ziff Davis Inc.	425,172	14,945
	Uniti Group Inc.	1,939,561	13,596
	John Wiley & Sons Inc. Class A	426,534	13,065
*	Atlanta Braves Holdings Inc. Class C	317,958	12,543
*	GCI Liberty Inc. Class C	332,467	12,371
*,1	Atlanta Braves Holdings Inc. Class A	273,734	11,631
	IDT Corp. Class B	220,356	11,284
	Cogent Communications Holdings Inc.	509,147	10,977
*	Liberty Media Corp.-Liberty Formula One Class A	109,825	9,816
*	fuboTV Inc. Class A	3,713,345	9,358
*,1	NIQ Global Intelligence plc	543,903	8,969
*	QuinStreet Inc.	607,211	8,726
*	Liberty Broadband Corp. Class A	180,122	8,696
*	Liberty Latin America Ltd. Class C	1,154,490	8,612
*,1	AMC Entertainment Holdings Inc. Class A	5,513,102	8,600
	Array Digital Infrastructure Inc.	154,485	8,283
*	EverQuote Inc. Class A	295,511	7,979
*,1	Rumble Inc.	1,222,338	7,725
*	Clear Channel Outdoor Holdings Inc.	3,452,354	7,630
*	Cars.com Inc.	606,956	7,405
	Scholastic Corp.	245,199	7,265
*	USA TODAY Co. Inc.	1,348,312	6,944
	Sinclair Inc.	428,464	6,556
*	Grindr Inc.	483,481	6,546
	Shenandoah Telecommunications Co.	506,542	5,856
	Cable One Inc.	50,259	5,672
1

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Stagwell Inc. Class A	1,157,205	5,659
*	iHeartMedia Inc. Class A	1,309,065	5,446
*	Nextdoor Holdings Inc.	2,468,241	5,183
	Shutterstock Inc.	267,865	5,116
*	Angi Inc. Class A	379,554	4,908
*	Optimum Communications Inc. Class A	2,961,406	4,886
*	Bandwidth Inc. Class A	312,213	4,824
*,1	Stubhub Holdings Inc. Class A	350,257	4,739
*	MediaAlpha Inc. Class A	359,080	4,650
*	Anterix Inc.	208,804	4,558
	Gray Media Inc.	917,541	4,441
*	Liberty Latin America Ltd. Class A	568,317	4,200
*,1	Angel Studios Inc. Class A	891,219	4,162
	National CineMedia Inc.	1,031,671	4,013
*	Eventbrite Inc. Class A	891,343	3,966
*	Gogo Inc.	820,296	3,823
	Marcus Corp.	235,467	3,652
*	PubMatic Inc. Class A	385,086	3,416
*	Ibotta Inc. Class A	145,351	3,304
*	AMC Networks Inc. Class A	342,964	3,265
*	Bumble Inc. Class A	875,317	3,125
*	EW Scripps Co. Class A	745,714	2,975
*	Boston Omaha Corp. Class A	240,383	2,974
	Spok Holdings Inc.	225,209	2,971
*	Reservoir Media Inc.	371,651	2,813
*	Thryv Holdings Inc.	445,591	2,696
*,1	Webtoon Entertainment Inc.	196,915	2,566
*	ZipRecruiter Inc. Class A	648,858	2,531
	Playtika Holding Corp.	636,476	2,514
	ATN International Inc.	106,353	2,425
	Entravision Communications Corp. Class A	703,404	2,061
*	TrueCar Inc.	850,311	1,922
*	TechTarget Inc.	297,877	1,609
	Starz Entertainment Corp.	136,110	1,592
*,1	MNTN Inc. Class A	118,707	1,417
	CuriosityStream Inc.	362,841	1,379
*	GCI Liberty Inc. Class A	36,655	1,351
*	Advantage Solutions Inc.	1,160,730	1,021
	John Wiley & Sons Inc. Class B	24,173	760
[1]	Emerald Holding Inc.	158,438	708
*	Marchex Inc. Class B	412,330	684
*	Playstudios Inc.	1,036,399	675
	Townsquare Media Inc. Class A	131,005	673
*	DHI Group Inc.	425,503	660
*	Gaia Inc. Class A	180,296	654
*,1,2	NII Holdings Inc.	1,297,367	649
*,1	Cardlytics Inc.	558,147	642
*,1	Vivid Seats Inc. Class A	87,573	631
*,1	Getty Images Holdings Inc.	441,965	592
*	IZEA Worldwide Inc.	134,966	591
	Saga Communications Inc. Class A	47,817	546
*	Skillz Inc. Class A	121,309	523
*	Travelzoo	72,864	519
*	Arena Group Holdings Inc.	128,397	514
*	LiveOne Inc.	96,444	455
*,1	GameSquare Holdings Inc.	1,079,762	416
	Zedge Inc. Class B	110,600	363
*,1	PSQ Holdings Inc. Class A	330,638	341
*	Kartoon Studios Inc.	417,086	300
*	Cineverse Corp. Class A	142,260	300
*,1	KORE Group Holdings Inc.	61,879	261
*	Golden Matrix Group Inc.	315,637	253
*	SurgePays Inc.	148,927	249
*	Fluent Inc.	103,345	248
*	Giftify Inc.	220,788	243
*	Nomadar Corp. Class A	53,155	238
*	Teads Holding Co.	331,381	233
*	Creative Realities Inc.	88,730	232
*	Lee Enterprises Inc.	47,667	228
*	comScore Inc.	33,826	220
2

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Harte Hanks Inc.	69,145	208
*	Reading International Inc. Class A	186,737	196
*	BuzzFeed Inc. Class A	196,861	183
*	Stran & Co. Inc.	88,157	146
*	PodcastOne Inc.	53,033	131
*	Intelligent Protection Management Corp.	68,550	118
*	SPAR Group Inc.	142,891	113
*,1	iQSTEL Inc.	36,746	107
*,1	Society Pass Inc.	26,057	99
*,1	Motorsport Games Inc. Class A	28,111	89
*	Urban One Inc. Class A	85,672	88
*	Dolphin Entertainment Inc.	55,767	87
*,1	System1 Inc.	20,063	79
*	Moving Image Technologies Inc.	112,222	74
*	Gaxos.ai Inc.	64,603	68
*	NextPlat Corp.	103,199	55
*,1	Hwh International Inc.	17,751	26
*	Urban One Inc.	23,536	20
*	Mediaco Holding Inc. Class A	32,591	19
*	Reading International Inc. Class B	1,298	15
*	Snail Inc. Class A	16,771	15
*,1	Beasley Broadcast Group Inc. Class A	2,298	12
*	LQR House Inc.	9,259	8
*	Lendway Inc.	1,880	7
*	Brag House Holdings Inc.	8,757	4
*,1	Direct Digital Holdings Inc. Class A	11,700	1
*,2	GCI Liberty Inc.	1,314,578	—
			3,308,462
Consumer Discretionary (10.3%)
*	Flutter Entertainment plc	1,887,418	405,870
*	Coupang Inc.	14,556,505	343,388
	Somnigroup International Inc.	2,260,197	201,790
*	Burlington Stores Inc.	670,743	193,744
*	DraftKings Inc. Class A	5,361,472	184,756
*	Rivian Automotive Inc. Class A	8,694,094	171,361
	Dick's Sporting Goods Inc.	711,768	140,909
	Toll Brothers Inc.	1,036,628	140,173
*	TopBuild Corp.	300,511	125,370
	Texas Roadhouse Inc. Class A	711,778	118,155
	Service Corp. International	1,509,149	117,668
*	Wayfair Inc. Class A	1,150,857	115,558
*	Five Below Inc.	593,711	111,831
	Aramark	2,827,031	104,204
	BorgWarner Inc.	2,303,173	103,781
*	Planet Fitness Inc. Class A	894,262	97,001
	Autoliv Inc.	751,784	89,237
*,1	GameStop Corp. Class A	4,441,953	89,194
	Lithia Motors Inc. Class A	261,342	86,852
*	Dutch Bros Inc. Class A	1,368,962	83,808
	LKQ Corp.	2,758,189	83,297
	Churchill Downs Inc.	713,459	81,177
*	Duolingo Inc. Class A	431,318	75,696
	Murphy USA Inc.	183,668	74,114
*	Ollie's Bargain Outlet Holdings Inc.	660,767	72,427
[1]	Hyatt Hotels Corp. Class A	450,211	72,178
	Wingstop Inc.	299,383	71,400
*	Floor & Decor Holdings Inc. Class A	1,162,096	70,760
*	Chewy Inc. Class A	2,114,922	69,898
*	Brinker International Inc.	478,419	68,663
*	Mattel Inc.	3,346,784	66,400
	Lear Corp.	558,120	63,961
	VF Corp.	3,535,173	63,916
*	Abercrombie & Fitch Co. Class A	506,989	63,815
	Macy's Inc.	2,889,276	63,709
	Installed Building Products Inc.	243,864	63,256
*,1	Cava Group Inc.	1,074,617	63,069
	Gap Inc.	2,436,981	62,387
*	Taylor Morrison Home Corp. Class A	1,052,523	61,962
*	Bright Horizons Family Solutions Inc.	609,267	61,780
3

Extended Market Index Fund
		Shares	Market Value• ($000)
	Wyndham Hotels & Resorts Inc.	813,956	61,503
*	CarMax Inc.	1,581,868	61,123
*	Mohawk Industries Inc.	558,247	61,016
*	AutoNation Inc.	294,269	60,761
	H&R Block Inc.	1,360,717	59,300
*	Etsy Inc.	1,063,445	58,957
	Thor Industries Inc.	567,866	58,303
*	Boot Barn Holdings Inc.	328,394	57,952
	Gentex Corp.	2,362,461	54,974
	Boyd Gaming Corp.	620,002	52,849
*	QuantumScape Corp. Class A	5,036,139	52,477
	Group 1 Automotive Inc.	133,184	52,381
	Brunswick Corp.	702,458	52,151
*	Caesars Entertainment Inc.	2,201,040	51,482
	Vail Resorts Inc.	387,576	51,470
*	Champion Homes Inc.	602,680	50,926
	Meritage Homes Corp.	756,484	49,777
*	Cavco Industries Inc.	84,174	49,725
*	Grand Canyon Education Inc.	297,815	49,530
*	Asbury Automotive Group Inc.	209,412	48,695
	Travel + Leisure Co.	690,190	48,679
*	Laureate Education Inc.	1,443,499	48,603
*	Crocs Inc.	559,566	47,854
*	Victoria's Secret & Co.	863,742	46,789
*	Frontdoor Inc.	776,637	44,804
	American Eagle Outfitters Inc.	1,697,334	44,759
	Bath & Body Works Inc.	2,222,339	44,625
	ADT Inc.	5,459,900	44,061
*	Urban Outfitters Inc.	580,121	43,660
[1]	Whirlpool Corp.	604,928	43,640
*	Life Time Group Holdings Inc.	1,640,253	43,598
*	Liberty Live Holdings Inc. Class C	501,181	41,678
*	Adtalem Global Education Inc.	391,434	40,502
	Graham Holdings Co. Class B	36,495	40,093
*	Valvoline Inc.	1,369,793	39,806
	KB Home	696,741	39,303
	Patrick Industries Inc.	358,258	38,846
*	YETI Holdings Inc.	838,883	37,053
*	Dorman Products Inc.	299,999	36,957
	Signet Jewelers Ltd.	441,004	36,550
	Polaris Inc.	577,522	36,528
*	M/I Homes Inc.	282,117	36,097
	Academy Sports & Outdoors Inc.	718,552	35,899
*	Shake Shack Inc. Class A	433,089	35,154
	PVH Corp.	517,312	34,670
	Kontoor Brands Inc.	550,075	33,604
	Steven Madden Ltd.	783,119	32,609
	Red Rock Resorts Inc. Class A	521,995	32,338
	LCI Industries	260,411	31,598
*	Capri Holdings Ltd.	1,288,065	31,429
	Penske Automotive Group Inc.	197,615	31,280
*	Stride Inc.	466,796	30,309
	Dana Inc.	1,260,197	29,942
*	RH	165,578	29,663
*	Tri Pointe Homes Inc.	928,723	29,227
*	Hilton Grand Vacations Inc.	644,610	28,846
	Visteon Corp.	293,990	27,958
*	Goodyear Tire & Rubber Co.	3,099,837	27,155
*	Peloton Interactive Inc. Class A	4,339,583	26,732
	Harley-Davidson Inc.	1,275,894	26,143
	Phinia Inc.	414,320	25,974
	Advance Auto Parts Inc.	647,466	25,445
[1]	Cheesecake Factory Inc.	492,982	24,886
	Garrett Motion Inc.	1,424,508	24,829
	Kohl's Corp.	1,205,743	24,609
	Acushnet Holdings Corp.	296,277	23,649
*	Warby Parker Inc. Class A	1,070,644	23,329
*	Sonos Inc.	1,305,084	22,917
	OneSpaWorld Holdings Ltd.	1,099,549	22,805
*	National Vision Holdings Inc.	855,838	22,098
4

Extended Market Index Fund
		Shares	Market Value• ($000)
	Levi Strauss & Co. Class A	1,040,297	21,576
*	Liberty Live Holdings Inc. Class A	261,687	21,328
[1]	Choice Hotels International Inc.	221,482	21,098
*	Green Brick Partners Inc.	329,865	20,669
*	Rush Street Interactive Inc.	1,053,913	20,478
*	Penn Entertainment Inc.	1,380,788	20,367
	Strategic Education Inc.	250,707	20,107
[1]	Dillard's Inc. Class A	32,544	19,733
*	Figs Inc. Class A	1,687,336	19,168
	Perdoceo Education Corp.	651,531	19,109
*,1	Sharplink Gaming Inc.	2,118,480	18,939
*	Mobileye Global Inc. Class A	1,721,887	17,977
*	Topgolf Callaway Brands Corp.	1,509,720	17,618
	Buckle Inc.	323,897	17,303
	Marriott Vacations Worldwide Corp.	297,286	17,150
	Newell Brands Inc.	4,514,726	16,795
*	Six Flags Entertainment Corp.	1,092,116	16,753
*	RealReal Inc.	1,061,176	16,745
	La-Z-Boy Inc.	442,879	16,506
*	Adient plc	855,732	16,404
	Century Communities Inc.	275,649	16,360
	Wolverine World Wide Inc.	883,189	16,030
	Leggett & Platt Inc.	1,453,445	15,988
*,1	Lucid Group Inc. Class A	1,474,602	15,587
	Columbia Sportswear Co.	272,185	14,995
*	Sally Beauty Holdings Inc.	1,050,994	14,987
*	Universal Technical Institute Inc.	544,187	14,220
	Wendy's Co.	1,701,288	14,172
	Papa John's International Inc.	351,307	13,522
*	XPEL Inc.	270,256	13,488
*	Revolve Group Inc. Class A	433,884	13,099
	Winmark Corp.	31,856	12,900
	Carter's Inc.	394,471	12,793
	Monarch Casino & Resort Inc.	133,632	12,789
	Winnebago Industries Inc.	305,632	12,384
*	Gentherm Inc.	327,886	11,925
	G-III Apparel Group Ltd.	400,712	11,605
*	Coursera Inc.	1,564,833	11,517
*	GigaCloud Technology Inc. Class A	279,443	10,977
*	United Parks & Resorts Inc.	293,510	10,654
*	Under Armour Inc. Class C	2,116,668	10,160
*,1	Kodiak AI Inc.	916,456	10,008
	Sonic Automotive Inc. Class A	161,175	9,970
*	Global Business Travel Group I	1,301,269	9,955
	Upbound Group Inc.	564,604	9,914
*	Driven Brands Holdings Inc.	632,831	9,379
*	LGI Homes Inc.	217,488	9,343
*	BJ's Restaurants Inc.	229,512	9,043
	Matthews International Corp. Class A	328,991	8,593
	Standard Motor Products Inc.	226,611	8,351
*	American Axle & Manufacturing Holdings Inc.	1,289,302	8,264
*	Solid Power Inc.	1,928,507	8,196
*	Pursuit Attractions & Hospitality Inc.	236,107	7,952
	Build-A-Bear Workshop Inc.	128,521	7,874
*	Fox Factory Holding Corp.	456,998	7,819
*	Sweetgreen Inc. Class A	1,153,628	7,799
*	Lincoln Educational Services Corp.	320,932	7,751
*	First Watch Restaurant Group Inc.	497,770	7,506
*	American Public Education Inc.	197,103	7,451
	Gold.com Inc.	213,564	7,272
	Carriage Services Inc. Class A	167,342	7,079
*	Accel Entertainment Inc. Class A	619,546	7,069
*	Navan Inc. Class A	405,991	6,934
*,1	Serve Robotics Inc.	648,716	6,734
*	ThredUp Inc. Class A	1,053,442	6,732
	Camping World Holdings Inc. Class A	689,502	6,709
*	Stitch Fix Inc. Class A	1,261,872	6,625
*	Arhaus Inc. Class A	583,461	6,541
	Monro Inc.	325,941	6,532
*,1	Under Armour Inc. Class A	1,261,869	6,272
5

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Cooper-Standard Holdings Inc.	190,223	6,245
[1]	Cracker Barrel Old Country Store Inc.	242,734	6,165
*	Lindblad Expeditions Holdings Inc.	422,487	6,092
*	Beazer Homes USA Inc.	300,263	6,086
*	Malibu Boats Inc. Class A	211,378	5,963
*	Mister Car Wash Inc.	1,066,414	5,929
*	Sabre Corp.	4,311,197	5,863
	Ethan Allen Interiors Inc.	254,561	5,814
	Golden Entertainment Inc.	213,019	5,792
*	Udemy Inc.	984,131	5,757
	Sturm Ruger & Co. Inc.	175,755	5,738
*,1	Groupon Inc.	313,348	5,518
	Guess? Inc.	328,425	5,501
*	Helen of Troy Ltd.	252,575	5,367
*	Dream Finders Homes Inc. Class A	311,473	5,326
	Oxford Industries Inc.	151,998	5,198
	Bloomin' Brands Inc.	829,359	5,117
[1]	Dine Brands Global Inc.	157,810	5,072
*	MarineMax Inc.	208,805	5,059
*	Hovnanian Enterprises Inc. Class A	49,297	4,808
	Smith & Wesson Brands Inc.	481,891	4,756
*	Dave & Buster's Entertainment Inc.	292,610	4,743
	Caleres Inc.	373,473	4,545
*	McGraw Hill Inc.	268,359	4,428
*	EVgo Inc. Class A	1,482,470	4,314
*	Bed Bath & Beyond Inc.	753,248	4,113
	Krispy Kreme Inc.	1,018,270	4,093
*	Black Rock Coffee Bar Inc. Class A	181,364	4,035
	Jack in the Box Inc.	205,972	3,903
*	Savers Value Village Inc.	408,115	3,812
	Arko Corp.	820,588	3,725
*	Zumiez Inc.	141,581	3,688
*,1	Kura Sushi USA Inc. Class A	68,739	3,597
*	Portillo's Inc. Class A	781,117	3,546
	Haverty Furniture Cos. Inc.	149,139	3,484
*	Denny's Corp.	557,488	3,468
	Movado Group Inc.	167,613	3,456
*	Strattec Security Corp.	45,390	3,456
	Shoe Carnival Inc.	198,306	3,347
*	Latham Group Inc.	517,946	3,289
*	Citi Trends Inc.	76,083	3,162
*,1	WW International Inc.	105,267	3,075
*	Venu Holding Corp.	338,864	2,853
*	El Pollo Loco Holdings Inc.	272,579	2,851
[1]	Designer Brands Inc. Class A	382,628	2,843
*	Soho House & Co. Inc. Class A	314,330	2,816
*	Target Hospitality Corp.	346,488	2,775
*,1	Pattern Group Inc. Class A	236,271	2,727
*,1	XMAX Inc.	449,470	2,697
	Johnson Outdoors Inc. Class A	63,109	2,679
*	Petco Health & Wellness Co. Inc. Class A	946,791	2,661
*	MasterCraft Boat Holdings Inc.	140,379	2,655
*	Genesco Inc.	106,417	2,636
	Nathan's Famous Inc.	27,586	2,581
*	Motorcar Parts of America Inc.	206,256	2,545
	Cricut Inc. Class A	508,428	2,517
*	Inspired Entertainment Inc.	267,040	2,500
*	Holley Inc.	604,431	2,496
*	Xponential Fitness Inc. Class A	291,244	2,397
	Rocky Brands Inc.	78,566	2,304
*	Biglari Holdings Inc. Class B	6,598	2,193
*	Lovesac Co.	147,300	2,173
*	America's Car-Mart Inc.	85,996	2,172
*,1	Barnes & Noble Education Inc.	234,917	2,159
*,1	Rent the Runway Inc. Class A	272,633	2,157
	RCI Hospitality Holdings Inc.	87,419	2,084
	Weyco Group Inc.	67,484	2,064
*,1	Sleep Number Corp.	241,366	2,042
*	Fossil Group Inc.	528,989	1,989
*	GoPro Inc. Class A	1,407,521	1,985
6

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Legacy Housing Corp.	98,580	1,924
*	Outdoor Holding Co.	1,105,588	1,891
*,1	Empery Digital Inc.	406,272	1,855
*	Lands' End Inc.	123,562	1,794
*	Stoneridge Inc.	296,393	1,716
*	Faraday Future Intelligent Electric Inc. Class A	1,643,766	1,677
*	1stdibs.com Inc.	274,420	1,644
*	Smith Douglas Homes Corp. Class A	96,286	1,615
*	OneWater Marine Inc. Class A	149,167	1,614
	JAKKS Pacific Inc.	93,794	1,583
	Bassett Furniture Industries Inc.	91,680	1,537
	Flexsteel Industries Inc.	38,731	1,530
*	KinderCare Learning Cos. Inc.	349,990	1,512
[1]	Lucky Strike Entertainment Corp.	167,091	1,415
*	Phoenix Education Partners Inc.	46,330	1,404
*	RideNow Group Inc. Class B	253,705	1,400
*	Funko Inc. Class A	395,900	1,346
*	Playboy Inc.	696,333	1,309
	Hooker Furnishings Corp.	115,546	1,305
*,1	Bally's Corp.	75,669	1,250
*	European Wax Center Inc. Class A	333,587	1,201
	Escalade Inc.	87,469	1,180
*	Biglari Holdings Inc. Class A	668	1,162
	Superior Group of Cos. Inc.	118,173	1,144
	J. Jill Inc.	81,082	1,112
	Marine Products Corp.	125,372	1,098
	Hamilton Beach Brands Holding Co. Class A	65,235	1,073
*,1	1-800-Flowers.com Inc. Class A	271,862	1,068
*	Chegg Inc.	1,140,731	1,061
*	American Outdoor Brands Inc.	135,797	1,050
	Clarus Corp.	310,430	1,040
*,1	Livewire Group Inc.	228,344	1,009
*	Legacy Education Inc.	93,493	953
*	Envela Corp.	71,131	952
*	Full House Resorts Inc.	349,754	913
*,1	Digital Brands Group Inc.	70,694	896
[1]	Lakeland Industries Inc.	100,999	893
*	GrowGeneration Corp.	571,012	857
*	QVC Group Inc.	78,788	824
*	BARK Inc.	1,312,977	791
*,1	Nerdy Inc.	746,759	777
*,1	Regis Corp.	26,891	746
*	Red Robin Gourmet Burgers Inc.	182,126	738
*,1	Grabagun Digital Holdings Inc.	234,505	706
*	Traeger Inc.	640,067	691
*	PetMed Express Inc.	211,857	678
*	Vera Bradley Inc.	249,979	605
*	Sportsman's Warehouse Holdings Inc.	409,601	598
*	Unifi Inc.	166,719	584
	Lifetime Brands Inc.	141,338	558
*	Destination XL Group Inc.	538,675	495
	Canterbury Park Holding Corp.	32,516	495
*,1	Aptera Motors Corp. Class B	113,629	487
*	Cato Corp. Class A	157,362	486
*,1	Tilly's Inc. Class A	228,115	454
*	Universal Electronics Inc.	124,281	449
*	ONE Group Hospitality Inc.	255,366	447
*	Purple Innovation Inc. Class A	599,811	414
*	Rave Restaurant Group Inc.	121,117	400
*	Culp Inc.	106,576	379
*	Century Casinos Inc.	273,682	364
*,1	Children's Place Inc.	89,144	355
*	Duluth Holdings Inc. Class B	169,598	353
	Crown Crafts Inc.	126,780	351
*	Sypris Solutions Inc.	131,294	320
*	Beachbody Co. Inc.	29,419	305
*	CarParts.com Inc.	571,357	286
*	Koss Corp.	67,462	279
*,1	Aureus Greenway Holdings Inc.	86,426	272
	Brilliant Earth Group Inc. Class A	151,279	265
7

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Noodles & Co. Class A	370,327	261
*,1	Grove Collaborative Holdings Class A	235,423	259
*,1	Tron Inc.	208,100	258
*,1	Allbirds Inc. Class A	55,321	227
*	United Homes Group Inc. Class A	132,891	207
*,1	Torrid Holdings Inc.	187,184	183
*	Ark Restaurants Corp.	26,556	178
	Flanigan's Enterprises Inc.	5,874	173
*,1	AiRWA Inc.	219,213	171
*,1	Massimo Group	42,600	170
	Jerash Holdings US Inc.	54,107	165
*	Live Ventures Inc.	10,817	162
	AMCON Distributing Co.	1,504	140
*	Brand House Collective Inc.	123,656	136
*	Leslie's Inc.	81,581	135
*	Vince Holding Corp.	31,244	127
*,1	Worksport Ltd.	52,346	112
*	Solo Brands Inc. Class A	16,830	102
*	Allied Gaming & Entertainment Inc.	227,994	89
	GEN Restaurant Group Inc. Class A	41,738	88
	Tandy Leather Factory Inc.	27,429	75
*	Newton Golf Co. Inc.	44,732	67
*	Good Times Restaurants Inc.	51,978	63
*	Educational Development Corp.	44,502	59
*,1	Amesite Inc.	30,201	57
*	Inspirato Inc. Class A	12,207	51
*,1	Allurion Technologies Inc.	40,328	50
*	aka Brands Holding Corp.	4,550	49
*	BT Brands Inc.	30,218	42
*,1	Workhorse Group Inc.	8,330	42
*	Aterian Inc.	57,047	40
*	Cenntro Inc.	267,113	36
*	Lulu's Fashion Lounge Holdings Inc.	6,052	32
*,1	Yunhong Green CTI Ltd.	8,707	31
*	FLY-E Group Inc.	4,480	30
*	XWELL Inc.	51,310	24
*,1	Classover Holdings Inc. Class B	134,209	24
*,1	Twin Vee PowerCats Co.	11,642	20
*	Cheetah Net Supply Chain Service Inc. Class A	14,592	17
*,1	Twin Hospitality Group Inc.	23,719	16
*,1	Greenlane Holdings Inc. Class A	10,267	16
*,1	Algorhythm Holdings Inc.	13,747	14
*	Emerson Radio Corp.	32,593	12
*,1	Vestand Inc. Class A	49,140	11
*	Lottery.com Inc.	14,201	10
*	Interactive Strength Inc.	11,763	10
*	FAT Brands Inc. Class A	24,760	8
*	Xcel Brands Inc.	7,776	8
*	Envirotech Vehicles Inc.	9,976	4
*	FAT Brands Inc. Class B	1,538	2
*,2	Amergent Hospitality Group Inc.	19,975	—
*,2	Lazydays Holdings Inc.	46,891	—
*,2	Bowl America Inc.	505	—
			8,434,285
Consumer Staples (2.6%)
	Casey's General Stores Inc.	400,287	221,243
*	US Foods Holding Corp.	2,399,444	180,726
*	Performance Food Group Co.	1,687,852	151,772
*	BJ's Wholesale Club Holdings Inc.	1,418,728	127,728
	Coca-Cola Consolidated Inc.	609,172	93,386
*	Maplebear Inc.	1,981,178	89,113
*	Sprouts Farmers Market Inc.	1,049,927	83,648
*	Celsius Holdings Inc.	1,721,855	78,758
	Ingredion Inc.	682,140	75,213
	Albertsons Cos. Inc. Class A	4,254,495	73,050
*	Darling Ingredients Inc.	1,703,705	61,333
*	Post Holdings Inc.	515,162	51,027
*	elf Beauty Inc.	643,079	48,900
	Primo Brands Corp. Class A	2,712,879	44,356
8

Extended Market Index Fund
		Shares	Market Value• ($000)
	Cal-Maine Foods Inc.	490,465	39,026
*	BellRing Brands Inc.	1,355,630	36,236
	Marzetti Co.	218,664	35,953
	PriceSmart Inc.	272,878	33,474
*	Freshpet Inc.	527,146	32,119
	WD-40 Co.	146,172	28,781
*	Vita Coco Co. Inc.	472,091	25,026
	Flowers Foods Inc.	2,275,110	24,753
*	Chefs' Warehouse Inc.	390,728	24,354
	Turning Point Brands Inc.	206,180	22,350
*	United Natural Foods Inc.	653,664	22,009
*	Simply Good Foods Co.	992,746	19,934
	Andersons Inc.	362,207	19,259
	Pilgrim's Pride Corp.	459,145	17,902
	Interparfums Inc.	196,488	16,668
*	Boston Beer Co. Inc. Class A	83,063	16,208
	Spectrum Brands Holdings Inc.	260,578	15,395
	J & J Snack Foods Corp.	167,680	15,153
*	Herbalife Ltd.	1,107,564	14,276
	Universal Corp.	268,330	14,154
	Reynolds Consumer Products Inc.	586,209	13,436
	Energizer Holdings Inc.	659,469	13,117
*	Vital Farms Inc.	403,090	12,875
	Fresh Del Monte Produce Inc.	353,774	12,605
	Seaboard Corp.	2,777	12,343
*	Coty Inc. Class A	3,988,942	12,286
*	TreeHouse Foods Inc.	477,418	11,262
*	Grocery Outlet Holding Corp.	1,067,250	10,779
*	Central Garden & Pet Co. Class A	361,920	10,564
	Ingles Markets Inc. Class A	144,902	9,933
	Utz Brands Inc.	859,162	8,918
	Edgewell Personal Care Co.	501,379	8,549
*	Central Garden & Pet Co.	265,004	8,520
*	National Beverage Corp.	250,898	8,001
	Tootsie Roll Industries Inc.	211,419	7,744
	John B Sanfilippo & Son Inc.	97,138	6,858
	Weis Markets Inc.	102,125	6,545
*	Mama's Creations Inc.	416,409	5,617
	Oil-Dri Corp. of America	113,693	5,564
*	Mission Produce Inc.	461,963	5,359
	Nu Skin Enterprises Inc. Class A	527,800	5,077
*	Seneca Foods Corp. Class A	40,784	4,512
*,1	Beyond Meat Inc.	4,934,773	4,047
	Calavo Growers Inc.	184,643	4,016
*,1	SunOpta Inc.	1,026,166	3,899
	MGP Ingredients Inc.	156,337	3,799
	Village Super Market Inc. Class A	105,084	3,719
	B&G Foods Inc.	840,498	3,614
*	Nature's Sunshine Products Inc.	156,171	3,370
	Natural Grocers by Vitamin Cottage Inc.	117,775	2,950
*	Honest Co. Inc.	1,070,415	2,762
	Alico Inc.	66,055	2,403
*	USANA Health Sciences Inc.	113,988	2,238
	Limoneira Co.	172,002	2,172
*	Olaplex Holdings Inc.	1,286,925	1,724
*	Seneca Foods Corp. Class B	15,769	1,723
*	Lifeway Foods Inc.	64,689	1,567
*,1	Westrock Coffee Co.	379,230	1,543
*	Beauty Health Co.	869,744	1,209
*	Medifast Inc.	111,293	1,189
*,1	BRC Inc. Class A	1,057,891	1,174
*	Hain Celestial Group Inc.	967,935	1,036
*	HF Foods Group Inc.	416,878	896
*	Zevia PBC Class A	377,632	876
*,1	Upexi Inc.	471,739	793
[1]	Lifevantage Corp.	110,878	683
*	FitLife Brands Inc.	41,570	676
*	Ispire Technology Inc.	198,534	556
*	Farmer Bros Co.	203,218	297
*	BranchOut Food Inc.	90,043	286
9

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Barfresh Food Group Inc.	83,372	244
	Natural Health Trends Corp.	76,604	237
*	AXIL Brands Inc.	33,346	231
*	Coffee Holding Co. Inc.	58,109	225
	United-Guardian Inc.	36,009	222
*	Laird Superfood Inc.	84,678	188
*	Natural Alternatives International Inc.	51,835	186
*	Heritage Distilling Holding Co. Inc.	101,521	158
*	Willamette Valley Vineyards Inc.	49,723	152
*	Local Bounti Corp.	61,648	132
*	Rocky Mountain Chocolate Factory Inc.	66,950	127
*,1	Bonk Inc.	39,092	101
*,1	Mangoceuticals Inc.	123,041	91
*	Bridgford Foods Corp.	8,202	64
*	Mannatech Inc.	7,400	61
*,1	Nocera Inc.	71,682	61
*	Synergy CHC Corp.	21,097	39
*,1	Flora Growth Corp.	5,909	37
*,1	SRX Health Solutions Inc.	148,069	34
*,1	Reborn Coffee Inc.	22,709	34
*	Healthy Choice Wellness Corp. Class A	91,961	23
*,1	Arcadia Biosciences Inc.	9,644	19
*,1	Amaze Holdings Inc.	44,961	17
*,1	Splash Beverage Group Inc.	10,934	8
*	Maison Solutions Inc. Class A	19,098	6
*	Edible Garden AG Inc.	6,371	4
*	Sadot Group Inc.	3,067	4
*	PMGC Holdings Inc.	1,779	3
*	SOW GOOD Inc.	3,668	1
			2,111,673
Energy (3.6%)
	Cheniere Energy Inc.	2,316,790	450,361
	TechnipFMC plc	4,353,812	194,006
	DT Midstream Inc.	1,094,552	130,996
*	Antero Resources Corp.	3,156,002	108,756
	Ovintiv Inc.	2,725,473	106,811
	Permian Resources Corp.	7,474,017	104,860
	Range Resources Corp.	2,553,858	90,049
	HF Sinclair Corp.	1,682,783	77,543
	Viper Energy Inc. Class A	1,816,065	70,155
	Antero Midstream Corp.	3,586,520	63,804
	NOV Inc.	3,921,176	61,288
*	Uranium Energy Corp.	5,204,734	60,791
	Weatherford International plc	771,746	60,397
	Chord Energy Corp.	612,068	56,739
*	CNX Resources Corp.	1,453,805	53,456
	Matador Resources Co.	1,259,399	53,449
	Archrock Inc.	1,888,350	49,135
	Core Natural Resources Inc.	552,686	48,918
*,1	Centrus Energy Corp. Class A	188,537	45,769
	Murphy Oil Corp.	1,445,416	45,169
*	Transocean Ltd.	10,688,187	44,142
	Peabody Energy Corp.	1,310,395	38,919
	Noble Corp. plc	1,350,618	38,141
	California Resources Corp.	845,420	37,799
[1]	Venture Global Inc. Class A	5,174,533	35,290
*	Valaris Ltd.	697,881	35,173
*	Gulfport Energy Corp.	168,801	35,109
	Cactus Inc. Class A	740,426	33,823
	Kodiak Gas Services Inc.	893,883	33,431
	Liberty Energy Inc. Class A	1,747,892	32,266
	Helmerich & Payne Inc.	1,073,397	30,785
	Magnolia Oil & Gas Corp. Class A	1,279,652	28,012
*	Oceaneering International Inc.	1,075,325	25,840
*	Tidewater Inc.	496,884	25,098
	PBF Energy Inc. Class A	888,078	24,085
*	Seadrill Ltd.	671,915	23,248
	SM Energy Co.	1,230,100	23,003
	Patterson-UTI Energy Inc.	3,731,995	22,803
10

Extended Market Index Fund
		Shares	Market Value• ($000)
	Solaris Energy Infrastructure Inc. Class A	494,635	22,738
	Northern Oil & Gas Inc.	1,045,408	22,445
	Civitas Resources Inc.	826,650	22,394
	Crescent Energy Co. Class A	2,617,280	21,959
	International Seaways Inc.	435,977	21,167
*	Comstock Resources Inc.	853,293	19,779
	Delek US Holdings Inc.	650,588	19,296
*	Par Pacific Holdings Inc.	541,692	19,035
[1]	Kinetik Holdings Inc. Class A	492,801	17,765
*	Talos Energy Inc.	1,361,023	14,998
*	Expro Group Holdings NV	1,096,001	14,632
	World Kinect Corp.	598,032	14,012
*	Calumet Inc.	689,282	13,696
*	TETRA Technologies Inc.	1,444,009	13,530
*,1	Sable Offshore Corp.	1,329,122	11,989
	Select Water Solutions Inc. Class A	1,071,099	11,268
*	REX American Resources Corp.	309,221	9,994
*	Bristow Group Inc. Class A	271,825	9,954
	Dorian LPG Ltd.	399,091	9,714
*	Helix Energy Solutions Group Inc.	1,487,487	9,327
*	Innovex International Inc.	411,275	8,995
*	Nabors Industries Ltd.	158,367	8,599
*	CVR Energy Inc.	326,103	8,296
*	ProPetro Holding Corp.	870,293	8,276
*	NextDecade Corp.	1,521,187	8,017
	Core Laboratories Inc.	498,539	7,992
[1]	Atlas Energy Solutions Inc.	830,449	7,823
*	Green Plains Inc.	761,355	7,461
*	BKV Corp.	271,936	7,383
	Excelerate Energy Inc. Class A	261,367	7,331
[1]	Vitesse Energy Inc.	304,551	5,866
	RPC Inc.	958,901	5,216
*,1	Gevo Inc.	2,572,069	5,144
*	Ur-Energy Inc.	3,693,772	5,134
	SandRidge Energy Inc.	334,034	4,820
*,1	Kosmos Energy Ltd.	5,302,529	4,812
*	Forum Energy Technologies Inc.	124,459	4,599
	Flowco Holdings Inc. Class A	242,623	4,547
*,1	Lightbridge Corp.	351,818	4,447
	VAALCO Energy Inc.	1,137,370	4,140
*	Oil States International Inc.	592,722	4,013
*	Clean Energy Fuels Corp.	1,899,764	3,990
	Natural Gas Services Group Inc.	115,425	3,884
	Granite Ridge Resources Inc.	719,259	3,381
*	Summit Midstream Corp.	115,840	3,091
	Riley Exploration Permian Inc.	105,374	2,782
*	Infinity Natural Resources Inc. Class A	163,683	2,411
*	Geospace Technologies Corp.	138,775	2,347
	NACCO Industries Inc. Class A	45,418	2,227
	Ranger Energy Services Inc. Class A	157,752	2,205
*,1	American Resources Corp.	816,303	2,024
*	Comstock Inc.	533,838	2,007
*	Amplify Energy Corp.	374,836	1,713
[1]	W&T Offshore Inc.	1,013,681	1,652
*	Gulf Island Fabrication Inc.	130,721	1,565
*	Ring Energy Inc.	1,735,834	1,510
*,1	New Fortress Energy Inc. Class A	1,259,421	1,436
*,1	New Era Energy & Digital Inc.	454,481	1,332
	Smart Sand Inc.	326,500	1,306
*	SEACOR Marine Holdings Inc.	213,645	1,286
*	DMC Global Inc.	190,049	1,271
[1]	HighPeak Energy Inc.	260,219	1,233
*,1	PrimeEnergy Resources Corp.	7,111	1,216
	Evolution Petroleum Corp.	306,591	1,085
	Energy Services of America Corp.	132,184	1,080
	Epsilon Energy Ltd.	215,861	1,002
*,1	ProFrac Holding Corp. Class A	239,244	931
	FutureFuel Corp.	270,285	862
*	Aemetis Inc.	582,192	809
*,1	MIND Technology Inc.	87,744	771
11

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Prairie Operating Co.	444,807	752
*,1	OPAL Fuels Inc. Class A	247,220	582
*,1	Empire Petroleum Corp.	190,991	581
*,1	NextNRG Inc.	334,390	485
*	WaterBridge Infrastructure LLC Class A	21,898	438
*	Mammoth Energy Services Inc.	235,433	436
*	NCS Multistage Holdings Inc.	8,333	329
*	Drilling Tools International Corp.	132,786	325
*	KLX Energy Services Holdings Inc.	149,653	283
*	Stabilis Solutions Inc.	35,260	160
*,1	US Energy Corp. Class A	153,504	142
*,1	XCF Global Inc. Class A	502,209	137
*,1	Nine Energy Service Inc.	343,732	119
	Mexco Energy Corp.	12,016	119
*	PEDEVCO Corp.	208,207	117
*	Dawson Geophysical Co.	72,905	114
*,1	EON Resources Inc.	281,029	108
*	Verde Clean Fuels Inc.	35,932	74
*	Trio Petroleum Corp.	79,094	63
*	Barnwell Industries Inc.	55,586	62
*,1	Battalion Oil Corp.	36,507	41
*,1	Abundia Global Impact Group Inc.	16,303	32
*,1	Sky Quarry Inc.	32,210	7
*	Clean Energy Technologies Inc.	4,558	3
			3,009,940
Financials (16.3%)
*	SoFi Technologies Inc.	13,574,169	355,372
	LPL Financial Holdings Inc.	861,800	307,809
*	Markel Group Inc.	135,617	291,529
	First Citizens BancShares Inc. Class A	108,188	232,191
*	Affirm Holdings Inc. Class A	3,116,586	231,967
	Rocket Cos. Inc. Class A	10,416,215	201,658
*	Toast Inc. Class A	5,047,299	179,230
	East West Bancorp Inc.	1,480,443	166,387
	Carlyle Group Inc.	2,795,649	165,251
	Annaly Capital Management Inc.	7,338,485	164,088
	Fidelity National Financial Inc.	2,743,196	149,751
	Equitable Holdings Inc.	3,089,165	147,199
	Reinsurance Group of America Inc.	707,291	143,905
	Evercore Inc. Class A	416,328	141,656
	RenaissanceRe Holdings Ltd.	496,391	139,565
	Stifel Financial Corp.	1,096,020	137,244
	Ally Financial Inc.	3,013,851	136,497
	Tradeweb Markets Inc. Class A	1,253,802	134,834
	Unum Group	1,656,857	128,406
	First Horizon Corp.	5,296,026	126,575
[1]	AGNC Investment Corp.	11,530,760	123,610
	Comerica Inc.	1,374,340	119,471
	Old Republic International Corp.	2,450,142	111,824
	Jefferies Financial Group Inc.	1,778,699	110,226
	Webster Financial Corp.	1,734,121	109,146
	Houlihan Lokey Inc. Class A	586,600	102,180
	American Financial Group Inc.	745,523	101,898
	SouthState Bank Corp.	1,081,389	101,769
[1]	Blue Owl Capital Inc. Class A	6,803,734	101,648
	Wintrust Financial Corp.	720,390	100,725
	Western Alliance Bancorp	1,112,221	93,504
	Kinsale Capital Group Inc.	238,314	93,209
	Zions Bancorp NA	1,588,271	92,977
	Columbia Banking System Inc.	3,223,157	90,087
	Popular Inc.	716,616	89,233
	Primerica Inc.	343,519	88,752
	Axis Capital Holdings Ltd.	828,453	88,719
	TPG Inc. Class A	1,387,845	88,600
	UMB Financial Corp.	767,980	88,348
	Affiliated Managers Group Inc.	302,810	87,294
	Cullen/Frost Bankers Inc.	687,738	87,088
	Corebridge Financial Inc.	2,874,865	86,735
	Cadence Bank	2,003,651	85,836
12

Extended Market Index Fund
		Shares	Market Value• ($000)
	OneMain Holdings Inc.	1,264,626	85,425
	Old National Bancorp	3,746,286	83,580
	SEI Investments Co.	1,000,521	82,063
	Lincoln National Corp.	1,819,050	81,002
	Pinnacle Financial Partners Inc.	827,941	78,994
	Jackson Financial Inc. Class A	731,630	78,028
	Voya Financial Inc.	1,024,004	76,278
	Synovus Financial Corp.	1,495,725	74,861
	Commerce Bancshares Inc.	1,391,914	72,853
	MarketAxess Holdings Inc.	400,908	72,665
	Prosperity Bancshares Inc.	1,021,715	70,611
	MGIC Investment Corp.	2,405,908	70,301
	Hanover Insurance Group Inc.	382,878	69,979
	Essent Group Ltd.	1,039,586	67,583
	Starwood Property Trust Inc.	3,745,403	67,455
	First American Financial Corp.	1,097,067	67,404
	FirstCash Holdings Inc.	418,325	66,673
	FNB Corp.	3,839,713	65,659
	Rithm Capital Corp.	5,950,282	64,858
	RLI Corp.	991,009	63,405
	Janus Henderson Group plc	1,329,270	63,233
	Ryan Specialty Holdings Inc. Class A	1,222,734	63,130
	Glacier Bancorp Inc.	1,386,806	61,089
	Piper Sandler Cos.	179,227	60,885
	Valley National Bancorp	5,152,240	60,178
	SLM Corp.	2,190,436	59,273
	Hamilton Lane Inc. Class A	440,672	59,187
	Lazard Inc.	1,212,832	58,895
	United Bankshares Inc.	1,507,897	57,903
	Hancock Whitney Corp.	898,208	57,198
	Morningstar Inc.	256,953	55,838
*	WEX Inc.	369,932	55,112
	White Mountains Insurance Group Ltd.	26,448	54,960
	Moelis & Co. Class A	797,145	54,796
	Home BancShares Inc.	1,968,225	54,677
	Selective Insurance Group Inc.	651,823	54,538
	Atlantic Union Bankshares Corp.	1,534,077	54,153
*	Axos Financial Inc.	610,555	52,605
	Radian Group Inc.	1,457,659	52,461
	Bank OZK	1,137,780	52,361
	Ameris Bancorp	688,076	51,103
	StepStone Group Inc. Class A	785,889	50,430
*	Lemonade Inc.	685,291	48,779
*	StoneX Group Inc.	499,996	47,565
*,1	Galaxy Digital Inc. Class A	2,072,844	46,349
*,1	Shift4 Payments Inc. Class A	727,902	45,836
	Associated Banc-Corp	1,749,595	45,070
*	Texas Capital Bancshares Inc.	491,540	44,504
	PJT Partners Inc. Class A	262,034	43,812
	CNO Financial Group Inc.	1,026,402	43,591
	Eastern Bankshares Inc.	2,362,560	43,542
	HA Sustainable Infrastructure Capital Inc.	1,358,504	42,698
	First Financial Bankshares Inc.	1,407,494	42,042
*	Enova International Inc.	267,010	41,974
	Assured Guaranty Ltd.	465,246	41,812
	PennyMac Financial Services Inc.	314,198	41,424
	Federated Hermes Inc. Class B	794,357	41,362
	United Community Banks Inc.	1,305,097	40,745
	Flagstar Bank NA	3,228,189	40,643
*,1	Upstart Holdings Inc.	923,905	40,402
*	Brighthouse Financial Inc.	615,099	39,852
	Independent Bank Corp.	534,576	39,067
	ServisFirst Bancshares Inc.	541,462	38,872
*	Genworth Financial Inc. Class A	4,283,954	38,684
	International Bancshares Corp.	580,825	38,590
*	Palomar Holdings Inc.	285,966	38,537
	Fulton Financial Corp.	1,942,779	37,554
	Bread Financial Holdings Inc.	490,106	36,283
	BankUnited Inc.	809,427	36,076
	Renasant Corp.	1,021,959	35,993
13

Extended Market Index Fund
		Shares	Market Value• ($000)
	Cathay General Bancorp	732,752	35,458
	First Bancorp	1,688,069	34,994
	BGC Group Inc. Class A	3,867,307	34,535
	WesBanco Inc.	1,034,839	34,398
*	NMI Holdings Inc. Class A	828,157	33,780
	First Hawaiian Inc.	1,332,014	33,700
	First Interstate BancSystem Inc. Class A	964,010	33,355
*	Oscar Health Inc. Class A	2,317,695	33,305
	Seacoast Banking Corp. of Florida	1,044,154	32,807
	Victory Capital Holdings Inc. Class A	518,651	32,722
	Community Financial System Inc.	566,926	32,564
	WSFS Financial Corp.	588,426	32,505
	Blackstone Mortgage Trust Inc. Class A	1,688,269	32,297
*	Euronet Worldwide Inc.	420,409	31,997
*	Bancorp Inc.	472,734	31,919
	Western Union Co.	3,418,322	31,825
	Artisan Partners Asset Management Inc. Class A	757,407	30,857
*	NCR Atleos Corp.	797,498	30,393
*,1	Credit Acceptance Corp.	66,672	29,566
	Simmons First National Corp. Class A	1,568,128	29,559
	Bank of Hawaii Corp.	428,604	29,304
	Virtu Financial Inc. Class A	860,066	28,657
	BOK Financial Corp.	237,827	28,173
	Banc of California Inc.	1,444,344	27,861
	Provident Financial Services Inc.	1,405,643	27,761
	DigitalBridge Group Inc.	1,791,611	27,483
	WaFd Inc.	848,308	27,171
	Mercury General Corp.	285,527	26,857
*	Dave Inc.	119,626	26,486
	First Financial Bancorp	1,054,246	26,377
	Towne Bank	788,739	26,320
	CVB Financial Corp.	1,384,936	25,760
	Kemper Corp.	632,252	25,631
*	Remitly Global Inc.	1,850,423	25,536
*	Customers Bancorp Inc.	342,979	25,079
	Trustmark Corp.	643,385	25,060
*	SiriusPoint Ltd.	1,120,603	24,530
	FB Financial Corp.	436,719	24,369
	Beacon Financial Corp.	908,271	23,951
	BancFirst Corp.	223,543	23,700
*	LendingClub Corp.	1,243,786	23,557
	NBT Bancorp Inc.	566,633	23,527
	Park National Corp.	154,389	23,495
	First Merchants Corp.	624,500	23,406
	Banner Corp.	368,189	23,071
	First Bancorp (XNGS)	448,171	22,763
	First Busey Corp.	954,342	22,704
	HCI Group Inc.	115,816	22,201
	Walker & Dunlop Inc.	368,879	22,188
	Dynex Capital Inc.	1,573,783	22,049
	Enterprise Financial Services Corp.	397,983	21,491
[1]	ARMOUR Residential REIT Inc.	1,209,720	21,400
	Stewart Information Services Corp.	302,638	21,263
*	Skyward Specialty Insurance Group Inc.	408,765	20,892
	Horace Mann Educators Corp.	438,266	20,239
	EVERTEC Inc.	693,185	20,165
	Goosehead Insurance Inc. Class A	269,314	19,835
	Nelnet Inc. Class A	148,926	19,801
*	Marqeta Inc. Class A	4,134,414	19,638
	OFG Bancorp	474,958	19,464
	Stock Yards Bancorp Inc.	297,122	19,298
	First Commonwealth Financial Corp.	1,120,625	18,894
	Northwest Bancshares Inc.	1,570,301	18,844
	City Holding Co.	156,413	18,644
	Cohen & Steers Inc.	296,517	18,615
*,1	Baldwin Insurance Group Inc. Class A	769,975	18,502
*	Payoneer Global Inc.	3,132,389	17,604
	Pathward Financial Inc.	246,007	17,466
	Federal Agricultural Mortgage Corp. Class C	99,014	17,384
	Nicolet Bankshares Inc.	142,720	17,312
14

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Paymentus Holdings Inc. Class A	545,871	17,244
*	Flywire Corp.	1,183,361	16,756
	TriCo Bancshares	352,317	16,689
[1]	Arbor Realty Trust Inc.	2,104,872	16,334
	S&T Bancorp Inc.	411,553	16,195
*	Coastal Financial Corp.	140,088	16,053
	Ellington Financial Inc.	1,162,935	15,793
	German American Bancorp Inc.	402,984	15,789
	Lakeland Financial Corp.	276,458	15,775
	Hilltop Holdings Inc.	462,724	15,705
	National Bank Holdings Corp. Class A	408,254	15,518
	Stellar Bancorp Inc.	499,024	15,440
	Hope Bancorp Inc.	1,390,275	15,237
*	Triumph Financial Inc.	242,835	15,209
[1]	WisdomTree Inc.	1,244,592	15,172
	QCR Holdings Inc.	181,959	15,157
	ConnectOne Bancorp Inc.	543,210	14,243
*,1	Figure Technology Solutions Inc. Class A	341,492	13,947
	Apollo Commercial Real Estate Finance Inc.	1,415,161	13,699
*	Trupanion Inc.	365,665	13,665
*	Donnelley Financial Solutions Inc.	289,033	13,495
	Acadian Asset Management Inc.	286,007	13,442
	Dime Community Bancshares Inc.	441,845	13,295
*	ProAssurance Corp.	548,058	13,241
*	Encore Capital Group Inc.	242,375	13,173
	Live Oak Bancshares Inc.	382,530	13,140
	Orchid Island Capital Inc.	1,821,899	13,118
	Ladder Capital Corp.	1,185,715	13,031
	Westamerica Bancorp	269,780	12,904
	PROG Holdings Inc.	428,464	12,635
	F&G Annuities & Life Inc.	406,673	12,546
	Safety Insurance Group Inc.	159,655	12,439
	1st Source Corp.	196,897	12,304
	Enact Holdings Inc.	309,893	12,284
	Perella Weinberg Partners Class A	709,017	12,266
*	EZCORP Inc. Class A	621,080	12,061
	Origin Bancorp Inc.	315,400	11,862
	Two Harbors Investment Corp.	1,126,258	11,826
	Bank First Corp.	96,724	11,783
	PennyMac Mortgage Investment Trust	937,369	11,764
*,1	Sezzle Inc.	184,318	11,700
	Preferred Bank	123,143	11,628
	Peoples Bancorp Inc.	381,198	11,447
[1]	UWM Holdings Corp. Class A	2,609,568	11,430
	Chimera Investment Corp.	900,673	11,195
	OceanFirst Financial Corp.	619,519	11,120
	Virtus Investment Partners Inc.	67,967	11,089
	Old Second Bancorp Inc.	567,891	11,074
	CNA Financial Corp.	228,264	10,897
	Merchants Bancorp	317,510	10,814
*	Root Inc. Class A	148,931	10,757
*	Miami International Holdings Inc.	237,395	10,536
	Employers Holdings Inc.	242,954	10,488
	Byline Bancorp Inc.	355,137	10,352
	MFA Financial Inc.	1,105,832	10,295
	Univest Financial Corp.	309,054	10,118
	Tompkins Financial Corp.	135,652	9,837
	Navient Corp.	724,847	9,423
	Horizon Bancorp Inc.	553,593	9,389
*,1	Chime Financial Inc. Class A	372,509	9,376
	Community Trust Bancorp Inc.	163,772	9,253
	First Mid Bancshares Inc.	237,004	9,243
	Southside Bancshares Inc.	303,674	9,229
	Universal Insurance Holdings Inc.	270,389	9,139
	Central Pacific Financial Corp.	291,530	9,084
	Burke & Herbert Financial Services Corp.	143,783	8,959
	Capitol Federal Financial Inc.	1,300,079	8,854
	Franklin BSP Realty Trust Inc.	877,107	8,797
	Heritage Financial Corp.	371,624	8,789
	Hanmi Financial Corp.	324,666	8,776
15

Extended Market Index Fund
		Shares	Market Value• ($000)
	United Fire Group Inc.	237,998	8,651
	MidWestOne Financial Group Inc.	220,049	8,472
	Mercantile Bank Corp.	175,240	8,429
	Business First Bancshares Inc.	320,710	8,383
	NB Bancorp Inc.	418,809	8,301
	TrustCo Bank Corp.	198,208	8,192
	Northeast Bank	78,765	8,186
	Amerant Bancorp Inc. Class A	417,966	8,154
	CNB Financial Corp.	311,291	8,146
	Heritage Commerce Corp.	659,768	7,924
	Camden National Corp.	182,040	7,897
	AMERISAFE Inc.	204,675	7,862
	BrightSpire Capital Inc. Class A	1,395,319	7,814
	Mechanics Bancorp Class A	529,124	7,741
	First Financial Corp.	127,822	7,723
	Metropolitan Bank Holding Corp.	99,423	7,592
	Redwood Trust Inc.	1,369,584	7,574
	Cannae Holdings Inc.	479,432	7,541
*	PRA Group Inc.	420,947	7,447
	TPG RE Finance Trust Inc.	861,307	7,416
	Orrstown Financial Services Inc.	207,935	7,365
	Equity Bancshares Inc. Class A	164,604	7,350
	Esquire Financial Holdings Inc.	71,988	7,348
	Amalgamated Financial Corp.	228,345	7,314
	Independent Bank Corp. (Michigan)	223,155	7,259
	TFS Financial Corp.	540,262	7,229
	Republic Bancorp Inc. Class A	103,784	7,160
*	Green Dot Corp. Class A	553,404	7,089
*	Heritage Insurance Holdings Inc.	241,107	7,055
	Mid Penn Bancorp Inc.	226,914	7,039
*	Hippo Holdings Inc.	229,769	6,911
	Financial Institutions Inc.	221,145	6,893
*	Cantaloupe Inc.	631,977	6,712
	First Community Bankshares Inc.	195,832	6,605
	Five Star Bancorp	183,245	6,556
	Adamas Trust Inc.	894,365	6,529
	P10 Inc. Class A	663,282	6,507
*	LendingTree Inc.	121,602	6,456
	Eagle Bancorp Inc.	300,945	6,446
[1]	Invesco Mortgage Capital Inc.	760,867	6,399
	GCM Grosvenor Inc. Class A	564,536	6,391
	Capital City Bank Group Inc.	149,485	6,364
	Northrim Bancorp Inc.	236,414	6,291
	HomeTrust Bancshares Inc.	145,000	6,226
	Alerus Financial Corp.	271,761	6,120
	Washington Trust Bancorp Inc.	203,912	6,026
[1]	Hingham Institution For Savings	21,035	5,973
	Southern Missouri Bancorp Inc.	99,984	5,911
	SmartFinancial Inc.	157,722	5,834
	Shore Bancshares Inc.	326,838	5,778
*	Neptune Insurance Holdings Inc. Class A	195,336	5,696
*	First Foundation Inc.	918,188	5,656
	Bar Harbor Bankshares	180,381	5,601
	Flushing Financial Corp.	362,117	5,493
	ACNB Corp.	113,273	5,477
	Great Southern Bancorp Inc.	88,880	5,471
*	Hagerty Inc. Class A	404,442	5,436
	Metrocity Bankshares Inc.	203,702	5,406
*	Bowhead Specialty Holdings Inc.	188,914	5,392
	Farmers National Banc Corp.	404,112	5,383
	Cass Information Systems Inc.	128,660	5,342
	Civista Bancshares Inc.	232,437	5,165
	South Plains Financial Inc.	132,486	5,140
*	Third Coast Bancshares Inc.	134,623	5,117
*	NerdWallet Inc. Class A	375,770	5,092
*	Slide Insurance Holdings Inc.	258,074	5,027
*	International Money Express Inc.	325,298	4,997
	Peoples Financial Services Corp.	101,452	4,942
	Arrow Financial Corp.	157,207	4,936
	KKR Real Estate Finance Trust Inc.	591,606	4,863
16

Extended Market Index Fund
		Shares	Market Value• ($000)
	Midland States Bancorp Inc.	227,894	4,824
	First Business Financial Services Inc.	88,724	4,818
	Kearny Financial Corp.	643,033	4,765
	Tiptree Inc. Class A	260,246	4,755
*,1	Strive Inc. Class A	6,428,281	4,744
	Peapack-Gladstone Financial Corp.	170,172	4,739
	Diamond Hill Investment Group Inc.	27,699	4,695
*	Carter Bankshares Inc.	237,535	4,670
	Oppenheimer Holdings Inc. Class A	64,371	4,653
*	TWFG Inc. Class A	158,680	4,565
	California Bancorp	244,316	4,561
*	Columbia Financial Inc.	287,921	4,474
	Sierra Bancorp	136,088	4,447
*	Claros Mortgage Trust Inc.	1,452,029	4,443
*	World Acceptance Corp.	31,592	4,435
	Bank of Marin Bancorp	170,464	4,434
	Northfield Bancorp Inc.	387,094	4,424
*	Firstsun Capital Bancorp	117,347	4,416
*	Forge Global Holdings Inc.	98,898	4,407
	Investors Title Co.	17,585	4,390
	ChoiceOne Financial Services Inc.	146,803	4,334
	Home Bancorp Inc.	74,438	4,302
*	Southern First Bancshares Inc.	83,308	4,292
*	Bridgewater Bancshares Inc.	237,966	4,172
*	Atlanticus Holdings Corp.	61,707	4,131
	Community West Bancshares	183,417	4,127
*	Greenlight Capital Re Ltd. Class A	281,587	4,106
	Citizens & Northern Corp.	192,511	3,883
	Unity Bancorp Inc.	74,481	3,852
	West Bancorp Inc.	172,629	3,831
	Regional Management Corp.	98,280	3,808
	Isabella Bank Corp.	74,743	3,737
*	Octave Specialty Group Inc.	479,903	3,734
*	Ponce Financial Group Inc.	224,732	3,674
	Red River Bancshares Inc.	51,320	3,666
	Donegal Group Inc. Class A	183,296	3,662
*	MBIA Inc.	508,766	3,643
	First Bank	221,191	3,641
	Capital Bancorp Inc.	127,564	3,593
[1]	Ready Capital Corp.	1,625,661	3,544
	NewtekOne Inc.	308,158	3,498
	Bankwell Financial Group Inc.	75,802	3,473
*,1	GBank Financial Holdings Inc.	102,078	3,459
	Colony Bankcorp Inc.	191,030	3,404
	Orange County Bancorp Inc.	119,081	3,400
	American Coastal Insurance Corp.	263,792	3,332
*	Avidia Bancorp Inc.	198,237	3,332
	BayCom Corp.	113,304	3,331
	Farmers & Merchants Bancorp Inc.	133,000	3,288
	MVB Financial Corp.	125,174	3,233
	Plumas Bancorp	72,177	3,226
	HBT Financial Inc.	122,160	3,158
	OppFi Inc.	301,911	3,158
*	Kingsway Financial Services Inc.	232,573	3,128
	James River Group Holdings Inc.	491,073	3,123
*	Onity Group Inc.	67,230	3,078
	TPG Mortgage Investment Trust Inc.	360,277	3,070
	Primis Financial Corp.	214,292	2,981
	FS Bancorp Inc.	72,295	2,976
[1]	Abacus Global Management Inc.	343,489	2,937
	Citizens Financial Services Inc.	51,047	2,911
	Northeast Community Bancorp Inc.	128,345	2,902
	John Marshall Bancorp Inc.	144,371	2,886
	Timberland Bancorp Inc.	80,521	2,883
	Ares Commercial Real Estate Corp.	591,998	2,830
	RBB Bancorp	135,547	2,798
	Middlefield Banc Corp.	78,567	2,714
*	FB Bancorp Inc.	210,747	2,708
	Parke Bancorp Inc.	107,570	2,694
	Waterstone Financial Inc.	162,616	2,691
17

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Repay Holdings Corp. Class A	736,346	2,688
	First Bancorp Inc.	100,603	2,660
	Norwood Financial Corp.	93,840	2,632
	PCB Bancorp	120,506	2,609
*,1	Better Home & Finance Holding Co. Class A	75,835	2,471
	First United Corp.	65,963	2,470
	Chicago Atlantic Real Estate Finance Inc.	199,742	2,449
	LINKBANCORP Inc.	294,007	2,428
	LCNB Corp.	147,872	2,424
	Investar Holding Corp.	90,320	2,413
*	Blue Foundry Bancorp	193,180	2,401
	First Community Corp.	80,125	2,376
	Jefferson Capital Inc.	104,574	2,336
*	Oportun Financial Corp.	440,422	2,330
*,1	Citizens Inc. Class A	480,652	2,322
	C&F Financial Corp.	31,899	2,316
	Oak Valley Bancorp	76,089	2,287
*	First Western Financial Inc.	85,251	2,286
*,1	AlTi Global Inc.	491,851	2,282
	Fidelity D&D Bancorp Inc.	51,530	2,243
	Western New England Bancorp Inc.	175,954	2,221
*	Velocity Financial Inc.	106,952	2,220
*	Selectquote Inc.	1,568,811	2,212
*	loanDepot Inc. Class A	1,068,247	2,211
	Ames National Corp.	96,225	2,209
	Franklin Financial Services Corp.	43,924	2,205
	FVCBankcorp Inc.	158,316	2,202
	National Bankshares Inc.	65,424	2,194
	Blue Ridge Bankshares Inc.	509,306	2,175
	Hawthorn Bancshares Inc.	61,574	2,148
	First National Corp.	84,456	2,132
	Peoples Bancorp of North Carolina Inc.	58,524	2,119
	Seven Hills Realty Trust	237,815	2,117
	First Capital Inc.	35,179	2,083
	Kingstone Cos. Inc.	121,169	2,039
*	Avidbank Holdings Inc.	76,178	2,023
	Chemung Financial Corp.	36,105	2,015
	Eagle Financial Services Inc.	50,575	2,013
	Virginia National Bankshares Corp.	50,500	2,012
*	Commercial Bancgroup Inc.	79,018	1,941
*,1	CoastalSouth Bancshares Inc.	82,788	1,925
*	Paysign Inc.	369,856	1,905
	USCB Financial Holdings Inc.	101,709	1,873
	Bank7 Corp.	45,665	1,871
	Northpointe Bancshares Inc.	111,478	1,871
	First Savings Financial Group Inc.	58,024	1,849
	Medallion Financial Corp.	177,668	1,828
	OP Bancorp	127,972	1,807
	Princeton Bancorp Inc.	52,015	1,804
	Citizens Community Bancorp Inc.	99,971	1,781
	First Internet Bancorp	85,239	1,779
*	Open Lending Corp.	1,139,642	1,766
*	Finwise Bancorp	97,682	1,752
	Meridian Corp.	98,779	1,737
	CB Financial Services Inc.	48,032	1,674
*,1	Gemini Space Station Inc. Class A	165,169	1,638
*	Priority Technology Holdings Inc.	292,409	1,594
	Ohio Valley Banc Corp.	39,738	1,589
*,1	Patriot National Bancorp Inc.	870,810	1,585
	Greene County Bancorp Inc.	71,155	1,582
*	American Integrity Insurance Group Inc.	73,720	1,536
*	Ategrity Specialty Holdings LLC	73,088	1,536
	BankFinancial Corp.	127,158	1,526
	SB Financial Group Inc.	68,071	1,516
	Eagle Bancorp Montana Inc.	75,984	1,512
	Crawford & Co. Class B	139,260	1,493
*	Pioneer Bancorp Inc.	109,279	1,473
	United Security Bancshares	146,263	1,473
*	Acacia Research Corp.	388,025	1,451
*	Security National Financial Corp. Class A	159,638	1,438
18

Extended Market Index Fund
		Shares	Market Value• ($000)
*	eHealth Inc.	311,691	1,434
	Rithm Property Trust Inc.	84,495	1,401
*	ECB Bancorp Inc.	80,480	1,400
*,1	DeFi Development Corp.	276,795	1,398
	Finward Bancorp	39,345	1,385
	CF Bankshares Inc.	55,332	1,381
*,1	Innventure Inc.	322,137	1,347
*,1	Bakkt Holdings Inc. Class A	131,101	1,316
*	BV Financial Inc.	72,196	1,310
[1]	Federal Agricultural Mortgage Corp. Class A	9,664	1,308
	Angel Oak Mortgage REIT Inc.	150,761	1,298
	MainStreet Bancshares Inc.	63,357	1,290
*,1	FG Nexus Inc.	469,076	1,290
	SR Bancorp Inc.	81,829	1,288
	Landmark Bancorp Inc.	48,589	1,273
	BCB Bancorp Inc.	156,455	1,263
*	ACRES Commercial Realty Corp.	58,975	1,258
	Silvercrest Asset Management Group Inc. Class A	80,757	1,227
	Granite Point Mortgage Trust Inc.	508,535	1,220
	Crawford & Co. Class A	108,331	1,219
	Richmond Mutual Bancorp Inc.	86,476	1,214
*,1	ALT5 Sigma Corp.	1,087,659	1,196
*	Chain Bridge Bancorp Inc. Class A	32,564	1,128
*,1	Beneficient Class A	156,868	1,103
	Magyar Bancorp Inc.	62,884	1,101
	Westwood Holdings Group Inc.	62,466	1,075
	Affinity Bancshares Inc.	51,231	1,065
*	NI Holdings Inc.	78,919	1,050
	Sunrise Realty Trust Inc.	110,928	1,046
	Hanover Bancorp Inc.	45,136	1,043
	Riverview Bancorp Inc.	203,899	1,024
*	Finance of America Cos. Inc. Class A	41,730	1,010
	Sound Financial Bancorp Inc.	22,917	1,000
	Nexpoint Real Estate Finance Inc.	69,881	984
	Provident Financial Holdings Inc.	58,802	936
	Union Bankshares Inc.	39,335	933
*	Consumer Portfolio Services Inc.	98,870	922
	Cherry Hill Mortgage Investment Corp.	354,048	903
*	XBP Global Holdings Inc.	127,858	871
*,1	B. Riley Financial Inc.	179,619	839
	Bank of the James Financial Group Inc.	44,989	836
	First Northwest Bancorp	86,065	807
*	Fifth District Bancorp Inc.	53,820	807
*	Siebert Financial Corp.	228,344	801
	First US Bancshares Inc.	54,589	763
	United Bancorp Inc.	49,002	703
	Kestrel Group Ltd.	68,098	697
*	Catalyst Bancorp Inc.	41,679	656
	SWK Holdings Corp.	36,635	630
	IF Bancorp Inc.	23,224	626
*	Sui Group Holdings Ltd.	362,405	605
*,1	Wealthfront Corp.	44,442	604
[1]	Lument Finance Trust Inc.	424,436	598
	Auburn National Bancorp Inc.	21,827	588
*	Summit State Bank	50,187	584
*	First Seacoast Bancorp	43,010	568
*	Rhinebeck Bancorp Inc.	46,925	564
*	Central Plains Bancshares Inc.	33,011	559
	Sachem Capital Corp.	531,581	553
	Advanced Flower Capital Inc.	189,577	540
*	PB Bankshares Inc.	25,353	536
	AmeriServ Financial Inc.	161,001	514
*	NSTS Bancorp Inc.	39,568	512
*	Winchester Bancorp Inc.	44,674	467
*	OptimumBank Holdings Inc.	106,273	452
[1]	Central BanCo Inc. Class A	17,923	432
*,1	Fold Holdings Inc.	162,527	424
*	Broadway Financial Corp.	54,071	400
	Hennessy Advisors Inc.	40,116	385
	Dominari Holdings Inc.	76,907	381
19

Extended Market Index Fund
		Shares	Market Value• ($000)
	US Global Investors Inc. Class A	155,399	374
*	Heritage Global Inc.	297,380	369
*,1	AtlasClear Holdings Inc.	1,424,993	358
	Manhattan Bridge Capital Inc.	76,255	355
	Lake Shore Bancorp Inc.	24,193	355
	Pathfinder Bancorp Inc.	24,762	349
*	Great Elm Group Inc.	132,022	337
	First Guaranty Bancshares Inc.	62,067	333
	Texas Community Bancshares Inc.	17,619	317
*,1	Beeline Holdings Inc.	183,774	316
	MarketWise Inc.	20,903	314
	Bayfirst Financial Corp.	38,610	303
*	Bogota Financial Corp.	33,582	285
	Home Federal Bancorp Inc. of Louisiana	15,747	283
	Value Line Inc.	7,365	283
*,1	Katapult Holdings Inc.	43,395	280
*	Old Market Capital Corp.	54,619	274
*,1	Vroom Inc.	13,464	268
	Marathon Bancorp Inc.	21,198	259
*,1	Health In Tech Inc. Class A	159,479	254
*	Usio Inc.	161,053	219
	Donegal Group Inc. Class B	11,510	204
	Cohen & Co. Inc.	8,106	191
	Atlantic American Corp.	60,825	172
*	Kentucky First Federal Bancorp	36,458	169
*	GoHealth Inc. Class A	69,888	150
*,1	Aether Holdings Inc.	22,275	138
*	Income Opportunity Realty Investors Inc.	6,107	113
*,1	Binah Capital Group Inc.	28,756	83
*	Oxbridge Re Holdings Ltd.	58,483	78
*	Marygold Cos. Inc.	79,606	70
*,1	Ryvyl Inc.	257,246	42
*	Netcapital Inc.	20,590	14
*	Presurance Holdings Inc.	17,188	12
*	SHF Holdings Inc.	7,593	8
*	OLB Group Inc.	7,750	5
*,2	Sterling Bancorp Inc.	269,676	—
*	CaliberCos Inc. Class A	185	—
			13,388,523
Health Care (14.2%)
*	Alnylam Pharmaceuticals Inc.	1,422,752	565,757
*	Insmed Inc.	2,296,739	399,724
*	Veeva Systems Inc. Class A	1,623,343	362,379
*	Natera Inc.	1,486,069	340,444
*	United Therapeutics Corp.	463,562	225,871
*	Illumina Inc.	1,645,251	215,791
*	Exact Sciences Corp.	2,040,497	207,233
*	Tenet Healthcare Corp.	946,119	188,013
	Royalty Pharma plc Class A	4,048,772	156,445
*	Revolution Medicines Inc.	1,957,684	155,930
*	Neurocrine Biosciences Inc.	1,073,394	152,239
*	Guardant Health Inc.	1,393,252	142,307
*	Bridgebio Pharma Inc.	1,827,048	139,751
*	Ionis Pharmaceuticals Inc.	1,744,320	137,993
*	Medpace Holdings Inc.	239,416	134,468
*	Penumbra Inc.	421,748	131,126
*	Exelixis Inc.	2,886,383	126,510
*	BioMarin Pharmaceutical Inc.	2,067,636	122,880
*	Elanco Animal Health Inc.	5,352,301	121,123
*	Madrigal Pharmaceuticals Inc.	200,666	116,856
	Encompass Health Corp.	1,081,932	114,836
*	Jazz Pharmaceuticals plc	654,679	111,295
*	Avidity Biosciences Inc.	1,526,228	110,087
	Ensign Group Inc.	618,645	107,768
*	Globus Medical Inc. Class A	1,199,544	104,732
*	Roivant Sciences Ltd.	4,716,924	102,357
*	Arrowhead Pharmaceuticals Inc.	1,489,668	98,899
*,1	Medline Inc. Class A	2,325,192	97,658
*	Repligen Corp.	570,114	93,419
20

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Halozyme Therapeutics Inc.	1,266,142	85,211
*	HealthEquity Inc.	928,510	85,061
*	Avantor Inc.	7,348,873	84,218
*	Cytokinetics Inc.	1,317,143	83,691
*	Axsome Therapeutics Inc.	456,334	83,345
*	Praxis Precision Medicines Inc.	253,174	74,620
*,1	Hims & Hers Health Inc.	2,244,573	72,881
*	Rhythm Pharmaceuticals Inc.	653,989	70,003
*	Glaukos Corp.	618,742	69,862
*	Krystal Biotech Inc.	277,786	68,485
*	PTC Therapeutics Inc.	864,185	65,643
*	Doximity Inc. Class A	1,479,350	65,506
	Chemed Corp.	152,505	65,251
*	Tempus AI Inc.	1,098,100	64,843
*	Masimo Corp.	492,305	64,029
*	iRhythm Technologies Inc.	347,271	61,620
*	Bio-Rad Laboratories Inc. Class A	195,864	59,345
*	Cogent Biosciences Inc.	1,652,817	58,708
*	Vaxcyte Inc.	1,271,598	58,672
	Teleflex Inc.	476,126	58,106
*	Cidara Therapeutics Inc.	261,052	57,664
*	Nuvalent Inc. Class A	561,611	56,492
	Bruker Corp.	1,195,704	56,330
*	Merit Medical Systems Inc.	638,377	56,267
*	Protagonist Therapeutics Inc.	633,556	55,335
*	Option Care Health Inc.	1,709,446	54,463
*,1	CRISPR Therapeutics AG	1,028,732	53,947
*	RadNet Inc.	748,475	53,404
*	Kymera Therapeutics Inc.	654,340	50,914
*	Alkermes plc	1,778,265	49,756
*	Indivior plc	1,344,646	48,246
*	Crinetics Pharmaceuticals Inc.	1,025,215	47,724
*	Lantheus Holdings Inc.	714,829	47,572
*	Amicus Therapeutics Inc.	3,323,640	47,329
*	ADMA Biologics Inc.	2,563,267	46,754
*	BrightSpring Health Services Inc.	1,223,547	45,822
*	TransMedics Group Inc.	367,834	44,747
*	TG Therapeutics Inc.	1,464,765	43,665
*,1	Viking Therapeutics Inc.	1,217,267	42,823
*	Waystar Holding Corp.	1,239,117	40,581
*	Haemonetics Corp.	503,865	40,385
*	Scholar Rock Holding Corp.	912,011	40,174
*	Ligand Pharmaceuticals Inc.	211,765	40,038
*	Apogee Therapeutics Inc.	523,099	39,483
*	Sotera Health Co.	2,234,035	39,408
*	Celcuity Inc.	388,565	38,755
*	Envista Holdings Corp.	1,767,490	38,372
*	ICU Medical Inc.	266,463	38,016
*	Mirum Pharmaceuticals Inc.	475,505	37,560
*	Terns Pharmaceuticals Inc.	927,850	37,485
*	Travere Therapeutics Inc.	964,778	36,864
*	LivaNova plc	589,166	36,251
*	ACADIA Pharmaceuticals Inc.	1,349,178	36,037
*	Veracyte Inc.	851,516	35,849
*	Vera Therapeutics Inc. Class A	696,200	35,256
*	Corcept Therapeutics Inc.	1,008,578	35,098
*	Arcutis Biotherapeutics Inc.	1,203,175	34,940
*	Tarsus Pharmaceuticals Inc.	420,849	34,459
*	Ideaya Biosciences Inc.	947,168	32,744
*	Prestige Consumer Healthcare Inc.	517,398	31,918
*	Alignment Healthcare Inc.	1,573,813	31,083
*	CG oncology Inc.	740,375	30,740
*	Supernus Pharmaceuticals Inc.	618,438	30,736
*	Arcellx Inc.	468,631	30,555
*	Dyne Therapeutics Inc.	1,555,002	30,416
*	GeneDx Holdings Corp. Class A	230,344	29,959
*	Integer Holdings Corp.	378,549	29,690
*	Beam Therapeutics Inc.	1,066,654	29,568
*	Privia Health Group Inc.	1,246,720	29,560
*	Catalyst Pharmaceuticals Inc.	1,242,293	28,995
21

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Viridian Therapeutics Inc.	918,034	28,569
*,1	Summit Therapeutics Inc.	1,608,020	28,124
*	Apellis Pharmaceuticals Inc.	1,103,342	27,716
*	Brookdale Senior Living Inc.	2,560,059	27,623
*	GRAIL Inc.	319,624	27,357
*	Disc Medicine Inc.	341,069	27,084
*	WaVe Life Sciences Ltd.	1,554,802	26,432
*	Denali Therapeutics Inc.	1,598,596	26,393
*	Inspire Medical Systems Inc.	285,296	26,313
*	Alphatec Holdings Inc.	1,230,835	25,897
*	Liquidia Corp.	741,638	25,579
	Concentra Group Holdings Parent Inc.	1,278,280	25,157
	DENTSPLY SIRONA Inc.	2,163,948	24,734
*	Soleno Therapeutics Inc.	527,383	24,418
*	Sarepta Therapeutics Inc.	1,131,119	24,342
*	Spyre Therapeutics Inc.	737,399	24,157
*	Immunome Inc.	1,119,587	24,049
*	Ultragenyx Pharmaceutical Inc.	1,045,460	24,046
*	Nuvation Bio Inc. Class A	2,591,018	23,216
*	Amneal Pharmaceuticals Inc.	1,831,596	23,078
*,1	Recursion Pharmaceuticals Inc. Class A	5,567,580	22,771
*	Avadel Pharmaceuticals plc ADR	1,054,994	22,735
*	CorVel Corp.	335,844	22,727
*	Ocular Therapeutix Inc.	1,840,745	22,347
*	Progyny Inc.	863,580	22,177
*	Arcus Biosciences Inc.	922,197	21,976
*	Omnicell Inc.	483,777	21,915
*	Mineralys Therapeutics Inc.	597,174	21,671
*	AtriCure Inc.	536,239	21,214
*	Addus HomeCare Corp.	196,674	21,121
*	Immunovant Inc.	826,681	21,014
*	QuidelOrtho Corp.	733,533	20,950
*	Twist Bioscience Corp.	651,773	20,674
*	Adaptive Biotechnologies Corp.	1,270,306	20,630
	Perrigo Co. plc	1,481,607	20,624
*	Artivion Inc.	448,895	20,474
*	10X Genomics Inc. Class A	1,253,596	20,446
	Organon & Co.	2,795,627	20,045
*	Syndax Pharmaceuticals Inc.	941,268	19,776
*	Edgewise Therapeutics Inc.	795,795	19,748
*	Vericel Corp.	543,772	19,581
*	Nurix Therapeutics Inc.	1,031,564	19,569
*	Celldex Therapeutics Inc.	716,334	19,456
*	Pediatrix Medical Group Inc.	905,495	19,369
*	PROCEPT BioRobotics Corp.	601,768	18,932
*	MannKind Corp.	3,299,258	18,707
*	UFP Technologies Inc.	82,974	18,423
	National HealthCare Corp.	133,287	18,272
	LeMaitre Vascular Inc.	224,328	18,193
*	PACS Group Inc.	466,486	17,908
*	BioCryst Pharmaceuticals Inc.	2,261,400	17,639
	Select Medical Holdings Corp.	1,185,784	17,609
*	Stoke Therapeutics Inc.	553,421	17,566
*,1	Harrow Inc.	354,067	17,349
*	Agios Pharmaceuticals Inc.	632,653	17,221
*	Fortrea Holdings Inc.	991,008	17,095
*	Dynavax Technologies Corp.	1,077,273	16,568
*	Neogen Corp.	2,358,030	16,483
*	Enovis Corp.	618,547	16,478
*	Axogen Inc.	499,349	16,344
*	NeoGenomics Inc.	1,387,971	16,323
*	Tandem Diabetes Care Inc.	735,214	16,160
*	uniQure NV	672,907	16,103
*	Harmony Biosciences Holdings Inc.	426,717	15,968
*	Collegium Pharmaceutical Inc.	339,165	15,703
*	EyePoint Inc.	844,562	15,430
*	Innoviva Inc.	768,017	15,353
*	Ardelyx Inc.	2,624,225	15,299
*	ANI Pharmaceuticals Inc.	192,940	15,231
*	Azenta Inc.	438,627	14,589
22

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Capricor Therapeutics Inc.	498,271	14,380
*,1	Mind Medicine MindMed Inc.	1,071,361	14,346
*	Novocure Ltd.	1,097,052	14,185
*	Xeris Biopharma Holdings Inc.	1,797,720	14,112
*	Trevi Therapeutics Inc.	1,126,019	14,098
*	Acadia Healthcare Co. Inc.	989,230	14,037
*	Biohaven Ltd.	1,239,094	13,989
	CONMED Corp.	336,625	13,667
*	Teladoc Health Inc.	1,926,255	13,484
*	LifeStance Health Group Inc.	1,899,864	13,375
*	Dianthus Therapeutics Inc.	321,133	13,234
*,1	Beta Bionics Inc.	433,454	13,207
*	Taysha Gene Therapies Inc.	2,397,431	13,186
*,1	Omeros Corp.	765,890	13,154
*,1	Oruka Therapeutics Inc.	425,853	12,908
	US Physical Therapy Inc.	162,851	12,717
*	Surgery Partners Inc.	817,996	12,638
*	STAAR Surgical Co.	538,839	12,442
*	Castle Biosciences Inc.	315,687	12,280
*	Relay Therapeutics Inc.	1,426,019	12,064
*	Pacira BioSciences Inc.	466,067	12,062
*	Kodiak Sciences Inc.	426,797	11,933
*	Xencor Inc.	768,181	11,761
*,1	Novavax Inc.	1,737,629	11,677
*	Astrana Health Inc.	468,134	11,614
*	AdaptHealth Corp. Class A	1,163,628	11,590
*	Certara Inc.	1,286,682	11,336
*,1	Intellia Therapeutics Inc.	1,258,635	11,315
*,1	Zenas Biopharma Inc.	308,611	11,206
*,1	Olema Pharmaceuticals Inc.	435,195	10,880
*	Amylyx Pharmaceuticals Inc.	891,957	10,775
*	Schrodinger Inc.	602,281	10,769
*	Pennant Group Inc.	375,891	10,581
*	CareDx Inc.	558,342	10,519
*	Phreesia Inc.	615,881	10,421
*	BioLife Solutions Inc.	424,747	10,270
*	AnaptysBio Inc.	211,589	10,258
*	Amphastar Pharmaceuticals Inc.	381,456	10,215
*	Clover Health Investments Corp. Class A	4,322,911	10,159
*	Kura Oncology Inc.	953,508	9,907
*,1	Upstream Bio Inc.	363,535	9,870
*,1	Iovance Biotherapeutics Inc.	3,594,720	9,814
*,1	Esperion Therapeutics Inc.	2,596,223	9,606
*	Maze Therapeutics Inc.	229,638	9,514
*,1	Tango Therapeutics Inc.	1,065,535	9,441
*	Rapport Therapeutics Inc.	310,124	9,409
*	Nektar Therapeutics	220,482	9,322
*,1	CorMedix Inc.	794,133	9,236
*	Integra LifeSciences Holdings Corp.	735,363	9,133
*	Savara Inc.	1,482,933	8,942
*	Compass Therapeutics Inc.	1,659,129	8,910
*	Palvella Therapeutics Inc.	83,568	8,747
*	Monte Rosa Therapeutics Inc.	550,800	8,637
*	MiMedx Group Inc.	1,273,525	8,622
*,1	MBX Biosciences Inc.	271,501	8,563
*	Butterfly Network Inc. Class A	2,235,317	8,494
	iRadimed Corp.	87,008	8,464
*	Erasca Inc.	2,274,052	8,459
*	Rigel Pharmaceuticals Inc.	196,603	8,420
*	Arvinas Inc.	699,950	8,301
*	SI-BONE Inc.	419,225	8,267
	Phibro Animal Health Corp. Class A	221,060	8,259
*	Inhibrx Biosciences Inc.	103,720	8,194
*,1	Phathom Pharmaceuticals Inc.	491,727	8,158
*,1	ARS Pharmaceuticals Inc.	693,653	8,081
*,1	Precigen Inc.	1,920,611	8,028
*	Arbutus Biopharma Corp.	1,648,733	7,930
*	Geron Corp.	5,880,896	7,763
	Embecta Corp.	637,581	7,574
*	Theravance Biopharma Inc.	401,180	7,506
23

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Replimune Group Inc.	771,065	7,495
*	Enliven Therapeutics Inc.	483,714	7,449
*	Day One Biopharmaceuticals Inc.	794,816	7,408
*	Hinge Health Inc. Class A	159,241	7,397
*	REGENXBIO Inc.	512,939	7,386
*	Annexon Inc.	1,466,642	7,363
*	Janux Therapeutics Inc.	522,990	7,217
*,1	Sana Biotechnology Inc.	1,765,081	7,184
*	RAPT Therapeutics Inc.	207,602	7,031
*	Tactile Systems Technology Inc.	241,999	7,018
*	Emergent BioSolutions Inc.	562,982	6,958
*,1	KalVista Pharmaceuticals Inc.	427,976	6,912
*	Septerna Inc.	247,436	6,899
*	Gossamer Bio Inc.	2,210,258	6,852
*	ORIC Pharmaceuticals Inc.	831,948	6,805
*	Tyra Biosciences Inc.	257,043	6,758
*,1	ArriVent Biopharma Inc.	331,204	6,664
*	AMN Healthcare Services Inc.	422,528	6,659
*	Astria Therapeutics Inc.	506,817	6,634
*,1	ImmunityBio Inc.	3,329,740	6,593
*,1	BridgeBio Oncology Therapeutics Inc. Class A	518,603	6,493
*,1	Alumis Inc.	664,386	6,484
*	Orthofix Medical Inc.	424,620	6,437
	NovaBay Pharmaceuticals Inc.	1,137,158	6,414
*,1	Nutex Health Inc.	38,734	6,376
*	Lexeo Therapeutics Inc.	641,993	6,375
*,1	Sionna Therapeutics Inc.	154,481	6,355
*	Guardian Pharmacy Services Inc. Class A	211,146	6,353
*,1	Aquestive Therapeutics Inc.	981,648	6,341
*	Ventyx Biosciences Inc.	694,497	6,271
*	Aveanna Healthcare Holdings Inc.	763,278	6,236
*	Myriad Genetics Inc.	1,010,107	6,212
*	Pacific Biosciences of California Inc.	3,292,417	6,157
*	CytomX Therapeutics Inc.	1,437,271	6,123
*	Vir Biotechnology Inc.	1,011,770	6,101
*	Cytek Biosciences Inc.	1,192,957	6,024
	HealthStream Inc.	260,580	6,012
*	OPKO Health Inc.	4,699,515	5,921
*	Fulcrum Therapeutics Inc.	519,972	5,881
*,1	Bicara Therapeutics Inc.	347,620	5,850
*	Cullinan Therapeutics Inc.	560,378	5,800
*,1	SELLAS Life Sciences Group Inc.	1,536,316	5,792
*	AngioDynamics Inc.	450,574	5,785
*	Fulgent Genetics Inc.	219,346	5,762
*	Vanda Pharmaceuticals Inc.	652,198	5,752
*	Avanos Medical Inc.	505,111	5,672
*	Talkspace Inc.	1,538,817	5,586
*	Zevra Therapeutics Inc.	619,724	5,553
*,1	HeartFlow Inc.	188,812	5,504
*,1	Corvus Pharmaceuticals Inc.	706,910	5,443
*	Verastem Inc.	684,170	5,282
*	Varex Imaging Corp.	452,008	5,266
*,1	LB Pharmaceuticals Inc.	235,561	5,244
*	CryoPort Inc.	541,116	5,195
*	Ironwood Pharmaceuticals Inc. Class A	1,534,790	5,172
*	Alto Neuroscience Inc.	290,546	5,172
*	Enhabit Inc.	549,233	5,064
*	Ceribell Inc.	230,283	5,050
*,1	Absci Corp.	1,444,326	5,041
*	Evolent Health Inc. Class A	1,221,129	4,885
*	Lyell Immunopharma Inc.	155,290	4,780
*	Evolus Inc.	713,567	4,745
	Mesa Laboratories Inc.	60,285	4,732
*	Invivyd Inc.	1,900,134	4,693
*	Akebia Therapeutics Inc.	2,882,860	4,641
*	Personalis Inc.	582,766	4,639
*	Prothena Corp. plc	482,716	4,610
*,1	Ocugen Inc.	3,412,649	4,607
*	Enanta Pharmaceuticals Inc.	284,017	4,479
*	Cerus Corp.	2,131,983	4,392
24

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Maravai LifeSciences Holdings Inc. Class A	1,345,590	4,373
*,1	Keros Therapeutics Inc.	213,085	4,338
*	Standard BioTools Inc.	3,350,452	4,289
*	ClearPoint Neuro Inc.	309,175	4,229
*	Eton Pharmaceuticals Inc.	249,802	4,224
*	Assembly Biosciences Inc.	123,510	4,201
*,1	Lineage Cell Therapeutics Inc.	2,497,756	4,171
*,1	Prime Medicine Inc.	1,199,501	4,162
*	Organogenesis Holdings Inc. Class A	803,335	4,161
*	NeuroPace Inc.	269,145	4,156
*	Altimmune Inc.	1,144,755	4,133
*	RxSight Inc.	390,692	4,071
*,1	Billiontoone Inc. Class A	47,879	3,918
*	Owlet Inc. Class A	241,102	3,903
*	Niagen Bioscience Inc.	613,432	3,901
*,1	Immuneering Corp. Class A	591,321	3,891
*	Ginkgo Bioworks Holdings Inc. Class A	465,718	3,870
*	Community Health Systems Inc.	1,238,686	3,865
*	Bioventus Inc. Class A	518,030	3,854
*	Relmada Therapeutics Inc.	797,357	3,851
*,1	LENZ Therapeutics Inc.	239,531	3,832
*	BioAge Labs Inc.	286,507	3,790
*	Benitec Biopharma Inc.	272,513	3,671
*	Strata Critical Medical Inc.	753,172	3,623
[1]	Jade Biosciences Inc.	234,741	3,622
*	4D Molecular Therapeutics Inc.	475,627	3,567
*,1	Kestra Medical Technologies Ltd.	134,497	3,567
*,1	X4 Pharmaceuticals Inc.	889,368	3,557
*	Aura Biosciences Inc.	648,209	3,533
*	Claritev Corp. Class A	81,971	3,504
*	Rocket Pharmaceuticals Inc.	981,704	3,446
*	Simulations Plus Inc.	184,139	3,357
*	Lifecore Biomedical Inc.	406,847	3,328
*,1	Anavex Life Sciences Corp.	932,477	3,320
*	Aclaris Therapeutics Inc.	1,102,418	3,318
*,1	Palisade Bio Inc.	1,404,041	3,299
*,1	Forte Biosciences Inc.	118,578	3,234
*	OrthoPediatrics Corp.	177,104	3,145
*,1	PepGen Inc.	480,403	3,127
*	Quanterix Corp.	474,808	3,020
*,1	MapLight Therapeutics Inc.	168,831	2,966
*	Abeona Therapeutics Inc.	560,589	2,954
*	Design Therapeutics Inc.	310,831	2,916
*	KORU Medical Systems Inc.	489,534	2,844
*	Delcath Systems Inc.	281,442	2,843
*,1	Monopar Therapeutics Inc.	43,450	2,837
*	Sight Sciences Inc.	356,958	2,831
*	Avalo Therapeutics Inc.	155,629	2,826
*	Solid Biosciences Inc.	494,864	2,791
*	XOMA Royalty Corp.	104,319	2,774
	National Research Corp.	147,409	2,767
*,1	Achieve Life Sciences Inc.	555,939	2,763
*	GoodRx Holdings Inc. Class A	1,014,897	2,750
	SIGA Technologies Inc.	447,374	2,733
*	Viemed Healthcare Inc.	365,256	2,714
*	Cross Country Healthcare Inc.	330,855	2,680
*	Sonida Senior Living Inc.	82,131	2,678
*,1	Pulse Biosciences Inc.	194,845	2,675
*	Atea Pharmaceuticals Inc.	741,078	2,646
*,1	TriSalus Life Sciences Inc.	378,904	2,645
*,1	Heron Therapeutics Inc.	2,028,470	2,637
*	Aldeyra Therapeutics Inc.	508,301	2,633
*	Entrada Therapeutics Inc.	255,353	2,625
*	Oncology Institute Inc.	737,359	2,625
*,1	DiaMedica Therapeutics Inc.	322,869	2,570
*	Allogene Therapeutics Inc.	1,799,598	2,465
*	Puma Biotechnology Inc.	410,930	2,445
*	OmniAb Inc.	1,320,580	2,443
*	Fractyl Health Inc.	1,100,025	2,420
*,1	ProKidney Corp. Class A	1,075,784	2,410
25

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Neurogene Inc.	115,861	2,387
*	TruBridge Inc.	106,800	2,357
*,1	Galectin Therapeutics Inc.	563,630	2,345
*	Contineum Therapeutics Inc. Class A	204,227	2,334
*,1	Vor BioPharma Inc.	177,911	2,327
*,1	Candel Therapeutics Inc.	408,296	2,307
*	agilon health Inc.	3,333,396	2,296
*,1	Lexicon Pharmaceuticals Inc.	1,979,562	2,276
*	Ardent Health Inc.	254,570	2,248
*,1	SANUWAVE Health Inc.	75,003	2,238
*	Owens & Minor Inc.	797,745	2,234
*,1	Tectonic Therapeutic Inc.	107,070	2,233
*,1	Kyverna Therapeutics Inc.	235,746	2,216
*,1	Shattuck Labs Inc.	606,782	2,215
*,1	Senseonics Holdings Inc.	401,005	2,214
*	Editas Medicine Inc.	1,076,238	2,206
*	Quantum-Si Inc.	1,995,538	2,195
*	Electromed Inc.	74,724	2,176
*	OptimizeRx Corp.	177,060	2,171
*	Cabaletta Bio Inc.	985,573	2,158
*,1	Semler Scientific Inc.	138,975	2,125
*,1	Anteris Technologies Global Corp.	409,166	2,042
*,1	Tonix Pharmaceuticals Holding Corp.	128,518	2,007
*	Rezolute Inc.	835,605	1,972
*	Foghorn Therapeutics Inc.	364,401	1,968
*	Stereotaxis Inc.	853,833	1,964
*	OraSure Technologies Inc.	807,140	1,953
*	InfuSystem Holdings Inc.	216,296	1,940
*,1	Zura Bio Ltd. Class A	370,302	1,940
*	Protara Therapeutics Inc.	360,568	1,922
*,1	CAMP4 Therapeutics Corp.	312,853	1,918
*,1	Cardiff Oncology Inc.	681,993	1,916
*	Voyager Therapeutics Inc.	485,693	1,909
	Utah Medical Products Inc.	33,429	1,871
*	MaxCyte Inc.	1,165,708	1,807
*,1	Coherus Oncology Inc.	1,269,233	1,802
*	Inogen Inc.	264,921	1,780
*	Health Catalyst Inc.	740,859	1,771
*	Larimar Therapeutics Inc.	460,219	1,753
*,1	Evommune Inc.	101,811	1,743
*,1	Aardvark Therapeutics Inc.	131,613	1,727
*	Perspective Therapeutics Inc.	621,135	1,708
*	C4 Therapeutics Inc.	882,933	1,686
*,1	Kindly MD Inc.	4,801,526	1,686
*	Insight Molecular Diagnostics Inc.	219,885	1,649
*,1	Gyre Therapeutics Inc.	233,123	1,646
*,1	Arcturus Therapeutics Holdings Inc.	268,250	1,644
*,1	Humacyte Inc.	1,699,510	1,632
*	Neumora Therapeutics Inc.	911,051	1,631
*	Orchestra BioMed Holdings Inc.	392,894	1,630
*	Sagimet Biosciences Inc. Class A	274,952	1,628
*	Alector Inc.	1,037,527	1,619
*	Sangamo Therapeutics Inc.	3,765,296	1,581
*	Anika Therapeutics Inc.	164,183	1,578
*	Quince Therapeutics Inc.	461,477	1,546
*,1	Genelux Corp.	347,051	1,513
	Acme United Corp.	37,139	1,497
*	LifeMD Inc.	438,406	1,495
*,1	Microbot Medical Inc.	742,531	1,485
*	Caribou Biosciences Inc.	925,027	1,471
*	Corbus Pharmaceuticals Holdings Inc.	178,423	1,452
*	Codexis Inc.	880,901	1,436
*	Karyopharm Therapeutics Inc.	193,821	1,427
*	Surrozen Inc.	61,432	1,388
*	Definitive Healthcare Corp. Class A	479,377	1,376
*	Joint Corp.	157,032	1,369
*	Omada Health Inc.	85,905	1,356
*	CVRx Inc.	185,817	1,319
*,1	Nuvectis Pharma Inc.	172,029	1,299
*,1	Inovio Pharmaceuticals Inc.	738,660	1,285
26

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Immix Biopharma Inc.	244,935	1,281
*	Coya Therapeutics Inc.	220,217	1,277
*	vTv Therapeutics Inc. Class A	31,515	1,260
*	Treace Medical Concepts Inc.	507,442	1,243
*,1	Greenwich Lifesciences Inc.	59,078	1,241
*	Eledon Pharmaceuticals Inc.	811,675	1,226
*	Mersana Therapeutics Inc.	41,904	1,212
*	FONAR Corp.	65,009	1,207
*	Innovage Holding Corp.	232,212	1,205
*	Spero Therapeutics Inc.	516,108	1,203
*	Lucid Diagnostics Inc.	1,100,821	1,200
*,1	Gain Therapeutics Inc.	371,150	1,195
*,1	Tharimmune Inc.	390,952	1,185
*	LENSAR Inc.	101,775	1,184
*,1	Avita Medical Inc.	342,277	1,181
*	Cognition Therapeutics Inc.	874,810	1,181
*	CareCloud Inc.	392,437	1,146
*	Apyx Medical Corp.	325,982	1,141
*	Black Diamond Therapeutics Inc.	465,282	1,131
*,1	Rani Therapeutics Holdings Inc. Class A	837,970	1,131
*	Unicycive Therapeutics Inc.	192,918	1,113
*	Climb Bio Inc.	277,618	1,110
*	Precision BioSciences Inc.	264,945	1,102
*	Agenus Inc.	343,407	1,078
*	Fate Therapeutics Inc.	1,069,647	1,051
*	MacroGenics Inc.	651,752	1,049
*	Whitehawk Therapeutics Inc.	431,396	1,044
*,1	Seres Therapeutics Inc.	69,946	1,041
*,1	Spruce Biosciences Inc.	11,907	1,037
*	Nkarta Inc.	557,527	1,031
*	Cassava Sciences Inc.	517,241	1,024
*	Atara Biotherapeutics Inc.	56,372	1,020
*	Ovid therapeutics Inc.	622,296	1,014
*	Journey Medical Corp.	129,772	1,001
*	Accuray Inc.	1,194,664	985
*	Anixa Biosciences Inc.	313,835	979
*,1	Crescent Biopharma Inc.	81,936	972
*	Pulmonx Corp.	438,220	968
*	Exagen Inc.	158,033	961
*,1	Elicio Therapeutics Inc.	120,683	961
*,1	Streamex Corp.	313,022	948
*	Nautilus Biotechnology Inc.	485,890	947
*	Sutro Biopharma Inc.	81,540	943
*	Solana Co.	324,551	938
*	Scilex Holding Co.	76,511	933
*	Carlsmed Inc.	73,755	911
*	Sera Prognostics Inc. Class A	304,455	898
*,1	Neonc Technologies Holdings Inc.	107,962	893
*,1	Annovis Bio Inc.	254,347	880
*	Sanara Medtech Inc.	37,461	875
*	Opus Genetics Inc.	431,277	867
*	Tenax Therapeutics Inc.	70,200	856
*	DocGo Inc.	965,082	847
*	Kewaunee Scientific Corp.	22,522	843
*,1	Fortress Biotech Inc.	228,375	836
*	Adicet Bio Inc.	99,248	836
*	Prelude Therapeutics Inc.	285,294	827
*,1	Cartesian Therapeutics Inc.	114,275	824
*	Immunic Inc.	1,519,720	811
*,1	Shoulder Innovations Inc.	56,626	810
*	Zentalis Pharmaceuticals Inc.	591,424	798
*,1	Biomea Fusion Inc.	636,371	789
*,1	Tenaya Therapeutics Inc.	1,106,510	787
*	Lumexa Imaging Holdings Inc.	42,394	784
*,1	Plus Therapeutics Inc.	1,514,747	776
*	Context Therapeutics Inc.	520,898	766
*	Atossa Therapeutics Inc.	1,296,305	765
*	Inhibikase Therapeutics Inc.	371,555	762
*,1	Pro-Dex Inc.	19,778	761
*,1	aTyr Pharma Inc.	969,655	759
27

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	DarioHealth Corp.	65,910	750
*,1	Ethzilla Corp.	151,712	743
*	American Well Corp. Class A	148,326	728
*	Hyperfine Inc. Class A	732,126	717
*	Outset Medical Inc.	190,228	706
*,1	HeartBeam Inc.	291,040	698
*,1	CapsoVision Inc.	65,307	698
*	Seer Inc. Class A	378,757	693
*	Pliant Therapeutics Inc.	560,309	684
*	Acumen Pharmaceuticals Inc.	324,367	684
*	Armata Pharmaceuticals Inc.	103,632	651
*,1	Actuate Therapeutics Inc.	106,405	651
*	Biote Corp. Class A	249,569	649
*	Cypherpunk Technologies Inc.	551,274	639
*,1	Sharps Technology Inc.	312,670	635
*	MediciNova Inc.	474,749	622
*	Pyxis Oncology Inc.	537,817	618
*,1	Kalaris Therapeutics Inc.	72,619	613
*	Rafael Holdings Inc. Class B	518,191	611
*,1	Coeptis Therapeutics Holdings Inc.	42,366	604
*,1	Neuronetics Inc.	425,901	588
*,1	SBC Medical Group Holdings Inc.	136,239	587
*	CalciMedica Inc.	88,956	586
*	TScan Therapeutics Inc.	577,585	578
*	Jasper Therapeutics Inc.	312,032	571
*,1	Assertio Holdings Inc.	62,639	568
*	Sensus Healthcare Inc.	142,493	567
*,1	Beyondspring Inc.	344,384	561
*	Rapid Micro Biosystems Inc. Class A	191,277	555
*,1	Mira Pharmaceuticals Inc.	356,689	539
*	Century Therapeutics Inc.	539,662	537
*	Korro Bio Inc.	65,612	526
*,1	CervoMed Inc.	66,028	522
*	Vivani Medical Inc.	417,473	513
*	Metagenomi Inc.	316,537	513
*	PMV Pharmaceuticals Inc.	409,910	512
*,1	Talphera Inc.	441,611	503
*	MAIA Biotechnology Inc.	326,990	500
*,1	Outlook Therapeutics Inc.	313,926	496
*	NRX Therapeutics Inc.	179,913	488
*	ImmuCell Corp.	79,250	487
*,1	XBiotech Inc.	200,971	480
*,1	Verrica Pharmaceuticals Inc.	57,785	480
*,1	Cibus Inc. Class A	269,431	469
*	Tela Bio Inc.	390,946	461
*,1	Instil Bio Inc.	41,737	459
*,1	iBio Inc.	235,369	454
*	PDS Biotechnology Corp.	586,163	451
*,1	Equillium Inc.	283,002	439
*	Aligos Therapeutics Inc.	46,948	438
*	Champions Oncology Inc.	63,022	435
*,1	Alpha Teknova Inc.	113,836	433
*,1	Lite Strategy Inc.	325,817	430
*	Kezar Life Sciences Inc.	67,300	423
*	Clene Inc.	71,506	420
*	CEL-SCI Corp.	79,387	418
*	Passage Bio Inc.	35,200	415
*	Actinium Pharmaceuticals Inc.	304,194	414
*	Dare Bioscience Inc.	213,922	413
*	Lipocine Inc.	51,031	410
*,1	ABVC BioPharma Inc.	190,574	406
*	Xtant Medical Holdings Inc.	515,337	404
*	Pelthos Therapeutics Inc.	12,996	403
*	ALX Oncology Holdings Inc.	352,104	398
*	NextCure Inc.	26,409	375
*	Precipio Inc.	16,212	373
*	FibroGen Inc.	42,428	373
*	Acrivon Therapeutics Inc.	154,077	371
*,1	Tvardi Therapeutics Inc.	86,282	371
*	ImageneBio Inc.	52,656	363
28

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	OS Therapies Inc.	253,685	355
*	Cumberland Pharmaceuticals Inc.	86,945	346
*	CytoSorbents Corp.	536,973	343
*	Veru Inc.	158,742	340
*	Forian Inc.	157,471	334
*,1	Bioxcel Therapeutics Inc.	207,339	332
*	NeuroOne Medical Technologies Corp.	431,583	327
*,1	Reviva Pharmaceuticals Holdings Inc.	1,159,163	323
*	RenovoRx Inc.	381,210	320
*,1	AirSculpt Technologies Inc.	160,754	318
*,1	Inmune Bio Inc.	196,747	307
*	Rein Therapeutics Inc.	264,104	306
*	Rockwell Medical Inc.	360,558	301
*	OneMedNet Corp.	270,525	298
*	Biodesix Inc.	43,792	298
*,1	Palatin Technologies Inc.	18,979	292
*	Spectral AI Inc.	202,660	288
*	Cue Biopharma Inc.	937,432	286
*,1	SAB Biotherapeutics Inc.	76,487	286
*,1	Femasys Inc.	487,745	281
*	Generation Bio Co.	49,329	280
*,1	Cingulate Inc.	64,296	279
*,1	ElectroCore Inc.	61,944	278
*	Vistagen Therapeutics Inc.	413,745	274
*	Harvard Bioscience Inc.	398,432	266
*	Myomo Inc.	289,607	264
*,1	BioAtla Inc.	458,220	260
*	Q32 Bio Inc.	78,345	260
*	VolitionRX Ltd.	1,013,673	259
*	Impact BioMedical Inc.	512,692	259
*,1	Artiva Biotherapeutics Inc.	59,487	255
*,1	Galecto Inc.	11,034	254
*	Lantern Pharma Inc.	81,444	247
*	SCYNEXIS Inc.	384,738	243
*	Telomir Pharmaceuticals Inc.	179,965	239
*,1	Nutriband Inc.	52,341	238
*	eXoZymes Inc.	21,799	238
*	Neuraxis Inc.	52,237	237
*	Xilio Therapeutics Inc.	367,825	235
*	Athira Pharma Inc.	31,052	235
*	AN2 Therapeutics Inc.	201,636	230
*	Precision Optics Corp. Inc.	54,169	227
*	Werewolf Therapeutics Inc.	344,231	218
*,1	TuHURA Biosciences Inc.	278,863	211
*	OnKure Therapeutics Inc. Class A	72,316	210
*,1	Scienture Holdings Inc.	408,091	208
*,1	Hyperion DeFi Inc.	57,813	206
*	Minerva Neurosciences Inc.	51,013	205
*	IGC Pharma Inc.	718,436	202
*,1	Atlantic International Corp.	146,454	195
*	NanoViricides Inc.	166,821	188
*	Inotiv Inc.	335,161	188
*,1	Allarity Therapeutics Inc.	171,795	186
*	Boundless Bio Inc.	152,011	182
*	Rallybio Corp.	260,565	179
*,1	Estrella Immunopharma Inc.	114,464	179
*,1	Senti Biosciences Inc.	168,626	175
*	Dyadic International Inc.	184,470	173
*,1	Intensity Therapeutics Inc.	421,033	173
*	Elutia Inc. Class A	238,054	165
*	Aytu BioPharma Inc.	62,535	163
*	Modular Medical Inc.	442,161	161
*,1	Ekso Bionics Holdings Inc.	18,650	161
*	Lixte Biotechnology Holdings Inc.	39,910	157
*,1	Exicure Inc.	28,883	157
*	Celularity Inc. Class A	139,412	155
*	Wellgistics Health Inc.	379,358	152
*	Q/C Technologies Inc.	37,511	150
*	Milestone Scientific Inc.	524,664	143
*	Applied Therapeutics Inc.	1,403,446	140
29

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Skye Bioscience Inc.	184,978	139
*	TherapeuticsMD Inc.	83,971	137
*	Marker Therapeutics Inc.	88,268	132
*	Retractable Technologies Inc.	169,533	131
*	Jupiter Neurosciences Inc.	128,042	131
*	IRIDEX Corp.	112,741	129
*	Hoth Therapeutics Inc.	129,691	128
*,1	Vivos Therapeutics Inc.	60,629	123
*	Anebulo Pharmaceuticals Inc.	120,429	122
*,1	Aptevo Therapeutics Inc.	12,713	120
*	American Shared Hospital Services	55,662	117
	Cryo-Cell International Inc.	32,957	113
*	MiNK Therapeutics Inc.	10,074	112
*,1	Citius Oncology Inc.	104,987	105
*	Tempest Therapeutics Inc.	35,200	101
*	AEON Biopharma Inc. Class A	90,529	100
*,1	Klotho Neurosciences Inc.	344,844	100
*	Firefly Neuroscience Inc.	111,910	98
*,1	Lexaria Bioscience Corp.	154,446	95
*,1	Citius Pharmaceuticals Inc.	119,715	93
*	Cellectar Biosciences Inc.	31,114	92
*	Lisata Therapeutics Inc.	48,225	90
*	Curis Inc.	87,303	86
*	BioCardia Inc.	69,023	86
*,1	Lunai Bioworks Inc.	96,499	85
*	Sensei Biotherapeutics Inc.	7,750	83
*,1	SiNtx Technologies Inc.	20,905	81
*	Cadrenal Therapeutics Inc.	11,923	81
*	Nexgel Inc.	48,920	79
*,1	Dogwood Therapeutics Inc.	18,491	77
*	VYNE Therapeutics Inc.	130,098	75
*	Senestech Inc.	34,762	74
*	Pulmatrix Inc.	32,294	72
*	enVVeno Medical Corp.	220,064	71
*	Nexalin Technology Inc.	126,536	71
*,1	MetaVia Inc.	8,399	71
*	Cosmos Health Inc.	140,007	70
*	cbdMD Inc.	51,053	69
*	Pasithea Therapeutics Corp.	53,815	69
*	Sonoma Pharmaceuticals Inc.	18,787	68
*,1	Tenon Medical Inc.	71,715	68
*	Serina Therapeutics Inc.	33,331	64
*	Fibrobiologics Inc.	280,059	63
*	Vicarious Surgical Inc. Class A	28,409	62
*,1	Traws Pharma Inc.	55,193	62
*	BioRestorative Therapies Inc.	49,326	58
*,1	SeaStar Medical Holding Corp.	238,821	57
*	Apimeds Pharmaceuticals US Inc.	34,953	57
*,1	Cardio Diagnostics Holdings Inc.	20,155	55
*,1	Intelligent Bio Solutions Inc.	5,810	55
*,1	Edesa Biotech Inc.	37,138	54
*	Cocrystal Pharma Inc.	52,705	52
*,1	Phio Pharmaceuticals Corp.	49,459	52
*	BioVie Inc.	44,702	52
*	Co-Diagnostics Inc.	305,547	51
*	USBC Inc.	80,113	51
*	Longeveron Inc. Class A	99,111	50
*	Synlogic Inc.	42,810	48
*	Kairos Pharma Ltd.	67,944	48
*	Bionano Genomics Inc.	30,556	47
*	IN8bio Inc.	19,475	46
*	Alaunos Therapeutics Inc.	14,063	45
*	P3 Health Partners Inc.	12,974	45
*,1	TransCode Therapeutics Inc.	6,545	45
*	Hyperliquid Strategies Inc.	12,530	45
*,1	Abpro Holdings Inc.	10,673	45
*,1	Neuphoria Therapeutics Inc.	11,072	43
*,1	Soligenix Inc.	31,554	42
*,1	Aspire Biopharma Holdings Inc.	314,336	41
*	Creative Medical Technology Holdings Inc.	20,350	40
30

Extended Market Index Fund
		Shares	Market Value• ($000)
*	PAVmed Inc.	177,499	39
*	Kiora Pharmaceuticals Inc.	19,861	39
*	Bolt Biotherapeutics Inc.	7,060	39
*,1	Imunon Inc.	10,032	38
*	PharmaCyte Biotech Inc.	51,467	37
*	Biomerica Inc.	14,514	37
*,1	Processa Pharmaceuticals Inc.	12,729	37
*	KALA BIO Inc.	60,549	34
*	Bullfrog AI Holdings Inc.	38,581	34
*,1	Healthcare Triangle Inc.	51,452	33
*,1	Liminatus Pharma Inc. Class A	50,440	31
*,1	Aclarion Inc.	6,782	31
*,1	Profusa Inc.	295,508	31
*,1	Moleculin Biotech Inc.	9,448	31
*	Biofrontera Inc.	52,254	30
*	Tevogen Bio Holdings Inc.	91,994	30
*,1	Calidi Biotherapeutics Inc.	25,509	30
*	VivoSim Labs Inc.	15,371	28
*,1	Axe Compute Inc.	3,685	26
*	Mustang Bio Inc.	25,704	25
*,1	GridAI Technologies Corp.	5,301	25
*	Matinas BioPharma Holdings Inc.	40,110	23
*,1	Adagio Medical Holdings Inc.	21,669	23
*	AquaBounty Technologies Inc.	23,371	22
*	Beyond Air Inc.	30,530	22
*,1	OSR Holdings Inc.	37,373	21
*,1	Cyclerion Therapeutics Inc.	16,137	20
*	GeoVax Labs Inc.	117,492	20
*	Strata Skin Sciences Inc.	16,175	20
*	Lyra Therapeutics Inc.	6,263	19
*	Acurx Pharmaceuticals Inc.	7,075	18
*	Aprea Therapeutics Inc.	19,622	17
*	Xenetic Biosciences Inc.	6,731	15
*,1	ENDRA Life Sciences Inc.	2,816	13
*,1	Ernexa Therapeutics Inc.	10,475	13
*,1	HCW Biologics Inc.	13,523	13
*	ProPhase Labs Inc.	28,599	13
*	Ensysce Biosciences Inc.	12,854	12
*,1	Genprex Inc.	5,950	10
*,2	Third Harmonic Bio Inc.	243,703	7
*,1	GT Biopharma Inc.	7,216	6
*	Artelo Biosciences Inc.	4,612	6
*	Silo Pharma Inc.	11,221	4
*	HeartSciences Inc.	1,317	4
*,1	GRI Bio Inc.	17,000	4
*,1	VSee Health Inc.	9,786	4
*,1	Theriva Biologics Inc.	13,947	3
*,1	Tivic Health Systems Inc.	1,940	3
*	Venus Concept Inc.	2,027	3
*	Adial Pharmaceuticals Inc.	9,040	2
*	Protagenic Therapeutics Inc.	1,572	2
*,2	TFF Pharmaceuticals Inc.	11,762	1
*	AIxCrypto Holdings Inc.	314	1
*	Alzamend Neuro Inc.	600	1
*	bioAffinity Technologies Inc.	894	1
*,2	Aravive Inc.	149,018	—
*,1,2	Aceragen Inc.	39,478	—
*,2	MYOS Corp.	20,700	—
*,1,2	Avinger Inc.	23,802	—
*,1,2	MYOS Corp. (Registered)	48,410	—
*	Envoy Medical Inc. Class A	722	—
*	iSpecimen Inc.	1,237	—
*	60 Degrees Pharmaceuticals Inc.	81	—
*,2	NeuBase Therapeutics Inc.	18,981	—
*	Oragenics Inc.	204	—
*,1,2	Halo Spin-Out SPV Inc. Class A	5,950	—
*	ENvue Medical Inc.	189	—
*	Nuwellis Inc.	31	—
			11,633,634
31

Extended Market Index Fund
		Shares	Market Value• ($000)
Industrials (19.1%)
	Vertiv Holdings Co. Class A	4,118,032	667,162
	Ferguson Enterprises Inc.	2,109,745	469,693
*	Rocket Lab Corp.	5,063,034	353,197
	Curtiss-Wright Corp.	396,938	218,820
	FTAI Aviation Ltd.	1,104,866	217,493
	RB Global Inc.	1,999,319	205,670
*	Bloom Energy Corp. Class A	2,343,702	203,644
	SS&C Technologies Holdings Inc.	2,258,071	197,401
	Woodward Inc.	645,555	195,164
	HEICO Corp. Class A	753,253	190,144
	TransUnion	2,091,184	179,319
	nVent Electric plc	1,737,929	177,217
*	XPO Inc.	1,264,062	171,799
	BWX Technologies Inc.	984,401	170,144
	Carpenter Technology Corp.	536,505	168,913
*	ATI Inc.	1,462,971	167,891
	HEICO Corp.	494,820	160,119
	ITT Inc.	914,928	158,749
*	API Group Corp.	3,983,547	152,411
*	RBC Bearings Inc.	338,949	151,995
	Graco Inc.	1,783,591	146,201
	Carlisle Cos. Inc.	448,850	143,569
*	MasTec Inc.	659,770	143,414
	Lincoln Electric Holdings Inc.	592,253	141,928
*	Nextpower Inc. Class A	1,599,502	139,333
*	Kratos Defense & Security Solutions Inc.	1,818,260	138,024
	Mueller Industries Inc.	1,194,511	137,130
	AECOM	1,425,981	135,939
	WESCO International Inc.	523,594	128,092
	Watsco Inc.	376,492	126,859
*	Clean Harbors Inc.	540,746	126,794
*	CACI International Inc. Class A	237,759	126,680
	Acuity Inc.	327,679	117,978
	Advanced Drainage Systems Inc.	770,693	111,619
	Donaldson Co. Inc.	1,245,810	110,454
	Booz Allen Hamilton Holding Corp.	1,306,514	110,218
*	American Airlines Group Inc.	7,115,758	109,085
*	SPX Technologies Inc.	537,161	107,464
*	Core & Main Inc. Class A	2,055,628	106,831
*	Dycom Industries Inc.	311,896	105,390
	Applied Industrial Technologies Inc.	405,980	104,243
*	Sterling Infrastructure Inc.	331,024	101,369
*	QXO Inc.	5,234,068	100,965
	Regal Rexnord Corp.	715,890	100,454
	Owens Corning	885,058	99,047
*	Chart Industries Inc.	475,337	98,029
	Crane Co.	527,336	97,257
	Flowserve Corp.	1,368,356	94,937
	Tetra Tech Inc.	2,818,105	94,519
*	Saia Inc.	287,234	93,788
	Knight-Swift Transportation Holdings Inc. Class A	1,747,237	91,346
	Armstrong World Industries Inc.	463,959	88,663
	CNH Industrial NV	9,536,901	87,930
	Allison Transmission Holdings Inc.	896,048	87,723
	Oshkosh Corp.	681,445	85,610
	Valmont Industries Inc.	212,140	85,348
	JBT Marel Corp.	560,322	84,424
*	Lyft Inc. Class A	4,303,547	83,360
	Ryder System Inc.	434,291	83,119
	Toro Co.	1,054,566	83,015
*	AeroVironment Inc.	342,873	82,938
	Watts Water Technologies Inc. Class A	294,936	81,408
	Genpact Ltd.	1,727,722	80,823
*	Joby Aviation Inc.	5,992,733	79,104
*	Modine Manufacturing Co.	567,329	75,744
	Moog Inc. Class A	306,142	74,561
	Zurn Elkay Water Solutions Corp.	1,603,271	74,536
*	Middleby Corp.	499,749	74,298
*	ExlService Holdings Inc.	1,710,917	72,611
32

Extended Market Index Fund
		Shares	Market Value• ($000)
	Air Lease Corp. Class A	1,128,748	72,499
*	Paylocity Holding Corp.	475,289	72,482
	Primoris Services Corp.	581,569	72,196
	Simpson Manufacturing Co. Inc.	446,594	72,112
	Federal Signal Corp.	655,316	71,161
	AGCO Corp.	666,932	69,574
*	Fluor Corp.	1,734,376	68,733
	Esab Corp.	614,849	68,691
*	Casella Waste Systems Inc. Class A	673,292	65,942
	GATX Corp.	384,883	65,276
*	GXO Logistics Inc.	1,231,824	64,843
	Fortune Brands Innovations Inc.	1,293,715	64,712
*	Kirby Corp.	583,838	64,327
	UL Solutions Inc. Class A	811,284	63,978
	MSA Safety Inc.	396,174	63,443
	Hexcel Corp.	857,259	63,351
*	Alaska Air Group Inc.	1,250,486	62,899
*	Karman Holdings Inc.	826,506	60,475
*	SiteOne Landscape Supply Inc.	480,425	59,842
*	Gates Industrial Corp. plc	2,781,139	59,711
	EnerSys	397,677	58,359
	Timken Co.	682,390	57,409
	UFP Industries Inc.	628,219	57,199
	Arcosa Inc.	527,770	56,113
*	FTI Consulting Inc.	326,080	55,704
[1]	AAON Inc.	729,817	55,649
*	Construction Partners Inc. Class A	512,235	55,603
	U-Haul Holding Co. (XNYS)	1,177,890	55,055
	KBR Inc.	1,367,375	54,968
	ESCO Technologies Inc.	278,465	54,409
	Granite Construction Inc.	468,752	54,071
*	Planet Labs PBC	2,721,579	53,670
	Landstar System Inc.	368,682	52,980
	CSW Industrials Inc.	180,044	52,848
	Maximus Inc.	606,170	52,325
	Brink's Co.	447,310	52,214
*	Resideo Technologies Inc.	1,486,115	52,192
	Sensata Technologies Holding plc	1,567,687	52,188
*	Archer Aviation Inc. Class A	6,642,222	49,950
	Science Applications International Corp.	495,907	49,918
	Herc Holdings Inc.	330,025	48,969
	Enpro Inc.	226,967	48,600
*	Amentum Holdings Inc.	1,652,459	47,921
*	Everus Construction Group Inc.	549,632	47,027
	Argan Inc.	148,822	46,629
*	Sunrun Inc.	2,501,358	46,025
	Atmus Filtration Technologies Inc.	878,028	45,578
	VSE Corp.	252,106	43,556
*	StandardAero Inc.	1,512,611	43,382
*	SkyWest Inc.	431,460	43,323
*	Mercury Systems Inc.	569,672	41,592
	Matson Inc.	335,388	41,437
	MSC Industrial Direct Co. Inc. Class A	491,251	41,314
*	Trex Co. Inc.	1,155,270	40,527
	Mueller Water Products Inc. Class A	1,684,444	40,123
	Franklin Electric Co. Inc.	412,175	39,375
*	Verra Mobility Corp. Class A	1,718,335	38,508
	Terex Corp.	706,927	37,736
	Exponent Inc.	539,311	37,461
	Korn Ferry	562,707	37,150
	WillScot Holdings Corp.	1,963,126	36,966
	Brady Corp. Class A	468,278	36,699
*	IES Holdings Inc.	94,074	36,597
*	MYR Group Inc.	167,225	36,539
	Kadant Inc.	127,159	36,243
*,1	Eos Energy Enterprises Inc.	3,105,884	35,593
*,1	Symbotic Inc. Class A	597,525	35,553
*	Parsons Corp.	575,067	35,539
*	AAR Corp.	420,744	34,833
	AZZ Inc.	323,448	34,667
33

Extended Market Index Fund
		Shares	Market Value• ($000)
*	OPENLANE Inc.	1,142,898	34,036
*	Hayward Holdings Inc.	2,149,195	33,205
	Rush Enterprises Inc. Class A	600,716	32,403
	Powell Industries Inc.	101,536	32,368
	REV Group Inc.	526,542	32,019
	Tutor Perini Corp.	477,110	31,976
	HNI Corp.	740,655	31,137
	Griffon Corp.	421,330	31,031
	UniFirst Corp.	157,227	30,329
*	Huron Consulting Group Inc.	172,612	29,846
*,1	Plug Power Inc.	15,033,288	29,616
	Boise Cascade Co.	399,826	29,427
	Robert Half Inc.	1,071,698	29,107
	Standex International Corp.	130,919	28,446
	Leonardo DRS Inc.	831,719	28,353
*	Xometry Inc. Class A	473,473	28,157
*	Upwork Inc.	1,410,977	27,966
	ABM Industries Inc.	659,846	27,911
	McGrath RentCorp	265,604	27,870
	Hub Group Inc. Class A	651,358	27,754
*	Vicor Corp.	245,392	26,895
*	CBIZ Inc.	532,674	26,873
*	DNOW Inc.	2,004,458	26,559
*	Loar Holdings Inc.	384,585	26,152
	Hillenbrand Inc.	761,601	24,158
*	GEO Group Inc.	1,476,061	23,794
*,1	Avis Budget Group Inc.	182,676	23,441
	Kennametal Inc.	821,537	23,340
	Atkore Inc.	364,172	23,034
*,1	NuScale Power Corp. Class A	1,624,897	23,025
	Trinity Industries Inc.	867,186	22,928
*	Centuri Holdings Inc.	903,712	22,819
	CSG Systems International Inc.	292,833	22,457
*	RXO Inc.	1,773,895	22,422
	Enerpac Tool Group Corp. Class A	572,912	21,908
*	CoreCivic Inc.	1,129,720	21,589
	Concentrix Corp.	476,028	19,793
*	TIC Solutions Inc.	1,954,151	19,756
*,1	Intuitive Machines Inc. Class A	1,213,651	19,698
*	CECO Environmental Corp.	327,312	19,590
	Alamo Group Inc.	116,261	19,517
	Werner Enterprises Inc.	644,286	19,335
	Helios Technologies Inc.	358,446	19,173
	TriNet Group Inc.	321,676	19,021
*	Hillman Solutions Corp.	2,132,737	18,470
*	Astronics Corp.	339,767	18,429
	ArcBest Corp.	243,892	18,094
	Interface Inc. Class A	628,634	17,551
*,1	Innodata Inc.	342,256	17,438
	Worthington Enterprises Inc.	337,826	17,422
	ICF International Inc.	198,877	16,964
	Pitney Bowes Inc.	1,596,214	16,872
*	Legence Corp. Class A	385,309	16,584
*	Clarivate plc	4,812,987	16,075
*	Blue Bird Corp.	341,328	16,042
	Albany International Corp. Class A	310,830	15,759
*	Willdan Group Inc.	151,494	15,704
*	Gibraltar Industries Inc.	317,163	15,681
*	Enviri Corp.	867,549	15,546
	Greenbrier Cos. Inc.	332,575	15,545
*,1	Enovix Corp.	2,102,829	15,372
*	Shoals Technologies Group Inc. Class A	1,798,957	15,291
*	Array Technologies Inc.	1,641,560	15,135
*	DXP Enterprises Inc.	137,482	15,094
*	Masterbrand Inc.	1,361,179	15,027
	Insperity Inc.	384,254	14,878
*	ACV Auctions Inc. Class A	1,848,903	14,828
	ManpowerGroup Inc.	496,315	14,755
	Tennant Co.	198,297	14,614
*	Healthcare Services Group Inc.	759,239	14,517
34

Extended Market Index Fund
		Shares	Market Value• ($000)
	CRA International Inc.	71,266	14,303
*	JetBlue Airways Corp.	3,138,319	14,279
	Schneider National Inc. Class B	538,169	14,278
	Tecnoglass Inc.	282,225	14,202
*	Ducommun Inc.	148,951	14,170
*	American Superconductor Corp.	486,093	13,990
	Lindsay Corp.	116,598	13,743
*,1	Fluence Energy Inc.	688,689	13,622
	MillerKnoll Inc.	742,406	13,571
*	Thermon Group Holdings Inc.	354,776	13,183
*	Proto Labs Inc.	257,199	13,012
	Cadre Holdings Inc.	309,417	12,637
*,1	T1 Energy Inc.	1,876,534	12,535
*	First Advantage Corp.	861,118	12,512
*	Allegiant Travel Co.	145,533	12,410
*	Legalzoom.com Inc.	1,242,011	12,333
*	V2X Inc.	219,543	11,976
*	Amprius Technologies Inc.	1,416,050	11,173
*	NPK International Inc.	917,744	10,940
	Deluxe Corp.	487,228	10,880
	Gorman-Rupp Co.	225,835	10,784
	Astec Industries Inc.	248,859	10,781
*	Cimpress plc	160,110	10,662
	Barrett Business Services Inc.	275,632	9,981
*	Janus International Group Inc.	1,510,494	9,879
	Alight Inc. Class A	5,054,005	9,855
*	Ameresco Inc. Class A	332,176	9,729
*,1	NANO Nuclear Energy Inc.	403,906	9,698
*	Great Lakes Dredge & Dock Corp.	728,460	9,557
*	BrightView Holdings Inc.	750,362	9,507
*	Beta Technologies Inc. Class A	333,131	9,398
*	Limbach Holdings Inc.	118,146	9,198
*,1	Red Cat Holdings Inc.	1,139,880	9,039
*	Montrose Environmental Group Inc.	357,389	8,874
	Allient Inc.	159,453	8,571
	Apogee Enterprises Inc.	233,495	8,502
*	American Woodmark Corp.	155,694	8,392
*,1	Alliance Laundry Holdings Inc.	406,351	8,269
*	Resolute Holdings Management Inc.	39,689	8,193
	Vestis Corp.	1,221,479	8,147
*	Sun Country Airlines Holdings Inc.	563,049	8,102
	Douglas Dynamics Inc.	245,693	8,022
*	Liquidity Services Inc.	258,285	7,829
*	Energy Recovery Inc.	574,728	7,753
	Rush Enterprises Inc. Class B	135,389	7,617
	Genco Shipping & Trading Ltd.	410,425	7,564
	Quanex Building Products Corp.	487,975	7,505
	Marten Transport Ltd.	638,242	7,263
*	Graham Corp.	109,865	7,057
*,1	Hertz Global Holdings Inc.	1,347,129	6,924
	Insteel Industries Inc.	210,434	6,664
*	NWPX Infrastructure Inc.	104,895	6,555
*,1	Redwire Corp.	846,502	6,433
*,1	BlackSky Technology Inc. Class A	332,050	6,226
	National Presto Industries Inc.	57,813	6,172
	LSI Industries Inc.	334,264	6,124
*	Microvast Holdings Inc.	2,174,272	6,088
*	Forward Air Corp.	240,372	6,009
*	Babcock & Wilcox Enterprises Inc.	941,402	5,968
	Preformed Line Products Co.	28,715	5,936
	FTAI Infrastructure Inc.	1,264,573	5,830
*	Transcat Inc.	101,481	5,757
*,1	Energy Vault Holdings Inc.	1,239,884	5,716
*,1	Richtech Robotics Inc. Class B	1,721,348	5,560
	Kforce Inc.	175,932	5,440
*	BlueLinx Holdings Inc.	86,722	5,327
*	Bowman Consulting Group Ltd.	160,027	5,284
	Columbus McKinnon Corp.	304,138	5,246
*	SES AI Corp. Class A	2,852,653	5,135
	Ennis Inc.	283,112	5,099
35

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Firefly Aerospace Inc.	225,965	5,055
*	Manitowoc Co. Inc.	389,297	4,668
	Willis Lease Finance Corp.	33,732	4,575
*,1	Terrestrial Energy Inc.	747,699	4,568
	Miller Industries Inc.	122,141	4,564
	Global Industrial Co.	150,968	4,411
	Heartland Express Inc.	487,852	4,405
*	Frontier Group Holdings Inc.	934,822	4,403
*,1	Eve Holding Inc.	1,101,761	4,396
*	Titan International Inc.	528,721	4,140
*	Power Solutions International Inc.	72,387	4,136
*	Orion Group Holdings Inc.	409,390	4,069
	Park Aerospace Corp.	190,504	4,065
	Luxfer Holdings plc	296,891	4,017
*	Custom Truck One Source Inc.	670,645	3,863
*	FuelCell Energy Inc.	523,847	3,829
	Hyster-Yale Inc.	128,393	3,815
	Wabash National Corp.	438,855	3,796
	ACCO Brands Corp.	1,003,552	3,743
*,1	Voyager Technologies Inc. Class A	141,319	3,694
*	Matrix Service Co.	301,137	3,523
	Covenant Logistics Group Inc. Class A	157,779	3,477
*	Byrna Technologies Inc.	204,566	3,435
*	Titan Machinery Inc.	224,102	3,370
*	Conduent Inc.	1,651,833	3,172
	Kelly Services Inc. Class A	346,180	3,046
*	CEA Industries Inc.	469,860	3,017
*	Hudson Technologies Inc.	424,739	2,909
*	Mayville Engineering Co. Inc.	154,988	2,901
*	L B Foster Co. Class A	105,199	2,835
*,1	GrafTech International Ltd.	180,358	2,797
*	Asure Software Inc.	286,145	2,695
*	Perma-Pipe International Holdings Inc.	86,137	2,615
*,1	Falcon's Beyond Global Inc. Class A	173,055	2,598
	Pangaea Logistics Solutions Ltd.	361,924	2,490
*	Innovative Solutions & Support Inc.	131,202	2,485
*	Proficient Auto Logistics Inc.	253,522	2,444
*,1	Spire Global Inc.	325,785	2,443
*	Hyliion Holdings Corp.	1,326,481	2,441
*	3D Systems Corp.	1,376,762	2,437
*	Radiant Logistics Inc.	384,518	2,434
*	AerSale Corp.	341,200	2,426
*	Mistras Group Inc.	189,637	2,399
*	Perma-Fix Environmental Services Inc.	183,135	2,306
*,1	Virgin Galactic Holdings Inc.	718,351	2,306
*,1	Sky Harbour Group Corp. Class A	255,424	2,291
*	JELD-WEN Holding Inc.	929,183	2,286
	Karat Packaging Inc.	95,050	2,145
	Park-Ohio Holdings Corp.	99,464	2,083
*	TaskUS Inc. Class A	175,218	2,066
	Quad/Graphics Inc.	321,029	2,013
*,1	Taylor Devices Inc.	32,881	1,922
	Twin Disc Inc.	113,930	1,900
*	Distribution Solutions Group Inc.	68,370	1,873
*	Franklin Covey Co.	106,221	1,782
	Resources Connection Inc.	351,894	1,774
*	SKYX Platforms Corp.	813,707	1,766
*	FreightCar America Inc.	152,103	1,684
	Concrete Pumping Holdings Inc.	244,908	1,643
*	TrueBlue Inc.	331,383	1,508
*,1	Satellogic Inc. Class A	801,503	1,499
*,1	ChargePoint Holdings Inc.	223,089	1,481
*,1	Palladyne AI Corp.	331,326	1,411
*	Gencor Industries Inc.	108,244	1,403
	EVI Industries Inc.	54,487	1,343
*,1	Stem Inc.	88,874	1,338
*,1	Velo3D Inc.	94,448	1,298
*,1	KULR Technology Group Inc.	410,468	1,215
	Eastern Co.	60,943	1,200
*,1	FTC Solar Inc.	108,192	1,180
36

Extended Market Index Fund
		Shares	Market Value• ($000)
	Universal Logistics Holdings Inc.	75,383	1,145
*,1	Odyssey Marine Exploration Inc. Class B	575,153	1,127
	Espey Manufacturing & Electronics Corp.	23,838	1,123
	Omega Flex Inc.	37,186	1,095
*,1	Surf Air Mobility Inc.	560,351	1,087
*	RCM Technologies Inc.	53,095	1,086
*,1	SunPower Inc.	684,106	1,074
	Alta Equipment Group Inc.	220,014	1,012
*	AirJoule Technologies Corp.	252,745	996
*,1	Westwater Resources Inc.	1,311,718	984
*	Forrester Research Inc.	118,003	958
*,1	AIRO Group Holdings Inc.	116,685	954
*,1	NeoVolta Inc.	312,760	951
*	Hurco Cos. Inc.	61,186	945
*,1	Sidus Space Inc. Class A	300,345	943
*,1	Net Power Inc.	403,431	920
*	Optex Systems Holdings Inc.	63,256	897
*,1	Tecogen Inc.	170,448	842
*	TTEC Holdings Inc.	214,992	774
*,1	Blink Charging Co.	1,133,970	756
*	DLH Holdings Corp.	126,141	713
*	PAMT Corp.	58,959	712
*	Team Inc.	48,285	682
*,1	Andersen Group Inc. Class A	26,081	676
*,1	Hyperscale Data Inc.	3,617,563	664
	Virco Manufacturing Corp.	103,639	662
*	Wheels Up Experience Inc. Class A	974,789	640
*	NN Inc.	483,150	618
*	Broadwind Inc.	216,474	613
*	Ultralife Corp.	102,355	585
	HireQuest Inc.	54,921	577
*,1	Knightscope Inc. Class A	152,971	568
*	Cleancore Solutions Inc. Class B	2,131,705	554
*,1	Ocean Power Technologies Inc.	1,844,139	553
*	Southland Holdings Inc.	156,832	521
	NL Industries Inc.	92,143	504
*	Visionwave Holdings Inc.	53,367	494
	BGSF Inc.	104,068	482
*	Orion Energy Systems Inc.	31,185	480
*	VirTra Inc.	112,453	472
*	TechPrecision Corp.	95,419	461
*,1	Skillsoft Corp.	49,440	460
*	Bridger Aerospace Group Holdings Inc.	249,642	457
*	Alpha Pro Tech Ltd.	102,616	456
*	Pioneer Power Solutions Inc.	91,272	432
*	Commercial Vehicle Group Inc.	294,971	425
*,1	Safe Pro Group Inc.	101,215	421
*,1	Laser Photonics Corp.	169,673	419
*	CPI Aerostructures Inc.	104,669	414
*	Mobile Infrastructure Corp. Class A	159,300	406
*	Fuel Tech Inc.	256,268	400
*	Republic Airways Holdings Inc.	21,717	399
	CompX International Inc.	15,582	363
*	Mastech Digital Inc.	51,082	357
*	Tigo Energy Inc.	253,079	349
*	Nephros Inc.	67,742	331
*	Star Equity Holdings Inc.	29,305	330
*,1	Dragonfly Energy Holdings Corp.	106,321	326
*,1	Bitcoin Depot Inc.	237,574	306
*	Cardinal Infrastructure Group Inc. Class A	12,463	301
*	INNOVATE Corp.	65,754	297
*,1	RYTHM Inc.	13,344	285
*	AgEagle Aerial Systems Inc.	335,685	273
*	Quest Resource Holding Corp.	141,203	263
*	ClearSign Technologies Corp.	464,034	258
*,1	flyExclusive Inc.	62,390	256
*,1	SolarMax Technology Inc.	298,231	245
*	SIFCO Industries Inc.	40,910	228
	Royalty Management Holding Corp.	72,699	225
*	Ideal Power Inc.	72,569	224
37

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Beam Global	149,622	224
*	Air T Inc.	11,563	218
*	Where Food Comes From Inc.	18,886	217
*	GEE Group Inc.	1,107,632	216
*	Nauticus Robotics Inc.	255,546	196
*,1	JFB Construction Holdings Class A	13,026	190
*,1	ESS Tech Inc.	95,079	179
*	Nixxy Inc.	184,150	177
*	Flux Power Holdings Inc.	131,146	167
*,1	Rain Enhancement Technologies Holdco Inc. Class A	27,943	163
*,1	Stardust Power Inc.	52,160	160
*	LanzaTech Global Inc.	11,150	153
*	374Water Inc.	71,267	145
*,1	Arrive AI Inc.	52,341	138
	Chicago Rivet & Machine Co.	8,384	117
*,1	FiscalNote Holdings Inc.	78,246	115
*	Air Industries Group	36,897	113
*,1	Nuburu Inc.	697,111	111
*	Shimmick Corp.	34,855	102
*	Energy Focus Inc.	43,332	100
*	Xos Inc.	47,380	86
*,1	Solidion Technology Inc.	11,852	84
*	Jewett-Cameron Trading Co. Ltd.	36,630	82
*	LiqTech International Inc.	49,175	72
*	TOMI Environmental Solutions Inc.	89,919	70
*	Hydrofarm Holdings Group Inc.	39,683	60
*	Art's-Way Manufacturing Co. Inc.	23,194	55
*,1	Energous Corp.	13,815	55
*	DSS Inc.	58,032	54
*,1	Aqua Metals Inc.	11,169	54
*,1	U-Haul Holding Co.	887	45
*	SUNation Energy Inc.	43,479	45
*	Armlogi Holding Corp.	84,746	44
*	Avalon Holdings Corp. Class A	10,649	29
*	Zeo Energy Corp.	26,657	29
*	Singularity Future Technology Ltd.	40,146	26
*,1	Cycurion Inc.	9,313	26
*,1	Urban-Gro Inc.	76,324	21
*	FGI Industries Ltd.	3,373	19
*,1	Greenwave Technology Solutions Inc.	3,045	16
*,1	iPower Inc.	2,051	15
*,1	Jet.AI Inc.	22,829	13
*	Polar Power Inc.	7,863	13
*,1	Northann Corp.	45,539	12
*	Expion360 Inc.	16,270	11
*	Momentus Inc.	2,229	11
*	Callan Jmb Inc.	6,664	7
*	Professional Diversity Network Inc.	5,154	6
*	Volato Group Inc.	9,782	6
*,1	Toppoint Holdings Inc.	5,228	4
*,1	Safe & Green Holdings Corp.	956	2
*,1,2	Hyzon Motors Inc. Class A	24,393	—
*,2	ShiftPixy Inc.	19	—
*,1,2	Hyperscale Data Inc. Class B	12,738	—
			15,693,936
Information Technology (18.3%)
*	Snowflake Inc. Class A	3,648,984	800,440
	Marvell Technology Inc.	9,285,225	789,058
*	Cloudflare Inc. Class A	3,395,088	669,342
*	Strategy Inc.	2,883,287	438,115
*	MongoDB Inc.	876,198	367,732
*	Ciena Corp.	1,518,827	355,208
*	Coherent Corp.	1,692,567	312,397
*	Atlassian Corp. Class A	1,809,560	293,402
*	Lumentum Holdings Inc.	763,600	281,455
*	Zoom Communications Inc.	2,867,497	247,436
*	Zscaler Inc.	1,090,548	245,286
*	Flex Ltd.	3,980,403	240,496
*	Astera Labs Inc.	1,419,014	236,067
38

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Credo Technology Group Holding Ltd.	1,639,474	235,904
*	Twilio Inc. Class A	1,633,083	232,290
*	HubSpot Inc.	564,193	226,411
*	Pure Storage Inc. Class A	3,360,472	225,185
*	Guidewire Software Inc.	915,400	184,005
*,1	CoreWeave Inc. Class A	2,455,599	175,845
*	Fabrinet	385,834	175,662
*,1	IonQ Inc.	3,816,126	171,230
*	Unity Software Inc.	3,686,926	162,851
*	Okta Inc.	1,814,033	156,859
*	Nutanix Inc. Class A	2,915,940	150,725
*	Docusign Inc.	2,165,808	148,141
*	Dynatrace Inc.	3,245,575	140,663
	Entegris Inc.	1,632,243	137,516
*	Samsara Inc. Class A	3,754,981	133,114
	TD SYNNEX Corp.	814,922	122,426
*	MACOM Technology Solutions Holdings Inc.	689,428	118,085
*	Rubrik Inc. Class A	1,530,313	117,038
	MKS Inc.	722,898	115,519
*	Manhattan Associates Inc.	648,684	112,423
*	Lattice Semiconductor Corp.	1,472,596	108,354
*	Rambus Inc.	1,160,122	106,604
*,1	D-Wave Quantum Inc.	3,736,763	97,716
*	Confluent Inc. Class A	3,217,256	97,290
*	Procore Technologies Inc.	1,290,147	93,845
	InterDigital Inc.	277,331	88,297
*	Sanmina Corp.	588,041	88,247
	Advanced Energy Industries Inc.	406,656	85,142
*	SiTime Corp.	236,305	83,461
*	Onto Innovation Inc.	528,241	83,388
	BitMine Immersion Technologies Inc.	3,068,374	83,306
*	Rigetti Computing Inc.	3,556,426	78,775
*	TTM Technologies Inc.	1,113,095	76,804
*	Qorvo Inc.	904,313	76,423
*	Elastic NV	1,007,952	76,040
*	Clearwater Analytics Holdings Inc. Class A	3,105,087	74,895
*	UiPath Inc. Class A	4,545,769	74,505
*	Semtech Corp.	934,483	68,862
	Littelfuse Inc.	268,425	67,890
*,1	Applied Digital Corp.	2,680,785	65,733
*	Kyndryl Holdings Inc.	2,462,195	65,396
*	Cirrus Logic Inc.	548,657	65,016
	Cognex Corp.	1,805,558	64,964
*	ServiceTitan Inc. Class A	609,720	64,935
*	Mirion Technologies Inc. Class A	2,669,905	62,529
	Ralliant Corp.	1,214,553	61,833
	Bentley Systems Inc. Class B	1,601,981	61,140
*	Arrow Electronics Inc.	553,839	61,022
*	Commvault Systems Inc.	474,960	59,541
	Pegasystems Inc.	986,128	58,892
	Vontier Corp.	1,561,103	58,042
*	Appfolio Inc. Class A	248,400	57,790
*	Gitlab Inc. Class A	1,515,057	56,860
	Universal Display Corp.	475,686	55,551
	Badger Meter Inc.	318,088	55,478
*,1	Life360 Inc.	844,313	54,154
*	ACI Worldwide Inc.	1,110,484	53,092
*	Dropbox Inc. Class A	1,877,882	52,205
*	SentinelOne Inc. Class A	3,460,327	51,905
*	Qualys Inc.	385,493	51,232
*	Impinj Inc.	288,924	50,276
*	Viasat Inc.	1,458,301	50,253
*	Aurora Innovation Inc. Class A	13,084,048	50,243
*	CCC Intelligent Solutions Holdings Inc.	6,300,498	50,089
	Belden Inc.	423,266	49,332
*	Workiva Inc. Class A	565,699	48,792
*,1	Core Scientific Inc.	3,344,574	48,697
*	Q2 Holdings Inc.	673,975	48,634
	Amkor Technology Inc.	1,224,671	48,350
*	Klaviyo Inc. Class A	1,486,466	48,266
39

Extended Market Index Fund
		Shares	Market Value• ($000)
*	BILL Holdings Inc.	876,617	47,811
*	Hut 8 Corp.	1,036,817	47,631
*	FormFactor Inc.	835,588	46,609
*	Cipher Mining Inc.	3,153,709	46,549
*	Box Inc. Class A	1,555,695	46,531
*	Circle Internet Group Inc. Class A	583,391	46,263
*	Silicon Laboratories Inc.	353,766	46,237
*	Novanta Inc.	385,787	45,905
*	Itron Inc.	493,860	45,860
*	Enphase Energy Inc.	1,410,300	45,200
*	Riot Platforms Inc.	3,481,668	44,113
*	OSI Systems Inc.	172,157	43,910
*	Zeta Global Holdings Corp. Class A	2,128,822	43,322
*	CommScope Holding Co. Inc.	2,384,955	43,239
*	Plexus Corp.	291,497	42,850
*	Viavi Solutions Inc.	2,400,254	42,773
	Dolby Laboratories Inc. Class A	656,660	42,171
	Avnet Inc.	871,660	41,909
*	Varonis Systems Inc.	1,272,042	41,723
*,1	SoundHound AI Inc. Class A	4,178,498	41,660
*,1	Terawulf Inc.	3,564,399	40,955
*,1	Ondas Holdings Inc.	3,966,947	38,717
*,1	MARA Holdings Inc.	4,074,099	36,585
*	SPS Commerce Inc.	405,986	36,186
*	DigitalOcean Holdings Inc.	739,303	35,575
*	Allegro MicroSystems Inc.	1,333,829	35,186
*	Calix Inc.	649,143	34,359
	Clear Secure Inc. Class A	953,796	33,459
*	Agilysys Inc.	273,586	32,513
*	Braze Inc. Class A	931,581	31,944
*	Synaptics Inc.	419,607	31,059
*	Ambarella Inc.	436,947	30,953
*,1	Cleanspark Inc.	3,025,483	30,618
*	Teradata Corp.	1,005,084	30,595
*	Tenable Holdings Inc.	1,289,655	30,346
*	BlackLine Inc.	537,351	29,710
*	nCino Inc.	1,138,814	29,199
*	Intapp Inc.	609,749	27,939
*	DXC Technology Co.	1,876,488	27,491
*	Freshworks Inc. Class A	2,240,467	27,446
*	Alarm.com Holdings Inc.	537,039	27,400
*	Insight Enterprises Inc.	334,626	27,262
*	Axcelis Technologies Inc.	334,326	26,860
*	Diebold Nixdorf Inc.	385,990	26,205
	Kulicke & Soffa Industries Inc.	561,240	25,570
*,1	BigBear.ai Holdings Inc.	4,712,704	25,449
	Ubiquiti Inc.	45,523	25,190
	Crane NXT Co.	534,039	25,137
*	Blackbaud Inc.	396,380	25,099
	ePlus Inc.	282,601	24,784
*	Diodes Inc.	499,840	24,662
*	Applied Optoelectronics Inc.	692,973	24,157
*	Extreme Networks Inc.	1,441,546	24,002
*	RingCentral Inc. Class A	827,721	23,905
*	ACM Research Inc. Class A	573,271	22,616
*	ASGN Inc.	461,423	22,227
	Bel Fuse Inc. Class B	128,145	21,737
	Power Integrations Inc.	597,451	21,233
*,1	Quantum Computing Inc.	2,054,977	21,084
*	AvePoint Inc.	1,509,496	20,967
*	nLight Inc.	549,426	20,609
*	Photronics Inc.	636,511	20,368
	Adeia Inc.	1,179,074	20,339
*	LiveRamp Holdings Inc.	685,033	20,119
*	NetScout Systems Inc.	737,486	19,956
*	Progress Software Corp.	462,817	19,883
*	Knowles Corp.	917,640	19,665
*	Alkami Technology Inc.	851,132	19,636
*	IPG Photonics Corp.	272,694	19,525
	Vishay Intertechnology Inc.	1,329,586	19,266
40

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	SolarEdge Technologies Inc.	646,214	18,643
*	Veeco Instruments Inc.	648,016	18,520
*	C3.ai Inc. Class A	1,319,492	17,787
*	Digi International Inc.	399,838	17,309
*	Five9 Inc.	846,714	16,977
*	Rogers Corp.	181,798	16,647
	Benchmark Electronics Inc.	387,938	16,588
*	NextNav Inc.	966,102	16,076
*	Arlo Technologies Inc.	1,144,799	16,016
	Napco Security Technologies Inc.	384,074	16,016
*	Onestream Inc. Class A	870,225	15,995
*	PAR Technology Corp.	436,181	15,825
*	Vertex Inc. Class A	791,049	15,797
*,1	SailPoint Inc.	779,130	15,762
*	MaxLinear Inc. Class A	890,887	15,528
*	Fastly Inc. Class A	1,519,831	15,472
*	Appian Corp. Class A	434,264	15,382
*	NCR Voyix Corp.	1,491,232	15,211
*,1	Navitas Semiconductor Corp. Class A	2,126,558	15,184
*	CompoSecure Inc. Class A	755,738	14,571
*	Ouster Inc.	646,213	13,984
	A10 Networks Inc.	771,005	13,639
	CTS Corp.	317,217	13,599
*	Asana Inc. Class A	982,303	13,467
*	PagerDuty Inc.	1,007,607	13,210
*	Ultra Clean Holdings Inc.	486,425	12,321
*	Harmonic Inc.	1,208,935	11,956
*	Amplitude Inc. Class A	1,023,395	11,851
*	Cohu Inc.	507,914	11,819
*	Jamf Holding Corp.	907,055	11,801
*	Evolv Technologies Holdings Inc.	1,503,519	10,765
*,1	Netskope Inc. Class A	597,713	10,484
*	Sprinklr Inc. Class A	1,312,291	10,210
*	Penguin Solutions Inc.	517,576	10,124
*	Porch Group Inc.	1,071,649	9,784
*	PDF Solutions Inc.	342,565	9,773
*	Rapid7 Inc.	632,919	9,620
*	Yext Inc.	1,129,064	9,100
*	Daktronics Inc.	440,270	8,704
*	ScanSource Inc.	220,199	8,601
	Red Violet Inc.	142,053	8,090
*	AXT Inc.	470,634	7,695
*,1	indie Semiconductor Inc. Class A	2,179,259	7,693
*	NETGEAR Inc.	306,267	7,513
*	Blend Labs Inc. Class A	2,424,208	7,370
*	Kimball Electronics Inc.	263,401	7,328
	PC Connection Inc.	123,229	7,118
*	ADTRAN Holdings Inc.	806,274	7,006
*	Powerfleet Inc.	1,301,890	6,926
*	Ichor Holdings Ltd.	372,604	6,867
*	Sprout Social Inc. Class A	588,600	6,634
*,1	Bit Digital Inc.	3,490,355	6,597
*	Grid Dynamics Holdings Inc.	719,938	6,501
*	Eastman Kodak Co.	765,211	6,474
*,1	Aehr Test Systems	303,840	6,135
*	N-able Inc.	789,527	5,906
*	I3 Verticals Inc. Class A	229,652	5,785
*	SEMrush Holdings Inc. Class A	483,459	5,748
*	CEVA Inc.	264,865	5,700
*	Weave Communications Inc.	745,127	5,655
*	SkyWater Technology Inc.	303,843	5,518
*	Alpha & Omega Semiconductor Ltd.	273,665	5,421
*	Digital Turbine Inc.	1,076,247	5,381
	OneSpan Inc.	415,701	5,338
*	Arteris Inc.	336,981	5,223
*	Mitek Systems Inc.	494,579	5,218
*	Vishay Precision Group Inc.	133,053	5,123
*	Cerence Inc.	467,876	5,002
*,1	Forward Industries Inc.	752,354	4,973
*	Daily Journal Corp.	9,904	4,826
41

Extended Market Index Fund
		Shares	Market Value• ($000)
	Hackett Group Inc.	242,213	4,755
*,1	Unusual Machines Inc.	367,535	4,682
*	Kopin Corp.	1,986,860	4,649
*	LightPath Technologies Inc. Class A	427,672	4,619
	Climb Global Solutions Inc.	44,599	4,584
*,1	Lightwave Logic Inc.	1,397,991	4,529
*	Consensus Cloud Solutions Inc.	204,964	4,472
*	Veritone Inc.	889,642	4,137
*	Aeva Technologies Inc.	301,060	3,998
*	SmartRent Inc. Class A	1,944,196	3,927
*	Frequency Electronics Inc.	72,487	3,903
*	Clearfield Inc.	129,277	3,768
*	Via Transportation Inc. Class A	115,157	3,341
*	ON24 Inc.	416,579	3,316
*	Commerce.com Inc.	760,866	3,135
*	Ooma Inc.	266,417	3,125
	NVE Corp.	51,802	3,073
*	Corsair Gaming Inc.	516,636	3,069
*	Domo Inc. Class B	362,510	3,056
	Xerox Holdings Corp.	1,270,414	3,011
*	8x8 Inc.	1,522,862	3,000
*	Telos Corp.	582,153	2,969
*	BK Technologies Corp.	39,756	2,965
*	Xperi Inc.	501,081	2,936
*	Ribbon Communications Inc.	1,006,513	2,899
*	Backblaze Inc. Class A	601,616	2,804
*,1	MicroVision Inc.	3,281,100	2,717
*,1	Vuzix Corp.	713,385	2,697
*	Aviat Networks Inc.	122,045	2,609
*	American Bitcoin Corp. Class A	1,488,345	2,530
	Methode Electronics Inc.	380,217	2,525
*,1	EverCommerce Inc.	195,660	2,369
*	Viant Technology Inc. Class A	185,917	2,238
*,1	Tucows Inc. Class A	98,737	2,214
*,1	Aeluma Inc.	125,322	2,152
*	CS Disco Inc.	274,658	2,131
*	Turtle Beach Corp.	150,999	2,118
	Information Services Group Inc.	366,142	2,116
*	Unisys Corp.	745,923	2,059
*	Lantronix Inc.	350,576	2,054
	Immersion Corp.	293,685	1,997
*	GSI Technology Inc.	318,839	1,980
*	eGain Corp.	189,831	1,953
*	Rimini Street Inc.	500,428	1,942
*	Rekor Systems Inc.	1,363,371	1,881
*	Everspin Technologies Inc.	192,790	1,789
*,1	TSS Inc.	251,723	1,780
*,1	Wolfspeed Inc.	101,474	1,767
*,1	Datavault AI Inc.	2,695,076	1,757
*	One Stop Systems Inc.	240,638	1,728
*	Duos Technologies Group Inc.	149,730	1,684
[1]	ReposiTrak Inc.	130,448	1,614
*,1	Whitefiber Inc.	101,252	1,600
*	Comtech Telecommunications Corp.	299,036	1,582
*	Kaltura Inc.	962,241	1,578
	Richardson Electronics Ltd.	138,694	1,509
*	Amtech Systems Inc.	119,940	1,505
*	908 Devices Inc.	286,035	1,502
*	M-Tron Industries Inc.	27,605	1,469
*	Intellicheck Inc.	212,267	1,418
*,1	Ambiq Micro Inc.	43,514	1,240
*	Inseego Corp.	114,891	1,180
*	Crexendo Inc.	174,279	1,128
*,1	Digimarc Corp.	166,412	1,092
[1]	BTCS Inc.	400,316	1,057
*	KVH Industries Inc.	151,359	1,055
*,1	Blaize Holdings Inc.	529,821	1,033
*	Genasys Inc.	477,594	1,024
*	TON Strategy Co.	511,344	1,018
*	Rackspace Technology Inc.	1,045,639	1,015
42

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Quantum Corp.	153,251	988
*	inTEST Corp.	131,153	980
*	CPI Card Group Inc.	65,912	968
*,1	QuickLogic Corp.	155,017	932
*	Expensify Inc. Class A	612,728	925
	CSP Inc.	73,038	913
*	AudioEye Inc.	90,869	908
*,1	Wrap Technologies Inc.	375,772	894
*	Synchronoss Technologies Inc.	101,389	868
*	Identiv Inc.	223,317	858
*,1	Exodus Movement Inc. Class A	56,994	843
*	WM Technology Inc.	1,001,029	826
*,1	AEye Inc.	428,039	788
*	Research Solutions Inc.	262,279	771
*	SoundThinking Inc.	92,808	745
*,1	Soluna Holdings Inc.	626,854	733
*,1	Atomera Inc.	328,258	725
*	AstroNova Inc.	80,611	697
*,1	GCT Semiconductor Holding Inc.	581,013	697
*,1	Castellum Inc.	764,679	691
*,1	Airship AI Holdings Inc.	224,595	649
*	VirnetX Holding Corp.	36,521	610
*	Sono-Tek Corp.	138,988	574
*	RF Industries Ltd.	97,110	561
*	AmpliTech Group Inc.	181,980	544
*	LivePerson Inc.	131,982	511
*,1	Nukkleus Inc.	122,115	492
*	Coda Octopus Group Inc.	52,601	489
*,1	XTI Aerospace Inc.	381,889	474
	Franklin Wireless Corp.	100,924	441
*,1	reAlpha Tech Corp.	1,052,959	439
*	Airgain Inc.	104,587	425
*,1	Phunware Inc.	226,938	420
*	WidePoint Corp.	78,114	419
*	Upland Software Inc.	284,175	406
*	NetSol Technologies Inc.	123,295	374
*	Research Frontiers Inc.	282,644	370
*	CPS Technologies Corp.	113,173	350
*	TransAct Technologies Inc.	84,732	339
*	Trio-Tech International	24,993	331
*	Silvaco Group Inc.	80,545	326
*,1	Datacentrex Inc.	112,307	309
*	Key Tronic Corp.	107,495	300
*,1	Pixelworks Inc.	47,234	300
*	Inuvo Inc.	119,940	297
*	Data I/O Corp.	90,616	287
*	Optical Cable Corp.	63,969	285
*	Acorn Energy Inc.	18,242	275
*	Aware Inc.	147,059	274
*	Intellinetics Inc.	33,201	265
*	Fusemachines Inc.	150,001	247
*	LGL Group Inc.	41,911	241
*	Neonode Inc.	134,812	235
*	ACCESS Newswire Inc.	25,212	234
*,1	Blackboxstocks Inc.	26,996	219
*	CVD Equipment Corp.	69,180	214
*	Data Storage Corp.	40,828	209
*,1	Gloo Holdings Inc. Class A	36,804	209
*,1	Alpha Modus Holdings Inc.	427,190	197
*,1	Cambium Networks Corp.	135,004	194
*	Intrusion Inc.	166,371	191
*,1	Greenidge Generation Holdings Inc. Class A	121,582	180
*	Syntec Optics Holdings Inc.	61,891	177
*,1	CYNGN Inc.	69,653	166
	Bel Fuse Inc. Class A	1,036	157
*	Glimpse Group Inc.	163,384	151
*	Electro-Sensors Inc.	35,327	149
	Network-1 Technologies Inc.	109,893	144
*,1	Tao Synergies Inc.	38,401	141
	Universal Safety Products Inc.	26,745	138
43

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Interlink Electronics Inc.	35,531	138
*	Cloudastructure Inc. Class A	168,552	136
*,1	CISO Global Inc.	265,629	128
*	Veea Inc.	175,631	112
*,1	Mobix Labs Inc. Class A	379,505	101
*,1	authID Inc.	114,396	100
*	Smith Micro Software Inc.	169,727	92
*,1	NextTrip Inc.	26,275	85
*	Peraso Inc.	90,838	79
*,1	MultiSensor AI Holdings Inc.	265,898	77
*	Bridgeline Digital Inc.	76,110	63
*	Myseum Inc.	32,906	56
*	VerifyMe Inc.	81,394	49
*	Socket Mobile Inc.	46,130	47
*,1	Signing Day Sports Inc.	45,455	43
*,1	Foxx Development Holdings Inc.	8,313	39
*,1	Urgent.ly Inc.	13,399	39
*,1	Brand Engagement Network Inc.	16,973	39
*	CXApp Inc.	115,945	38
*	T Stamp Inc. Class A	9,305	36
*	Astrotech Corp.	9,524	34
*,1	CID Holdco Inc.	71,789	32
*,1	Scantech AI Systems Inc.	11,792	29
*	ClearOne Inc.	5,258	27
*,1	Mawson Infrastructure Group Inc.	6,447	27
*,1	Iveda Solutions Inc.	31,388	26
*	Nortech Systems Inc.	3,356	25
*,1,2	Marin Software Inc.	30,216	24
*,1	Focus Universal Inc.	27,913	23
*,1	Sobr Safe Inc.	10,363	22
*,1	LM Funding America Inc.	48,272	21
*,2	SRAX Inc.	284,252	20
*	TaoWeave Inc.	10,822	20
*	Bio-key International Inc.	34,846	19
*,1	Ascent Solar Technologies Inc.	4,600	19
*	Movano Inc.	2,349	19
*	Ainos Inc.	9,281	15
*,1	Sonim Technologies Inc.	4,892	15
*,1	Banzai International Inc. Class A	10,532	10
*,1	Actelis Networks Inc.	6,944	3
*,1	Boxlight Corp. Class A	2,011	3
*,2	Pivotal Software Inc.	1,233,865	—
			15,030,044
Materials (4.2%)
*	Amrize Ltd.	5,538,092	299,500
	Royal Gold Inc.	872,195	193,880
	Reliance Inc.	562,726	162,555
	Alcoa Corp.	2,788,264	148,168
	RPM International Inc.	1,380,383	143,560
	Hecla Mining Co.	7,216,338	138,482
	Crown Holdings Inc.	1,226,961	126,340
*	Coeur Mining Inc.	6,915,393	123,301
	AptarGroup Inc.	706,672	86,186
*	Solstice Advanced Materials Inc.	1,709,923	83,068
	Commercial Metals Co.	1,193,952	82,645
*	Cleveland-Cliffs Inc.	6,140,763	81,549
	Eastman Chemical Co.	1,228,203	78,396
*	Axalta Coating Systems Ltd.	2,297,741	74,240
*,1	MP Materials Corp.	1,451,175	73,313
	Eagle Materials Inc.	346,016	71,515
	Sealed Air Corp.	1,583,693	65,612
	Element Solutions Inc.	2,449,031	61,201
	NewMarket Corp.	84,006	57,734
	Louisiana-Pacific Corp.	681,900	55,070
	Balchem Corp.	349,066	53,533
	Celanese Corp.	1,182,715	50,005
	Warrior Met Coal Inc.	566,390	49,939
	Graphic Packaging Holding Co.	3,180,999	47,906
	Sonoco Products Co.	1,059,325	46,229
44

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Knife River Corp.	611,237	43,001
	Sensient Technologies Corp.	457,513	42,983
*	Perimeter Solutions Inc.	1,513,503	41,667
	Silgan Holdings Inc.	942,390	38,044
	Cabot Corp.	572,569	37,950
	HB Fuller Co.	583,611	34,702
	Hawkins Inc.	225,597	32,048
	Avient Corp.	986,481	30,818
	Ashland Inc.	493,147	28,933
	Scotts Miracle-Gro Co.	479,094	27,955
	Materion Corp.	223,344	27,766
	Westlake Corp.	359,985	26,617
	Olin Corp.	1,234,224	25,709
*	O-I Glass Inc.	1,659,863	24,500
*	Alpha Metallurgical Resources Inc.	116,527	23,291
*	Ingevity Corp.	388,457	22,989
*	Century Aluminum Co.	572,392	22,426
	Minerals Technologies Inc.	337,109	20,547
	Innospec Inc.	267,187	20,451
	Quaker Chemical Corp.	148,531	20,395
	Greif Inc. Class A	297,613	20,148
	Kaiser Aluminum Corp.	172,467	19,810
	Chemours Co.	1,618,481	19,082
	FMC Corp.	1,341,847	18,611
*	Ivanhoe Electric Inc.	1,155,542	18,466
	Huntsman Corp.	1,762,376	17,624
	Sylvamo Corp.	356,911	17,185
*	Hycroft Mining Holding Corp. Class A	716,262	17,026
	United States Lime & Minerals Inc.	113,536	13,595
*,1	PureCycle Technologies Inc.	1,529,474	13,138
	TriMas Corp.	347,902	12,333
	Worthington Steel Inc.	351,299	12,162
*,1	USA Rare Earth Inc.	1,013,121	12,056
*	Ecovyst Inc.	1,235,679	12,023
	Stepan Co.	232,774	11,024
*,1	McEwen Inc.	494,044	9,145
*	Ramaco Resources Inc. Class A	425,862	7,666
	Myers Industries Inc.	406,224	7,605
	Ryerson Holding Corp.	295,644	7,438
*	Compass Minerals International Inc.	375,825	7,381
	Mativ Holdings Inc.	581,899	7,070
	SunCoke Energy Inc.	915,392	6,591
*	Metallus Inc.	381,008	6,538
*,1	United States Antimony Corp.	1,290,820	6,480
*,1	ASP Isotopes Inc.	1,185,885	6,345
*	Idaho Strategic Resources Inc.	155,819	6,280
	Koppers Holdings Inc.	208,914	5,657
*	Dakota Gold Corp.	973,441	5,529
*	Magnera Corp.	362,782	5,493
	Tronox Holdings plc	1,294,612	5,399
	AdvanSix Inc.	296,345	5,127
*	LSB Industries Inc.	584,285	4,966
*,1	American Battery Technology Co.	1,411,067	4,713
	Olympic Steel Inc.	107,639	4,605
*	Rayonier Advanced Materials Inc.	752,094	4,430
	Orion SA	630,064	3,327
*	Contango ORE Inc.	117,407	3,101
*	Intrepid Potash Inc.	111,246	3,085
*	Clearwater Paper Corp.	176,632	3,073
*,1	Eightco Holdings Inc.	1,636,389	2,831
*,1	US Gold Corp.	131,519	2,553
*	Flotek Industries Inc.	147,195	2,536
	Greif Inc. Class B	33,030	2,467
*	Ranpak Holdings Corp. Class A	454,867	2,461
*	Alto Ingredients Inc.	820,999	2,364
*	Tredegar Corp.	327,466	2,351
*	Aspen Aerogels Inc.	750,132	2,123
*	Smith-Midland Corp.	47,333	1,720
*	Core Molding Technologies Inc.	79,575	1,596
	Friedman Industries Inc.	74,300	1,522
45

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Gold Resource Corp.	1,458,020	1,207
*	American Vanguard Corp.	307,616	1,175
*	Ascent Industries Co.	71,759	1,162
*	Arq Inc.	340,866	1,115
	Kronos Worldwide Inc.	227,404	1,005
	Ramaco Resources Inc. Class B	84,761	996
	Mercer International Inc.	477,644	946
*	Paramount Gold Nevada Corp.	616,874	777
*	Ampco-Pittsburgh Corp.	136,145	726
	Northern Technologies International Corp.	76,918	602
*	Solitario Resources Corp.	677,525	472
*	Solesence Inc.	205,663	328
*	Origin Materials Inc.	1,376,744	291
*	Loop Industries Inc.	228,410	228
*,1	US Goldmining Inc.	24,644	217
[1]	Trinseo plc	370,666	184
*	5E Advanced Materials Inc.	58,789	179
*,1	Bolt Projects Holdings Inc.	15,472	12
*	Adapti Inc.	2,497	3
*,1	Inno Holdings Inc.	2,652	3
*,1,2	American Infrastructure Corp.	147,171	1
*	N2OFF Inc.	328	1
*,2	Novusterra Inc.	68,679	—
*,1,2	ReElement Technologies Corp.	274,719	—
			3,454,200
Real Estate (5.3%)
*	Jones Lang LaSalle Inc.	508,063	170,948
	Sun Communities Inc.	1,252,478	155,195
	WP Carey Inc.	2,356,234	151,647
	Omega Healthcare Investors Inc.	3,180,966	141,044
	Gaming & Leisure Properties Inc.	3,045,545	136,105
*	Zillow Group Inc. Class C	1,896,839	129,402
	Equity LifeStyle Properties Inc.	2,086,899	126,487
	Lamar Advertising Co. Class A	934,889	118,338
	American Homes 4 Rent Class A	3,508,372	112,619
	EastGroup Properties Inc.	573,683	102,196
	Rexford Industrial Realty Inc.	2,502,247	96,887
	American Healthcare REIT Inc.	1,905,476	89,672
	Agree Realty Corp.	1,233,330	88,837
	CubeSmart	2,457,339	88,587
	CareTrust REIT Inc.	2,405,360	86,978
	Brixmor Property Group Inc.	3,295,694	86,413
	First Industrial Realty Trust Inc.	1,425,342	81,629
	NNN REIT Inc.	2,043,387	80,979
	STAG Industrial Inc.	2,009,640	73,874
	Terreno Realty Corp.	1,113,345	65,364
	Healthcare Realty Trust Inc. Class A	3,798,586	64,386
	Ryman Hospitality Properties Inc.	678,940	64,241
	Essential Properties Realty Trust Inc.	2,133,283	63,273
	Vornado Realty Trust	1,737,146	57,812
	Kite Realty Group Trust	2,322,159	55,662
*	Compass Inc. Class A	5,265,420	55,656
	Macerich Co.	2,767,050	51,080
	Sabra Health Care REIT Inc.	2,679,693	50,753
*	Opendoor Technologies Inc.	8,636,023	50,348
	Millrose Properties Inc.	1,661,668	49,634
	Phillips Edison & Co. Inc.	1,349,705	48,009
	Cousins Properties Inc.	1,806,482	46,571
	Independence Realty Trust Inc.	2,560,624	44,760
	Kilroy Realty Corp.	1,171,711	43,787
	Tanger Inc.	1,240,173	41,385
	EPR Properties	818,443	40,840
*	Cushman & Wakefield Ltd.	2,499,477	40,467
	Americold Realty Trust Inc.	3,078,071	39,584
	National Health Investors Inc.	512,348	39,128
	Outfront Media Inc.	1,566,982	37,764
*	Zillow Group Inc. Class A	525,616	35,863
	Broadstone Net Lease Inc.	2,036,676	35,377
	SL Green Realty Corp.	766,682	35,168
46

Extended Market Index Fund
		Shares	Market Value• ($000)
	Rayonier Inc.	1,600,319	34,647
	COPT Defense Properties	1,212,587	33,710
	LXP Industrial Trust	635,932	31,530
	PotlatchDeltic Corp.	768,277	30,562
	Highwoods Properties Inc.	1,182,043	30,520
	Newmark Group Inc. Class A	1,722,472	29,868
	Acadia Realty Trust	1,414,275	29,049
	Apple Hospitality REIT Inc.	2,358,930	27,953
[1]	Medical Properties Trust Inc.	5,307,658	26,538
	Four Corners Property Trust Inc.	1,147,538	26,462
*	Howard Hughes Holdings Inc.	331,589	26,451
	Urban Edge Properties	1,362,044	26,138
	St. Joe Co.	431,625	25,626
	Curbline Properties Corp.	1,047,125	24,304
	InvenTrust Properties Corp.	830,315	23,423
	Park Hotels & Resorts Inc.	2,154,442	22,535
	Lineage Inc.	618,951	21,663
	National Storage Affiliates Trust	767,546	21,652
	Douglas Emmett Inc.	1,809,787	19,890
	DiamondRock Hospitality Co.	2,189,347	19,617
	Smartstop Self Storage REIT Inc.	599,594	18,551
	Global Net Lease Inc.	2,135,303	18,364
	Sunstone Hotel Investors Inc.	2,052,467	18,349
	LTC Properties Inc.	514,782	17,698
	Elme Communities	955,581	16,627
	Alexander & Baldwin Inc.	786,167	16,226
[1]	NETSTREIT Corp.	898,023	15,841
	Getty Realty Corp.	571,126	15,632
*	Anywhere Real Estate Inc.	1,048,476	14,846
	Xenia Hotels & Resorts Inc.	1,026,779	14,519
	Innovative Industrial Properties Inc.	301,455	14,277
	Pebblebrook Hotel Trust	1,223,787	13,853
	Sila Realty Trust Inc.	593,386	13,832
	UMH Properties Inc.	869,091	13,827
	Veris Residential Inc.	883,094	13,140
	Kennedy-Wilson Holdings Inc.	1,293,653	12,510
	RLJ Lodging Trust	1,604,425	11,953
	Centerspace	179,079	11,948
	Diversified Healthcare Trust	2,371,091	11,500
	Piedmont Realty Trust Inc.	1,339,636	11,173
	JBG SMITH Properties	648,230	11,026
	Plymouth Industrial REIT Inc.	483,464	10,578
	Easterly Government Properties Inc. Class A	472,725	10,017
	Empire State Realty Trust Inc. Class A	1,517,223	9,892
	American Assets Trust Inc.	505,800	9,575
[1]	eXp World Holdings Inc.	988,248	8,944
	Apartment Investment & Management Co. Class A	1,441,420	8,562
	NexPoint Residential Trust Inc.	240,738	7,246
	Marcus & Millichap Inc.	259,421	7,080
	Whitestone REIT	480,367	6,672
	Safehold Inc.	486,592	6,661
*	Hudson Pacific Properties Inc.	574,727	6,224
	CBL & Associates Properties Inc.	166,555	6,163
	Armada Hoffler Properties Inc.	886,853	5,871
	CTO Realty Growth Inc.	312,360	5,751
	Summit Hotel Properties Inc.	1,150,255	5,602
	Gladstone Commercial Corp.	517,933	5,526
	Brandywine Realty Trust	1,861,011	5,434
	Universal Health Realty Income Trust	136,947	5,370
	Alexander's Inc.	23,959	5,222
	Peakstone Realty Trust	359,406	5,157
*	Forestar Group Inc.	206,389	5,083
	Global Medical REIT Inc.	139,362	4,702
	Community Healthcare Trust Inc.	284,774	4,676
	Saul Centers Inc.	138,988	4,382
	Postal Realty Trust Inc. Class A	262,393	4,235
*	Tejon Ranch Co.	262,768	4,144
	Farmland Partners Inc.	424,751	4,116
	NET Lease Office Properties	155,643	4,014
	Chatham Lodging Trust	537,159	3,658
47

Extended Market Index Fund
		Shares	Market Value• ($000)
	Industrial Logistics Properties Trust	655,819	3,633
	SITE Centers Corp.	564,390	3,623
	One Liberty Properties Inc.	172,699	3,504
	Gladstone Land Corp.	379,892	3,476
	FrontView REIT Inc.	234,258	3,458
	Service Properties Trust	1,722,369	3,169
	City Office REIT Inc.	437,831	3,060
*	FRP Holdings Inc.	127,414	2,904
	RMR Group Inc. Class A	169,470	2,525
	Alpine Income Property Trust Inc.	130,497	2,182
	BRT Apartments Corp.	134,525	1,978
*	Douglas Elliman Inc.	800,096	1,896
	Braemar Hotels & Resorts Inc.	648,926	1,862
*	Stratus Properties Inc.	72,255	1,747
	NexPoint Diversified Real Estate Trust	449,962	1,723
*	Seritage Growth Properties Class A	506,851	1,647
*	RE/MAX Holdings Inc. Class A	211,650	1,606
*	Seaport Entertainment Group Inc.	80,597	1,593
	Modiv Industrial Inc. Class C	104,831	1,509
*	Alset Inc.	423,453	1,457
*	Maui Land & Pineapple Co. Inc.	78,161	1,324
	Orion Properties Inc.	544,513	1,231
*	Star Holdings	132,584	1,091
	Strawberry Fields REIT Inc.	79,049	1,036
	Franklin Street Properties Corp.	921,447	872
*	Altisource Portfolio Solutions SA	122,426	851
*,1	Fermi Inc.	103,016	824
*	Transcontinental Realty Investors Inc.	12,262	719
*	AMREP Corp.	34,679	652
	Global Self Storage Inc.	117,179	598
	Clipper Realty Inc.	154,579	591
*	Sotherly Hotels Inc.	205,361	442
*	Comstock Holding Cos. Inc. Class A	35,950	418
	Bluerock Homes Trust Inc.	37,763	403
*	Ashford Hospitality Trust Inc.	60,491	258
*	JW Mays Inc.	6,338	253
*	American Realty Investors Inc.	13,305	214
*,1	Offerpad Solutions Inc.	140,973	171
*	InterGroup Corp.	5,403	153
*	Fathom Holdings Inc.	148,800	150
*	American Strategic Investment Co. Class A	18,047	150
*	CKX Lands Inc.	11,020	101
	Mackenzie Realty Capital Inc.	16,975	69
	Medalist Diversified REIT Inc.	5,396	67
	InnSuites Hospitality Trust	35,317	47
*	Generation Income Properties Inc.	50,741	32
*	New Concept Energy Inc.	33,021	25
*,1	Presidio Property Trust Inc. Class A	6,645	22
*,1	Power REIT	18,919	17
*	Avalon GloboCare Corp.	6,989	8
*	Creative Media & Community Trust Corp.	1,418	5
			4,354,482
Utilities (2.0%)
*	Talen Energy Corp.	492,121	184,467
	Essential Utilities Inc.	3,040,967	116,652
*,1	Oklo Inc. Class A	1,330,430	95,472
	OGE Energy Corp.	2,163,164	92,367
	UGI Corp.	2,312,912	86,572
	National Fuel Gas Co.	972,739	77,877
	IDACORP Inc.	580,226	73,433
	Ormat Technologies Inc.	655,288	72,390
	TXNM Energy Inc.	1,052,047	61,945
	Portland General Electric Co.	1,207,816	57,963
	Black Hills Corp.	811,500	56,334
	Southwest Gas Holdings Inc.	691,124	55,304
	Spire Inc.	636,031	52,600
	New Jersey Resources Corp.	1,082,306	49,916
	ONE Gas Inc.	645,641	49,876
	MDU Resources Group Inc.	2,200,723	42,958
48

Extended Market Index Fund
		Shares	Market Value• ($000)
	Northwestern Energy Group Inc.	663,175	42,801
	Otter Tail Corp.	450,453	36,401
	Avista Corp.	878,105	33,842
	Chesapeake Utilities Corp.	255,473	31,873
	MGE Energy Inc.	395,508	31,016
	American States Water Co.	418,224	30,313
	Clearway Energy Inc. Class C	903,202	30,041
	California Water Service Group	643,312	27,875
*	Hawaiian Electric Industries Inc.	1,864,670	22,935
	Northwest Natural Holding Co.	449,314	21,001
	H2O America	358,384	17,557
	Clearway Energy Inc. Class A	381,361	11,982
	Middlesex Water Co.	198,182	9,992
	Unitil Corp.	196,720	9,529
*	Hallador Energy Co.	381,834	7,270
	Consolidated Water Co. Ltd.	158,081	5,579
	York Water Co.	158,884	5,059
*	Cadiz Inc.	609,218	3,418
	Artesian Resources Corp. Class A	104,099	3,291
	Genie Energy Ltd. Class B	227,161	3,130
*	Pure Cycle Corp.	253,147	2,782
	RGC Resources Inc.	85,985	1,831
	Global Water Resources Inc.	147,387	1,245
*	Montauk Renewables Inc.	711,913	1,189
*	Spruce Power Holding Corp.	193,214	983
			1,619,061
Total Common Stocks (Cost $70,874,398)			82,038,240
Preferred Stocks (0.0%)
*,2	ClearOne Inc. Preference Shares	7,653	2
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	902,467	—
[2]	BTCS Inc. Preference Shares	87,854	—
*,1,2	Nutriband Inc. Preference Shares	13,085	—
Total Preferred Stocks (Cost $2,614)			2
Rights (0.0%)
*,2	Korro Bio Inc. CVR	448,505	879
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	87,894	398
*,2	Sanofi Aatd Inc. CVR	396,851	257
*,2	Spectrum Pharmaceuticals Inc. CVR	2,524,293	206
*,2	Adverum Biotechnologies Inc. CVR	172,523	138
*,2	Enliven Therapeutics Inc. CVR	140,767	127
*,2	Coherus BioSciences Inc. CVR	579,706	54
*,2	Gyre Therapeutics Inc. CVR	475,977	48
*,1,2	FG Nexus Inc. CVR	8,339	45
*,2	Miromatrix Medical Inc. CVR	280,666	39
*,2	Adamas Pharmaceuticals Inc. CVR	527,854	32
*,2	Chinook Therapeutics Inc. CVR	150,581	28
*,1,2	Sonnet BioTherapeutics Inc. CVR	62,649	26
*	Ligand Pharmaceuticals Inc. General CVR	395,811	25
*,2	Landos Biopharma Inc. CVR	8,191	21
*,1,2	Oncternal Therapeutics Inc. CVR	19,268	20
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	F-star Therapeutics Inc. CVR	81,675	6
*,2	Q32 Bio Inc. CVR	535,943	5
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	3
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	Dianthus Therapeutics Inc. CVR	545,859	3
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	1
*,1,2	TransCode Therapeutics Inc. CVR	6,545	1
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	MetaVia Inc. CVR	5,194	—
*,2	OmniAb Inc. 12.5 Earnout	83,004	—
*,2	OmniAb Inc. 15 Earnout	83,004	—
*,2	Carisma Therapeutics Inc. CVR	2,671,362	—
*,2	Chinook Therapeutics Inc. CVR (OOTC)	59	—
*,1,2	Spyre Therapeutics Inc. CVR	632,341	—
49

Extended Market Index Fund
		Shares	Market Value• ($000)
*,2	Neurogene Inc. CVR	95,916	—
*,2	Traws Pharma Inc. CVR	321,970	—
*,2	Tectonic Therapeutic Inc. CVR	44,790	—
*,1,2	Pieris Pharmaceuticals Securities Corp. CVR	11,069	—
*,2	iTeos Therapeutics Inc. CVR	124	—
*,2	Verve Therapeutics Inc. CVR	424	—
*,1,2	Hepion Pharmaceuticals Inc. CVR	979	—
*,2	Ikena Oncology Securities Corp. CVR	218,561	—
*,2	Akero Therapeutics Inc. CVR	300	—
*,2	AmpliTech Group Inc.	363,960	—
Total Rights (Cost $2,317)			2,377
Warrants (0.0%)
*	Altisource Portfolio Solutions SA Exp. 4/30/2032	186,743	76
*,1	Altisource Portfolio Solutions SA Exp. 4/2/2029	186,743	61
Total Warrants (Cost $—)			137
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[3,4]	Vanguard Market Liquidity Fund, 3.780% (Cost $1,513,186)	15,145,467	1,514,546
Total Investments (101.8%) (Cost $72,392,515)			83,555,302
Other Assets and Liabilities—Net (-1.8%)			(1,439,540)
Net Assets (100%)			82,115,762
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,320,466.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,446,294 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
50

Extended Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2026	9	4,582	(1)
E-mini Russell 2000 Index	March 2026	468	58,453	(779)
E-mini S&P Mid-Cap 400 Index	March 2026	43	14,299	(221)
				(1,001)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BILL Holdings Inc.	8/31/2026	BANA	4,695	(3.640)	—	(60)
Chewy Inc. Class A	2/2/2026	GSI	10,273	(3.640)	—	(43)
Magnolia Oil & Gas Corp. Class A	8/31/2026	BANA	14,893	(3.640)	223	—
					223	(103)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
51

Extended Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $70,879,329)	82,040,756
Affiliated Issuers (Cost $1,513,186)	1,514,546
Total Investments in Securities	83,555,302
Investment in Vanguard	1,978
Cash	3,884
Cash Collateral Pledged—Futures Contracts	4,892
Receivables for Investment Securities Sold	50,528
Receivables for Accrued Income	64,874
Receivables for Capital Shares Issued	28,057
Unrealized Appreciation—Over-the-Counter Swap Contracts	223
Total Assets	83,709,738
Liabilities
Payables for Investment Securities Purchased	1,258
Collateral for Securities on Loan	1,446,294
Payables for Capital Shares Redeemed	143,899
Payables to Vanguard	1,778
Variation Margin Payable—Futures Contracts	644
Unrealized Depreciation—Over-the-Counter Swap Contracts	103
Total Liabilities	1,593,976
Net Assets	82,115,762
1 Includes $1,320,466 of securities on loan.
52

Extended Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	82,175,118
Total Distributable Earnings (Loss)	(59,356)
Net Assets	82,115,762

Investor Shares—Net Assets
Applicable to 988,049 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	156,856
Net Asset Value Per Share—Investor Shares	$158.75

ETF Shares—Net Assets
Applicable to 119,690,931 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,022,516
Net Asset Value Per Share—ETF Shares	$209.06

Admiral™ Shares—Net Assets
Applicable to 166,539,625 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,416,186
Net Asset Value Per Share—Admiral Shares	$158.62

Institutional Shares—Net Assets
Applicable to 95,753,749 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,187,133
Net Asset Value Per Share—Institutional Shares	$158.61

Institutional Plus Shares—Net Assets
Applicable to 39,174,038 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,333,071
Net Asset Value Per Share—Institutional Plus Shares	$391.41
See accompanying Notes, which are an integral part of the Financial Statements.
53

Extended Market Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	1,068,051
Interest[2]	6,301
Securities Lending—Net	81,727
Total Income	1,156,079
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,712
Management and Administrative—Investor Shares	315
Management and Administrative—ETF Shares	9,161
Management and Administrative—Admiral Shares	11,156
Management and Administrative—Institutional Shares	6,498
Management and Administrative—Institutional Plus Shares	4,676
Management and Administrative—Institutional Select Shares	3,171
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—ETF Shares	1,095
Marketing and Distribution—Admiral Shares	891
Marketing and Distribution—Institutional Shares	446
Marketing and Distribution—Institutional Plus Shares	423
Marketing and Distribution—Institutional Select Shares	22
Custodian Fees	893
Auditing Fees	52
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	495
Shareholders’ Reports and Proxy Fees—Admiral Shares	124
Shareholders’ Reports and Proxy Fees—Institutional Shares	249
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	323
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	1
Trustees’ Fees and Expenses	54
Other Expenses	57
Total Expenses	41,824
Net Investment Income	1,114,255
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	23,510,102
Futures Contracts	28,274
Swap Contracts	(10,365)
Realized Net Gain (Loss)	23,528,011
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(14,882,983)
Futures Contracts	2,434
Swap Contracts	7,620
Change in Unrealized Appreciation (Depreciation)	(14,872,929)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,769,337
1	Dividends are net of foreign withholding taxes of $430.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,423, $79, and ($39), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $26,931,160 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
54

Extended Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,114,255	1,294,978
Realized Net Gain (Loss)	23,528,011	4,332,369
Change in Unrealized Appreciation (Depreciation)	(14,872,929)	10,673,729
Net Increase (Decrease) in Net Assets Resulting from Operations	9,769,337	16,301,076
Distributions
Investor Shares	(1,812)	(2,066)
ETF Shares	(277,107)	(228,223)
Admiral Shares	(307,646)	(285,904)
Institutional Shares	(183,796)	(182,700)
Institutional Plus Shares	(180,358)	(155,183)
Institutional Select Shares	(214,197)	(380,187)
Total Distributions	(1,164,916)	(1,234,263)
Capital Share Transactions
Investor Shares	(53,973)	(66,601)
ETF Shares	1,385,264	878,795
Admiral Shares	(1,587,885)	(1,631,053)
Institutional Shares	(2,082,865)	(1,566,874)
Institutional Plus Shares	2,184	(278,243)
Institutional Select Shares	(35,307,139)	1,545,320
Net Increase (Decrease) from Capital Share Transactions	(37,644,414)	(1,118,656)
Total Increase (Decrease)	(29,039,993)	13,948,157
Net Assets
Beginning of Period	111,155,755	97,207,598
End of Period	82,115,762	111,155,755
See accompanying Notes, which are an integral part of the Financial Statements.
55

Extended Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$144.20	$124.78	$100.93	$138.80	$124.83
Investment Operations
Net Investment Income[1]	1.498	1.452	1.411	1.280	1.216
Net Realized and Unrealized Gain (Loss) on Investments	14.645	19.364	23.876	(38.141)	14.134
Total from Investment Operations	16.143	20.816	25.287	(36.861)	15.350
Distributions
Dividends from Net Investment Income	(1.593)	(1.396)	(1.437)	(1.009)	(1.380)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.593)	(1.396)	(1.437)	(1.009)	(1.380)
Net Asset Value, End of Period	$158.75	$144.20	$124.78	$100.93	$138.80
Total Return[2]	11.26%	16.76%	25.22%	-26.56%	12.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$157	$195	$232	$229	$399
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%[3]	0.19%[3]	0.19%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.09%	1.28%	1.14%	0.87%
Portfolio Turnover Rate[4]	12%	11%	11%	11%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
56

Extended Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$189.90	$164.34	$132.92	$182.81	$164.43
Investment Operations
Net Investment Income[1]	2.278	2.173	2.086	1.914	1.867
Net Realized and Unrealized Gain (Loss) on Investments	19.262	25.463	31.415	(50.278)	18.576
Total from Investment Operations	21.540	27.636	33.501	(48.364)	20.443
Distributions
Dividends from Net Investment Income	(2.380)	(2.076)	(2.081)	(1.526)	(2.063)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.380)	(2.076)	(2.081)	(1.526)	(2.063)
Net Asset Value, End of Period	$209.06	$189.90	$164.34	$132.92	$182.81
Total Return	11.41%	16.90%	25.39%	-26.46%	12.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,023	$21,305	$17,606	$13,089	$17,593
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%[2]	0.06%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.24%	1.44%	1.31%	1.02%
Portfolio Turnover Rate[3]	12%	11%	11%	11%	19%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
57

Extended Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$144.08	$124.68	$100.85	$138.70	$124.75
Investment Operations
Net Investment Income[1]	1.721	1.638	1.557	1.437	1.408
Net Realized and Unrealized Gain (Loss) on Investments	14.624	19.337	23.851	(38.129)	14.106
Total from Investment Operations	16.345	20.975	25.408	(36.692)	15.514
Distributions
Dividends from Net Investment Income	(1.805)	(1.575)	(1.578)	(1.158)	(1.564)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.805)	(1.575)	(1.578)	(1.158)	(1.564)
Net Asset Value, End of Period	$158.62	$144.08	$124.68	$100.85	$138.70
Total Return[2]	11.42%	16.91%	25.38%	-26.47%	12.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,416	$25,549	$23,639	$20,012	$29,054
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%[3]	0.06%[3]	0.06%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.23%	1.42%	1.29%	1.01%
Portfolio Turnover Rate[4]	12%	11%	11%	11%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
58

Extended Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$144.07	$124.68	$100.84	$138.69	$124.74
Investment Operations
Net Investment Income[1]	1.713	1.650	1.567	1.439	1.413
Net Realized and Unrealized Gain (Loss) on Investments	14.633	19.328	23.862	(38.120)	14.115
Total from Investment Operations	16.346	20.978	25.429	(36.681)	15.528
Distributions
Dividends from Net Investment Income	(1.806)	(1.588)	(1.589)	(1.169)	(1.578)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.806)	(1.588)	(1.589)	(1.169)	(1.578)
Net Asset Value, End of Period	$158.61	$144.07	$124.68	$100.84	$138.69
Total Return	11.42%	16.91%	25.41%	-26.46%	12.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,187	$15,825	$15,139	$12,983	$19,456
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.24%	1.43%	1.29%	1.01%
Portfolio Turnover Rate[3]	12%	11%	11%	11%	19%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
59

Extended Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$355.55	$307.67	$248.85	$342.27	$307.85
Investment Operations
Net Investment Income[1]	4.309	4.118	3.898	3.597	3.595
Net Realized and Unrealized Gain (Loss) on Investments	36.047	47.715	58.870	(94.104)	34.757
Total from Investment Operations	40.356	51.833	62.768	(90.507)	38.352
Distributions
Dividends from Net Investment Income	(4.496)	(3.953)	(3.948)	(2.913)	(3.932)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.496)	(3.953)	(3.948)	(2.913)	(3.932)
Net Asset Value, End of Period	$391.41	$355.55	$307.67	$248.85	$342.27
Total Return	11.42%	16.94%	25.41%	-26.45%	12.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,333	$13,843	$12,216	$10,446	$15,973
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.18%	1.25%	1.44%	1.31%	1.04%
Portfolio Turnover Rate[3]	12%	11%	11%	11%	19%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
60

Extended Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Jan.1, 2025 to July 16 2025[1]	Year Ended December 31,
		2024	2023	2022	2021
Net Asset Value, Beginning of Period	$231.57	$200.37	$162.04	$222.86	$200.45
Investment Operations
Net Investment Income[2]	1.351	2.735	2.580	2.421	2.352
Net Realized and Unrealized Gain (Loss) on Investments	5.712	31.061	38.338	(61.319)	22.661
Total from Investment Operations	7.063	33.796	40.918	(58.898)	25.013
Distributions
Dividends from Net Investment Income	(1.433)	(2.596)	(2.588)	(1.922)	(2.603)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.433)	(2.596)	(2.588)	(1.922)	(2.603)
Net Asset Value, End of Period	$237.20[1]	$231.57	$200.37	$162.04	$222.86
Total Return	3.08%	16.96%	25.44%	-26.44%	12.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$34,439	$28,375	$22,239	$26,240
Ratio of Total Expenses to Average Net Assets	0.02%[3]	0.02%	0.02%[4]	0.02%[4]	0.02%
Ratio of Net Investment Income to Average Net Assets	1.12%[3]	1.27%	1.46%	1.36%	1.05%
Portfolio Turnover Rate[5]	12%[6]	11%	11%	11%	19%
1	Net asset value as of July 16, 2025, on which date all shares were redeemed.
2	Calculated based on average shares outstanding.
3	Annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the year ended December 31, 2025.
See accompanying Notes, which are an integral part of the Financial Statements.
61

Extended Market Index Fund
Notes to Financial Statements
Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. On February 27, 2025, the board of trustees approved the closure of the Institutional Select Share class effective July 17, 2025.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
62

Extended Market Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,978,000, representing less than 0.01% of the fund’s net assets and 0.79% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
63

Extended Market Index Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	82,037,538	—	702	82,038,240
Preferred Stocks	—	—	2	2
Rights	29	—	2,348	2,377
Warrants	137	—	—	137
Temporary Cash Investments	1,514,546	—	—	1,514,546
Total	83,552,250	—	3,052	83,555,302

Derivative Financial Instruments
Assets
Swap Contracts	—	223	—	223
Liabilities
Futures Contracts[1]	(1,001)	—	—	(1,001)
Swap Contracts	—	(103)	—	(103)
Total	(1,001)	(103)	—	(1,104)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	26,900,011
Total Distributable Earnings (Loss)	(26,900,011)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,301
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	10,711,150
Capital Loss Carryforwards	(10,772,807)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(59,356)
64

Extended Market Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,164,916	1,234,263
Long-Term Capital Gains	—	—
Total	1,164,916	1,234,263
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	72,844,152
Gross Unrealized Appreciation	26,283,337
Gross Unrealized Depreciation	(15,572,187)
Net Unrealized Appreciation (Depreciation)	10,711,150
E.  During the year ended December 31, 2025, the fund purchased $11,263,253,000 of investment securities and sold $12,687,934,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $14,523,320,000 and $50,529,508,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $1,254,513,000 and sales were $979,033,000, resulting in net realized loss of $226,796,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	69,625	443	10,033	75
Issued in Lieu of Cash Distributions	1,812	12	2,066	15
Redeemed	(125,410)	(816)	(78,700)	(600)
Net Increase (Decrease)—Investor Shares	(53,973)	(361)	(66,601)	(510)
ETF Shares
Issued	15,102,851	77,104	11,796,338	66,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(13,717,587)	(69,600)	(10,917,543)	(61,450)
Net Increase (Decrease)—ETF Shares	1,385,264	7,504	878,795	5,050
Admiral Shares
Issued	1,584,535	10,817	1,530,679	11,540
Issued in Lieu of Cash Distributions	250,664	1,667	236,380	1,747
Redeemed	(3,423,084)	(23,264)	(3,398,112)	(25,556)
Net Increase (Decrease)—Admiral Shares	(1,587,885)	(10,780)	(1,631,053)	(12,269)
Institutional Shares
Issued	1,819,684	12,556	2,526,564	18,997
Issued in Lieu of Cash Distributions	171,958	1,146	169,564	1,254
Redeemed	(4,074,507)	(27,789)	(4,263,002)	(31,837)
Net Increase (Decrease)—Institutional Shares	(2,082,865)	(14,087)	(1,566,874)	(11,586)
Institutional Plus Shares
Issued	3,062,983	8,417	1,804,651	5,511
Issued in Lieu of Cash Distributions	179,862	484	152,858	458
Redeemed	(3,240,661)	(8,661)	(2,235,752)	(6,740)
Net Increase (Decrease)—Institutional Plus Shares	2,184	240	(278,243)	(771)
65

Extended Market Index Fund
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Select Shares[1]
Issued	3,751,305	16,410	5,390,297	24,314
Issued in Lieu of Cash Distributions	214,197	945	380,187	1,746
Redeemed	(39,272,641)	(166,075)	(4,225,164)	(18,954)
Net Increase (Decrease)—Institutional Select Shares	(35,307,139)	(148,720)	1,545,320	7,106
1	All outstanding shares were redeemed on July 16, 2025.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
66

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Extended Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Extended Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
67

Tax information (unaudited)
For corporate shareholders, 67.6%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $836,950,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $2,971,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $235,686,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
Q980 022026
68

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Extended Market Index Fund

A majority of independent trustees of the board of Vanguard Extended Market Index Fund has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements - U.S. Stock Index Funds

A majority of independent trustees of the board of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications filed herewith.

(a)(2) Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.